Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 85.7%
Aerospace/Defense – 1.7%
Barnes Group, Inc.	22,356	$1,009,820
Boeing (The) Co.*	9,460	1,894,270
Lockheed Martin Corp.	18,917	7,361,172
Moog, Inc., Class A	23,270	1,774,105
Northrop Grumman Corp.	17,523	6,481,758
Raytheon Technologies Corp.	101,436	9,148,513
		27,669,638
Agriculture – 0.3%
Archer-Daniels-Midland Co.	72,132	5,409,900
Airlines – 0.5%
Alaska Air Group, Inc.*	44,344	2,427,390
Allegiant Travel Co.*	12,789	2,284,883
Delta Air Lines, Inc.*	74,246	2,946,824
		7,659,097
Apparel – 0.8%
Hanesbrands, Inc.	189,276	3,047,343
NIKE, Inc., Class B	47,100	6,974,097
VF Corp.	36,380	2,372,340
		12,393,780
Auto Manufacturers – 0.7%
General Motors Co.*	173,315	9,138,900
PACCAR, Inc.	17,711	1,646,946
		10,785,846
Auto Parts & Equipment – 0.7%
Aptiv PLC*	43,471	5,937,269
BorgWarner, Inc.	37,347	1,637,666
Holley, Inc.*	104,493	1,237,197
Methode Electronics, Inc.	19,931	877,562
XPEL, Inc.*	19,284	1,202,550
		10,892,244
Banks – 6.9%
Bank OZK	140,145	6,565,793
BankUnited, Inc.	59,576	2,487,298
BOK Financial Corp.	21,107	2,164,523
Citigroup, Inc.	205,166	13,360,410
Columbia Banking System, Inc.	51,101	1,776,782
Eagle Bancorp, Inc.	20,255	1,214,692
First Republic Bank	24,486	4,250,525
Goldman Sachs Group (The), Inc.	42,813	15,184,915
Hilltop Holdings, Inc.	29,057	959,753
JPMorgan Chase & Co.	84,992	12,629,811
Morgan Stanley	59,472	6,098,259
	Number of Shares	Value
Banks (Continued)
PNC Financial Services Group (The), Inc.	20,403	$4,202,814
Renasant Corp.	47,741	1,755,914
Sandy Spring Bancorp, Inc.	40,931	1,936,445
Simmons First National Corp., Class A	66,749	1,909,021
SVB Financial Group*	8,726	5,095,111
Triumph Bancorp, Inc.*	19,314	1,689,589
Truist Financial Corp.	150,140	9,431,795
Trustmark Corp.	32,454	1,057,351
U.S. Bancorp	54,879	3,193,409
Veritex Holdings, Inc.	47,951	1,925,233
Webster Financial Corp.	42,123	2,393,008
Wells Fargo & Co.	78,114	4,202,533
Western Alliance Bancorp	69,335	6,877,339
		112,362,323
Beverages – 1.0%
Diageo PLC (United Kingdom)	93,436	4,714,911
Duckhorn Portfolio (The), Inc.*	113,710	2,269,652
Monster Beverage Corp.*	72,892	6,321,194
PepsiCo, Inc.	20,754	3,601,234
		16,906,991
Biotechnology – 0.3%
BioMarin Pharmaceutical, Inc.*	38,608	3,421,827
Intra-Cellular Therapies, Inc.*	25,735	1,222,155
		4,643,982
Building Materials – 1.1%
Griffon Corp.	33,678	754,050
Johnson Controls International PLC	62,266	4,524,870
Masco Corp.	38,964	2,467,590
Masonite International Corp.*	18,533	1,839,215
Owens Corning	66,428	5,892,164
Trex Co., Inc.*	25,997	2,377,946
UFP Industries, Inc.	11,317	903,776
		18,759,611
Chemicals – 2.1%
Ashland Global Holdings, Inc.	36,388	3,494,704
Balchem Corp.	17,800	2,615,532
DuPont de Nemours, Inc.	184,972	14,168,855
Ecovyst, Inc.	94,581	967,564
Innospec, Inc.	10,603	985,655

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
International Flavors & Fragrances, Inc.	9,255	$1,220,920
PPG Industries, Inc.	32,484	5,074,001
Sherwin-Williams (The) Co.	11,789	3,377,666
Stepan Co.	16,658	1,835,045
Valvoline, Inc.	37,618	1,239,137
		34,979,079
Commercial Services – 2.3%
Equifax, Inc.	15,777	3,782,693
Euronet Worldwide, Inc.*	11,862	1,588,203
Grand Canyon Education, Inc.*	4,426	370,368
HealthEquity, Inc.*	45,079	2,409,022
IHS Markit Ltd.	70,220	8,200,994
Mister Car Wash, Inc.*	73,978	1,272,421
Monro, Inc.	63,478	3,156,761
Moody's Corp.	4,086	1,401,498
Paylocity Holding Corp.*	5,954	1,214,497
PayPal Holdings, Inc.*	46,700	8,029,598
PROG Holdings, Inc.*	42,128	1,677,116
Repay Holdings Corp.*	105,109	1,880,400
ZipRecruiter, Inc., Class A*	95,470	2,070,744
		37,054,315
Computers – 4.1%
Accenture PLC, Class A	22,375	7,911,353
Apple, Inc.	183,418	32,057,798
Check Point Software Technologies Ltd. (Israel)*	39,863	4,823,822
Cognizant Technology Solutions Corp., Class A	29,000	2,477,180
CyberArk Software Ltd.*	16,731	2,294,657
Globant S.A.*	6,597	1,683,422
Hewlett Packard Enterprise Co.	156,034	2,548,035
International Business Machines Corp.	43,478	5,807,356
NCR Corp.*	182,544	6,947,625
		66,551,248
Cosmetics/Personal Care – 0.8%
Colgate-Palmolive Co.	27,203	2,242,887
Unilever PLC ADR (United Kingdom)	211,151	10,851,050
		13,093,937
Distribution/Wholesale – 0.9%
Pool Corp.	4,786	2,279,333
W.W. Grainger, Inc.	16,299	8,069,798
WESCO International, Inc.*	41,753	5,089,273
		15,438,404
	Number of Shares	Value
Diversified Financial Services – 2.9%
American Express Co.	29,534	$5,310,804
BlackRock, Inc.	5,254	4,323,727
Cohen & Steers, Inc.	23,384	1,953,265
Discover Financial Services	9,048	1,047,306
Focus Financial Partners, Inc. Class A*	36,377	1,831,946
Hamilton Lane, Inc., Class A	40,594	3,672,133
Moelis & Co., Class A	28,502	1,609,508
Mr. Cooper Group, Inc.*	53,337	2,141,481
Nasdaq, Inc.	27,799	4,981,859
Perella Weinberg Partners	73,693	800,306
Piper Sandler Cos.	11,841	1,826,119
Visa, Inc., Class A	79,948	18,081,839
		47,580,293
Electric – 2.2%
American Electric Power Co., Inc.	24,783	2,240,383
Avista Corp.	40,533	1,802,097
Dominion Energy, Inc.	198,466	16,008,268
Duke Energy Corp.	62,421	6,557,950
NorthWestern Corp.	33,317	1,936,384
Southern (The) Co.	77,256	5,368,519
Xcel Energy, Inc.	21,733	1,513,921
		35,427,522
Electrical Component & Equipment – 0.2%
Encore Wire Corp.	8,923	1,005,533
Novanta, Inc.*	16,637	2,297,570
		3,303,103
Electronics – 1.2%
Honeywell International, Inc.	34,739	7,103,431
nVent Electric PLC	259,250	8,967,458
Sensata Technologies Holding PLC*	63,623	3,649,415
		19,720,304
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	20,504	1,840,849
Entertainment – 0.5%
Red Rock Resorts, Inc., Class A	147,195	6,553,122
Vail Resorts, Inc.	9,091	2,519,116
		9,072,238
Environmental Control – 0.1%
Stericycle, Inc.*	36,861	2,165,215
Food – 1.1%
Flowers Foods, Inc.	42,582	1,197,832

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Food (Continued)
Hostess Brands, Inc.*	95,121	$1,951,883
J&J Snack Foods Corp.	12,473	1,892,029
Lancaster Colony Corp.	7,180	1,139,968
Nestle S.A. (Switzerland)(a)	39,347	5,081,208
Post Holdings, Inc.*	57,649	6,100,417
		17,363,337
Forest Products & Paper – 0.3%
International Paper Co.	89,078	4,298,014
Gas – 0.4%
South Jersey Industries, Inc.	122,392	3,062,248
UGI Corp.	91,323	4,141,498
		7,203,746
Hand/Machine Tools – 0.2%
Stanley Black & Decker, Inc.	17,419	3,042,228
Healthcare - Products – 3.6%
Abbott Laboratories	38,386	4,892,679
Alcon, Inc. (Switzerland)	76,414	5,867,067
Avanos Medical, Inc.*	31,927	966,111
Boston Scientific Corp.*	132,024	5,663,830
CONMED Corp.	13,161	1,810,690
Danaher Corp.	16,049	4,586,644
Intuitive Surgical, Inc.*	20,460	5,814,323
Medtronic PLC	55,702	5,764,600
Merit Medical Systems, Inc.*	33,149	1,838,112
Neogen Corp.*	48,402	1,765,221
Patterson Cos., Inc.	34,992	1,003,920
Thermo Fisher Scientific, Inc.	31,516	18,320,251
		58,293,448
Healthcare - Services – 1.4%
Aveanna Healthcare Holdings, Inc.*	92,327	506,875
Ensign Group (The), Inc.	32,574	2,457,057
ICON PLC (Ireland)*	10,576	2,810,255
Medpace Holdings, Inc.*	15,802	2,804,223
UnitedHealth Group, Inc.	31,418	14,847,204
		23,425,614
Home Builders – 0.4%
Century Communities, Inc.	27,089	1,783,810
Installed Building Products, Inc.	10,429	1,155,429
NVR, Inc.*	754	4,016,724
		6,955,963
	Number of Shares	Value
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	44,332	$1,920,906
Kimberly-Clark Corp.	19,080	2,626,362
Reckitt Benckiser Group PLC (United Kingdom)	19,045	1,543,067
		6,090,335
Insurance – 4.0%
Alleghany Corp.*	4,117	2,733,688
American International Group, Inc.	173,100	9,996,525
Aon PLC, Class A	28,395	7,849,514
Argo Group International Holdings Ltd.	34,517	1,959,875
Berkshire Hathaway, Inc., Class B*	14,553	4,555,380
Brighthouse Financial, Inc.*	39,594	2,155,893
Chubb Ltd.	33,981	6,703,772
Enstar Group Ltd.*	4,838	1,282,457
Goosehead Insurance, Inc., Class A	10,250	1,010,445
Hagerty, Inc., Class A*	37,926	540,825
Hartford Financial Services Group (The), Inc.	40,831	2,934,524
Loews Corp.	44,993	2,684,282
Marsh & McLennan Cos., Inc.	41,568	6,386,507
Progressive (The) Corp.	53,680	5,832,869
Reinsurance Group of America, Inc.	2,948	338,519
RenaissanceRe Holdings Ltd.	8,880	1,395,670
Travelers (The) Cos., Inc.	24,856	4,130,570
Willis Towers Watson PLC	9,244	2,162,726
		64,654,041
Internet – 8.1%
1-800-Flowers.com, Inc., Class A*	30,032	511,445
Alibaba Group Holding Ltd. ADR (China)*	33,144	4,169,184
Alphabet, Inc., Class A*	4,439	12,012,245
Amazon.com, Inc.*	15,301	45,772,482
Booking Holdings, Inc.*	2,276	5,590,152
Meta Platforms, Inc., Class A*	99,851	31,279,324
Netflix, Inc.*	17,700	7,560,378
Open Lending Corp., Class A*	79,807	1,515,535
Palo Alto Networks, Inc.*	23,459	12,137,687
Q2 Holdings, Inc.*	27,586	1,799,986

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Internet (Continued)
Sea Ltd. ADR (Taiwan)*	29,750	$4,471,722
Uber Technologies, Inc.*	157,979	5,908,415
		132,728,555
Leisure Time – 0.3%
Callaway Golf Co.*	48,085	1,147,308
Polaris, Inc.	19,773	2,226,242
YETI Holdings, Inc.*	25,582	1,677,668
		5,051,218
Lodging – 0.2%
Marriott International, Inc., Class A*	17,947	2,891,621
Machinery - Construction & Mining – 0.0%(b)
Astec Industries, Inc.	13,770	871,503
Machinery - Diversified – 1.0%
Alamo Group, Inc.	6,641	935,385
Albany International Corp., Class A	240	20,090
Altra Industrial Motion Corp.	93,871	4,532,092
Colfax Corp.*	155,693	6,402,096
Columbus McKinnon Corp.	20,479	886,331
Kadant, Inc.	13,158	2,749,759
Otis Worldwide Corp.	12,055	1,029,859
		16,555,612
Media – 1.1%
Charter Communications, Inc., Class A*	3,252	1,929,542
Comcast Corp., Class A	166,822	8,339,432
Liberty Media Corp.-Liberty Formula One, Class C*	33,109	1,994,155
Walt Disney (The) Co.*	40,880	5,844,613
		18,107,742
Metal Fabricate/Hardware – 0.4%
AZZ, Inc.	19,739	939,181
Helios Technologies, Inc.	27,716	2,123,877
Janus International Group, Inc.*	130,063	1,378,668
RBC Bearings, Inc.*	9,436	1,702,915
		6,144,641
Mining – 0.3%
Freeport-McMoRan, Inc.	101,401	3,774,145
Livent Corp.*	42,962	988,556
		4,762,701
Miscellaneous Manufacturing – 2.0%
Eaton Corp. PLC	71,928	11,395,553
Fabrinet (Thailand)*	20,754	2,348,523
	Number of Shares	Value
Miscellaneous Manufacturing (Continued)
Federal Signal Corp.	42,665	$1,664,788
General Electric Co.	53,950	5,097,196
Illinois Tool Works, Inc.	22,447	5,250,802
Parker-Hannifin Corp.	12,491	3,872,335
Trane Technologies PLC	19,079	3,302,575
		32,931,772
Office Furnishings – 0.2%
Steelcase, Inc., Class A	239,602	2,956,689
Oil & Gas – 2.0%
Brigham Minerals, Inc., Class A	41,822	905,028
Chevron Corp.	24,535	3,222,181
ConocoPhillips	41,276	3,657,879
Coterra Energy, Inc.	162,861	3,566,656
EOG Resources, Inc.	21,677	2,416,552
Hess Corp.	57,594	5,315,350
PDC Energy, Inc.	30,465	1,805,661
Pioneer Natural Resources Co.	41,513	9,086,781
Whiting Petroleum Corp.*	27,069	2,009,873
		31,985,961
Packing & Containers – 0.1%
TriMas Corp.	46,910	1,630,592
Pharmaceuticals – 4.2%
Cigna Corp.	27,380	6,309,995
Dexcom, Inc.*	9,300	4,003,464
Johnson & Johnson	91,378	15,743,516
McKesson Corp.	13,857	3,557,369
Merck & Co., Inc.	166,458	13,562,998
Pfizer, Inc.	212,125	11,176,866
Roche Holding A.G. (Genusschein) (Switzerland)	2,700	1,044,898
Viatris, Inc.	234,126	3,504,866
Zoetis, Inc.	52,940	10,576,883
		69,480,855
Pipelines – 4.2%
Antero Midstream Corp.	206,881	2,058,466
Cheniere Energy, Inc.	108,372	12,126,827
Enbridge, Inc. (Canada)	337,855	14,283,387
Equitrans Midstream Corp.	210,621	1,708,136
Kinder Morgan, Inc.	614,441	10,666,696
ONEOK, Inc.	69,100	4,192,988
Pembina Pipeline Corp. (Canada)	99,836	3,169,871
TC Energy Corp. (Canada)	232,358	11,998,568
Williams (The) Cos., Inc.	257,977	7,723,831
		67,928,770

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Private Equity – 0.1%
KKR & Co., Inc.	28,671	$2,040,228
Real Estate – 0.2%
Jones Lang LaSalle, Inc.*	3,766	944,475
Radius Global Infrastructure, Inc. Class A*	119,571	1,645,297
		2,589,772
Real Estate Investment Trusts – 1.9%
Americold Realty Trust	102,161	2,906,480
Community Healthcare Trust, Inc.	31,927	1,447,570
CubeSmart	105,057	5,330,592
Douglas Emmett, Inc.	50,902	1,589,160
Equinix, Inc.	7,929	5,747,732
National Storage Affiliates Trust	22,069	1,358,568
Plymouth Industrial REIT, Inc.	68,998	1,983,693
PotlatchDeltic Corp.	17,531	942,993
Public Storage	3,986	1,429,101
Rayonier, Inc.	44,475	1,625,117
Ryman Hospitality Properties, Inc.*	14,548	1,286,043
Sunstone Hotel Investors, Inc.*	90,175	1,019,879
UDR, Inc.	15,649	889,489
Urban Edge Properties	76,848	1,401,708
Weyerhaeuser Co.	56,308	2,276,532
		31,234,657
Retail – 3.5%
Academy Sports & Outdoors, Inc.*	25,819	1,004,359
Advance Auto Parts, Inc.	33,641	7,788,228
Bloomin' Brands, Inc.*	45,714	929,366
Chuy's Holdings, Inc.*	34,986	881,997
Five Below, Inc.*	12,649	2,074,436
Floor & Decor Holdings, Inc., Class A*	16,394	1,782,356
Freshpet, Inc.*	10,847	1,009,096
Gap (The), Inc.	208,751	3,772,131
Home Depot (The), Inc.	22,922	8,411,916
Jack in the Box, Inc.	20,275	1,846,039
Lowe's Cos., Inc.	22,518	5,344,647
National Vision Holdings, Inc.*	21,268	869,436
Ollie's Bargain Outlet Holdings, Inc.*	30,597	1,466,820
Papa John's International, Inc.	7,361	908,715
Sonic Automotive, Inc. Class A	39,420	2,010,814
	Number of Shares	Value
Retail (Continued)
Tractor Suppy Co.	27,970	$6,106,131
Ulta Beauty, Inc.*	16,568	6,026,444
Walmart, Inc.	39,987	5,590,582
		57,823,513
Savings & Loans – 0.3%
Provident Financial Services, Inc.	40,148	970,377
Sterling Bancorp	180,078	4,734,251
		5,704,628
Semiconductors – 3.3%
Amkor Technology, Inc.	41,086	904,714
Analog Devices, Inc.	13,646	2,237,534
ASML Holding N.V. (Netherlands)(a)	7,620	5,160,264
Intel Corp.	43,367	2,117,177
Micron Technology, Inc.	76,470	6,291,187
Monolithic Power Systems, Inc.	3,060	1,232,966
NVIDIA Corp.	69,568	17,034,420
NXP Semiconductors N.V. (China)	44,516	9,145,367
Rambus, Inc.*	69,043	1,743,336
Texas Instruments, Inc.	40,755	7,315,115
		53,182,080
Software – 6.3%
Adobe, Inc.*	24,306	12,986,696
Atlassian Corp. PLC, Class A*	24,280	7,874,975
Avalara, Inc.*	6,906	757,036
Clearwater Analytics Holdings, Inc., Class A*	57,268	976,419
Fidelity National Information Services, Inc.	60,821	7,293,654
Fiserv, Inc.*	6,929	732,395
Five9, Inc.*	8,989	1,129,917
Guidewire Software, Inc.*	14,146	1,426,483
Microsoft Corp.	126,784	39,427,288
salesforce.com, Inc.*	60,778	14,138,786
Splunk, Inc.*	42,257	5,236,488
UiPath, Inc. Class A*	61,380	2,242,212
Unity Software, Inc.*	18,100	1,903,215
Workday, Inc., Class A*	24,960	6,315,130
		102,440,694
Telecommunications – 1.5%
ADTRAN, Inc.	53,717	1,031,904
AT&T, Inc.	400,965	10,224,607
Cisco Systems, Inc.	192,547	10,719,091
Viavi Solutions, Inc.*	115,430	1,899,978
		23,875,580

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation – 1.3%
Canadian National Railway Co. (Canada)	15,420	$1,876,922
Kirby Corp.*	52,755	3,438,571
Union Pacific Corp.	24,223	5,923,735
United Parcel Service, Inc., Class B	49,935	10,097,356
		21,336,584
Total Common Stocks (Cost $1,114,334,635)		1,399,292,613

Master Limited Partnerships – 2.5%
Pipelines – 2.5%
Energy Transfer L.P.	888,752	8,505,357
Enterprise Products Partners L.P.	572,372	13,530,874
Magellan Midstream Partners L.P.	87,668	4,284,335
MPLX L.P.	131,609	4,319,407
Phillips 66 Partners L.P.	47,777	2,000,901
Plains All American Pipeline L.P.	505,874	5,448,263
Shell Midstream Partners L.P.	157,776	2,006,911
		40,096,048
Total Master Limited Partnerships (Cost $42,959,823)		40,096,048
	Number of Shares	Value

Investment Companies – 9.5%
Energy Select Sector SPDR Fund	122,724	$8,089,966
Vanguard Consumer Staples ETF	344,138	67,365,014
Vanguard Financials ETF	187,564	18,009,895
Vanguard Health Care ETF	253,807	62,269,009
Total Investment Companies (Cost $123,577,054)		155,733,884

Short-Term Investments – 2.2%
Money Market Fund – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(c)	35,521,941	35,521,941
Total Short-Term Investments (Cost $35,521,941)		35,521,941
Total Investments – 99.9% (Cost $1,316,393,453)		1,630,644,486
Other Assets less Liabilities – 0.1%		1,946,433
NET ASSETS – 100.0%		$1,632,590,919

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Amount rounds to less than 0.05%.
(c)	7-day current yield as of January 31, 2022 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	1,386,908,529	$12,384,084	$—	1,399,292,613
Master Limited Partnerships	40,096,048	—	—	40,096,048
Investment Companies	155,733,884	—	—	155,733,884
Short-Term Investments	35,521,941	—	—	35,521,941
Total Investments	$1,618,260,402	$12,384,084	$—	$1,630,644,486
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 97.2%
Advertising – 1.0%
Dentsu Group, Inc. (Japan)	20,894	$723,596
Publicis Groupe S.A. (France)	71,400	4,838,130
WPP PLC (United Kingdom)	273,458	4,287,965
		9,849,691
Aerospace/Defense – 0.3%
BAE Systems PLC (United Kingdom)	211,500	1,655,148
Rolls-Royce Holdings PLC (United Kingdom)*	688,736	1,079,581
		2,734,729
Agriculture – 0.5%
British American Tobacco PLC (United Kingdom)	71,752	3,063,452
Japan Tobacco, Inc. (Japan)	39,800	794,602
KT&G Corp. (South Korea)	15,369	992,774
		4,850,828
Airlines – 0.5%
Ryanair Holdings PLC ADR (Ireland)*	40,491	4,519,605
Wizz Air Holdings PLC (Switzerland)(a)*	5,956	326,458
		4,846,063
Auto Manufacturers – 4.4%
Bayerische Motoren Werke A.G. (Germany)	88,720	9,390,385
Daimler A.G. (Germany)	98,290	7,842,924
Daimler Truck Holding A.G. (Germany)*	89,253	3,146,513
Honda Motor Co. Ltd. (Japan)	156,000	4,594,634
Iveco Group N.V. (Italy)*	102,453	1,090,005
Maruti Suzuki India Ltd. (India)	4,521	523,776
Nissan Motor Co. Ltd. (Japan)*	313,576	1,659,630
Toyota Motor Corp. (Japan)	652,200	12,889,545
Volvo AB, Class B (Sweden)	165,100	3,725,717
		44,863,129
Auto Parts & Equipment – 2.3%
Bridgestone Corp. (Japan)	72,000	3,152,970
Continental A.G. (Germany)*	80,475	7,802,062
Denso Corp. (Japan)	18,100	1,350,870
Huayu Automotive Systems Co. Ltd., Class A (China)	554,932	2,422,441
	Number of Shares	Value
Auto Parts & Equipment (Continued)
Hyundai Mobis Co. Ltd. (South Korea)	6,137	$1,204,708
Stanley Electric Co. Ltd. (Japan)	64,500	1,507,646
Sumitomo Electric Industries Ltd. (Japan)	58,900	780,926
Valeo (France)	143,994	4,030,193
Vitesco Technologies Group A.G. (Germany)*	14,675	726,494
Weichai Power Co. Ltd., Class H (China)	396,000	718,594
		23,696,904
Banks – 12.5%
Al Rajhi Bank (Saudi Arabia)	21,300	845,878
Axis Bank Ltd. (India)*	442,810	4,637,375
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	535,108	3,416,467
Banco do Brasil S.A. (Brazil)	380,900	2,349,915
Banco Santander Chile ADR (Chile)	34,732	697,418
Bank Central Asia Tbk PT (Indonesia)	1,101,900	586,098
Bank Mandiri Persero Tbk PT (Indonesia)	8,218,700	4,306,669
Barclays PLC (United Kingdom)	565,818	1,517,988
BNP Paribas S.A. (France)	140,905	10,059,126
China Construction Bank Corp., Class H (China)	5,445,000	4,178,213
China Merchants Bank Co. Ltd., Class H (China)	177,613	1,484,512
Commercial International Bank Egypt S.A.E. GDR (Egypt)(b)*	462,340	1,497,983
Credit Suisse Group A.G. (Switzerland)(b)	914,507	8,692,771
DBS Group Holdings Ltd. (Singapore)	247,352	6,497,164
First Abu Dhabi Bank PJSC (United Arab Emirates)	161,390	878,779
FirstRand Ltd. (South Africa)	191,697	772,750
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	337,320	2,133,678
HDFC Bank Ltd. (India)	87,201	1,753,708
HDFC Bank Ltd. ADR (India)	40,567	2,784,113
HSBC Holdings PLC (United Kingdom)	741,188	5,275,291
ICICI Bank Ltd. ADR (India)	204,826	4,450,869

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banks (Continued)
Intesa Sanpaolo S.p.A. (Italy)	3,694,600	$10,979,764
KakaoBank Corp. (South Korea)*	745	25,882
Kasikornbank PCL (Thailand)(b)	251,300	1,137,756
Komercni banka A.S. (Czech Republic)	12,500	554,292
Kotak Mahindra Bank Ltd. (India)	68,456	1,715,847
Lloyds Banking Group PLC (United Kingdom)	18,056,489	12,530,700
Mitsubishi UFJ Financial Group, Inc. (Japan)	404,000	2,448,758
Mizuho Financial Group, Inc. (Japan)	55,000	745,030
Natwest Group PLC (United Kingdom)	1,187,977	3,904,623
Nedbank Group Ltd. (South Africa)	147,354	1,826,538
OTP Bank Nyrt. (Hungary)*	49,987	2,900,605
Qatar National Bank QPSC, Class B (Qatar)	161,406	968,170
Resona Holdings, Inc. (Japan)	193,800	832,844
Saudi National Bank (The) (Saudi Arabia)	52,066	1,024,140
Sberbank of Russia PJSC (Russia)	410,359	1,402,008
Sberbank of Russia PJSC ADR (Russia)	112,013	1,571,317
Shinhan Financial Group Co. Ltd. (South Korea)	50,206	1,608,057
Skandinaviska Enskilda Banken AB Class A (Sweden)	207,602	2,683,640
Standard Bank Group Ltd. (South Africa)	108,500	1,058,981
Standard Chartered PLC (United Kingdom)	424,506	3,091,575
Sumitomo Mitsui Financial Group, Inc. (Japan)	117,200	4,221,658
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	70,300	2,431,058
		128,480,008
Beverages – 2.1%
Ambev S.A. ADR (Brazil)	843,512	2,387,139
Anheuser-Busch InBev S.A./N.V. (Belgium)	95,500	6,020,427
Asahi Group Holdings Ltd. (Japan)	16,000	653,131
Budweiser Brewing Co. APAC Ltd. (China)(a)	512,800	1,354,579
	Number of Shares	Value
Beverages (Continued)
Diageo PLC (United Kingdom)	109,216	$5,511,192
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	31,148	2,342,953
Heineken N.V. (Netherlands)	6,744	723,271
Kirin Holdings Co. Ltd. (Japan)	135,500	2,171,813
Kweichow Moutai Co. Ltd., Class A (China)	2,000	597,315
		21,761,820
Biotechnology – 0.0%(c)
I-Mab ADR (China)*	3,010	76,003
Building Materials – 1.2%
Anhui Conch Cement Co. Ltd., Class H (China)	294,500	1,557,766
Daikin Industries Ltd. (Japan)	10,900	2,288,392
Holcim Ltd. (Switzerland)*	119,005	6,450,228
Hongfa Technology Co. Ltd., Class A (China)	61,100	614,702
Voltas Ltd. (India)	60,116	958,329
		11,869,417
Chemicals – 1.8%
Air Liquide S.A. (France)	12,897	2,206,152
Linde PLC (United Kingdom)	8,384	2,666,280
Nitto Denko Corp. (Japan)	23,300	1,814,130
Novozymes A/S, Class B (Denmark)	31,799	2,182,921
Shin-Etsu Chemical Co. Ltd. (Japan)	23,500	3,931,771
Symrise A.G. (Germany)	25,465	3,043,052
Toray Industries, Inc. (Japan)	121,700	769,122
UPL Ltd. (India)	139,480	1,461,340
		18,074,768
Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	384,000	944,505
Coal India Ltd. (India)	356,922	768,102
		1,712,607
Commercial Services – 2.9%
Adyen N.V. (Netherlands)(a)*	2,275	4,629,392
Amadeus IT Group S.A. (Spain)*	66,300	4,558,803
Bidvest Group (The) Ltd. (South Africa)	90,221	1,106,177

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Commercial Services (Continued)
Brambles Ltd. (Australia)	302,300	$2,076,816
CCR S.A. (Brazil)	654,260	1,609,129
Experian PLC (United Kingdom)	27,322	1,141,183
Localiza Rent a Car S.A. (Brazil)	25,300	280,201
Recruit Holdings Co. Ltd. (Japan)	38,200	1,888,173
RELX PLC (United Kingdom)	69,892	2,149,906
Rentokil Initial PLC (United Kingdom)	115,109	806,079
Secom Co. Ltd. (Japan)	22,700	1,598,400
SGS S.A. (Switzerland)(b)	676	1,927,662
StoneCo Ltd., Class A (Brazil)*	11,957	186,290
Worldline S.A. (France)(a)*	118,700	5,753,412
		29,711,623
Computers – 1.2%
Capgemini SE (France)	8,100	1,821,012
Check Point Software Technologies Ltd. (Israel)*	24,199	2,928,321
Globant S.A.*	2,200	561,396
Infosys Ltd. (India)	72,192	1,698,513
Lenovo Group Ltd. (China)	1,258,000	1,363,306
Quanta Computer, Inc. (Taiwan)	579,000	1,959,736
Sangfor Technologies, Inc., Class A (China)	23,300	570,854
Tata Consultancy Services Ltd. (India)	7,554	380,388
Wiwynn Corp. (Taiwan)	41,000	1,503,003
		12,786,529
Cosmetics/Personal Care – 2.4%
Kao Corp. (Japan)	56,000	2,798,408
LG Household & Health Care Ltd. (South Korea)	1,231	1,001,355
L'Oreal S.A. (France)	18,326	7,827,890
Unicharm Corp. (Japan)	107,700	4,161,907
Unilever PLC (United Kingdom)	29,002	1,481,343
Unilever PLC (London Exchange) (United Kingdom)	140,944	7,227,875
		24,498,778
Distribution/Wholesale – 1.0%
Bunzl PLC (United Kingdom)	21,816	817,162
Ferguson PLC	4,760	748,703
ITOCHU Corp. (Japan)	108,600	3,488,934
	Number of Shares	Value
Distribution/Wholesale (Continued)
Mitsubishi Corp. (Japan)	75,000	$2,546,433
Mitsui & Co. Ltd. (Japan)	106,100	2,645,644
		10,246,876
Diversified Financial Services – 2.1%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	404,700	1,118,811
Capitec Bank Holdings Ltd. (South Africa)	4,019	527,705
Daiwa Securities Group, Inc. (Japan)	126,500	762,251
HDFC Asset Management Co. Ltd. (India)(a)	13,538	402,476
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,600	148,397
Housing Development Finance Corp. Ltd. (India)	71,409	2,436,530
Japan Exchange Group, Inc. (Japan)	29,500	606,840
KB Financial Group, Inc. (South Korea)	40,891	2,026,546
London Stock Exchange Group PLC (United Kingdom)	14,495	1,419,256
Network International Holdings PLC (United Arab Emirates)(a)*	84,171	297,381
ORIX Corp. (Japan)	82,600	1,703,800
Pagseguro Digital Ltd., Class A (Brazil)*	10,233	231,470
Sanlam Ltd. (South Africa)	193,062	793,207
Saudi Tadawul Group Holding Co. (Saudi Arabia)*	10,557	455,831
Schroders PLC (United Kingdom)	100,447	4,605,578
St James's Place PLC (United Kingdom)	53,453	1,103,400
XP, Inc., Class A (Brazil)*	99,652	3,319,408
		21,958,887
Electric – 0.5%
Chubu Electric Power Co., Inc. (Japan)	140,881	1,411,050
Electric Power Development Co. Ltd. (Japan)	54,651	717,150
Engie Brasil Energia S.A. (Brazil)	102,800	791,603
National Grid PLC (United Kingdom)	83,752	1,225,538
SSE PLC (United Kingdom)	36,534	786,067
		4,931,408

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electrical Component & Equipment – 0.7%
Casio Computer Co. Ltd. (Japan)	53,100	$664,117
Schneider Electric S.E.	37,605	6,370,115
		7,034,232
Electronics – 1.1%
AAC Technologies Holdings, Inc. (China)	154,153	468,066
Hon Hai Precision Industry Co. Ltd. (Taiwan)	447,000	1,671,301
Hoya Corp. (Japan)	10,600	1,374,484
Kyocera Corp. (Japan)	26,400	1,628,123
Murata Manufacturing Co. Ltd. (Japan)	42,400	3,187,771
Nidec Corp. (Japan)	14,900	1,320,585
TDK Corp. (Japan)	60,800	2,195,786
		11,846,116
Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(b)*	131,500	251,783
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	4,312	876,026
		1,127,809
Entertainment – 0.3%
Entain PLC (United Kingdom)*	31,447	680,807
OPAP S.A. (Greece)	67,590	1,003,913
Songcheng Performance Development Co. Ltd., Class A (China)	409,700	990,288
		2,675,008
Food – 1.9%
Associated British Foods PLC (United Kingdom)	28,263	746,028
China Mengniu Dairy Co. Ltd. (China)*	5,000	29,553
Danone S.A. (France)	63,300	3,946,825
MEIJI Holdings Co. Ltd. (Japan)	38,700	2,414,170
Nestle S.A. ADR (Switzerland)	37,026	4,781,538
Seven & i Holdings Co. Ltd. (Japan)	38,500	1,958,058
Shoprite Holdings Ltd. (South Africa)	33,988	464,399
Tesco PLC (United Kingdom)	402,235	1,615,647
Tingyi Cayman Islands Holding Corp. (China)	406,000	841,145
Universal Robina Corp. (Philippines)	187,560	467,290
	Number of Shares	Value
Food (Continued)
X5 Retail Group N.V. GDR (Russia)(b)	69,971	$1,582,060
Yamazaki Baking Co. Ltd. (Japan)	46,500	664,850
		19,511,563
Food Service – 0.4%
Compass Group PLC (United Kingdom)	181,282	4,120,114
Forest Products & Paper – 0.3%
Mondi PLC (Austria)	31,115	778,472
UPM-Kymmene OYJ (Finland)	56,700	2,066,517
		2,844,989
Gas – 0.5%
ENN Energy Holdings Ltd. (China)	244,200	3,887,732
ENN Natural Gas Co. Ltd., Class A (China)	27,900	76,342
Osaka Gas Co. Ltd. (Japan)	95,900	1,630,913
		5,594,987
Healthcare - Products – 1.3%
Alcon, Inc. (Switzerland)	44,550	3,420,549
China Medical System Holdings Ltd. (China)	22,000	36,840
Hengan International Group Co. Ltd. (China)	268,500	1,312,512
Olympus Corp. (Japan)	75,200	1,682,754
Smith & Nephew PLC (United Kingdom)	44,883	763,324
Sonova Holding A.G. (Switzerland)(b)	7,748	2,760,148
Sysmex Corp. (Japan)	32,400	3,084,186
		13,060,313
Healthcare - Services – 1.8%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	92,100	6,262,190
Fresenius S.E. & Co. KGaA (Germany)	118,000	4,871,082
Life Healthcare Group Holdings Ltd. (South Africa)	684,461	1,006,429
Lonza Group A.G. (Switzerland)(b)	7,150	4,929,509
Rede D'Or Sao Luiz S.A. (Brazil)(a)	43,224	362,228
Wuxi Biologics Cayman, Inc. (China)(a)*	82,000	821,867
		18,253,305

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Holding Companies - Diversified – 0.1%
Siam Cement (The) PCL (Thailand)(b)	83,700	$967,848
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	11,389	649,970
Sekisui House Ltd. (Japan)	38,369	777,362
		1,427,332
Home Furnishings – 1.4%
Coway Co. Ltd. (South Korea)	21,752	1,253,174
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	345,500	2,071,015
Haier Smart Home Co. Ltd., Class A (China)	827,100	3,644,087
Midea Group Co. Ltd., Class A (China)	43,000	499,459
Panasonic Corp. (Japan)	206,200	2,270,160
Sony Group Corp. (Japan)	46,500	5,201,884
		14,939,779
Household Products/Wares – 0.9%
Henkel A.G. & Co. KGaA (Germany)	48,600	3,839,936
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	506,100	729,905
Reckitt Benckiser Group PLC (United Kingdom)	57,735	4,677,815
		9,247,656
Insurance – 4.6%
AIA Group Ltd. (Hong Kong)	846,800	8,840,433
Allianz S.E. (Germany)(b)	63,572	16,322,282
Aviva PLC (United Kingdom)	135,857	802,100
BB Seguridade Participacoes S.A. (Brazil)	450,200	1,968,634
Dai-ichi Life Holdings, Inc. (Japan)	74,600	1,679,206
Direct Line Insurance Group PLC (United Kingdom)	191,515	789,450
Jackson Financial, Inc., Class A	2,384	91,459
Legal & General Group PLC (United Kingdom)	203,978	797,546
MS&AD Insurance Group Holdings, Inc. (Japan)	46,400	1,591,499
Ping An Insurance Group Co. of China Ltd., Class A (China)	12,300	97,179
	Number of Shares	Value
Insurance (Continued)
Ping An Insurance Group Co. of China Ltd., Class H (China)	869,000	$6,896,231
Prudential PLC (United Kingdom)	286,144	4,823,168
Sompo Holdings, Inc. (Japan)	17,800	832,924
Tokio Marine Holdings, Inc. (Japan)	30,000	1,790,211
		47,322,322
Internet – 6.9%
Alibaba Group Holding Ltd. (China)*	794,456	12,451,957
Alibaba Group Holding Ltd. ADR (China)*	19,813	2,492,277
Baidu, Inc., Class A (China)*	114,900	2,276,041
Coupang, Inc. (South Korea)*	19,083	397,308
D-MARKET Elektronik Hizmetler ve Ticaret A.S. ADR (Turkey)*	35,622	68,038
JD.com, Inc., Class A (China)*	69,906	2,649,536
Meituan, Class B (China)(a)*	127,200	3,794,928
MercadoLibre, Inc. (Argentina)*	699	791,310
Naspers Ltd., Class N (South Africa)	14,209	2,296,859
NAVER Corp. (South Korea)	20,959	5,536,122
Ozon Holdings PLC ADR (Russia)*	8,944	184,873
Pinduoduo, Inc. ADR (China)*	26,024	1,557,276
Prosus N.V. (China)*	91,975	7,651,939
Sea Ltd. ADR (Taiwan)*	3,661	550,285
Tencent Holdings Ltd. (China)	312,400	19,575,697
Tencent Music Entertainment Group ADR (China)*	158,120	977,182
Trip.com Group Ltd. (China)*	31,200	830,240
Trip.com Group Ltd. ADR (China)*	89,847	2,390,829
Vipshop Holdings Ltd. ADR (China)*	323,900	3,015,509
VK Co. Ltd. GDR (Russia)*	4,368	35,249
Yandex N.V., Class A (Russia)*	38,259	1,838,728
		71,362,183

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Investment Management Companies – 0.6%
EXOR N.V. (Netherlands)	73,500	$6,163,042
Iron/Steel – 0.6%
thyssenkrupp A.G. (Germany)*	481,000	4,950,304
Vale S.A. ADR (Brazil)	79,837	1,211,926
		6,162,230
Leisure Time – 0.1%
Bajaj Auto Ltd. (India)	16,148	774,549
Hero MotoCorp Ltd. (India)	20,318	746,516
		1,521,065
Lodging – 0.7%
Accor S.A. (France)*	181,335	6,664,308
InterContinental Hotels Group PLC (United Kingdom)*	11,212	740,816
		7,405,124
Machinery - Construction & Mining – 1.4%
Epiroc AB, Class A (Sweden)	157,316	3,356,987
Hitachi Ltd. (Japan)	41,400	2,151,808
Komatsu Ltd. (Japan)	258,800	6,503,373
Mitsubishi Electric Corp. (Japan)	232,300	2,909,186
		14,921,354
Machinery - Diversified – 3.0%
Atlas Copco AB, Class A (Sweden)	135,726	8,033,089
CNH Industrial N.V. (United Kingdom)	388,966	5,928,656
FANUC Corp. (Japan)	24,600	4,864,609
Keyence Corp. (Japan)	10,000	5,129,227
Kubota Corp. (Japan)	176,700	3,789,427
Nabtesco Corp. (Japan)	23,066	721,019
SMC Corp. (Japan)	3,800	2,119,494
Sumitomo Heavy Industries Ltd. (Japan)	30,064	789,555
		31,375,076
Media – 1.2%
Grupo Televisa S.A.B. ADR (Mexico)	359,700	3,679,731
Informa PLC (United Kingdom)*	441,815	3,342,053
Liberty Global PLC, Class A (United Kingdom)*	194,300	5,269,416
		12,291,200
	Number of Shares	Value
Metal Fabricate/Hardware – 0.6%
SKF AB, Class B (Sweden)	192,800	$4,226,588
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	696,400	2,109,878
		6,336,466
Mining – 3.0%
Anglo American PLC (South Africa)	53,492	2,358,222
BHP Group Ltd. (Australia)	109,257	3,448,676
BHP Group Ltd. ADR (Australia)	94,381	6,002,632
Glencore PLC (Australia)*	1,810,018	9,429,499
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	293,116	1,260,535
Rio Tinto PLC (Australia)	110,424	7,783,279
Sumitomo Metal Mining Co. Ltd. (Japan)	21,400	988,460
		31,271,303
Miscellaneous Manufacturing – 1.2%
Alfa Laval AB (Sweden)	102,414	3,459,668
Orica Ltd. (Australia)	401,507	3,977,946
Smiths Group PLC (United Kingdom)	121,924	2,569,865
Sunny Optical Technology Group Co. Ltd. (China)	14,800	382,100
Toshiba Corp. (Japan)	37,230	1,541,696
		11,931,275
Office/Business Equipment – 0.1%
FUJIFILM Holdings Corp. (Japan)	20,100	1,347,424
Oil & Gas – 5.5%
Bharat Petroleum Corp. Ltd. (India)	148,477	795,075
BP PLC (United Kingdom)	1,334,852	6,919,771
Canadian Natural Resources Ltd. (Canada)	15,988	813,267
China Petroleum & Chemical Corp., Class H (China)	2,483,092	1,300,122
Ecopetrol S.A. ADR (Colombia)	32,890	484,799
ENEOS Holdings, Inc. (Japan)	191,200	761,478
Eni S.p.A. (Italy)	74,241	1,115,188
Equinor ASA (Norway)	48,351	1,332,932
Galp Energia SGPS S.A. (Portugal)	234,614	2,586,921
Gazprom PJSC ADR (Russia)	342,196	2,978,924
Imperial Oil Ltd. (Canada)	14,912	610,135
Inpex Corp. (Japan)	195,200	1,973,374

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Oil & Gas (Continued)
LUKOIL PJSC ADR (Russia)	32,495	$2,909,942
LUKOIL PJSC ADR (London International Exchange) (Russia)	47,274	4,201,240
Neste OYJ (Finland)	15,691	707,657
OMV A.G. (Austria)	8,439	516,504
Petroleo Brasileiro S.A. ADR (Brazil)	282,177	3,767,063
Reliance Industries Ltd. (India)	38,713	1,247,611
Repsol S.A. (Spain)	38,005	482,953
Rosneft Oil Co. PJSC GDR (Russia)(b)	188,670	1,405,985
Shell PLC (Netherlands)	547,332	14,056,539
Suncor Energy, Inc. (Canada)	22,030	629,453
TotalEnergies S.E. (France)	71,078	4,042,025
Vibra Energia S.A. (Brazil)	197,300	850,492
Woodside Petroleum Ltd. (Australia)	27,475	490,951
		56,980,401
Pharmaceuticals – 5.6%
Alfresa Holdings Corp. (Japan)	52,000	741,461
Astellas Pharma, Inc. (Japan)	43,000	694,045
AstraZeneca PLC (United Kingdom)	40,951	4,763,749
Bayer A.G. (Germany)(b)	205,560	12,488,564
Chugai Pharmaceutical Co. Ltd. (Japan)	158,800	5,157,789
CSPC Pharmaceutical Group Ltd. (China)	2,670,000	3,245,091
Daiichi Sankyo Co. Ltd. (Japan)	63,900	1,435,833
GlaxoSmithKline PLC (United Kingdom)	164,252	3,665,448
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	72,040	464,646
Novartis A.G. (Switzerland)(b)	65,300	5,673,888
Ono Pharmaceutical Co. Ltd. (Japan)	37,600	911,864
Roche Holding A.G. (Genusschein) (Switzerland)	24,926	9,646,346
Shionogi & Co. Ltd. (Japan)	53,400	3,043,408
Sino Biopharmaceutical Ltd. (Hong Kong)	664,500	458,275
	Number of Shares	Value
Pharmaceuticals (Continued)
Sinopharm Group Co. Ltd., Class H (China)	701,123	$1,568,269
Takeda Pharmaceutical Co. Ltd. (Japan)	113,100	3,278,000
		57,236,676
Pipelines – 0.1%
Petronet LNG Ltd (India)	337,156	969,250
Real Estate – 0.7%
A-Living Smart City Services Co. Ltd. (China)(a)	417,250	812,324
China Overseas Land & Investment Ltd. (China)	523,000	1,543,622
China Resources Mixc Lifestyle Services Ltd. (China)(a)	33,000	193,964
China Vanke Co. Ltd., Class H (China)	568,000	1,468,421
Mitsubishi Estate Co. Ltd. (Japan)	153,300	2,207,892
Mitsui Fudosan Co. Ltd. (Japan)	34,600	741,732
Sumitomo Realty & Development Co. Ltd. (Japan)	21,400	662,120
		7,630,075
Retail – 3.0%
Alibaba Health Information Technology Ltd. (China)*	1,068,000	805,004
Alimentation Couche-Tard, Inc. (Canada)	63,873	2,576,225
Astra International Tbk PT (Indonesia)	2,688,500	1,028,962
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	4,080	592,962
Clicks Group Ltd. (South Africa)	24,348	467,507
CP ALL PCL (Thailand)(b)	783,400	1,476,448
Fast Retailing Co. Ltd. (Japan)	3,600	2,118,473
Hennes & Mauritz AB, Class B (Sweden)	285,700	5,688,532
Kingfisher PLC (United Kingdom)	164,069	735,744
Lojas Renner S.A. (Brazil)	65,012	346,234
Nitori Holdings Co. Ltd. (Japan)	17,600	2,521,423
President Chain Store Corp. (Taiwan)	89,000	850,050
Raia Drogasil S.A. (Brazil)	205,334	899,431

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail (Continued)
Restaurant Brands International, Inc. (Canada)	49,000	$2,742,530
SM Investments Corp. (Philippines)	48,610	904,971
Swatch Group (The) A.G. (Bearer) (Switzerland)	8,530	2,488,390
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	219,601	744,885
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	79,412	621,588
Yum China Holdings, Inc. (China)	49,900	2,403,683
Zhongsheng Group Holdings Ltd. (China)	148,500	1,140,795
		31,153,837
Semiconductors – 5.7%
ASE Technology Holding Co. Ltd. (Taiwan)	492,000	1,791,909
ASM Pacific Technology Ltd. (Hong Kong)	112,300	1,123,557
ASML Holding N.V. (Netherlands)	792	536,417
Globalwafers Co. Ltd. (Taiwan)	26,000	742,015
Infineon Technologies A.G. (Germany)	176,786	7,341,526
MediaTek, Inc. (Taiwan)	23,000	913,542
Novatek Microelectronics Corp. (Taiwan)	114,000	2,004,832
Samsung Electronics Co. Ltd. (South Korea)	148,360	9,227,857
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	5,043	7,863,302
SK Hynix, Inc. (South Korea)	35,961	3,722,246
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	517,945	11,975,921
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	73,251	8,982,770
Tokyo Electron Ltd. (Japan)	4,200	2,054,359
Vanguard International Semiconductor Corp. (Taiwan)	106,000	511,334
		58,791,587
Software – 1.8%
Dassault Systemes S.E. (France)	66,007	3,191,991
	Number of Shares	Value
Software (Continued)
Hundsun Technologies, Inc., Class A (China)	137,600	$1,273,312
Kingdee International Software Group Co. Ltd. (China)*	89,000	203,930
NetEase, Inc. (China)	58,100	1,213,099
Nexon Co. Ltd. (Japan)	48,200	908,649
Open Text Corp. (Canada)	71,800	3,436,504
SAP S.E. (Germany)	38,500	4,830,255
SAP S.E. ADR (Germany)	24,759	3,100,074
Square Enix Holdings Co. Ltd. (Japan)	14,600	715,954
		18,873,768
Telecommunications – 2.1%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	66,909	1,261,904
BT Group PLC (United Kingdom)	286,507	758,863
Indus Towers Ltd. (India)	382,378	1,301,991
KDDI Corp. (Japan)	100,100	3,198,067
Mobile TeleSystems PJSC ADR (Russia)	187,514	1,432,607
Nippon Telegraph & Telephone Corp. (Japan)	56,500	1,616,902
Softbank Corp. (Japan)	53,300	668,162
SoftBank Group Corp. (Japan)	71,600	3,171,847
Telkom Indonesia Persero Tbk PT (Indonesia)	10,676,600	3,126,915
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	83,526	2,483,228
Vodacom Group Ltd. (South Africa)	80,159	765,761
Vodafone Group PLC (United Kingdom)	974,013	1,710,237
		21,496,484
Toys/Games/Hobbies – 0.3%
Nintendo Co. Ltd. (Japan)	7,300	3,577,304
Transportation – 0.5%
Canadian National Railway Co. (Canada)	20,451	2,489,296
East Japan Railway Co. (Japan)	49,500	2,826,593
InPost S.A. (Poland)*	14,709	119,411
		5,435,300

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Water – 0.1%
Severn Trent PLC (United Kingdom)	20,550	$797,840
Total Common Stocks (Cost $889,678,937)		1,001,953,705

Preferred Stocks – 0.5%
Banks – 0.1%
Itau Unibanco Holding S.A., 3.55% (Brazil)(d)	205,756	988,075
Household Products/Wares – 0.0%(c)
Henkel A.G. & Co. KGaA, 2.59% (Germany)(d)	2,500	204,471
Semiconductors – 0.4%
Samsung Electronics Co. Ltd., 2.15% (South Korea)(d)	75,694	4,257,582
Total Preferred Stocks (Cost $5,506,077)		5,450,128
	Number of Shares	Value

Short-Term Investments – 2.3%
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	24,120,049	$24,120,049
Total Short-Term Investments (Cost $24,120,049)		24,120,049
Total Investments – 100.0% (Cost $919,305,063)		1,031,523,882
Liabilities less Other Assets – (0.0)%(c)(f)		(342,714)
NET ASSETS – 100.0%		$1,031,181,168

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	7-day current yield as of January 31, 2022 is disclosed.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	22.9
Japanese Yen	18.2
British Pound	12.7
U.S. Dollar	9.5
Hong Kong Dollar	8.4
All other currencies less than 5%	28.3
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	18.2
United Kingdom	12.1
China	11.4
Germany	9.3
France	5.3
Switzerland	5.0
All other countries less than 5%	38.7
Total	100.0

(a) Percentages shown are based on Net Assets.

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

06/15/22	U.S. Dollars	4,097,798	Swiss Francs	3,763,000	Northern Trust	$17,898
Net Unrealized Appreciation						$17,898
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$130,485,369	$871,468,336	$—	1,001,953,705
Preferred Stocks	988,075	4,462,053	—	5,450,128
Short-Term Investments	24,120,049	—	—	24,120,049
Total Investments	$155,593,493	$875,930,389	$—	$1,031,523,882

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$17,898	$—	$17,898
Total Derivative Financial Instruments	$—	$17,898	$—	$17,898
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Number of Shares	Value
Common Stocks – 50.3%
Advertising – 0.1%
WPP PLC (United Kingdom)	14,595	$228,857
Aerospace/Defense – 2.0%
BAE Systems PLC (United Kingdom)	36,506	285,687
Raytheon Technologies Corp.	57,110	5,150,751
		5,436,438
Agriculture – 0.8%
British American Tobacco PLC (United Kingdom)	12,695	542,013
British American Tobacco PLC ADR (United Kingdom)	37,565	1,614,168
		2,156,181
Auto Manufacturers – 3.0%
Toyota Motor Corp. ADR (Japan)	27,450	5,447,453
Volvo AB, Class B (Sweden)	125,479	2,831,612
		8,279,065
Auto Parts & Equipment – 0.8%
Cie Generale des Etablissements Michelin S.C.A. (France)	13,056	2,184,580
Banks – 7.7%
ABN AMRO Bank N.V. - CVA (Netherlands)(a)	6,282	100,820
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	31,469	200,918
Banco Santander S.A. (Spain)	86,854	304,563
Barclays PLC (United Kingdom)	192,848	517,377
BNP Paribas S.A. (France)	75,088	5,360,488
CaixaBank S.A. (Spain)	24,587	79,106
Credit Suisse Group A.G. (Switzerland)(b)	7,600	72,241
DNB Bank ASA (Norway)	3,651	86,895
Erste Group Bank A.G. (Austria)	2,967	138,679
HSBC Holdings PLC (United Kingdom)	243,675	1,734,319
ING Groep N.V. (Netherlands)	26,764	395,816
Intesa Sanpaolo S.p.A. (Italy)	55,344	164,474
JPMorgan Chase & Co.	31,760	4,719,536
KBC Group N.V. (Belgium)	996	86,621
	Number of Shares	Value
Banks (Continued)
Lloyds Banking Group PLC (United Kingdom)	836,557	$580,547
Natwest Group PLC (United Kingdom)	104,217	342,539
Nordea Bank Abp (Finland)	14,264	169,423
Skandinaviska Enskilda Banken AB Class A (Sweden)	9,324	120,530
Standard Chartered PLC (United Kingdom)	48,352	352,136
Svenska Handelsbanken AB, Class A (Sweden)	467,340	4,980,704
Swedbank AB, Class A (Sweden)	8,793	172,151
UBS Group A.G. (Switzerland)(b)	19,988	370,768
UniCredit S.p.A. (Italy)	9,597	152,529
		21,203,180
Beverages – 0.2%
Diageo PLC (United Kingdom)	9,939	501,536
Building Materials – 3.0%
Cie de Saint-Gobain (France)	50,847	3,440,688
Johnson Controls International PLC	32,153	2,336,559
Xinyi Glass Holdings Ltd. (Hong Kong)	926,645	2,456,505
		8,233,752
Chemicals – 1.1%
Denka Co. Ltd. (Japan)	85,700	3,018,205
Commercial Services – 0.3%
Experian PLC (United Kingdom)	5,361	223,918
RELX PLC (United Kingdom)	12,732	391,641
Rentokil Initial PLC (United Kingdom)	19,869	139,138
		754,697
Computers – 0.7%
Quanta Computer, Inc. (Taiwan)	540,000	1,827,733
Cosmetics/Personal Care – 0.3%
Unilever PLC (London Exchange) (United Kingdom)	15,869	813,792

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Distribution/Wholesale – 0.1%
Bunzl PLC (United Kingdom)	4,206	$157,544
Ferguson PLC	999	157,134
		314,678
Diversified Financial Services – 0.4%
Deutsche Boerse A.G. (Germany)	1,193	212,059
Julius Baer Group Ltd. (Switzerland)	1,793	117,172
London Stock Exchange Group PLC (United Kingdom)	4,592	449,618
St James's Place PLC (United Kingdom)	14,105	291,162
		1,070,011
Electric – 2.1%
Duke Energy Corp.	28,600	3,004,716
Enel S.p.A. (Italy)	297,715	2,291,394
National Grid PLC (United Kingdom)	15,945	233,322
SSE PLC (United Kingdom)	6,306	135,680
		5,665,112
Entertainment – 1.1%
Entain PLC (United Kingdom)*	5,427	117,491
OPAP S.A. (Greece)	191,570	2,845,384
		2,962,875
Food – 1.5%
Associated British Foods PLC (United Kingdom)	5,378	141,957
Tesco PLC (United Kingdom)	995,835	3,999,945
		4,141,902
Food Service – 0.1%
Compass Group PLC (United Kingdom)	12,201	277,300
Forest Products & Paper – 2.2%
Smurfit Kappa Group PLC (Ireland)	83,628	4,407,665
UPM-Kymmene OYJ (Finland)	40,685	1,482,826
		5,890,491
Healthcare - Products – 0.0%(c)
Smith & Nephew PLC (United Kingdom)	7,741	131,651
Healthcare - Services – 0.4%
Sonic Healthcare Ltd. (Australia)	40,884	1,101,018
	Number of Shares	Value
Home Builders – 0.7%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,966	$112,200
Persimmon PLC (United Kingdom)	51,663	1,683,155
		1,795,355
Household Products/Wares – 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	4,904	397,333
Insurance – 3.2%
Allianz S.E. (Germany)(b)	2,390	613,639
Assicurazioni Generali S.p.A. (Italy)	3,894	81,948
Aviva PLC (United Kingdom)	50,652	299,049
AXA S.A. (France)	11,755	372,292
Direct Line Insurance Group PLC (United Kingdom)	52,230	215,299
Hannover Rueck S.E. (Germany)	455	91,793
Jackson Financial, Inc., Class A	745	28,586
Legal & General Group PLC (United Kingdom)	76,050	297,353
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(b)	693	219,393
Prudential PLC (United Kingdom)	29,822	502,672
Sampo OYJ, Class A (Finland)	1,692	83,979
Swiss Life Holding A.G. (Switzerland)(b)	234	150,605
Swiss Re A.G.	1,690	184,139
Tryg A/S (Denmark)	3,252	77,059
Zurich Insurance Group A.G. (Switzerland)	11,620	5,557,943
		8,775,749
Investment Management Companies – 0.1%
Industrivarden AB, Class A (Sweden)	165	5,216
Investor AB, Class B (Sweden)	8,619	187,135
Kinnevik AB, Class B (Sweden)*	2,096	62,647
		254,998
Iron/Steel – 0.5%
Vale S.A. (Brazil)	82,694	1,262,967

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Lodging – 0.0%(c)
InterContinental Hotels Group PLC (United Kingdom)*	1,935	$127,852
Media – 0.1%
Informa PLC (United Kingdom)*	18,186	137,566
Mining – 1.0%
Anglo American PLC (South Africa)	6,682	294,579
BHP Group Ltd. (Australia)	20,985	662,387
Glencore PLC (Australia)*	46,841	244,024
MMC Norilsk Nickel PJSC ADR (Russia)	30,810	871,923
Rio Tinto PLC (Australia)	8,253	581,716
		2,654,629
Miscellaneous Manufacturing – 0.1%
Smiths Group PLC (United Kingdom)	6,920	145,857
Oil & Gas – 4.8%
BP PLC (United Kingdom)	272,048	1,410,276
Canadian Natural Resources Ltd. (Canada)	3,245	165,064
China Petroleum & Chemical Corp., Class H (China)	550,000	287,975
Ecopetrol S.A. ADR (Colombia)	7,912	116,623
Eni S.p.A. (Italy)	15,325	230,200
Equinor ASA (Norway)	9,825	270,854
Galp Energia SGPS S.A. (Portugal)	10,954	120,782
Gazprom PJSC ADR (Russia)	43,585	379,421
Imperial Oil Ltd. (Canada)	3,025	123,770
LUKOIL PJSC ADR (Russia)	3,106	278,144
Neste OYJ (Finland)	3,727	168,086
OMV A.G. (Austria)	1,884	115,309
Petroleo Brasileiro S.A. ADR (Brazil)	19,238	256,827
Repsol S.A. (Spain)	8,968	113,962
Rosneft Oil Co. PJSC GDR (Russia)(b)	44,718	333,242
Shell PLC (Netherlands)	83,806	2,152,299
Suncor Energy, Inc. (Canada)	4,179	119,405
TotalEnergies S.E. (France)	14,564	828,218
TotalEnergies S.E. ADR (France)	99,589	5,656,655
Woodside Petroleum Ltd. (Australia)	7,092	126,727
		13,253,839
	Number of Shares	Value
Pharmaceuticals – 2.4%
AstraZeneca PLC (United Kingdom)	7,068	$822,207
GlaxoSmithKline PLC (United Kingdom)	31,034	692,555
Novartis A.G. ADR (Switzerland)	39,130	3,400,788
Sanofi ADR (France)	29,140	1,515,280
		6,430,830
Pipelines – 1.4%
Antero Midstream Corp.	11,000	109,450
Cheniere Energy, Inc.	6,379	713,810
Enbridge, Inc. (Canada)	19,527	825,537
Equitrans Midstream Corp.	12,108	98,196
Kinder Morgan, Inc.	34,805	604,215
ONEOK, Inc.	4,278	259,589
Pembina Pipeline Corp. (Canada)	5,425	172,248
TC Energy Corp. (Canada)	12,785	660,195
Williams (The) Cos., Inc.	15,839	474,220
		3,917,460
Real Estate – 0.5%
KWG Group Holdings Ltd. (China)	2,568,000	1,404,145
Real Estate Investment Trusts – 2.6%
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,493,313	3,502,822
PowerGrid Infrastructure Investment Trust (India)(a)	2,148,000	3,703,186
		7,206,008
Retail – 0.0%(c)
Kingfisher PLC (United Kingdom)	28,320	126,997
Semiconductors – 0.8%
MediaTek, Inc. (Taiwan)	56,000	2,224,275
Telecommunications – 4.0%
BCE, Inc. (Canada)	43,220	2,258,677
BT Group PLC (United Kingdom)	49,454	130,988
Cisco Systems, Inc.	77,830	4,332,796
Softbank Corp. (Japan)	323,385	4,053,913
Vodafone Group PLC (United Kingdom)	167,993	294,973
		11,071,347
Transportation – 0.0%(c)
Poste Italiane S.p.A. (Italy)(a)	5,538	74,334

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Water – 0.1%
Severn Trent PLC (United Kingdom)	3,916	$152,036
Total Common Stocks (Cost $122,906,980)		137,606,631

Master Limited Partnerships – 0.8%
Pipelines – 0.8%
Energy Transfer L.P.	48,177	461,054
Enterprise Products Partners L.P.	33,092	782,295
Magellan Midstream Partners L.P.	4,749	232,084
MPLX L.P.	7,840	257,309
Phillips 66 Partners L.P.	3,128	131,001
Plains All American Pipeline L.P.	28,986	312,179
Shell Midstream Partners L.P.	9,491	120,725
		2,296,647
Total Master Limited Partnerships (Cost $2,419,992)		2,296,647

Investment Companies – 44.5%
Global X U.S. Preferred ETF	326,315	8,050,191
iShares Broad USD High Yield Corporate Bond ETF	819,022	32,769,070
iShares J.P. Morgan EM High Yield Bond ETF	194,059	8,162,121
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	324,999	7,985,178
	Number of Shares	Value

SPDR Bloomberg Barclays Convertible Securities ETF	101,460	$7,794,157
Vanguard Emerging Markets Government Bond ETF	145,871	10,951,995
Vanguard Intermediate-Term Corporate Bond ETF	148,966	13,475,464
Vanguard Long-Term Corporate Bond ETF	131,100	13,179,483
Vanguard Long-Term Treasury ETF	226,378	19,493,410
Total Investment Companies (Cost $121,497,292)		121,861,069

Short-Term Investments – 4.2%
Money Market Fund – 4.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(d)	11,368,861	11,368,861
Total Short-Term Investments (Cost $11,368,861)		11,368,861
Total Investments – 99.8% (Cost $258,193,125)		273,133,208
Other Assets less Liabilities – 0.2%		454,216
NET ASSETS – 100.0%		$273,587,424

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	7-day current yield as of January 31, 2022 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	58.5
Euro	12.8
British Pound	8.9
All other currencies less than 5%	19.8
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	50.6
United Kingdom	7.9
France	7.1
All other countries less than 5%	34.4
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$50,465,213	$87,141,418	$—	$137,606,631
Master Limited Partnerships	2,296,647	—	—	2,296,647
Investment Companies	121,861,069	—	—	121,861,069
Short-Term Investments	11,368,861	—	—	11,368,861
Total Investments	$185,991,790	$87,141,418	$—	$273,133,208
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 110.8%
Asset-Backed Securities – 8.5%
Automobile – 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	$730,000	$728,307
Series 2021-1A, Class A, 1.38%, 8/20/27(b)	740,000	717,082
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	616,947
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	413,292
		2,475,628
Commercial Mortgage-Backed Securities – 2.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	740,000	689,092
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 1.35%, 11/17/24(b)(d)	840,000	839,616
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	341,702
Series 2017-BNK7, Class A5, 3.43%, 9/15/60	100,000	105,657
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	528,757
Series 2019-BN19, Class C, 4.03%, 8/15/61(c)	280,000	285,876

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 0.51%, 4/25/36(b)(d)	326,707	309,693
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	726,703
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	420,298
Series 2019-B9, Class XA, 1.04%, 3/15/52(c)	1,750,384	106,864
Series 2021-B25, Class XA, 1.11%, 4/15/54(c)	6,752,547	543,328
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2021-B27, Class XA, 1.27%, 7/15/54(c)	$5,259,070	$481,463
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	539,091

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.36%, 7/15/35(b)(d)	1,190,000	1,188,564
BX Commercial Mortgage Trust,
Series 2020-FOX, Class A, (1M USD LIBOR + 1.00%, 1.00% Floor), 1.11%, 11/15/32(b)(d)	859,660	859,142
Series 2020-BXLP, Class A, (1M USD LIBOR + 0.80%, 0.80% Floor), 0.91%, 12/15/36(b)(d)	567,277	566,935
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 0.78%, 6/15/38(b)(d)	670,000	666,691
Series 2021-XL2, Class A, (1M USD LIBOR + 0.69%, 0.69% Floor), 0.79%, 10/15/38(b)(d)	1,060,000	1,052,670

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(c)	370,000	373,077
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.18%, 12/15/37(b)(d)	590,000	589,993
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.85%, 12/15/37(b)(d)	100,000	99,879

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	103,776
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(c)	500,000	514,256
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(c)	500,000	509,661
Series 2014-GC23, Class B, 4.17%, 7/10/47	240,000	249,453

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2016-C1, Class D, 4.94%, 5/10/49(b)(c)	$250,000	$248,969
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	442,985

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	277,661
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	514,151
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	287,118
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.26%, 5/15/26(b)(d)	700,000	696,223
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.21%, 12/15/36(b)(d)	960,000	959,068
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.31%, 6/15/38(b)(d)	100,000	99,879
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.61%, 6/15/38(b)(d)	620,000	618,441
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.83%, 6/15/38(b)(d)	530,000	527,977

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	253,907
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.61%, 12/15/36(b)(d)	710,000	691,151
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	246,597

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.16%, 4/20/48(b)(c)	65,988	66,674
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 0.96%, 5/15/23(b)(d)	$240,000	$238,797
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.51%, 5/15/36(b)(d)	410,000	404,744
Series 2019-L2, Class XA, 1.02%, 3/15/52(c)	2,548,176	152,619

OPG Trust, Series 2021-PORT, Class A, (1M USD LIBOR + 0.48%, 0.48% Floor), 0.59%, 10/15/36(b)(d)	840,000	826,867
PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.08%, 4/14/36(b)(d)(e)	52,416	52,187
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.26%, 5/15/38(b)(d)	200,000	199,939
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 1.05%, 1/15/24(b)(d)	210,000	209,898
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(c)	846,000	808,574
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 1.01%, 7/15/39(b)(d)	410,000	408,338
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	147,000	127,512
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	293,160
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	332,515
		22,678,188
Home Equity – 0.1%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class M3, (1M USD LIBOR + 0.98%), 1.08%, 2/28/41(d)	179,285	179,209

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Home Equity (Continued)
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 2.97%, 3/25/36(c)	$50,290	$39,082
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 0.89%, 11/25/34(d)	152,507	152,534
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.48%, 8/25/35(d)	325,783	315,561
		686,386
Other – 3.2%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 1.41%, 10/23/34(b)(d)	610,000	610,000
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.20%, 1/20/32(b)(d)	400,000	400,423
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.38%, 6/25/57(b)(c)	42,066	42,095
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	193,784	195,097
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	267,965	269,739

Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.64%, 1/19/33(b)(d)	250,000	250,340
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.75%, 0.75% Floor), 0.86%, 9/25/35(d)	12,944	12,944
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.38%, 11/02/30(b)(d)	250,000	250,042
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.50%, 10/13/30(b)(d)	500,000	500,261
	Par(a)	Value
Other (Continued)

Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.20%, 6/05/49(b)	$376,200	$378,195
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 1.50%, 1/15/37(b)(d)(e)	378,000	378,151
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.32%, 4/15/34(b)(d)	460,000	458,318
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.17%, 5/28/30(b)(d)	530,000	529,607
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.24%, 1/20/31(b)(d)	250,000	249,494
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 1.36%, 11/20/30(b)(d)	250,000	249,828
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.25%, 4/20/34(b)(d)	800,000	799,840
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.55%, 9/25/37(b)(d)	340,028	326,558
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 1.44%, 10/22/30(b)(d)	245,096	245,052
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.25%, 4/20/31(b)(d)	250,000	249,525
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.28%, 7/28/28(b)(d)	195,633	195,471

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.21%, 5/15/31(b)(d)	$729,370	$729,229
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.32%, 7/27/31(b)(d)	247,958	247,958

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.12%, 1.12% Floor), 1.36%, 7/17/34(b)(d)	440,000	439,760
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.97%, 10/15/31(b)(d)	125,000	125,094
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.61%, 7/25/37(d)	500,000	532,320
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 1.26%, 5/20/34(b)(d)	770,000	770,384
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 1.90%, 10/25/33(d)	322,919	327,773
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 0.35%, 10/25/36(d)	31,520	24,834
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 0.43%, 10/25/36(d)	18,390	14,558

GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/46(b)	591,535	579,225
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 2.00%, 10/20/29(b)(d)	500,000	500,153
	Par(a)	Value
Other (Continued)

Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	$417,900	$406,909
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 1.16%, 6/16/36(b)(d)(e)	600,000	598,657
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	460,000	459,085
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.56%, 0.56% Floor), 0.67%, 8/25/36(d)	476,989	476,157
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.61%, 1/16/33(b)(d)	500,000	500,746
KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 1.56%, 1/15/32(b)(d)	150,000	150,036
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.32%, 7/16/31(b)(d)	250,000	249,587
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(f)	630,790	631,739
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 0.41%, 7/25/36(d)	777,540	396,677
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3M USD LIBOR + 1.01%), 1.26%, 1/20/29(b)(d)	537,456	537,410
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.20%, 4/19/30(b)(d)	489,858	489,613

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 1.04%, 7/25/35(d)	$181,550	$181,189
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.85%, 10/20/30(b)(d)	250,000	250,012
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	780,000	763,571
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.12%, 10/20/27(b)(d)	86,824	86,775
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.19%, 7/15/29(b)(d)	1,450,000	1,447,903
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.16%, 2/14/31(b)(d)	260,000	258,702
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.50%, 10/19/32(b)(d)	150,000	150,091
Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 1.50%, 2/24/37(b)(d)	350,000	350,000

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.05%, 4/20/32(b)(d)	270,000	270,592
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.34%, 7/16/31(b)(d)	500,000	500,011
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.33%, 7/20/34(b)(d)	620,000	620,001
	Par(a)	Value
Other (Continued)

REESE PARK CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.13%, 1.13% Floor), 1.37%, 10/15/34(b)(d)	$740,000	$739,999
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.33%, 1/15/30(b)(d)	250,000	249,876
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	76,260	78,698
Series 2021-10A, Class 1, 1.67%, 3/10/31	228,934	225,563

Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.90%, 10/20/31(b)(d)	440,000	440,663
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.31%, 8/25/34(d)	210,000	210,531
STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 1.40%, 11/15/38(b)(d)	630,000	629,503
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	611,198	603,995
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.09%, 4/25/56(b)(c)	190,000	197,193
Series 2017-4, Class B2, 3.43%, 6/25/57(b)(c)	330,000	334,480
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	189,139	188,935
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(c)	240,000	241,719
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	40,823	42,717
Series 2019-25G, Class 1, 2.69%, 7/01/44	67,061	68,594

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.28%, 4/20/31(b)(d)	410,000	409,228

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Voya CLO Ltd.,
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.24%, 7/15/31(b)(d)	$570,000	$567,607
Series 2018-4A, Class A1AR, (3M USD LIBOR + 1.04%, 1.04% Floor), 1.28%, 1/15/32(b)(d)	680,000	677,626
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 1.29%, 4/20/34(b)(d)	230,000	228,652

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M USD LIBOR + 1.22%, 1.22% Floor), 1.48%, 10/24/34(b)(d)	290,000	290,000
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M USD LIBOR + 1.22%, 1.22% Floor), 1.34%, 10/15/34(b)(d)	420,000	420,192
		27,503,502
Student Loan – 0.2%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.26%, 7/26/66(b)(d)	256,303	259,655
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.16%, 12/27/66(b)(d)	111,586	112,739

SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M USD LIBOR + 4.75%), 4.85%, 10/15/41(b)(d)	189,711	210,910
SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	670,000	658,697
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	105,826	107,254
		1,349,255
	Par(a)	Value
Whole Loan – 2.0%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 0.65%, 11/25/35(d)	$159,777	$161,440
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	151,288	146,950
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	356,905	347,936
CSMC,
Series 2021-2R, Class 1A1, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.85%, 7/25/47(b)(d)	365,843	363,611
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(f)	501,401	502,111
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	129,124	126,762
Series 2021-NQM6, Class A3, 1.58%, 7/25/66(b)	776,203	760,695
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	193,739	192,315
Series 2022-NQM1, Class A1, 2.26%, 11/25/66(b)(c)	750,000	749,200
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	141,099	139,615
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	154,398	154,026
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	183,815	181,629
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(c)	180,500	179,295

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.20%, 1/25/67(b)	460,000	459,079
Ellington Financial Mortgage Trust,
Series 2022-1, Class A1, 2.21%, 2/25/26(b)	210,000	209,878
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	389,421	381,883

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.11%, 8/25/24(d)	$47,235	$48,065
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 5.01%, 11/25/24(d)	93,895	97,896
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.11%, 9/25/28(d)	271,563	279,422
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.41%, 10/25/28(d)	267,911	277,500
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 1.55%, 10/25/41(b)(d)	580,000	576,375
Series 2022-DNA1, Class M1A, (30D Average SOFR + 1.00%), 1.05%, 1/25/42(b)(d)	820,000	821,025
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 3.45%, 1/25/42(b)(d)	130,000	126,096
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(d)	42,604	42,604

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 2.35%, 8/25/33(b)(d)	190,000	192,558
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	208,042	247,227
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 0.84%, 6/20/35(d)	165,127	165,271
	Par(a)	Value
Whole Loan (Continued)
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 1.00%, 6/20/35(d)	$608,702	$605,177

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 0.61%, 5/25/37(b)(d)	216,088	216,138
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(f)	333,184	328,244
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(f)	201,938	199,797
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	616,225	211,871
Series 2007-2, Class A2, 6.25%, 1/25/38	391,914	281,161

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.23%, 2/25/34(c)	277,129	285,247
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	382,461	391,032
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 2.27%, 12/26/46(b)(d)	94,986	95,823
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	271,802	280,142
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	242,425	238,332
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	275,007	289,525
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	284,413
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	788,506	831,249

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	$139,526	$139,738
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(c)	719,129	735,961
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(c)	579,647	596,427
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	682,365	667,727
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	214,215	209,210
Series 2022-NQM1, Class A1, 2.30%, 11/25/61(b)	810,000	809,517

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	207,465	206,187
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	111,912	112,474
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	198,187	198,355

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.79%, 6/25/44(d)	313,322	308,054
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.11%, 2/25/38(b)(c)	179,783	55,715
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 0.97%, 10/25/46(d)	309,872	297,423
ZH Trust, Series 2021-2, Class A, 2.35%, 10/17/27(b)	560,000	553,316
		17,358,719
Total Asset-Backed Securities (Cost $72,518,485)		72,051,678
	Par(a)	Value

Corporate Bonds – 21.0%
Advertising – 0.0%(g)
Interpublic (The) Group of Cos., Inc, 4.75%, 3/30/30	$97,000	$109,895
Lamar Media Corp., 3.75%, 2/15/28	8,000	7,808
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	82,000	81,360
4.63%, 3/15/30(b)	7,000	6,702
		205,765
Aerospace/Defense – 0.9%
Boeing (The) Co.,
1.43%, 2/04/24	110,000	108,856
4.87%, 5/01/25	360,000	387,438
2.20%, 2/04/26	390,000	383,344
3.10%, 5/01/26	40,000	40,633
2.70%, 2/01/27	30,000	30,051
2.80%, 3/01/27	40,000	40,094
3.20%, 3/01/29	130,000	130,571
5.15%, 5/01/30	470,000	528,967
3.25%, 2/01/35	290,000	277,175
5.70%, 5/01/40	140,000	168,475
3.75%, 2/01/50	50,000	48,431
5.80%, 5/01/50	430,000	540,646
5.93%, 5/01/60	90,000	114,146
General Dynamics Corp.,
3.63%, 4/01/30	58,000	62,904
4.25%, 4/01/40	10,000	11,521
4.25%, 4/01/50	40,000	48,025
L3Harris Technologies, Inc.,
3.95%, 5/28/24	62,000	64,713
4.40%, 6/15/28	399,000	438,657
1.80%, 1/15/31	328,000	302,120
Lockheed Martin Corp.,
3.55%, 1/15/26	120,000	127,156
3.60%, 3/01/35	222,000	237,792
4.07%, 12/15/42	41,000	46,100
3.80%, 3/01/45	82,000	88,598
2.80%, 6/15/50	49,000	45,616
Northrop Grumman Corp.,
2.93%, 1/15/25	40,000	41,168
3.25%, 1/15/28	787,000	817,796
4.03%, 10/15/47	273,000	302,390
5.25%, 5/01/50	615,000	807,372
Raytheon Technologies Corp.,
3.15%, 12/15/24	105,000	107,644
7.20%, 8/15/27	26,000	32,125
7.00%, 11/01/28	90,000	112,121
4.13%, 11/16/28	470,000	512,918

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Aerospace/Defense (Continued)
Raytheon Technologies Corp.,
2.15%, 5/18/30	EUR	$130,000	$157,030
2.25%, 7/01/30		100,000	96,408
4.50%, 6/01/42		30,000	34,702
4.15%, 5/15/45		150,000	165,432
3.75%, 11/01/46		50,000	52,177
4.62%, 11/16/48		40,000	47,871
3.13%, 7/01/50		190,000	178,474
2.82%, 9/01/51		225,000	199,819
3.03%, 3/15/52		77,000	70,984
			8,008,460
Agriculture – 0.3%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	30,208
4.40%, 2/14/26		172,000	185,142
2.20%, 6/15/27	EUR	100,000	118,084
3.12%, 6/15/31	EUR	205,000	248,435
2.45%, 2/04/32		180,000	163,676
5.80%, 2/14/39		225,000	255,321
3.40%, 2/04/41		233,000	200,705
5.95%, 2/14/49		325,000	377,478
6.20%, 2/14/59		24,000	29,563

Cargill, Inc., 1.37%, 7/23/23(b)		110,000	110,148
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		18,000	18,360
Philip Morris International, Inc.,
1.13%, 5/01/23		70,000	69,951
2.10%, 5/01/30		70,000	66,962
1.45%, 8/01/39	EUR	200,000	199,088
4.50%, 3/20/42		60,000	65,542
			2,138,663
Airlines – 0.2%
American Airlines Pass Through Trust,
Series 2015-2, Class B, 4.40%, 9/22/23		16,678	16,367
Series 2016-1, Class B, 5.25%, 1/15/24		88,607	88,787
Series 2017-1, Class B, 4.95%, 2/15/25		13,332	13,184
Series 2015-2, Class AA, 3.60%, 9/22/27		13,311	13,623
Series 2016-1, Class AA, 3.58%, 1/15/28		73,812	74,321
Series 2019-1, Class B, 3.85%, 2/15/28		68,675	64,721
Series 2016-2, Class AA, 3.20%, 6/15/28		22,935	22,873
	Par(a)	Value
Airlines (Continued)
American Airlines Pass Through Trust,
Series 2016-3, Class AA, 3.00%, 10/15/28	$114,231	$113,804
Series 2017-1, Class AA, 3.65%, 2/15/29	20,313	20,842
Series 2019-1, Class AA, 3.15%, 2/15/32	68,904	68,628
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 4/25/24	137,000	140,350
Series 2015-1, Class AA, 3.63%, 7/30/27	53,790	55,768
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	220,000	228,245
4.75%, 10/20/28(b)	210,000	224,160
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/25	2,630	2,588
Series 2020-1, Class B, 4.87%, 1/15/26	56,160	57,287
Series 2014-1, Class A, 4.00%, 4/11/26	89,951	93,015
Series 2020-1, Class A, 5.87%, 10/15/27	389,406	418,859
Series 2015-1, Class AA, 3.45%, 12/01/27	734	758
Series 2019-2, Class B, 3.50%, 5/01/28	50,971	49,434
Series 2016-1, Class AA, 3.10%, 7/07/28	2,288	2,335
Series 2016-2, Class AA, 2.88%, 10/07/28	17,348	17,392
Series 2018-1, Class AA, 3.50%, 3/01/30	15,456	16,007
Series 2019-2, Class AA, 2.70%, 5/01/32	56,135	55,189
		1,858,537
Apparel – 0.0%(g)
NIKE, Inc.,
2.40%, 3/27/25	60,000	61,235
2.75%, 3/27/27	100,000	103,584
2.85%, 3/27/30	100,000	102,995
3.25%, 3/27/40	50,000	50,964
3.38%, 3/27/50	20,000	21,043

William Carter (The) Co., 5.62%, 3/15/27(b)	33,000	33,784
		373,605

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Auto Manufacturers – 0.2%
Ford Motor Co., 3.25%, 2/12/32	$21,000	$19,978
General Motors Co.,
4.88%, 10/02/23	560,000	588,623
6.12%, 10/01/25	139,000	156,710
5.95%, 4/01/49	70,000	88,780
General Motors Financial Co., Inc.,
3.70%, 5/09/23	68,000	69,594
1.70%, 8/18/23	203,000	203,046
5.10%, 1/17/24	70,000	74,192
1.05%, 3/08/24	269,000	264,675
2.75%, 6/20/25	359,000	363,535
2.40%, 10/15/28	200,000	192,857
		2,021,990
Banks – 4.7%
Bank of America Corp.,
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(h)	93,000	94,412
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(h)	93,000	95,077
4.20%, 8/26/24	60,000	63,328
(SOFR + 0.74%), 0.81%, 10/24/24(h)	39,000	38,434
3.95%, 4/21/25	79,000	83,082
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(h)	232,000	233,991
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(h)	62,000	64,112
(SOFR + 1.15%), 1.32%, 6/19/26(h)	70,000	67,929
4.25%, 10/22/26	680,000	735,053
(SOFR + 1.01%), 1.20%, 10/24/26(h)	85,000	81,706
(SOFR + 0.91%), 1.66%, 3/11/27(h)	893,000	866,977
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(h)	384,000	401,792
(SOFR + 0.96%), 1.73%, 7/22/27(h)	662,000	642,071
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(h)	398,000	421,662
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(h)(i)	171,000	180,832
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(h)	252,000	265,371
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(h)	239,000	250,535
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	600,000	623,128
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(h)	138,000	147,260
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(h)	1,127,000	1,206,426
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	$166,000	$169,699
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(h)	393,000	392,939
(SOFR + 2.15%), 2.59%, 4/29/31(h)	1,176,000	1,152,050
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	185,363
(SOFR + 1.22%), 2.30%, 7/21/32(h)	260,000	246,115
(SOFR + 1.21%), 2.57%, 10/20/32(h)	375,000	363,393
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(h)	179,000	195,720
(SOFR + 1.93%), 2.68%, 6/19/41(h)	81,000	73,864
(SOFR + 1.58%), 3.31%, 4/22/42(h)	154,000	151,940
5.00%, 1/21/44	170,000	210,128
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(h)	30,000	34,440
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	450,000	505,725
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	59,444
(5Y US Treasury CMT + 3.35%), 3.70%, 3/20/26(h)(i)	90,000	90,597
(3M USD LIBOR + 3.13%), 4.62%, 9/20/26(h)(i)	136,000	141,440
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(h)	120,000	120,369
5.50%, 9/13/25	120,000	133,193
(5Y US Treasury CMT + 3.60%), 4.00%, 12/10/25(h)(i)	418,000	412,775
(SOFR + 0.69%), 2.01%, 1/25/26(h)	237,000	236,515
(5Y US Treasury CMT + 3.42%), 3.88%, 2/18/26(h)(i)	82,000	79,827
(SOFR + 2.84%), 3.11%, 4/08/26(h)	80,000	82,039
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(h)	617,000	649,085
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(h)	313,000	327,177
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(h)	150,000	160,932
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(h)	550,000	588,370
(SOFR + 1.42%), 2.98%, 11/05/30(h)	519,000	521,981

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Citigroup, Inc.,
(SOFR + 3.91%), 4.41%, 3/31/31(h)	$290,000	$319,108
(SOFR + 2.11%), 2.57%, 6/03/31(h)	760,000	740,581
(SOFR + 1.35%), 3.06%, 1/25/33(h)	64,000	64,641
8.12%, 7/15/39	580,000	931,953
4.65%, 7/23/48	30,000	36,133

Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	59,836
Goldman Sachs Group (The), Inc.,
3.20%, 2/23/23	40,000	40,814
3.63%, 2/20/24	120,000	124,100
4.00%, 3/03/24	418,000	436,753
3.85%, 7/08/24	30,000	31,269
3.50%, 4/01/25	575,000	597,001
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(h)	69,000	71,014
(SOFR + 0.61%), 0.86%, 2/12/26(h)	77,000	74,258
3.50%, 11/16/26	142,000	147,844
3.85%, 1/26/27	547,000	577,085
(SOFR + 0.80%), 1.43%, 3/09/27(h)	277,000	265,899
(SOFR + 1.11%), 2.64%, 2/24/28(h)	80,000	80,134
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(h)	59,000	62,010
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(h)	400,000	422,020
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(h)	2,009,000	2,164,657
(SOFR + 1.26%), 2.65%, 10/21/32(h)	40,000	38,958
(SOFR + 1.41%), 3.10%, 2/24/33(h)	268,000	269,533
(SOFR + 1.51%), 3.21%, 4/22/42(h)	80,000	77,365
(SOFR + 1.47%), 2.91%, 7/21/42(h)	160,000	149,725
5.15%, 5/22/45	110,000	133,745
4.75%, 10/21/45	230,000	274,771
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(h)	310,000	310,136
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(h)	559,000	582,432
(SOFR + 1.59%), 2.01%, 3/13/26(h)	732,000	728,384
(SOFR + 1.85%), 2.08%, 4/22/26(h)	200,000	198,908
	Par(a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	$35,000	$37,170
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(h)	675,000	715,802
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(h)	428,000	448,790
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(h)	125,000	134,067
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	929,000	1,022,741
(SOFR + 2.04%), 2.52%, 4/22/31(h)	510,000	497,015
(SOFR + 1.25%), 2.58%, 4/22/32(h)	320,000	311,089
(SOFR + 1.18%), 2.55%, 11/08/32(h)	130,000	125,949
(SOFR + 1.46%), 3.16%, 4/22/42(h)	101,000	98,916
4.95%, 6/01/45	220,000	266,960
(3M USD LIBOR + 1.58%), 4.26%, 2/22/48(h)	257,000	295,117
(3M USD LIBOR + 1.46%), 4.03%, 7/24/48(h)	66,000	72,910
(3M USD LIBOR + 1.22%), 3.90%, 1/23/49(h)	44,000	47,736
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	48,161
Morgan Stanley,
3.88%, 1/27/26	87,000	92,316
(SOFR + 1.99%), 2.19%, 4/28/26(h)	460,000	459,003
3.63%, 1/20/27	543,000	573,188
(SOFR + 0.88%), 1.59%, 5/04/27(h)	190,000	183,446
(SOFR + 0.86%), 1.51%, 7/20/27(h)	119,000	114,183
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(h)	543,000	569,788
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(h)	370,000	392,386
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(h)	838,000	925,535
(SOFR + 1.14%), 2.70%, 1/22/31(h)	1,111,000	1,101,696
(SOFR + 3.12%), 3.62%, 4/01/31(h)	420,000	443,985
(SOFR + 1.18%), 2.24%, 7/21/32(h)	63,000	59,405
(SOFR + 1.49%), 3.22%, 4/22/42(h)	153,000	151,758

State Street Corp., (3M USD LIBOR + 2.54%), 5.62%, 12/15/23(h)(i)	292,000	298,126

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Banks (Continued)

U.S. Bancorp, 1.45%, 5/12/25		$250,000	$247,088
Wells Fargo & Co.,
3.75%, 1/24/24		160,000	166,329
(SOFR + 2.00%), 2.19%, 4/30/26(h)		570,000	569,006
3.00%, 10/23/26		80,000	82,194
4.30%, 7/22/27		270,000	293,672
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(h)		300,000	315,026
(SOFR + 2.10%), 2.39%, 6/02/28(h)		130,000	128,925
4.15%, 1/24/29		820,000	892,532
(SOFR + 1.43%), 2.88%, 10/30/30(h)		332,000	333,777
(SOFR + 4.03%), 4.48%, 4/04/31(h)		333,000	373,911
(SOFR + 2.53%), 3.07%, 4/30/41(h)		38,000	36,654
4.40%, 6/14/46		40,000	44,455
4.75%, 12/07/46		370,000	432,622
(SOFR + 4.50%), 5.01%, 4/04/51(h)		1,910,000	2,446,583
			39,709,377
Beverages – 0.1%
Coca-Cola (The) Co.,
3.37%, 3/25/27		280,000	297,131
1.45%, 6/01/27		90,000	87,510
2.50%, 6/01/40		50,000	46,657
1.00%, 3/09/41	EUR	100,000	105,502
PepsiCo, Inc.,
0.75%, 5/01/23		120,000	119,565
2.25%, 3/19/25		10,000	10,143
2.63%, 3/19/27		10,000	10,261
1.63%, 5/01/30		40,000	37,761
2.87%, 10/15/49		40,000	38,695
			753,225
Biotechnology – 0.1%
Amgen, Inc., 4.40%, 5/01/45		316,000	348,471
Biogen, Inc.,
2.25%, 5/01/30		258,000	243,138
3.15%, 5/01/50		75,000	66,489
Gilead Sciences, Inc.,
4.75%, 3/01/46		361,000	432,674
4.15%, 3/01/47		54,000	59,935
			1,150,707
Building Materials – 0.1%
Carrier Global Corp.,
2.24%, 2/15/25		501,000	505,280
3.58%, 4/05/50		10,000	9,953
		Par(a)	Value
Building Materials (Continued)

Masonite International Corp., 5.37%, 2/01/28(b)		$33,000	$33,895
Owens Corning, 3.95%, 8/15/29		16,000	17,112
Standard Industries, Inc.,
5.00%, 2/15/27(b)		33,000	33,247
4.75%, 1/15/28(b)		10,000	9,862
			609,349
Chemicals – 0.1%
Dow Chemical (The) Co., 1.13%, 3/15/32	EUR	170,000	183,794
DuPont de Nemours, Inc., 4.49%, 11/15/25		278,000	300,613
Ecolab, Inc., 2.75%, 8/18/55		217,000	194,228
LYB International Finance III LLC, 4.20%, 5/01/50		108,000	115,765
RPM International, Inc., 4.25%, 1/15/48		3,000	3,334
Sherwin-Williams (The) Co., 2.30%, 5/15/30		155,000	150,696
Westlake Chemical Corp., 3.37%, 8/15/61		103,000	92,413
			1,040,843
Commercial Services – 0.2%
Cintas Corp. No. 2, 3.70%, 4/01/27		20,000	21,417
Global Payments, Inc.,
1.20%, 3/01/26		359,000	341,947
4.80%, 4/01/26		237,000	256,386
2.15%, 1/15/27		80,000	78,396
4.45%, 6/01/28		45,000	49,009
3.20%, 8/15/29		208,000	210,279

Herc Holdings, Inc., 5.50%, 7/15/27(b)		72,000	74,086
IHS Markit Ltd., 4.75%, 8/01/28		440,000	497,750
Moody's Corp.,
3.25%, 1/15/28		50,000	52,492
3.10%, 11/29/61		111,000	100,817
PayPal Holdings, Inc.,
1.35%, 6/01/23		90,000	90,153
1.65%, 6/01/25		90,000	89,369
2.30%, 6/01/30		150,000	147,428
			2,009,529
Computers – 0.3%
Apple, Inc.,
0.75%, 5/11/23		39,000	38,885
1.13%, 5/11/25		260,000	255,090
2.45%, 8/04/26		100,000	102,167

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Computers (Continued)
Apple, Inc.,
2.90%, 9/12/27	$250,000	$259,829
3.85%, 5/04/43	200,000	220,997
2.55%, 8/20/60	134,000	114,762
2.80%, 2/08/61	108,000	97,338
Dell International LLC/EMC Corp.,
8.35%, 7/15/46	10,000	15,779
3.45%, 12/15/51(b)	85,000	74,720

HP, Inc., 6.00%, 9/15/41	22,000	27,555
International Business Machines Corp.,
3.00%, 5/15/24	270,000	278,042
4.25%, 5/15/49	100,000	113,223
Leidos, Inc.,
4.37%, 5/15/30	289,000	309,492
2.30%, 2/15/31	172,000	158,260

Seagate HDD Cayman, 4.09%, 6/01/29	70,000	68,596
Western Digital Corp., 2.85%, 2/01/29	31,000	29,917
		2,164,652
Cosmetics/Personal Care – 0.0%(g)
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	20,757
3.00%, 3/25/30	60,000	63,270
		84,027
Distribution/Wholesale – 0.0%(g)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(b)	48,000	46,982
KAR Auction Services, Inc., 5.13%, 6/01/25(b)	59,000	59,000
		105,982
Diversified Financial Services – 0.4%
Air Lease Corp.,
3.37%, 7/01/25	70,000	71,481
1.88%, 8/15/26	199,000	190,764
American Express Co.,
2.50%, 7/30/24	410,000	418,256
4.20%, 11/06/25	70,000	75,442
Blackstone Private Credit Fund,
3.25%, 3/15/27(b)	217,000	211,873
4.00%, 1/15/29(b)	154,000	151,762

Capital One Financial Corp., 3.90%, 1/29/24	311,000	323,430
	Par(a)	Value
Diversified Financial Services (Continued)
Charles Schwab (The) Corp.,
(5Y US Treasury CMT + 3.17%), 4.00%, 6/01/26(h)(i)	$75,000	$74,095
3.20%, 3/02/27	4,000	4,186
(10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(h)(i)	205,000	200,853

Discover Financial Services, 4.50%, 1/30/26	7,000	7,543
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	51,000	54,903
2.10%, 6/15/30	157,000	149,973
1.85%, 9/15/32	64,000	58,421

Mastercard, Inc., 3.85%, 3/26/50	300,000	336,701
Navient Corp.,
7.25%, 9/25/23	19,000	19,997
5.87%, 10/25/24	28,000	29,046
6.75%, 6/25/25	30,000	31,720
6.75%, 6/15/26	28,000	29,598

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	109,175
Synchrony Financial,
4.50%, 7/23/25	2,000	2,126
3.70%, 8/04/26	44,000	45,546

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	146,226
Vanguard Group (The), Inc., 3.05%, 8/22/50(j)	170,000	159,014
Visa, Inc.,
3.15%, 12/14/25	230,000	241,215
4.30%, 12/14/45	170,000	199,939
		3,343,285
Electric – 1.2%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	226,910
3.45%, 1/15/50	28,000	26,706
3.45%, 5/15/51	124,000	119,179
AEP Transmission Co. LLC,
3.80%, 6/15/49	65,000	69,801
3.15%, 9/15/49	101,000	97,299
3.65%, 4/01/50	144,000	149,906
2.75%, 8/15/51	10,000	8,980
Alabama Power Co.,
3.75%, 3/01/45	101,000	106,956
3.70%, 12/01/47	53,000	55,297
3.45%, 10/01/49	47,000	47,442
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	49,834

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
Ameren Illinois Co.,
3.25%, 3/15/50	$116,000	$117,139

American Transmission Systems, Inc., 2.65%, 1/15/32(b)	143,000	140,235
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	62,000	65,871
3.20%, 9/15/49	40,000	39,050
2.90%, 6/15/50	164,000	154,791
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	74,252
4.25%, 2/01/49	2,000	2,340
3.35%, 4/01/51	125,000	127,727

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	103,447
Commonwealth Edison Co.,
4.00%, 3/01/49	67,000	73,865
3.00%, 3/01/50	52,000	49,054
3.13%, 3/15/51	55,000	53,120
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	52,422
3.95%, 4/01/50	20,000	21,780
Consumers Energy Co.,
4.05%, 5/15/48	54,000	61,600
3.75%, 2/15/50	151,000	165,665
3.10%, 8/15/50	107,000	104,544
3.50%, 8/01/51	75,000	78,578
DTE Electric Co.,
4.05%, 5/15/48	10,000	11,236
3.95%, 3/01/49	160,000	179,352
Duke Energy Carolinas LLC,
3.95%, 11/15/28	28,000	30,584
3.87%, 3/15/46	59,000	63,441
3.95%, 3/15/48	122,000	133,141
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	42,941
2.50%, 12/01/29	325,000	324,516

Duke Energy Progress LLC, 3.45%, 3/15/29	233,000	245,970
Edison International, 4.95%, 4/15/25	129,000	138,881
Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	166,370
Exelon Corp.,
5.10%, 6/15/45	16,000	19,461
4.70%, 4/15/50	52,000	61,628
FirstEnergy Corp.,
2.05%, 3/01/25	22,000	21,448
	Par(a)	Value
Electric (Continued)
FirstEnergy Corp.,
1.60%, 1/15/26	$40,000	$37,924
4.15%, 7/15/27	499,000	508,482
2.65%, 3/01/30	142,000	133,710
2.25%, 9/01/30	56,000	51,446
7.37%, 11/15/31	410,000	525,006
5.10%, 7/15/47	90,000	97,853
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	296,426
4.55%, 4/01/49(b)	246,000	260,682
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	6,339
4.05%, 10/01/44	33,000	37,067
3.70%, 12/01/47	125,000	135,966
3.95%, 3/01/48	105,000	118,139
3.99%, 3/01/49	58,000	66,106
3.15%, 10/01/49	110,000	109,537
2.88%, 12/04/51	50,000	47,443
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	36,628
3.65%, 4/15/29	389,000	420,510
4.25%, 7/15/49	85,000	99,035
3.15%, 4/15/50	40,000	39,625
2.70%, 8/01/52	73,000	66,336

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	27,000	29,196
Northern States Power Co.,
2.25%, 4/01/31	5,000	4,892
2.90%, 3/01/50	50,000	47,733
2.60%, 6/01/51	104,000	93,723
NRG Energy, Inc.,
2.45%, 12/02/27(b)	265,000	254,268
5.75%, 1/15/28	33,000	34,155
5.25%, 6/15/29(b)	47,000	48,363

NSTAR Electric Co., 3.95%, 4/01/30	28,000	30,810
Ohio Power Co.,
1.63%, 1/15/31	107,000	98,304
4.15%, 4/01/48	14,000	15,682
4.00%, 6/01/49	45,000	49,054
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	80,565
5.75%, 3/15/29	4,000	4,797
4.10%, 11/15/48	51,000	58,938
3.80%, 6/01/49	69,000	76,092
5.35%, 10/01/52	24,000	33,323

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
Pacific Gas and Electric Co.,
2.10%, 8/01/27	$50,000	$47,127
2.50%, 2/01/31	73,000	66,734
3.30%, 8/01/40	20,000	17,355
4.95%, 7/01/50	159,000	162,327
3.50%, 8/01/50	20,000	17,036
PECO Energy Co.,
3.00%, 9/15/49	65,000	61,123
3.05%, 3/15/51	99,000	95,363

Progress Energy, Inc., 7.75%, 3/01/31	180,000	243,166
Public Service Electric and Gas Co.,
3.65%, 9/01/28	3,000	3,213
3.20%, 5/15/29	50,000	52,436
2.05%, 8/01/50	80,000	64,258
3.00%, 3/01/51	42,000	40,324
Southern California Edison Co.,
3.70%, 8/01/25	178,000	186,372
2.25%, 6/01/30	262,000	250,382

Southwestern Public Service Co., 3.15%, 5/01/50	145,000	142,594
Tampa Electric Co.,
4.45%, 6/15/49	17,000	20,338
3.45%, 3/15/51	92,000	94,210

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	312,452
Virginia Electric and Power Co.,
3.15%, 1/15/26	37,000	38,459
3.80%, 4/01/28	37,000	39,747
6.00%, 1/15/36	25,000	32,929
6.00%, 5/15/37	42,000	55,453
4.00%, 1/15/43	30,000	32,573
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	64,000	65,280
5.62%, 2/15/27(b)	54,000	55,082
5.00%, 7/31/27(b)	53,000	53,419
4.30%, 7/15/29(b)	310,000	320,723
		10,507,389
Electronics – 0.0%(g)
Agilent Technologies, Inc.,
3.05%, 9/22/26	81,000	84,180
2.75%, 9/15/29	43,000	42,985
2.10%, 6/04/30	152,000	142,590
	Par(a)	Value
Electronics (Continued)

Honeywell International, Inc., 1.35%, 6/01/25	$70,000	$69,136
		338,891
Entertainment – 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)	24,000	22,978
Cedar Fair L.P., 5.25%, 7/15/29	43,000	43,048
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	39,000	40,170
5.37%, 4/15/27	51,000	51,637
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	72,000	73,937
4.75%, 1/15/28(b)	38,000	38,224
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)	64,000	64,114
5.50%, 4/15/27(b)	38,000	38,285

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	53,000	51,511
		423,904
Environmental Control – 0.1%
Republic Services, Inc.,
2.50%, 8/15/24	70,000	70,933
3.95%, 5/15/28	88,000	95,244
Waste Management, Inc.,
1.15%, 3/15/28	208,000	192,968
2.00%, 6/01/29	49,000	47,617

Waste Pro USA, Inc., 5.50%, 2/15/26(b)	28,000	27,160
		433,922
Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.87%, 2/15/28(b)	58,000	60,470
4.88%, 2/15/30(b)	13,000	13,244

Hershey (The) Co., 0.90%, 6/01/25	30,000	29,243
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(b)	63,000	67,174

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Food (Continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	$94,000	$101,873
5.50%, 1/15/30(b)	17,000	18,030

Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	103,059
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	92,522
3.20%, 4/01/30(b)	180,000	189,753
2.38%, 7/16/40(b)	200,000	179,926

Mondelez International, Inc., 1.50%, 5/04/25	250,000	245,855
Performance Food Group, Inc., 5.50%, 10/15/27(b)	64,000	65,476
Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	105,000	109,631
Post Holdings, Inc.,
5.62%, 1/15/28(b)	59,000	60,582
5.50%, 12/15/29(b)	47,000	48,304
		1,385,142
Food Service – 0.0%(g)
Aramark Services, Inc., 5.00%, 2/01/28(b)	74,000	73,445
Forest Products & Paper – 0.0%(g)
Georgia-Pacific LLC,
3.60%, 3/01/25(b)	14,000	14,624
8.88%, 5/15/31	13,000	19,436

International Paper Co., 6.00%, 11/15/41	50,000	65,220
		99,280
Gas – 0.1%
Atmos Energy Corp., 4.13%, 3/15/49	40,000	44,903
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	330,000	305,192
ONE Gas, Inc., 2.00%, 5/15/30	35,000	33,036
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	90,000	86,868
		469,999
Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26	390,000	421,980
4.90%, 11/30/46	10,000	12,724

Boston Scientific Corp., 2.65%, 6/01/30	180,000	177,653
		Par(a)	Value
Healthcare - Products (Continued)

DH Europe Finance II S.a.r.l., 1.80%, 9/18/49	EUR	$100,000	$112,005
Medtronic Global Holdings SCA,
1.50%, 7/02/39	EUR	100,000	109,997
1.75%, 7/02/49	EUR	100,000	109,976

Mozart Debt Merger Sub, Inc., 3.87%, 4/01/29(b)		225,000	216,833
Thermo Fisher Scientific, Inc.,
2.80%, 10/15/41		75,000	71,102
1.88%, 10/01/49	EUR	100,000	110,586
			1,342,856
Healthcare - Services – 0.5%
Aetna, Inc.,
2.80%, 6/15/23		90,000	91,611
6.62%, 6/15/36		61,000	83,388
4.75%, 3/15/44		2,000	2,348
Anthem, Inc.,
3.65%, 12/01/27		100,000	106,348
4.10%, 3/01/28		93,000	100,825
4.38%, 12/01/47		53,000	60,244
4.55%, 3/01/48		57,000	66,428

Centene Corp., 4.63%, 12/15/29		47,000	48,872
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)		7,000	6,963
HCA, Inc.,
4.75%, 5/01/23		141,000	146,366
5.25%, 4/15/25		641,000	697,278
5.25%, 6/15/26		97,000	106,122
5.62%, 9/01/28		21,000	23,415
5.87%, 2/01/29		10,000	11,300
2.38%, 7/15/31		327,000	305,118
Humana, Inc.,
4.50%, 4/01/25		43,000	46,023
3.95%, 3/15/27		140,000	149,229
3.13%, 8/15/29		220,000	224,220
4.87%, 4/01/30		95,000	108,248

Select Medical Corp., 6.25%, 8/15/26(b)		22,000	22,612
Tenet Healthcare Corp.,
4.87%, 1/01/26(b)		128,000	128,579
6.25%, 2/01/27(b)		183,000	187,247
5.12%, 11/01/27(b)		20,000	20,044
4.38%, 1/15/30(b)		78,000	75,165
UnitedHealth Group, Inc.,
3.50%, 6/15/23		30,000	30,915
3.75%, 7/15/25		50,000	53,188
1.25%, 1/15/26		40,000	39,048

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Healthcare - Services (Continued)
UnitedHealth Group, Inc.,
3.85%, 6/15/28		$130,000	$141,466
3.88%, 12/15/28		110,000	120,244
2.00%, 5/15/30		40,000	38,331
4.62%, 7/15/35		197,000	230,305
2.75%, 5/15/40		198,000	187,358
4.25%, 6/15/48		40,000	45,949
4.45%, 12/15/48		77,000	91,325
3.70%, 8/15/49		130,000	138,000
2.90%, 5/15/50		143,000	134,237
3.25%, 5/15/51		444,000	442,335
3.88%, 8/15/59		70,000	76,784
3.13%, 5/15/60		20,000	18,897
			4,606,375
Household Products/Wares – 0.0%(g)
Kimberly-Clark Corp., 3.10%, 3/26/30		30,000	31,407
Housewares – 0.0%(g)
Newell Brands, Inc., 4.35%, 4/01/23		20,000	20,360
Insurance – 0.3%
American International Group, Inc.,
2.50%, 6/30/25		60,000	60,954
4.20%, 4/01/28		40,000	43,777
4.50%, 7/16/44		95,000	110,022
4.75%, 4/01/48		90,000	108,583
4.37%, 1/15/55		33,000	37,858
Aon Corp.,
4.50%, 12/15/28		144,000	159,990
3.75%, 5/02/29		162,000	172,762
2.80%, 5/15/30		42,000	41,943

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		150,000	172,660
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	48,864
Hartford Financial Services Group (The), Inc., 3.60%, 8/19/49		32,000	32,686
Marsh & McLennan Cos., Inc.,
1.98%, 3/21/30	EUR	120,000	144,595
2.25%, 11/15/30		176,000	169,759

MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	328,328
MetLife, Inc., 6.40%, 12/15/36		100,000	119,213
	Par(a)	Value
Insurance (Continued)

Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)	$250,000	$249,018
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	77,681
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	39,007
Willis North America, Inc., 3.60%, 5/15/24	42,000	43,547
		2,161,247
Internet – 0.3%
Alphabet, Inc.,
0.45%, 8/15/25	30,000	28,744
0.80%, 8/15/27	50,000	47,041
1.10%, 8/15/30	60,000	54,701
2.05%, 8/15/50	110,000	90,545
Amazon.com, Inc.,
0.80%, 6/03/25	130,000	126,256
1.20%, 6/03/27	160,000	153,671
3.15%, 8/22/27	140,000	147,310
1.50%, 6/03/30	70,000	65,715
2.10%, 5/12/31	80,000	77,720
4.05%, 8/22/47	140,000	159,097
2.50%, 6/03/50	927,000	820,595
4.25%, 8/22/57	240,000	289,135

eBay, Inc., 1.40%, 5/10/26	40,000	38,629
Expedia Group, Inc., 3.25%, 2/15/30	153,000	152,649
Morgan Stanley Domestic Holdings, Inc., 3.80%, 8/24/27	79,000	84,138
		2,335,946
Iron/Steel – 0.0%(g)
Commercial Metals Co., 4.38%, 3/15/32	68,000	67,601
Nucor Corp., 3.95%, 5/01/28	24,000	25,935
		93,536
Lodging – 0.1%
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	101,176
2.90%, 6/25/25	380,000	378,577
MGM Resorts International,
5.75%, 6/15/25	10,000	10,500
4.63%, 9/01/26	8,000	8,060
5.50%, 4/15/27	10,000	10,326

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Lodging (Continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	$131,000	$131,693
5.25%, 5/15/27(b)	65,000	63,948
		704,280
Machinery - Diversified – 0.1%
CNH Industrial Capital LLC, 4.20%, 1/15/24	440,000	459,223
Deere & Co.,
3.10%, 4/15/30	30,000	31,384
3.75%, 4/15/50	200,000	225,379
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	50,209
2.56%, 2/15/30	119,000	117,691
		883,886
Media – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	74,000	76,255
4.75%, 3/01/30(b)	58,000	57,553
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	290,000	312,930
4.20%, 3/15/28	90,000	95,441
2.25%, 1/15/29	31,000	29,191
5.05%, 3/30/29	480,000	529,316
5.37%, 4/01/38	60,000	66,272
3.50%, 6/01/41	300,000	268,671
3.50%, 3/01/42	60,000	53,796
6.48%, 10/23/45	521,000	655,167
5.37%, 5/01/47	161,000	177,991
5.75%, 4/01/48	226,000	259,593
4.80%, 3/01/50	30,000	30,639
3.85%, 4/01/61	42,000	36,133
4.40%, 12/01/61	146,000	138,086
3.95%, 6/30/62	100,000	88,182

Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)	74,000	74,000
Comcast Corp.,
3.95%, 10/15/25	160,000	171,163
3.15%, 3/01/26	50,000	52,153
3.30%, 4/01/27	50,000	52,446
4.15%, 10/15/28	330,000	363,278
2.65%, 2/01/30	139,000	139,703
3.40%, 4/01/30	282,000	298,202
4.25%, 10/15/30	560,000	625,584
1.95%, 1/15/31	291,000	274,767
		Par(a)	Value
Media (Continued)
Comcast Corp.,
3.25%, 11/01/39		$20,000	$19,949
3.75%, 4/01/40		219,000	231,954
3.40%, 7/15/46		20,000	19,870
4.00%, 8/15/47		22,000	23,800
3.97%, 11/01/47		330,000	357,018
4.00%, 3/01/48		20,000	21,630
4.00%, 11/01/49		210,000	227,472
2.80%, 1/15/51		40,000	35,661
2.89%, 11/01/51(b)		137,000	124,087
2.45%, 8/15/52		74,000	61,930
2.94%, 11/01/56(b)		40,000	35,365
Cox Communications, Inc.,
3.15%, 8/15/24(b)		71,000	73,014
3.85%, 2/01/25(b)		90,000	94,164
3.60%, 6/15/51(b)		139,000	135,986

Discovery Communications LLC, 1.90%, 3/19/27	EUR	240,000	279,693
Fox Corp., 5.48%, 1/25/39		450,000	544,344
iHeartCommunications, Inc.,
6.37%, 5/01/26		49,783	51,576
5.25%, 8/15/27(b)		48,000	48,768
4.75%, 1/15/28(b)		7,000	6,947

NBCUniversal Media LLC, 4.45%, 1/15/43		69,000	78,435
Nexstar Media, Inc., 5.62%, 7/15/27(b)		69,000	70,725
Sirius XM Radio, Inc., 5.50%, 7/01/29(b)		51,000	52,927
TEGNA, Inc.,
4.63%, 3/15/28		13,000	12,740
5.00%, 9/15/29		10,000	9,842

Time Warner Cable LLC, 5.87%, 11/15/40		130,000	151,391
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33		170,000	237,102
ViacomCBS, Inc.,
4.38%, 3/15/43		62,000	65,718
5.85%, 9/01/43		132,000	167,178
Walt Disney (The) Co.,
2.75%, 9/01/49		44,000	39,509
4.70%, 3/23/50		233,000	286,956
			8,492,263
Mining – 0.0%(g)
Newmont Corp., 2.25%, 10/01/30		156,000	147,034
Miscellaneous Manufacturing – 0.1%
3M Co.,
2.37%, 8/26/29		310,000	310,457

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Miscellaneous Manufacturing (Continued)
3M Co.,
3.70%, 4/15/50	$60,000	$66,601

Eaton Corp., 4.15%, 11/02/42	30,000	33,557
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	228,108
General Electric Co., 6.75%, 3/15/32	11,000	14,442
Textron, Inc.,
3.65%, 3/15/27	38,000	39,876
3.90%, 9/17/29	122,000	130,449
2.45%, 3/15/31	47,000	45,132
		868,622
Oil & Gas – 1.7%
Apache Corp.,
4.38%, 10/15/28	540,000	558,716
4.75%, 4/15/43	100,000	101,209
4.25%, 1/15/44	380,000	364,800
BP Capital Markets America, Inc.,
3.79%, 2/06/24	228,000	237,819
3.19%, 4/06/25	36,000	37,390
3.41%, 2/11/26	20,000	20,958
3.12%, 5/04/26	220,000	227,893
3.94%, 9/21/28	240,000	259,687
3.63%, 4/06/30	80,000	85,249
1.75%, 8/10/30	200,000	185,587
3.00%, 2/24/50	230,000	209,115
3.00%, 3/17/52	110,000	99,261
3.38%, 2/08/61	20,000	18,704
Chevron Corp.,
1.55%, 5/11/25	130,000	129,128
2.00%, 5/11/27	40,000	39,837
3.08%, 5/11/50	490,000	485,765
Chevron USA, Inc.,
3.85%, 1/15/28	240,000	260,722
2.34%, 8/12/50	55,000	47,312

Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	40,946
ConocoPhillips,
3.75%, 10/01/27(b)	110,000	117,534
4.30%, 8/15/28(b)	310,000	340,494
Continental Resources, Inc.,
4.50%, 4/15/23	90,000	92,186
3.80%, 6/01/24	130,000	133,333
4.38%, 1/15/28	230,000	242,576
5.75%, 1/15/31(b)	20,000	22,798
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	280,000	295,785
		Par(a)	Value
Oil & Gas (Continued)
Coterra Energy, Inc.,
4.38%, 3/15/29(b)		$850,000	$928,468

CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)		33,000	33,247
Devon Energy Corp.,
5.85%, 12/15/25		120,000	135,250
5.25%, 10/15/27		12,000	12,575
5.87%, 6/15/28		8,000	8,624
4.50%, 1/15/30		145,000	153,845
5.60%, 7/15/41		220,000	263,728
4.75%, 5/15/42		510,000	564,628
5.00%, 6/15/45		460,000	531,133
Diamondback Energy, Inc.,
2.88%, 12/01/24		1,034,000	1,054,515
3.25%, 12/01/26		197,000	203,387
3.50%, 12/01/29		504,000	518,528
3.13%, 3/24/31		582,000	577,302
EOG Resources, Inc.,
4.38%, 4/15/30		270,000	302,595
3.90%, 4/01/35		180,000	198,605
4.95%, 4/15/50		270,000	342,295
Exxon Mobil Corp.,
1.57%, 4/15/23		10,000	10,049
2.99%, 3/19/25		300,000	309,622
3.04%, 3/01/26		70,000	72,713
2.44%, 8/16/29		240,000	239,781
3.48%, 3/19/30		120,000	128,255
1.41%, 6/26/39	EUR	130,000	136,641
4.11%, 3/01/46		20,000	22,444
4.33%, 3/19/50		10,000	11,798
3.45%, 4/15/51		300,000	310,544

Marathon Petroleum Corp., 4.50%, 4/01/48		78,000	84,585
Matador Resources Co., 5.87%, 9/15/26		15,000	15,207
Occidental Petroleum Corp.,
6.95%, 7/01/24		200,000	218,000
5.55%, 3/15/26		160,000	170,800
3.00%, 2/15/27		220,000	212,876
7.87%, 9/15/31		210,000	265,125
4.50%, 7/15/44		80,000	77,200
6.60%, 3/15/46		150,000	188,577
4.10%, 2/15/47		50,000	45,715
4.20%, 3/15/48		230,000	213,900

Ovintiv Exploration, Inc., 5.62%, 7/01/24		160,000	172,486
Pioneer Natural Resources Co.,
1.13%, 1/15/26		30,000	28,703
1.90%, 8/15/30		150,000	138,241

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas (Continued)
Pioneer Natural Resources Co.,
2.15%, 1/15/31	$612,000	$573,021

SM Energy Co., 10.00%, 1/15/25(b)	8,000	8,700
Sunoco L.P./Sunoco Finance Corp., 4.50%, 4/30/30(b)	46,000	45,171
		14,183,683
Oil & Gas Services – 0.0%(g)
Halliburton Co., 3.80%, 11/15/25	5,000	5,298
Packing & Containers – 0.0%(g)
Owens-Brockway Glass Container, Inc., 5.88%, 8/15/23(b)	42,000	43,318
Pharmaceuticals – 1.2%
AbbVie, Inc.,
3.75%, 11/14/23	20,000	20,715
2.60%, 11/21/24	1,101,000	1,120,466
3.80%, 3/15/25	495,000	519,887
3.60%, 5/14/25	88,000	92,093
2.95%, 11/21/26	100,000	102,838
3.20%, 11/21/29	600,000	617,918
4.55%, 3/15/35	123,000	139,820
4.50%, 5/14/35	242,000	273,696
4.62%, 10/01/42	2,000	2,268
4.70%, 5/14/45	154,000	177,909
4.25%, 11/21/49	368,000	409,621
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	53,000	54,579
8.50%, 1/31/27(b)	96,000	97,080
Bausch Health Cos., Inc.,
9.00%, 12/15/25(b)	53,000	55,363
5.75%, 8/15/27(b)	15,000	15,053
7.00%, 1/15/28(b)	41,000	36,746
7.25%, 5/30/29(b)	41,000	36,900
Becton Dickinson and Co.,
3.36%, 6/06/24	87,000	89,874
4.68%, 12/15/44	16,000	18,744
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	198,078
3.88%, 8/15/25	81,000	86,038
3.20%, 6/15/26	160,000	167,282
3.40%, 7/26/29	210,000	222,859
5.00%, 8/15/45	69,000	86,562
Cigna Corp.,
3.75%, 7/15/23	101,000	104,169
4.12%, 11/15/25	20,000	21,360
	Par(a)	Value
Pharmaceuticals (Continued)
Cigna Corp.,
3.40%, 3/01/27	$79,000	$82,528
4.37%, 10/15/28	573,000	630,591
4.80%, 8/15/38	100,000	114,907
4.90%, 12/15/48	100,000	118,246
CVS Health Corp.,
3.63%, 4/01/27	40,000	42,343
4.30%, 3/25/28	217,000	236,546
3.25%, 8/15/29	500,000	515,723
3.75%, 4/01/30	774,000	822,983
2.13%, 9/15/31	130,000	122,503
4.78%, 3/25/38	400,000	461,356
4.13%, 4/01/40	40,000	43,149
5.12%, 7/20/45	217,000	263,875
5.05%, 3/25/48	320,000	391,889
4.25%, 4/01/50	36,000	40,143
Johnson & Johnson,
0.55%, 9/01/25	80,000	76,661
0.95%, 9/01/27	150,000	142,533
3.63%, 3/03/37	70,000	76,981
2.10%, 9/01/40	250,000	220,646
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	115,289
1.45%, 6/24/30	70,000	64,868
2.75%, 12/10/51	52,000	47,701
Pfizer, Inc.,
0.80%, 5/28/25	160,000	155,594
2.63%, 4/01/30	110,000	112,070
1.70%, 5/28/30	100,000	94,842
2.70%, 5/28/50	310,000	291,438
		10,053,323
Pipelines – 1.8%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	21,899
Buckeye Partners L.P., 3.95%, 12/01/26	8,000	7,984
Cameron LNG LLC,
2.90%, 7/15/31(b)	30,000	30,120
3.30%, 1/15/35(b)	672,000	671,287
3.40%, 1/15/38(b)	129,000	126,937
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	204,000	222,842
5.87%, 3/31/25	337,000	367,893
5.13%, 6/30/27	479,000	529,273
Energy Transfer L.P.,
7.60%, 2/01/24	154,000	166,807
4.05%, 3/15/25	120,000	125,538
2.90%, 5/15/25	527,000	534,154
5.95%, 12/01/25	160,000	177,732
5.50%, 6/01/27	130,000	145,584

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pipelines (Continued)
Energy Transfer L.P.,
4.95%, 6/15/28	$20,000	$22,045
5.25%, 4/15/29	60,000	66,696
3.75%, 5/15/30	430,000	441,317
6.50%, 2/01/42	130,000	158,851
5.30%, 4/01/44	160,000	170,375
5.35%, 5/15/45	360,000	388,415
5.40%, 10/01/47	100,000	111,662
6.25%, 4/15/49	50,000	60,870
5.00%, 5/15/50	274,000	296,538
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	295,660
3.13%, 7/31/29	434,000	445,841
2.80%, 1/31/30	550,000	553,046
7.55%, 4/15/38	10,000	14,021
4.85%, 3/15/44	80,000	90,654
5.10%, 2/15/45	100,000	116,225
4.80%, 2/01/49	40,000	45,942
4.20%, 1/31/50	60,000	63,465
3.70%, 1/31/51	90,000	88,373
3.95%, 1/31/60	70,000	69,787
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	105,124
5.50%, 3/01/44	10,000	11,599
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	95,849
4.30%, 3/01/28	60,000	64,885
5.30%, 12/01/34	7,000	8,054
5.55%, 6/01/45	130,000	154,719
5.05%, 2/15/46	40,000	45,030
5.20%, 3/01/48	60,000	69,435
MPLX L.P.,
4.88%, 12/01/24	74,000	79,164
1.75%, 3/01/26	78,000	76,041
4.00%, 3/15/28	200,000	211,839
4.80%, 2/15/29	30,000	33,293
4.50%, 4/15/38	90,000	96,253
5.20%, 3/01/47	60,000	69,444
5.20%, 12/01/47	100,000	114,806
4.70%, 4/15/48	450,000	490,768
5.50%, 2/15/49	90,000	107,548
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	183,363
3.25%, 7/15/31(b)	238,000	235,629

Northwest Pipeline LLC, 4.00%, 4/01/27	253,000	267,707
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	103,856
		Par(a)	Value
Pipelines (Continued)
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24		$500,000	$536,731
5.62%, 3/01/25		1,754,000	1,915,590
5.00%, 3/15/27		95,000	104,786

Southern Natural Gas Co. LLC, 8.00%, 3/01/32		80,000	108,242
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)		380,000	372,411
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)		185,000	191,988
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		1,103,000	1,321,225
4.00%, 3/15/28		258,000	276,661
3.95%, 5/15/50		68,000	70,097
Western Midstream Operating L.P.,
3.60%, 2/01/25		50,000	50,487
4.65%, 7/01/26		90,000	94,195
Williams (The) Cos., Inc.,
4.90%, 1/15/45		440,000	489,447
5.10%, 9/15/45		140,000	160,207
4.85%, 3/01/48		110,000	124,754
			15,069,060
Real Estate Investment Trusts – 0.4%
American Tower Corp.,
5.00%, 2/15/24		54,000	57,390
1.30%, 9/15/25		72,000	69,789
3.95%, 3/15/29		53,000	56,216
3.80%, 8/15/29		317,000	334,411
2.30%, 9/15/31		91,000	85,075
Crown Castle International Corp.,
3.10%, 11/15/29		245,000	247,244
3.30%, 7/01/30		226,000	229,344
2.50%, 7/15/31		129,000	123,190
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	146,920
1.00%, 1/15/32	EUR	100,000	105,124
Duke Realty L.P.,
1.75%, 7/01/30		39,000	36,199
1.75%, 2/01/31		198,000	182,522
Equinix, Inc.,
1.00%, 9/15/25		297,000	284,340
1.45%, 5/15/26		83,000	80,038
2.15%, 7/15/30		89,000	83,339
2.50%, 5/15/31		78,000	74,669

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Real Estate Investment Trusts (Continued)
GLP Capital L.P./GLP Financing II, Inc.,
3.35%, 9/01/24		$65,000	$66,621
4.00%, 1/15/30		92,000	94,799
4.00%, 1/15/31		200,000	205,640
3.25%, 1/15/32		353,000	340,991

Invitation Homes Operating Partnership L.P., 2.30%, 11/15/28		59,000	56,917
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24		132,000	139,590
4.50%, 9/01/26		38,000	39,710
5.75%, 2/01/27		59,000	65,195

MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 8/01/26		8,000	8,232
National Retail Properties, Inc.,
3.10%, 4/15/50		42,000	38,493
3.50%, 4/15/51		107,000	104,277
3.00%, 4/15/52		67,000	59,722

Prologis Euro Finance LLC, 1.50%, 9/10/49	EUR	105,000	105,652
Realty Income Corp.,
3.00%, 1/15/27		15,000	15,527
3.25%, 1/15/31		74,000	77,128

RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27		49,000	48,255
Service Properties Trust, 4.35%, 10/01/24		28,000	26,746
			3,689,305
Retail – 0.5%
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	183,551
1.75%, 4/20/32		90,000	84,007

Dollar General Corp., 3.25%, 4/15/23		10,000	10,184
Home Depot (The), Inc.,
2.50%, 4/15/27		60,000	61,232
3.90%, 12/06/28		10,000	10,951
2.70%, 4/15/30		80,000	81,135
3.30%, 4/15/40		160,000	162,847
3.90%, 6/15/47		20,000	22,055
4.50%, 12/06/48		30,000	36,406
3.35%, 4/15/50		160,000	162,631
Lowe's Cos., Inc.,
4.00%, 4/15/25		221,000	234,401
1.30%, 4/15/28		154,000	143,189
	Par(a)	Value
Retail (Continued)
Lowe's Cos., Inc.,
1.70%, 9/15/28	$180,000	$171,285
3.65%, 4/05/29	78,000	83,033
4.50%, 4/15/30	50,000	56,346
2.80%, 9/15/41	183,000	167,038
McDonald's Corp.,
3.30%, 7/01/25	70,000	73,092
1.45%, 9/01/25	140,000	137,845
3.70%, 1/30/26	60,000	63,594
3.50%, 3/01/27	30,000	31,761
3.50%, 7/01/27	60,000	63,508
3.80%, 4/01/28	270,000	290,044
2.13%, 3/01/30	307,000	297,681
3.60%, 7/01/30	171,000	183,285
4.60%, 5/26/45	29,000	33,416
4.87%, 12/09/45	128,000	153,116
4.20%, 4/01/50	354,000	396,476
Starbucks Corp.,
2.25%, 3/12/30	79,000	76,395
2.55%, 11/15/30	224,000	220,827

Target Corp., 2.25%, 4/15/25	110,000	111,361
Walmart, Inc.,
1.50%, 9/22/28	60,000	57,877
2.37%, 9/24/29	20,000	20,275
1.80%, 9/22/31	40,000	38,151
		3,918,995
Semiconductors – 0.7%
Analog Devices, Inc., 2.80%, 10/01/41	43,000	41,218
Applied Materials, Inc.,
1.75%, 6/01/30	140,000	132,837
4.35%, 4/01/47	70,000	83,470

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.87%, 1/15/27	132,000	139,185
Broadcom, Inc.,
4.75%, 4/15/29	320,000	352,262
5.00%, 4/15/30	373,000	417,133
4.15%, 11/15/30	361,000	384,123
3.47%, 4/15/34(b)	214,000	211,972
3.14%, 11/15/35(b)	640,000	606,646
Intel Corp.,
3.70%, 7/29/25	20,000	21,151
1.60%, 8/12/28	170,000	163,129
3.73%, 12/08/47	183,000	192,277
4.75%, 3/25/50	142,000	175,125
3.05%, 8/12/51	80,000	75,407
KLA Corp.,
4.10%, 3/15/29	265,000	292,057
3.30%, 3/01/50	216,000	214,782

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Semiconductors (Continued)
Lam Research Corp.,
3.75%, 3/15/26		$161,000	$171,909
4.87%, 3/15/49		112,000	142,149
2.88%, 6/15/50		100,000	93,498

Micron Technology, Inc., 3.37%, 11/01/41		41,000	39,015
NVIDIA Corp.,
1.55%, 6/15/28		127,000	122,078
3.50%, 4/01/40		150,000	158,705
3.50%, 4/01/50		550,000	585,033
3.70%, 4/01/60		100,000	109,015
QUALCOMM, Inc.,
4.80%, 5/20/45		50,000	61,796
4.30%, 5/20/47		124,000	145,039
3.25%, 5/20/50		40,000	41,153
Texas Instruments, Inc.,
2.90%, 11/03/27		390,000	407,643
1.75%, 5/04/30		70,000	66,745
			5,646,552
Shipbuilding – 0.0%(g)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25		75,000	78,670
4.20%, 5/01/30		143,000	155,558
			234,228
Software – 0.8%
Adobe, Inc., 2.30%, 2/01/30		200,000	197,494
Autodesk, Inc., 3.50%, 6/15/27		259,000	273,005
Citrix Systems, Inc., 3.30%, 3/01/30		71,000	71,098
Electronic Arts, Inc., 1.85%, 2/15/31		115,000	106,875
Fidelity National Information Services, Inc., 1.00%, 12/03/28	EUR	105,000	117,469
Fiserv, Inc.,
4.20%, 10/01/28		57,000	61,895
3.50%, 7/01/29		657,000	681,781
Microsoft Corp.,
2.40%, 8/08/26		60,000	61,409
3.30%, 2/06/27		1,120,000	1,187,687
2.53%, 6/01/50		284,000	257,067
2.92%, 3/17/52		263,000	257,131
Oracle Corp.,
1.65%, 3/25/26		390,000	377,125
2.88%, 3/25/31		430,000	415,014
3.90%, 5/15/35		109,000	109,622
3.85%, 7/15/36		170,000	169,335
		Par(a)	Value
Software (Continued)
Oracle Corp.,
6.12%, 7/08/39		$182,000	$224,834
3.60%, 4/01/40		295,000	272,907
3.65%, 3/25/41		557,000	518,052
4.12%, 5/15/45		70,000	67,746
4.00%, 7/15/46		260,000	246,678
4.00%, 11/15/47		174,000	165,036
3.60%, 4/01/50		231,000	204,639

Roper Technologies, Inc., 2.95%, 9/15/29		76,000	76,742
salesforce.com, Inc.,
3.70%, 4/11/28		250,000	269,481
3.05%, 7/15/61		181,000	171,224

ServiceNow, Inc., 1.40%, 9/01/30		243,000	216,978
VMware, Inc.,
1.80%, 8/15/28		72,000	68,206
2.20%, 8/15/31		155,000	144,735
			6,991,265
Telecommunications – 1.6%
AT&T, Inc.,
3.80%, 2/15/27		170,000	180,930
2.30%, 6/01/27		170,000	168,552
1.65%, 2/01/28		798,000	759,186
4.35%, 3/01/29		144,000	158,177
4.30%, 2/15/30(b)		105,000	115,494
2.55%, 12/01/33		472,000	443,650
3.15%, 9/04/36	EUR	100,000	129,099
5.35%, 9/01/40		50,000	60,412
5.55%, 8/15/41		40,000	49,728
3.10%, 2/01/43		450,000	413,604
4.80%, 6/15/44		22,000	24,914
5.15%, 2/15/50		191,000	230,830
3.30%, 2/01/52		40,000	36,637
3.50%, 9/15/53		518,000	492,217
3.55%, 9/15/55		397,000	374,851
3.80%, 12/01/57		127,000	124,292
3.65%, 9/15/59		259,000	245,071
3.50%, 2/01/61		127,000	115,778

Juniper Networks, Inc., 2.00%, 12/10/30		70,000	64,091
Level 3 Financing, Inc., 4.62%, 9/15/27(b)		12,000	11,941
Motorola Solutions, Inc.,
4.60%, 5/23/29		235,000	260,972
2.75%, 5/24/31		403,000	390,738
5.50%, 9/01/44		105,000	128,235
T-Mobile USA, Inc.,
3.50%, 4/15/25		230,000	238,674
3.75%, 4/15/27		148,000	155,560
2.05%, 2/15/28		41,000	39,448

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications (Continued)
T-Mobile USA, Inc.,
3.88%, 4/15/30	$1,181,000	$1,237,828
2.55%, 2/15/31	70,000	66,661
2.25%, 11/15/31	230,000	211,689
3.00%, 2/15/41	90,000	81,370
3.30%, 2/15/51	70,000	63,159
3.40%, 10/15/52(b)	38,000	34,965
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	10,173
4.12%, 3/16/27	100,000	108,461
3.00%, 3/22/27	30,000	30,864
2.10%, 3/22/28	412,000	401,543
4.33%, 9/21/28	424,000	466,940
3.87%, 2/08/29	102,000	109,839
4.02%, 12/03/29	127,000	137,913
3.15%, 3/22/30	403,000	414,586
1.50%, 9/18/30	544,000	493,321
1.68%, 10/30/30	126,000	115,009
1.75%, 1/20/31	329,000	299,999
2.55%, 3/21/31	465,000	454,069
2.36%, 3/15/32(b)	327,000	310,527
4.50%, 8/10/33	1,010,000	1,141,707
2.65%, 11/20/40	874,000	779,714
3.40%, 3/22/41	151,000	149,527
2.85%, 9/03/41	151,000	140,955
3.85%, 11/01/42	60,000	62,760
4.12%, 8/15/46	70,000	76,290
4.86%, 8/21/46	110,000	134,529
4.00%, 3/22/50	190,000	203,988
2.88%, 11/20/50	607,000	540,418
3.55%, 3/22/51	39,000	39,210
3.70%, 3/22/61	93,000	93,224
		13,824,319
Transportation – 0.3%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	106,000	136,459
3.30%, 9/15/51	242,000	244,756
2.88%, 6/15/52	31,000	29,134
CSX Corp.,
4.10%, 3/15/44	38,000	41,914
4.75%, 11/15/48	74,000	89,387
2.50%, 5/15/51	47,000	40,246
4.65%, 3/01/68	38,000	45,367
FedEx Corp.,
4.25%, 5/15/30	153,000	168,708
2.40%, 5/15/31	271,000	261,323
3.88%, 8/01/42	14,000	14,387
Norfolk Southern Corp.,
2.90%, 6/15/26	155,000	159,878
	Par(a)	Value
Transportation (Continued)
Norfolk Southern Corp.,
3.05%, 5/15/50	$260,000	$244,842
Ryder System, Inc.,
2.50%, 9/01/24	75,000	76,205
4.62%, 6/01/25	287,000	308,152
Union Pacific Corp.,
3.25%, 8/15/25	27,000	28,201
2.75%, 3/01/26	53,000	54,499
2.15%, 2/05/27	120,000	120,270
2.40%, 2/05/30	220,000	217,906
2.95%, 3/10/52	21,000	19,732
3.95%, 8/15/59	104,000	113,794
3.84%, 3/20/60	199,000	213,754
2.97%, 9/16/62	43,000	38,773
3.75%, 2/05/70	160,000	167,762
		2,835,449
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(b)	51,000	51,634
3.95%, 3/10/25(b)	30,000	31,533
4.00%, 7/15/25(b)	94,000	99,183
1.20%, 11/15/25(b)	82,000	78,727
4.45%, 1/29/26(b)	10,000	10,779
1.70%, 6/15/26(b)	241,000	234,456
		506,312
Total Corporate Bonds (Cost $181,293,262)		177,998,887

Foreign Issuer Bonds – 9.2%
Argentina – 0.0%(g)
Argentine Republic Government International Bond, (Step to 1.50% on 7/9/22), 1.13%, 7/09/35(f)	439,000	135,436
Capex S.A., 6.87%, 5/15/24(b)	22,000	20,955
Genneia S.A., 8.75%, 9/02/27(b)	32,660	30,129
YPF S.A., 7.00%, 12/15/47(b)	45,000	27,630
		214,150
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20,000	24,788
Glencore Funding LLC,
4.12%, 3/12/24(b)	390,000	406,318
1.63%, 4/27/26(b)	238,000	230,692
4.00%, 3/27/27(b)	320,000	338,240
3.87%, 10/27/27(b)	70,000	73,353
2.50%, 9/01/30(b)	320,000	299,492

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Australia (Continued)
Glencore Funding LLC,
2.85%, 4/27/31(b)	$208,000	$198,815
2.63%, 9/23/31(b)	38,000	35,540
3.37%, 9/23/51(b)	76,000	68,103
		1,675,341
Bahrain – 0.0%(g)
Bahrain Government International Bond, 5.63%, 5/18/34(b)	203,000	185,024
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	84,699
4.70%, 2/01/36	451,000	518,087
4.90%, 2/01/46	200,000	236,620

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	62,000	65,178
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	952,000	1,031,526
4.75%, 1/23/29	330,000	373,839
3.50%, 6/01/30	50,000	53,010
4.35%, 6/01/40	130,000	143,631
4.95%, 1/15/42	34,000	40,177
4.60%, 4/15/48	174,000	199,104
5.55%, 1/23/49	220,000	283,656
4.50%, 6/01/50	230,000	265,280
		3,294,807
Brazil – 0.3%
Embraer Netherlands Finance B.V.,
5.05%, 6/15/25	34,000	34,850
5.40%, 2/01/27	13,000	13,267

Embraer Overseas Ltd., 5.70%, 9/16/23	19,000	19,808
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	88,070
Klabin Austria GmbH, 3.20%, 1/12/31(b)	200,000	180,776
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)	200,000	191,800
Oi S.A., (100% Cash), 10.00%, 7/27/25(k)	26,000	21,612
Petrobras Global Finance B.V., 5.30%, 1/27/25	58,000	61,771
Suzano Austria GmbH,
6.00%, 1/15/29	920,000	1,030,409
3.12%, 1/15/32	45,000	41,625
	Par(a)	Value
Brazil (Continued)

Vale Overseas Ltd., 6.25%, 8/10/26	$850,000	$971,558
		2,655,546
Canada – 0.3%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	11,000	10,723
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	14,774	14,765
Bank of Montreal,
1.85%, 5/01/25	210,000	209,722
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	41,996

Bank of Nova Scotia (The), 1.30%, 6/11/25	120,000	117,206
Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	245,781
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 9/15/27(b)	74,000	76,313
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	99,394
Canadian Pacific Railway Co.,
2.05%, 3/05/30	74,000	70,931
2.45%, 12/02/31	560,000	549,845
3.00%, 12/02/41	150,000	144,057

Cenovus Energy, Inc., 3.75%, 2/15/52	15,000	14,380
Mattamy Group Corp., 5.25%, 12/15/27(b)	8,000	8,141
Royal Bank of Canada,
1.60%, 4/17/23	190,000	191,012
1.15%, 6/10/25	100,000	97,456

Suncor Energy, Inc., 6.50%, 6/15/38	81,000	106,106
Toronto-Dominion Bank (The),
0.75%, 6/12/23	210,000	208,540
1.15%, 6/12/25	110,000	107,200

TransCanada PipeLines Ltd., 4.62%, 3/01/34	61,000	68,779
		2,382,347
Chile – 0.3%
Chile Government International Bond,
3.50%, 1/31/34	430,000	439,460

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Chile (Continued)
Chile Government International Bond,
3.10%, 5/07/41		$920,000	$852,371
3.10%, 1/22/61		310,000	267,375
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	346,000
3.70%, 1/30/50(b)		560,000	528,896

Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	206,821
			2,640,923
China – 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		300,000	311,634
China Government Bond,
2.85%, 6/04/27	CNH	4,400,000	702,939
3.01%, 5/13/28	CNY	2,300,000	369,403
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)		80,000	81,352
4.30%, 6/18/29(b)		332,000	360,718
3.40%, 5/01/30(b)		205,000	210,465
2.50%, 5/11/31(b)		358,000	342,740
3.25%, 11/30/51(b)		63,000	58,310
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	586,522
4.03%, 8/03/50(b)		380,000	329,848

Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	306,044
Tencent Holdings Ltd.,
3.60%, 1/19/28(b)		220,000	228,126
3.24%, 6/03/50		740,000	654,835
			4,542,936
Colombia – 0.3%
Colombia Government International Bond,
4.50%, 3/15/29		243,000	238,590
3.25%, 4/22/32		420,000	357,000
5.00%, 6/15/45		810,000	688,306
5.20%, 5/15/49		460,000	396,170
Ecopetrol S.A.,
5.37%, 6/26/26		21,000	21,714
6.87%, 4/29/30		56,000	60,030
4.63%, 11/02/31		35,000	32,246
5.87%, 5/28/45		710,000	625,971
	Par(a)	Value
Colombia (Continued)

Grupo Aval Ltd., 4.38%, 2/04/30(b)	$200,000	$189,184
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	200,000	192,320
		2,801,531
Denmark – 0.2%
Danske Bank A/S,
3.88%, 9/12/23(b)	400,000	411,498
(1Y US Treasury CMT + 1.03%), 1.17%, 12/08/23(b)(h)	200,000	199,362
5.37%, 1/12/24(b)	600,000	638,074
5.37%, 1/12/24	200,000	212,692
1.23%, 6/22/24(b)	200,000	197,404
		1,659,030
Finland – 0.0%(g)
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	209,181
France – 0.3%
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(h)	200,000	210,064
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)	600,000	594,622
(SOFR + 1.23%), 2.59%, 1/20/28(b)(h)	249,000	247,223
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(h)	300,000	339,378
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)	200,000	198,740

BPCE S.A., 2.70%, 10/01/29(b)	250,000	249,445
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(h)	250,000	246,707
Danone S.A., 2.95%, 11/02/26(b)	200,000	205,872
		2,292,051
Germany – 0.2%
Deutsche Bank A.G.,
(SOFR + 1.13%), 1.45%, 4/01/25(h)	212,000	208,466
1.69%, 3/19/26	500,000	488,951
(SOFR + 1.32%), 2.55%, 1/07/28(h)	398,000	389,982

Deutsche Telekom International Finance B.V., 3.60%, 1/19/27(b)	150,000	157,512
		1,244,911

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Hungary – 0.0%(g)
Hungary Government International Bond, 5.38%, 3/25/24		$122,000	$131,138
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	205,953
Reliance Industries Ltd.,
2.88%, 1/12/32(b)		250,000	242,396
3.62%, 1/12/52(b)		450,000	425,804
			874,153
Indonesia – 0.4%
Indonesia Government International Bond,
2.85%, 2/14/30		200,000	200,970
4.35%, 1/11/48		1,350,000	1,433,858
3.70%, 10/30/49		330,000	321,584
3.05%, 3/12/51		222,000	203,061
Indonesia Treasury Bond,
8.37%, 3/15/34	IDR	1,581,000,000	123,395
7.50%, 6/15/35	IDR	1,572,000,000	114,987

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	320,404
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		780,000	864,178
			3,582,437
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.45%, 4/03/26		150,000	159,540
2.45%, 10/29/26		550,000	540,717
3.00%, 10/29/28		170,000	166,542
3.30%, 1/30/32		150,000	146,436
			1,013,235
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	515,625
4.50%, 4/03/20(l)		220,000	264,089
			779,714
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
3.45%, 3/02/23		52,000	53,226
(1Y US Treasury CMT + 0.68%), 0.85%, 9/15/24(h)		366,000	360,711
2.19%, 2/25/25		407,000	408,784
		Par(a)	Value
Japan (Continued)

Mizuho Financial Group, Inc., (SOFR + 1.53%), 1.98%, 9/08/31(h)		$200,000	$186,354
Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		600,000	649,592
Nomura Holdings, Inc.,
2.61%, 7/14/31		293,000	279,238
3.00%, 1/22/32		200,000	196,956
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24		202,000	206,142
2.35%, 1/15/25		400,000	404,226
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		200,000	228,339
2.05%, 3/31/30		200,000	188,091
2.00%, 7/09/40	EUR	110,000	127,432
			3,289,091
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		400,000	458,322
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		420,000	508,103
			966,425
Kuwait – 0.2%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		210,000	223,461
2.62%, 4/28/28(b)		450,000	439,875

Kuwait International Government Bond, 3.50%, 3/20/27(b)		600,000	639,625
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	214,500
			1,517,461
Macau – 0.0%(g)
Sands China Ltd., 5.13%, 8/08/25		300,000	308,307
Mexico – 0.8%
Cemex S.A.B. de C.V., 5.20%, 9/17/30(b)		200,000	206,000
Comision Federal de Electricidad, 3.87%, 7/26/33(b)		720,000	666,900
Mexico City Airport Trust, 5.50%, 7/31/47		200,000	186,422
Mexico Government International Bond,
2.66%, 5/24/31		368,000	345,964
4.75%, 3/08/44		1,660,000	1,708,655
4.50%, 1/31/50		420,000	416,392

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexico Government International Bond,
4.40%, 2/12/52		$1,210,000	$1,162,701
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	269,360
2.88%, 5/11/31(b)		270,000	257,512
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	1,203,000	55,535
6.87%, 10/16/25		25,000	26,875
6.84%, 1/23/30		130,000	133,055
6.70%, 2/16/32(b)		1,038,000	1,027,516
5.62%, 1/23/46		620,000	488,647
7.69%, 1/23/50		51,000	47,252
			6,998,786
Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)		200,000	207,709
Netherlands – 0.2%
Cooperatieve Rabobank U.A., 4.37%, 8/04/25		440,000	468,378
Shell International Finance B.V.,
3.50%, 11/13/23		170,000	176,186
2.88%, 5/10/26		140,000	145,476
2.38%, 11/07/29		200,000	198,689
2.75%, 4/06/30		100,000	101,505
4.37%, 5/11/45		70,000	81,147
4.00%, 5/10/46		80,000	88,687
3.25%, 4/06/50		300,000	298,807
			1,558,875
Panama – 0.3%
Panama Government International Bond,
3.87%, 3/17/28		200,000	210,300
6.70%, 1/26/36		780,000	994,508
4.30%, 4/29/53		600,000	596,382
4.50%, 4/01/56		247,000	251,686
4.50%, 1/19/63		220,000	222,477
			2,275,353
Peru – 0.4%
Peruvian Government International Bond,
4.13%, 8/25/27		137,000	147,791
6.55%, 3/14/37		360,000	472,054
3.30%, 3/11/41		230,000	215,556
5.62%, 11/18/50		130,000	170,923
3.55%, 3/10/51		220,000	211,244
3.60%, 1/15/72		270,000	238,275
		Par(a)	Value
Peru (Continued)
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		$500,000	$490,630
5.62%, 6/19/47(b)		200,000	184,302

Southern Copper Corp., 5.25%, 11/08/42		700,000	845,873
			2,976,648
Philippines – 0.0%(g)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	253,736
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		790,000	829,424
Qatar – 0.4%
Qatar Energy,
2.25%, 7/12/31(b)		550,000	529,375
3.13%, 7/12/41(b)		350,000	339,115
3.30%, 7/12/51(b)		360,000	352,241
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	206,444
4.82%, 3/14/49(b)		1,170,000	1,462,500
			2,889,675
Russia – 0.3%
Lukoil Capital DAC,
2.80%, 4/26/27(b)		370,000	342,635
3.60%, 10/26/31(b)		470,000	426,878

Russian Federal Bond - OFZ, 6.10%, 7/18/35	RUB	15,614,000	154,824
Russian Foreign Bond - Eurobond, 5.62%, 4/04/42(b)		1,000,000	1,118,880
			2,043,217
Saudi Arabia – 0.1%
Arabian Centres Sukuk II Ltd., 5.62%, 10/07/26(b)		200,000	193,420
EIG Pearl Holdings S.a.r.l.,
3.55%, 8/31/36(b)		217,000	216,367
4.39%, 11/30/46(b)		305,000	303,542
			713,329
South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	422,513
5.62%, 4/01/30(b)		200,000	231,024

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
South Africa (Continued)

Liquid Telecommunications Financing PLC, 5.50%, 9/04/26(b)	$200,000	$201,600
Sasol Financing USA LLC, 5.50%, 3/18/31	200,000	195,500
		1,050,637
Spain – 0.2%
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(h)	200,000	197,706
2.75%, 5/28/25	800,000	811,211
1.85%, 3/25/26	200,000	194,848
3.31%, 6/27/29	200,000	206,474

Telefonica Emisiones S.A., 4.10%, 3/08/27	150,000	160,781
		1,571,020
Sweden – 0.0%(g)
Swedbank AB, 1.30%, 6/02/23(b)	200,000	199,824
Switzerland – 0.5%
Credit Suisse A.G.,
1.00%, 5/05/23	670,000	667,548
2.95%, 4/09/25	250,000	256,838
1.25%, 8/07/26	639,000	608,808
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)	250,000	251,298
(SOFR + 3.73%), 4.20%, 4/01/31(b)(h)	250,000	265,815
(SOFR + 1.73%), 3.09%, 5/14/32(b)(h)	250,000	242,800
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(h)	200,000	201,702
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(h)(i)	400,000	422,752
4.25%, 3/23/28(b)	770,000	829,787
		3,747,348
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31	1,020,000	1,006,291
United Arab Emirates – 0.3%
Abu Dhabi Government International Bond, 3.13%, 9/30/49(b)	1,110,000	1,079,702
Abu Dhabi National Energy Co. PJSC,
2.00%, 4/29/28(b)	560,000	541,027
3.40%, 4/29/51(b)	370,000	376,475
	Par(a)	Value
United Arab Emirates (Continued)

DP World Ltd., 5.62%, 9/25/48(b)	$700,000	$813,540
		2,810,744
United Kingdom – 0.8%
AstraZeneca PLC, 1.38%, 8/06/30	282,000	258,475
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)	253,000	267,812
BAE Systems PLC, 3.40%, 4/15/30(b)	268,000	276,898
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	800,000	887,861
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(h)	200,000	219,865
BAT Capital Corp.,
3.56%, 8/15/27	300,000	306,854
2.26%, 3/25/28	100,000	94,948
2.73%, 3/25/31	135,000	126,494
4.54%, 8/15/47	190,000	184,789
3.98%, 9/25/50	66,000	59,444
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)	200,000	197,691
(SOFR + 1.10%), 2.25%, 11/22/27(h)	207,000	202,727
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(h)	287,000	312,843
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(h)	550,000	579,294
(5Y US Treasury CMT + 3.25%), 4.70%, 3/09/31(h)(i)	200,000	193,000
(SOFR + 1.19%), 2.80%, 5/24/32(h)	200,000	193,404
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(h)	270,000	273,056
4.37%, 3/22/28	290,000	316,733
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	400,000	417,644
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	224,471
RELX Capital, Inc.,
3.50%, 3/16/23	56,000	57,227
4.00%, 3/18/29	272,000	295,047
3.00%, 5/22/30	209,000	213,569

Reynolds American, Inc., 5.85%, 8/15/45	108,000	122,569

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
United Kingdom (Continued)

Standard Chartered PLC, (1Y US Treasury CMT + 1.18%), 2.61%, 1/12/28(b)(h)	$385,000	$379,797
Vodafone Group PLC, 4.37%, 5/30/28	130,000	142,171
		6,804,683
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31	600,000	673,080
5.10%, 6/18/50	617,641	768,135
		1,441,215
Total Foreign Issuer Bonds (Cost $79,058,710)		77,638,253

	Par	Value
Mortgage-Backed Securities – 22.2%
Federal Home Loan Mortgage Corporation – 3.2%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	593,612
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,025,159	48,385
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	42,169
Series K-1517, Class X1, 1.33%, 7/25/35(c)	239,686	33,591
Pool,
#ZS8673, 3.00%, 10/01/32	29,139	30,353
#ZT1970, 3.50%, 4/01/33	50,018	52,796
#ZS9068, 3.50%, 1/01/34	63,781	68,119
#SC0063, 3.50%, 5/01/35	243,553	256,741
#ZA2471, 3.00%, 9/01/37	8,059	8,394
#ZS9316, 3.50%, 1/01/38	123,016	130,753
#SC0111, 3.00%, 6/01/38	157,449	162,643
#QK0914, 2.00%, 7/01/41	293,777	292,827
#RB5125, 2.00%, 9/01/41	777,797	773,356
#SC0211, 2.00%, 12/01/41	99,660	99,123
#SD0478, 4.00%, 1/01/45	935,691	1,013,167
#ZM1677, 3.00%, 9/01/46	744,667	772,218
#ZS9826, 3.00%, 10/01/46	39,482	40,913
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#SD0496, 3.00%, 2/01/47	$948,509	$984,831
#841077, (1Y USD LIBOR + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47(d)	253,399	259,066
#ZS4747, 3.50%, 12/01/47	373,347	392,018
#ZM5146, 4.00%, 12/01/47	133,645	142,296
#ZS4751, 3.50%, 1/01/48	90,385	94,849
#ZT1353, 3.50%, 2/01/48	89,378	93,757
#ZA5318, 3.50%, 3/01/48	27,951	29,306
#ZT2230, 4.00%, 7/01/48	230,051	242,947
#841076, (1Y USD LIBOR + 1.63%, 1.63% Floor, 8.02% Cap), 3.02%, 11/01/48(d)	878,671	897,224
#ZN2699, 4.50%, 1/01/49	392,177	419,224
#ZT1857, 4.50%, 3/01/49	1,062,326	1,170,794
#QA0639, 4.00%, 6/01/49	253,919	271,165
#RA1084, 4.50%, 7/01/49	67,810	73,341
#RA1293, 3.00%, 9/01/49	174,460	180,250
#RA1877, 5.00%, 11/01/49	81,275	89,601
#QA7256, 3.00%, 2/01/50	309,744	317,241
#841081, (1Y USD LIBOR + 1.62%, 1.62% Floor, 8.09% Cap), 3.09%, 2/01/50(d)	443,778	453,551
#RA2114, 3.50%, 2/01/50	144,944	151,317
#RA2362, 3.50%, 3/01/50	80,361	83,917
#RA2358, 4.00%, 3/01/50	34,218	36,467
#SD8059, 4.50%, 4/01/50	123,672	132,082
#SD0520, 4.00%, 6/01/50	263,106	281,340
#RA3175, 3.00%, 7/01/50	278,482	285,640
#QB2296, 2.00%, 8/01/50	48,485	47,428
#RA3282, 3.00%, 8/01/50	410,547	424,234
#RA3313, 3.00%, 8/01/50	94,712	97,327

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#SD0519, 3.00%, 8/01/50	$528,335	$548,407
#RA3474, 3.00%, 9/01/50	433,503	444,657
#RA3882, 2.00%, 11/01/50	179,234	175,518
#SD7528, 2.00%, 11/01/50	77,141	75,542
#QB5092, 2.50%, 11/01/50	88,641	88,977
#QB5093, 2.50%, 11/01/50	85,811	86,004
#RA4175, 2.50%, 12/01/50	262,790	263,608
#RA4414, 2.50%, 1/01/51	173,560	173,871
#QB9090, 2.00%, 2/01/51	95,075	92,891
#QB9087, 2.00%, 2/01/51	458,162	447,115
#RA4703, 2.00%, 2/01/51	272,678	266,328
#QB8602, 2.00%, 2/01/51	88,030	86,159
#QB8604, 2.00%, 2/01/51	86,370	84,287
#QB8934, 2.50%, 2/01/51	88,336	88,325
#SD0633, 3.50%, 2/01/51	146,444	153,067
#SD0552, 2.00%, 3/01/51	277,364	270,914
#QB8975, 2.00%, 3/01/51	97,611	95,480
#QB9391, 2.00%, 3/01/51	1,334,275	1,302,102
#QB9482, 2.00%, 3/01/51	89,560	87,401
#QB9961, 2.00%, 3/01/51	92,926	90,897
#QC0041, 2.00%, 3/01/51	87,564	85,572
#QC0160, 2.00%, 3/01/51	86,131	84,344
#QC0161, 2.00%, 3/01/51	90,258	88,287
#QB9290, 2.00%, 3/01/51	189,722	185,515
#QC0165, 2.50%, 3/01/51	91,097	91,954
#QB9901, 2.50%, 3/01/51	290,989	291,811
#QC0297, 2.00%, 4/01/51	97,830	95,608
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#SD0573, 2.00%, 4/01/51	$88,865	$87,392
#QC1164, 2.00%, 4/01/51	89,753	87,960
#RA5040, 2.00%, 4/01/51	95,018	92,786
#RA5117, 2.00%, 5/01/51	527,300	516,439
#RA5155, 2.00%, 5/01/51	482,672	471,458
#SD7541, 2.00%, 5/01/51	135,770	132,953
#RA5077, 2.50%, 5/01/51	1,244,598	1,253,196
#RA5373, 2.00%, 6/01/51	289,601	282,951
#SD0716, 2.00%, 7/01/51	623,623	613,291
#SD0653, 2.50%, 7/01/51	96,351	96,560
#QC4446, 2.50%, 7/01/51	97,918	98,066
#QC3690, 2.50%, 7/01/51	97,429	98,102
#RA5576, 2.50%, 7/01/51	671,622	673,715
#QC4689, 2.50%, 8/01/51	94,501	94,859
#QC4690, 2.50%, 8/01/51	96,380	96,596
#QC4818, 2.50%, 8/01/51	96,272	96,438
#QC4824, 2.50%, 8/01/51	95,287	95,574
#QC5830, 2.50%, 8/01/51	387,365	390,042
#SD0730, 2.00%, 9/01/51	34,909	34,091
#SD0732, 2.00%, 9/01/51	174,424	170,419
#QC6768, 3.00%, 9/01/51	190,653	195,576
#QD0350, 2.00%, 11/01/51	99,624	97,226
#QD0652, 2.00%, 11/01/51	99,623	97,227
#QD1526, 2.00%, 11/01/51	97,665	95,320
#SD7548, 2.50%, 11/01/51	397,103	399,735
#RA6388, 2.50%, 12/01/51	661,989	667,136
#QD4152, 2.00%, 1/01/52	99,955	97,544

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#QD4857, 2.00%, 1/01/52	$182,664	$178,539
#SD0849, 2.50%, 1/01/52	99,770	100,114
#SD0809, 3.00%, 1/01/52	197,214	202,060
#RA6768, 2.00%, 2/01/52	60,493	59,034
#QD6079, 2.50%, 2/01/52	199,383	200,933
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	210,323
Series 5100, Class MI, 3.50%, 9/25/48	182,412	30,033
Series 5148, Class BI, 2.50%, 1/25/49	882,100	117,203
Series 5140, Class NI, 2.50%, 5/25/49	392,673	53,786
Series 5148, Class CI, 2.00%, 6/25/49	490,363	57,353
Series 4940, Class PI, 4.00%, 7/25/49	43,093	4,656
Series 4999, Class QI, 4.00%, 5/25/50	55,710	8,492
Series 4995, Class BI, 4.50%, 6/25/50	47,848	8,291
Series 5010, Class IK, 2.50%, 9/25/50	74,890	10,580
Series 5010, Class JI, 2.50%, 9/25/50	351,739	54,351
Series 5013, Class IN, 2.50%, 9/25/50	92,314	14,454
Series 5129, Class IO, 3.00%, 9/25/50	121,034	12,429
Series 5014, Class DI, 4.00%, 9/25/50	55,727	8,490
Series 5029, Class GI, 2.00%, 10/25/50	88,290	9,283
Series 5018, Class MI, 2.00%, 10/25/50	274,285	36,886
Series 5018, Class CI, 4.50%, 10/25/50	52,502	8,703
Series 5040, Class IB, 2.50%, 11/25/50	83,626	10,473
Series 5057, Class TI, 3.00%, 11/25/50	94,241	14,472
Series 5059, Class IB, 2.50%, 1/25/51	374,820	61,495
Series 5069, Class MI, 2.50%, 2/25/51	89,672	12,618
Series 5082, Class IW, 3.00%, 3/25/51	103,842	12,729
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5097, Class ID, 2.50%, 4/25/51	$176,964	$22,231
Series 5139, Class IG, 3.00%, 9/25/51	341,849	40,434
Series 5142, Class IP, 3.00%, 9/25/51	94,148	10,236
Series 5142, Class PI, 3.00%, 9/25/51	95,274	12,721
Series 5145, Class HI, 3.00%, 9/25/51	92,930	10,477
Series 5155, Class JI, 3.00%, 10/25/51	94,452	11,373
Series 5155, Class KI, 3.00%, 10/25/51	96,350	11,030
Series 5155, Class NI, 3.00%, 10/25/51	188,421	22,612
Series 5167, Class MI, 3.00%, 11/25/51	96,766	10,399
Series 5184, Class PI, 3.00%, 1/25/52	98,492	10,930

Strips, Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 5.99%, 8/15/44(d)	27,182	4,624
		26,712,513
Federal Home Loan Mortgage Corporation Gold – 0.8%
Pool,
#J37706, 3.00%, 10/01/32	224,213	233,663
#J37835, 3.00%, 11/01/32	289,660	301,883
#J38060, 3.00%, 12/01/32	242,287	252,085
#Q41209, 3.50%, 6/01/46	31,070	32,878
#G61677, 4.50%, 4/01/47	71,068	77,150
#G60972, 4.50%, 5/01/47	25,394	27,827
#Q48752, 3.50%, 6/01/47	29,011	30,587
#G61047, 4.50%, 7/01/47	106,596	116,653
#G61079, 4.50%, 7/01/47	29,583	32,138
#G08779, 3.50%, 9/01/47	245,952	258,160
#Q51461, 3.50%, 10/01/47	250,867	263,657
#V84260, 3.50%, 6/01/48	118,986	124,947
#G67713, 4.00%, 6/01/48	852,899	918,053
#Q59918, 4.50%, 7/01/48	212,999	233,362
#Q57853, 4.50%, 8/01/48	72,546	79,468
#G67715, 4.50%, 8/01/48	147,378	161,263
#G61739, 3.00%, 9/01/48	240,621	249,329
#G61886, 5.00%, 11/01/48	42,103	46,159

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation Gold (Continued)
Pool,
#G61989, 3.50%, 4/01/49	$2,905,490	$3,094,944
#G67721, 4.50%, 4/01/49	98,398	107,024
		6,641,230
Federal National Mortgage Association – 6.6%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	97,871	106,209
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,889	104,383
Series 2020-M36, Class X1, 1.47%, 9/25/34(c)	590,033	57,232
Series 2013-M6, Class 1AC, 3.35%, 2/25/43(c)	55,064	58,952

Interest Strip, Series 409, Class C18, 4.00%, 4/25/42	10,082	1,430
Pool,
#AS0496, 3.00%, 9/01/28	16,019	16,698
#BL2454, 3.16%, 5/01/29	57,916	62,088
#AW1281, 3.00%, 7/01/29	6,561	6,829
#AW4229, 3.00%, 7/01/29	35,724	37,320
#BL3540, 2.79%, 8/01/29	300,000	314,180
#AX6435, 3.00%, 1/01/30	25,192	26,265
#BL5850, 2.26%, 4/01/30	193,014	195,227
#890696, 3.00%, 9/01/30	104,298	108,709
#BM5304, 3.00%, 9/01/32	34,349	35,851
#BH9243, 3.00%, 1/01/33	171,649	178,565
#BM4614, 3.00%, 3/01/33	40,033	41,813
#FM1680, 2.50%, 12/01/33	118,604	121,760
#CA3022, 3.50%, 1/01/34	104,062	110,882
#BM6019, 3.50%, 5/01/34	191,159	201,873
#CA6849, 3.00%, 8/01/35	108,420	113,649
#CA6876, 3.00%, 8/01/35	110,636	116,216
#CA7253, 2.50%, 10/01/35	207,190	214,417
#CA7255, 2.50%, 10/01/35	206,107	212,456
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA7938, 2.50%, 11/01/35	$354,458	$364,568
#CA8377, 1.50%, 12/01/35	90,608	89,267
#CA8387, 2.50%, 12/01/35	474,611	486,640
#CA8388, 2.50%, 12/01/35	527,276	541,316
#CA8389, 3.00%, 12/01/35	130,173	137,096
#CA8391, 3.00%, 12/01/35	68,418	71,707
#MA2523, 3.00%, 2/01/36	279,558	291,488
#MA2579, 3.00%, 4/01/36	259,713	270,533
#MA2672, 3.00%, 7/01/36	279,319	289,045
#MA2707, 3.00%, 8/01/36	421,737	437,667
#MA2749, 2.50%, 9/01/36	125,511	127,620
#MA2773, 3.00%, 10/01/36	574,208	596,598
#MA2832, 3.00%, 12/01/36	269,781	279,844
#890827, 3.50%, 12/01/37	674,854	721,004
#FM3123, 2.50%, 3/01/38	177,146	180,339
#FM7607, 3.00%, 4/01/38	81,671	84,819
#FM5783, 3.00%, 6/01/38	128,242	132,881
#BK2107, 3.00%, 2/01/40	195,440	201,641
#FM6134, 3.00%, 3/01/40	127,116	131,757
#CA9358, 2.50%, 3/01/41	183,080	186,893
#CB0100, 2.50%, 4/01/41	186,717	190,934
#CB0101, 2.50%, 4/01/41	188,074	191,991
#CB0114, 2.50%, 4/01/41	186,689	189,868
#CB0470, 2.50%, 5/01/41	374,499	381,337
#BM1948, 6.00%, 7/01/41	38,743	44,518
#FM9185, 2.00%, 10/01/41	197,377	196,250
#FM9910, 2.00%, 12/01/41	199,016	197,333
#BM4751, 3.50%, 3/01/43	87,757	93,313
#AU6873, 4.50%, 11/01/43	98,940	109,261
#AL5597, 4.50%, 6/01/44	141,014	154,706

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#AS2947, 4.00%, 7/01/44	$399,995	$433,429
#AW9453, 3.50%, 8/01/44	35,442	37,608
#AS3253, 4.00%, 9/01/44	53,950	58,424
#FM2256, 4.50%, 10/01/44	150,556	163,923
#AY6181, 3.50%, 4/01/45	39,966	42,372
#AS5480, 4.50%, 7/01/45	39,908	43,779
#AL9475, 4.50%, 11/01/45	55,284	60,558
#FM5434, 4.50%, 5/01/46	64,057	69,943
#AS7313, 3.50%, 6/01/46	272,014	287,182
#AS7488, 3.00%, 7/01/46	801,285	834,916
#BM1922, 4.50%, 7/01/46	129,606	144,386
#BC1509, 3.00%, 8/01/46	79,663	82,460
#AS7844, 3.00%, 9/01/46	106,431	110,320
#BC2817, 3.00%, 9/01/46	150,976	156,270
#AL9397, 3.00%, 10/01/46	119,833	124,037
#AL9546, 3.50%, 11/01/46	80,278	84,570
#AS8380, 4.00%, 11/01/46	43,324	46,061
#BC9096, 3.50%, 12/01/46	28,753	30,278
#BM4897, 3.50%, 12/01/46	89,138	94,730
#BC9077, 3.50%, 12/01/46	79,328	83,742
#BM4226, 3.00%, 1/01/47	687,324	715,250
#BM5520, 3.50%, 2/01/47	358,334	377,122
#FM7141, 4.00%, 2/01/47	68,699	73,705
#BM4696, 3.00%, 3/01/47	775,050	806,759
#FM1349, 3.50%, 3/01/47	293,623	311,155
#AS8951, 3.50%, 3/01/47	154,874	163,056
#AS9453, 4.00%, 4/01/47	379,625	405,717
#BM2000, 3.50%, 5/01/47	90,421	95,137
#FM3347, 3.50%, 5/01/47	167,579	175,818
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM2903, 3.50%, 6/01/47	$84,193	$88,559
#MA3027, 4.00%, 6/01/47	143,256	152,318
#BE3702, 4.00%, 6/01/47	699,155	743,998
#AS9760, 4.50%, 6/01/47	204,047	219,976
#MA3088, 4.00%, 8/01/47	166,891	177,549
#890843, 3.00%, 9/01/47	48,446	50,194
#FM8669, 3.50%, 9/01/47	171,497	180,762
#FM3454, 3.50%, 10/01/47	43,611	45,909
#MA3149, 4.00%, 10/01/47	115,387	122,711
#BH4095, 4.00%, 10/01/47	36,466	38,787
#BE2735, 4.50%, 10/01/47	11,341	12,388
#MA3182, 3.50%, 11/01/47	147,274	154,569
#BH5764, 4.50%, 11/01/47	35,796	38,667
#BM3208, 4.50%, 11/01/47	48,360	52,491
#MA3210, 3.50%, 12/01/47	491,719	516,268
#MA3211, 4.00%, 12/01/47	44,016	46,838
#BM2005, 4.00%, 12/01/47	19,935	21,220
#MA3238, 3.50%, 1/01/48	88,770	92,883
#MA3239, 4.00%, 1/01/48	132,861	141,750
#FM2201, 4.00%, 1/01/48	58,154	61,905
#CA1021, 4.50%, 1/01/48	84,926	92,387
#MA3276, 3.50%, 2/01/48	624,070	655,005
#BH9277, 3.50%, 2/01/48	67,072	70,222
#BM5526, 3.50%, 2/01/48	93,767	98,529
#FM1159, 4.50%, 2/01/48	52,449	56,359
#BJ0648, 3.50%, 3/01/48	46,567	48,757
#MA3305, 3.50%, 3/01/48	22,271	23,332
#BJ4916, 3.50%, 3/01/48	84,535	88,625
#BK1958, 3.50%, 3/01/48	30,373	31,766

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BM5073, 3.00%, 4/01/48	$613,774	$635,617
#MA3332, 3.50%, 4/01/48	236,979	248,172
#MA3356, 3.50%, 5/01/48	3,056	3,195
#BJ9172, 4.50%, 5/01/48	166,992	181,114
#BM5896, 4.50%, 5/01/48	99,052	108,421
#FM5380, 4.00%, 6/01/48	269,921	287,332
#BJ9257, 4.50%, 6/01/48	34,613	37,501
#BM5521, 3.50%, 7/01/48	561,345	588,267
#CA2047, 4.50%, 7/01/48	96,972	105,499
#FM3469, 3.50%, 8/01/48	164,174	173,335
#BN0691, 4.50%, 8/01/48	46,365	50,078
#BM4351, 4.50%, 8/01/48	63,071	68,779
#CA2199, 4.50%, 8/01/48	118,037	127,511
#BK4770, 4.50%, 8/01/48	630,421	674,654
#FM7126, 4.50%, 8/01/48	67,306	72,488
#MA3448, 5.00%, 8/01/48	22,844	24,947
#MA3467, 4.00%, 9/01/48	73,629	77,891
#FM4946, 5.00%, 9/01/48	865,102	960,638
#BK9818, 5.00%, 9/01/48	19,754	21,507
#BM5235, 5.00%, 9/01/48	59,193	64,627
#FM5828, 4.00%, 10/01/48	46,404	49,422
#FM7960, 4.00%, 10/01/48	74,352	79,253
#CA2482, 4.50%, 10/01/48	124,381	134,426
#FM6117, 3.00%, 11/01/48	67,489	69,721
#FM3141, 3.50%, 11/01/48	226,269	238,056
#FM3773, 3.50%, 11/01/48	233,837	246,766
#FM3278, 3.50%, 11/01/48	95,307	99,858
#FM1543, 3.50%, 11/01/48	2,018	2,115
#FM3158, 4.00%, 11/01/48	48,437	51,991
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM5054, 4.00%, 11/01/48	$46,951	$49,849
#BN1628, 4.50%, 11/01/48	347,376	371,433
#BN1623, 4.50%, 11/01/48	121,749	132,460
#FM1518, 4.50%, 12/01/48	80,987	86,811
#FM7786, 4.00%, 1/01/49	721,847	763,781
#FM5825, 4.00%, 1/01/49	743,944	787,903
#BN3960, 4.50%, 1/01/49	403,606	431,371
#CA2963, 4.50%, 1/01/49	280,696	299,945
#BM5862, 4.50%, 2/01/49	195,635	214,229
#CA3094, 4.50%, 2/01/49	413,960	456,139
#BM5629, 4.50%, 2/01/49	30,693	33,214
#BM5509, 5.00%, 2/01/49	67,505	74,948
#FM3664, 4.00%, 3/01/49	112,560	118,756
#FM3904, 4.00%, 3/01/49	91,436	96,687
#CA3516, 4.50%, 5/01/49	378,607	421,718
#BM5984, 5.00%, 5/01/49	227,605	248,348
#FM5315, 3.50%, 6/01/49	115,024	120,584
#FM8275, 3.50%, 6/01/49	154,539	162,145
#FM8227, 3.50%, 6/01/49	152,202	159,470
#BN6688, 4.00%, 6/01/49	206,740	223,848
#FM7632, 4.00%, 6/01/49	177,903	189,182
#FM7576, 4.00%, 6/01/49	73,214	78,074
#FM5660, 4.50%, 8/01/49	110,846	118,714
#BN7753, 3.00%, 9/01/49	313,473	323,739
#FM3572, 4.50%, 9/01/49	361,617	392,608
#FM1727, 5.00%, 9/01/49	253,420	279,771
#BO2878, 3.00%, 11/01/49	61,993	63,556

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM3002, 4.50%, 11/01/49	$37,272	$40,165
#CA4819, 4.00%, 12/01/49	96,244	102,798
#BO8932, 3.00%, 1/01/50	35,653	36,751
#CA4979, 3.00%, 1/01/50	322,331	330,607
#BP2319, 3.00%, 2/01/50	125,187	128,622
#FM8576, 3.00%, 2/01/50	1,204,200	1,245,993
#BO7302, 4.50%, 2/01/50	93,915	100,315
#BO7625, 3.00%, 3/01/50	81,046	82,906
#FM2745, 4.50%, 3/01/50	36,695	39,123
#CA5379, 4.50%, 3/01/50	228,072	249,074
#FM3830, 3.00%, 4/01/50	58,661	60,302
#FM8210, 3.00%, 4/01/50	196,871	202,118
#CA5522, 4.00%, 4/01/50	331,912	356,408
#BP2389, 4.50%, 4/01/50	56,744	60,564
#CA6000, 3.00%, 6/01/50	128,871	131,773
#CA6053, 3.00%, 6/01/50	200,655	205,798
#BP9421, 3.00%, 7/01/50	72,507	74,382
#FM3978, 4.00%, 7/01/50	44,817	47,383
#BQ0254, 2.00%, 8/01/50	79,752	77,829
#BP7009, 3.00%, 8/01/50	62,776	64,387
#BQ1402, 3.00%, 8/01/50	63,994	66,271
#BP8713, 3.00%, 8/01/50	85,263	87,436
#FM5292, 3.00%, 8/01/50	227,740	234,561
#FM7929, 3.50%, 8/01/50	78,114	81,836
#BQ0697, 2.00%, 9/01/50	58,953	57,638
#FM7195, 2.50%, 9/01/50	93,783	94,379
#FM4532, 3.00%, 9/01/50	186,413	190,629
#FM4737, 3.50%, 9/01/50	55,070	57,504
#CA7070, 4.00%, 9/01/50	59,749	64,742
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA7073, 4.00%, 9/01/50	$22,381	$23,861
#FM4577, 2.50%, 10/01/50	85,800	86,067
#BQ1150, 2.50%, 10/01/50	168,891	169,147
#BQ6334, 2.00%, 11/01/50	47,248	46,182
#BQ5876, 2.50%, 11/01/50	89,907	89,928
#BQ5882, 2.50%, 11/01/50	171,626	171,567
#FM5309, 2.50%, 11/01/50	93,834	94,467
#FM4925, 3.00%, 11/01/50	65,432	67,112
#BQ6341, 3.00%, 11/01/50	64,062	65,771
#FM5305, 2.00%, 12/01/50	75,622	74,055
#FM5176, 2.00%, 12/01/50	232,512	226,906
#BR0001, 2.50%, 12/01/50	88,048	88,181
#BQ9224, 2.00%, 1/01/51	92,511	90,405
#BQ9226, 2.00%, 1/01/51	90,867	88,833
#FM5423, 2.50%, 1/01/51	176,143	176,690
#BR0757, 2.50%, 1/01/51	85,062	85,057
#FM5944, 2.50%, 1/01/51	164,136	164,600
#CA8636, 4.00%, 1/01/51	35,461	38,452
#CA8641, 4.00%, 1/01/51	56,276	62,300
#CA8635, 4.00%, 1/01/51	53,731	58,759
#BR2644, 2.00%, 2/01/51	88,474	86,462
#BR2664, 2.00%, 2/01/51	171,167	167,544
#BR4035, 2.00%, 2/01/51	95,182	92,992
#BR4056, 2.00%, 2/01/51	90,895	88,913
#FM5940, 2.00%, 2/01/51	281,590	275,178
#BR2641, 2.00%, 2/01/51	89,075	87,296
#BR2643, 2.00%, 2/01/51	84,793	82,924
#BR3256, 2.00%, 2/01/51	87,860	86,459
#BR3257, 2.00%, 2/01/51	87,899	86,443
#CA9121, 2.50%, 2/01/51	178,032	178,351
#FM5931, 2.50%, 2/01/51	173,712	174,022

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM5713, 2.50%, 2/01/51	$82,663	$82,655
#FM5904, 2.50%, 2/01/51	79,336	79,644
#CA8962, 2.50%, 2/01/51	91,381	92,035
#BR3286, 2.00%, 3/01/51	90,163	88,361
#BR3290, 2.00%, 3/01/51	185,878	181,534
#BR4722, 2.00%, 3/01/51	88,340	86,385
#BR4753, 2.00%, 3/01/51	90,713	88,901
#BR4756, 2.00%, 3/01/51	85,928	83,974
#BR5458, 2.00%, 3/01/51	93,019	90,870
#BR5587, 2.00%, 3/01/51	90,525	88,648
#BR5577, 2.00%, 3/01/51	92,172	90,162
#BR5649, 2.00%, 3/01/51	95,438	93,356
#BR5633, 2.00%, 3/01/51	94,192	92,138
#BR5634, 2.00%, 3/01/51	90,321	88,284
#BR6462, 2.00%, 3/01/51	93,967	91,757
#FM6400, 2.00%, 3/01/51	184,159	179,942
#FM6448, 2.00%, 3/01/51	281,564	275,112
#BQ9453, 2.00%, 3/01/51	92,492	90,297
#BR4080, 2.00%, 3/01/51	89,833	87,778
#BR5589, 2.00%, 3/01/51	90,352	88,256
#FM6184, 2.00%, 3/01/51	442,960	432,585
#BN8997, 2.00%, 3/01/51	151,740	148,426
#BN9004, 2.00%, 3/01/51	83,057	81,334
#BR4393, 2.00%, 3/01/51	93,639	91,477
#FM6460, 2.50%, 3/01/51	92,023	92,658
#BR7745, 2.00%, 4/01/51	90,784	88,971
#FM6555, 2.00%, 4/01/51	281,050	274,584
#BR8518, 2.00%, 4/01/51	91,357	89,532
#FM7210, 2.00%, 4/01/51	384,091	375,267
#BR7241, 2.00%, 4/01/51	72,286	70,699
#BR6496, 2.50%, 4/01/51	86,750	87,567
#BR7222, 2.50%, 4/01/51	95,573	95,843
#FM6780, 2.50%, 4/01/51	173,187	174,384
#FM6871, 2.50%, 4/01/51	93,995	94,260
#FM7304, 2.50%, 5/01/51	95,153	95,422
#FM7518, 2.50%, 6/01/51	570,282	572,059
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM7675, 2.50%, 6/01/51	$181,337	$182,374
#FM7630, 2.50%, 6/01/51	186,964	188,181
#FM7987, 2.00%, 7/01/51	290,582	283,909
#BT0846, 2.50%, 7/01/51	97,837	98,261
#BT3244, 2.50%, 7/01/51	96,085	96,251
#FM7900, 2.50%, 7/01/51	95,811	95,941
#FM7910, 2.50%, 7/01/51	191,863	193,669
#FM8315, 2.50%, 7/01/51	98,938	99,646
#BT3270, 2.50%, 8/01/51	97,830	98,057
#BT3303, 2.50%, 8/01/51	98,791	99,089
#BT3290, 2.50%, 8/01/51	96,805	96,972
#CB1425, 4.00%, 8/01/51	75,716	82,950
#CB1426, 4.00%, 8/01/51	59,968	65,258
#CB1427, 4.00%, 8/01/51	100,623	109,181
#CB1428, 4.00%, 8/01/51	69,164	74,674
#CB1429, 4.00%, 8/01/51	100,915	108,278
#CB1430, 4.00%, 8/01/51	110,051	117,879
#CB1431, 4.00%, 8/01/51	89,257	95,334
#CB1432, 4.00%, 8/01/51	72,508	80,498
#FM8685, 3.00%, 9/01/51	192,436	197,421
#FM9299, 2.00%, 10/01/51	98,646	96,341
#FM8864, 2.50%, 10/01/51	293,083	293,965
#FM9335, 2.50%, 10/01/51	98,367	98,371
#FM9387, 2.00%, 11/01/51	99,523	97,128
#CB2079, 2.00%, 11/01/51	396,488	386,999
#FM9925, 2.00%, 12/01/51	177,354	173,230
#FS0211, 2.00%, 12/01/51	271,005	264,471
#FS0212, 2.00%, 12/01/51	275,249	268,612
#CB2601, 2.00%, 1/01/52	244,743	239,439
#FS0173, 2.00%, 1/01/52	193,064	188,409
#FS0352, 2.00%, 1/01/52	99,297	96,903
#BU2599, 2.50%, 1/01/52	99,550	99,893
#CB2620, 2.50%, 1/01/52	284,248	287,249
#CB2621, 2.50%, 1/01/52	346,686	349,810
#CB2622, 2.50%, 1/01/52	522,744	526,602
#CB2633, 2.50%, 1/01/52	163,104	165,003
#FS0191, 2.50%, 1/01/52	99,043	99,813

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FS0193, 2.50%, 1/01/52	$258,948	$259,870
#FS0208, 2.50%, 1/01/52	346,484	349,178
#FS0209, 2.50%, 1/01/52	430,700	432,237
#FS0378, 2.50%, 1/01/52	380,125	383,424
#FS0424, 2.50%, 1/01/52	299,107	300,959
#FS0331, 3.00%, 1/01/52	199,334	204,681
#CB2764, 2.00%, 2/01/52	99,682	97,278
#FS0523, 2.50%, 2/01/52	299,249	300,720
#FS0520, 3.00%, 2/01/52	99,861	102,951
#BF0499, 3.00%, 12/01/54	439,329	462,654
#BF0301, 4.50%, 8/01/58	486,111	540,071
#BF0338, 4.50%, 1/01/59	358,189	397,951
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 6.04%, 6/25/43(d)	25,533	4,359
Series 2021-69, Class IJ, 2.50%, 1/25/49	890,767	119,042
Series 2021-61, Class KI, 2.50%, 4/25/49	584,507	82,776
Series 2020-32, Class PI, 4.00%, 5/25/50	114,097	17,684
Series 2020-47, Class GZ, 2.00%, 7/25/50	206,429	182,426
Series 2020-56, Class DI, 2.50%, 8/25/50	173,466	26,177
Series 2020-74, Class EI, 2.50%, 10/25/50	86,210	13,340
Series 2020-89, Class DI, 2.50%, 12/25/50	254,912	35,855
Series 2020-97, Class AI, 2.00%, 1/25/51	472,037	66,034
Series 2020-96, Class IB, 3.00%, 1/25/51	85,221	10,729
Series 2021-3, Class QI, 2.50%, 2/25/51	804,080	113,473
Series 2021-3, Class IB, 2.50%, 2/25/51	280,941	46,756
Series 2021-1, Class IG, 2.50%, 2/25/51	185,152	27,592
Series 2021-3, Class JI, 2.50%, 2/25/51	162,690	19,529
Series 2021-31, Class IB, 4.00%, 6/25/51	155,341	24,667
Series 2021-50, Class IO, 4.00%, 8/25/51	337,439	56,640
Series 2021-65, Class PI, 3.00%, 10/25/51	94,211	12,428
Series 2021-91, Class PI, 3.00%, 1/25/52	98,384	10,760
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2021-91, Class HI, 3.00%, 1/25/52	$98,546	$10,966
Series 2021-93, Class AI, 3.00%, 1/25/52	130,421	17,756
		56,114,532
Government National Mortgage Association – 2.3%
Pool TBA,
2/01/51(m)	3,827,871	3,939,243
2/01/52(m)	7,447,600	7,434,381
3/01/52(m)	5,347,000	5,503,353

Series 2013-107, Class AD, 2.77%, 11/16/47(c)	102,711	103,827
Series 2014-17, Class AM, 3.37%, 6/16/48(c)	12,147	12,628
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.53%, 10/20/64(d)	201,876	202,053
Series 2020-123, Class IL, 2.50%, 8/20/50	92,453	12,399
Series 2020-123, Class NI, 2.50%, 8/20/50	178,434	23,212
Series 2020-127, Class IN, 2.50%, 8/20/50	89,498	12,147
Series 2020-129, Class IE, 2.50%, 9/20/50	91,685	12,882
Series 2020-144, Class IO, 2.50%, 9/20/50	170,966	20,414
Series 2020-146, Class DI, 2.50%, 10/20/50	85,400	9,592
Series 2020-151, Class MI, 2.50%, 10/20/50	519,830	64,576
Series 2020-160, Class IH, 2.50%, 10/20/50	93,117	12,946
Series 2020-160, Class VI, 2.50%, 10/20/50	91,096	11,989
Series 2020-160, Class YI, 2.50%, 10/20/50	275,185	36,411
Series 2020-181, Class WI, 2.00%, 12/20/50	449,484	48,861
Series 2020-185, Class MI, 2.50%, 12/20/50	89,616	10,998
Series 2020-190, Class IO, 1.06%, 11/16/62(c)	3,464,532	306,654
Series 2020-47, Class MI, 3.50%, 4/20/50	324,847	45,866
Series 2020-47, Class NI, 3.50%, 4/20/50	86,046	12,709
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.60%, 6/20/69(d)	228,407	229,276

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association (Continued)

Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.26%, 5/20/70(d)	$159,943	$166,868
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 0.55%, 7/20/70(d)	793,541	797,961
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 0.50%, 8/20/70(d)	221,527	221,789
Series 2021-15, Class GI, 3.50%, 1/20/51	87,254	11,666
Series 2021-161, Class IB, 4.00%, 9/20/51	85,989	10,224
Series 2021-176, Class IA, 3.50%, 10/20/51	90,309	9,380
Series 2021-199, Class KI, 3.50%, 11/20/51	96,460	9,794
Series 2021-209, Class TJ, 3.50%, 11/20/51	93,453	10,061
Series 2021-214, Class AI, 4.00%, 12/20/51	129,118	16,643
Series 2021-215, Class LI, 3.00%, 12/20/51	98,947	10,993
Series 2021-221, Class AI, 3.50%, 12/20/51	190,575	21,385
Series 2021-221, Class CI, 3.00%, 12/20/51	96,165	9,615
Series 2021-29, Class TI, 2.50%, 2/20/51	487,595	89,049
Series 2021-5, Class IO, 1.09%, 1/16/61(c)	3,636,261	318,989
Series 2021-78, Class IC, 4.00%, 5/20/51	85,733	10,886
		19,781,720
Government National Mortgage Association I – 0.0%(g)
Pool,
#AB2892, 3.00%, 9/15/42	112,149	116,393
#AB9108, 3.00%, 10/15/42	89,137	92,515
#784571, 3.50%, 6/15/48	80,074	84,609
#BS8439, 3.50%, 5/15/50	65,867	69,170
		362,687
Government National Mortgage Association II – 1.6%
Pool,
#MA2678, 3.50%, 3/20/45	13,118	13,811
#MA2754, 3.50%, 4/20/45	8,989	9,465
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA3173, 3.50%, 10/20/45	$9,227	$9,709
#MA3310, 3.50%, 12/20/45	47,115	49,607
#MA3376, 3.50%, 1/20/46	9,500	10,002
#784106, 3.50%, 1/20/46	34,616	36,512
#MA3521, 3.50%, 3/20/46	70,016	73,709
#MA3597, 3.50%, 4/20/46	93,435	98,224
#MA3663, 3.50%, 5/20/46	398,606	418,092
#MA3736, 3.50%, 6/20/46	547,756	574,236
#MA3803, 3.50%, 7/20/46	39,266	41,147
#MA3873, 3.00%, 8/20/46	110,253	113,911
#MA3937, 3.50%, 9/20/46	43,034	45,081
#MA4068, 3.00%, 11/20/46	24,104	24,905
#MA4261, 3.00%, 2/20/47	26,976	27,869
#MA4322, 4.00%, 3/20/47	147,223	155,899
#MA4384, 4.50%, 4/20/47	166,975	179,225
#MA4451, 3.50%, 5/20/47	41,791	43,680
#MA4452, 4.00%, 5/20/47	33,830	35,822
#MA4511, 4.00%, 6/20/47	224,426	237,693
#784577, 4.00%, 7/20/47	593,798	631,559
#MA4838, 4.00%, 11/20/47	163,147	173,018
#MA4899, 3.00%, 12/20/47	55,307	56,856
#MA4901, 4.00%, 12/20/47	69,207	73,253
#MA5019, 3.50%, 2/20/48	50,712	53,006
#MA5020, 4.00%, 2/20/48	37,836	40,046
#MA5078, 4.00%, 3/20/48	187,249	198,195
#784674, 3.50%, 4/20/48	102,533	109,483
#MA5137, 4.00%, 4/20/48	30,337	32,012
#MA5138, 4.50%, 4/20/48	44,011	46,729

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA5265, 4.50%, 6/20/48	$78,418	$83,118
#MA5331, 4.50%, 7/20/48	42,740	45,303
#MA5399, 4.50%, 8/20/48	287,375	302,610
#784985, 3.50%, 9/20/48	233,489	244,218
#MA5529, 4.50%, 10/20/48	88,486	93,233
#MA5596, 4.50%, 11/20/48	356,211	375,593
#MA5652, 4.50%, 12/20/48	25,741	27,220
#MA5711, 4.50%, 1/20/49	242,410	255,499
#MA5762, 3.50%, 2/20/49	56,595	59,106
#MA5817, 4.00%, 3/20/49	234,549	246,644
#MA5818, 4.50%, 3/20/49	44,387	46,783
#MA5877, 4.50%, 4/20/49	34,663	36,498
#BM7486, 3.50%, 7/20/49	171,895	178,512
#784825, 3.50%, 10/20/49	22,327	22,912
#BM9743, 4.00%, 11/20/49	220,588	228,495
#784905, 3.00%, 1/20/50	71,611	73,400
#BM7534, 3.50%, 2/20/50	40,350	42,045
#BS1742, 4.00%, 2/20/50	51,557	55,192
#MA6477, 4.50%, 2/20/50	51,301	54,131
#BT0812, 3.00%, 3/20/50	145,377	148,582
#MA6544, 4.50%, 3/20/50	27,628	29,056
#MA6599, 3.00%, 4/20/50	203,980	209,228
#BS8420, 4.00%, 4/20/50	106,043	113,456
#MA6658, 4.00%, 5/20/50	10,565	11,072
#MA6659, 4.50%, 5/20/50	267,099	281,585
#MA6767, 3.50%, 7/20/50	296,183	307,544
#MA6818, 2.00%, 8/20/50	489,097	484,146
#MA6823, 4.50%, 8/20/50	11,323	11,919
#MA6994, 2.00%, 11/20/50	606,344	600,201
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#785218, 2.00%, 12/20/50	$36,237	$35,853
#MA7056, 4.50%, 12/20/50	389,219	411,851
#MA7137, 3.00%, 1/20/51	803,482	824,044
#785359, 2.00%, 3/20/51	186,326	184,408
#785360, 2.00%, 3/20/51	97,439	96,436
#MA7473, 3.00%, 7/20/51	851,720	872,872
#MA7590, 3.00%, 9/20/51	289,322	296,507
#MA7649, 2.50%, 10/20/51	884,113	890,807
#MA7767, 2.50%, 12/20/51	1,654,718	1,667,247
		13,560,082
Uniform Mortgage-Backed Securities – 7.7%
Pool TBA,
2/01/36(m)	5,665,000	5,623,155
2/01/37(m)	1,243,600	1,277,649
2/01/51(m)	1,615,000	1,666,629
2/01/52(m)	15,451,800	15,442,680
3/01/52(m)	41,376,269	41,305,910
		65,316,023
Total Mortgage-Backed Securities (Cost $189,502,598)		188,488,787

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	253,828
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	243,797
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	97,116
7.55%, 4/01/39	20,000	32,038

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	69,204

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
California (Continued)

Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	$215,000	$292,526
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	25,000	35,107
		1,023,616
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	40,000	58,171
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	422,913
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	103,815
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	56,854
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	44,008
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	36,487
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	38,939
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	46,485
	Par	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$55,000	$72,088
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	76,827
		371,688
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	134,133
Texas – 0.0%(g)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	104,097
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	158,169
		262,266
Washington – 0.0%(g)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	333,275
Total Municipal Bonds (Cost $2,609,108)		2,709,877

	Par	Value
Term Loans – 0.2%
Aerospace/Defense – 0.0%(g)
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 11/17/28(o)	20,000	19,944
Apparel – 0.0%(g)
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (Floating, LIBOR USD 1M + 3.25%, 0.50% Floor), 3.75%, 11/24/28(d)	29,000	28,964
Building Materials – 0.0%(g)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(o)	3,480	3,471

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Building Materials (Continued)
CP Iris Holdco I, Inc., Initial Term Loan, (Floating, LIBOR USD 1M + 3.75%, 0.50% Floor), 4.25%, 10/02/28(d)	$17,399	$17,356
Zurn LLC, Term B Loan, (Floating, LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 10/04/28(d)	6,000	5,990
		26,817
Chemicals – 0.0%(g)
LSF11 A5 Holdco LLC, Term Loan, (Floating, SOFR USD 1M + 3.75%, 0.50% Floor), 4.25%, 10/15/28(d)	100,000	100,000
Commercial Services – 0.0%(g)
AEA International Holdings S.a.r.l., Initial Term Loan, (Floating, LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 9/07/28(d)	74,900	74,900
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (Floating, LIBOR USD 3M + 3.75%, 0.50% Floor), 4.25%, 5/12/28(d)	67,830	67,615
		142,515
Distribution/Wholesale – 0.0%(g)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (Floating, LIBOR USD 1M + 2.25%), 2.38%, 9/19/26(d)	14,491	14,273
Entertainment – 0.1%
Bally's Corp., Term B Facility Loan, 10/02/28(o)	163,000	162,773
Herschend Entertainment Company LLC, Initial Term Loan, (Floating, LIBOR USD 1M + 3.75%, 0.50% Floor), 4.25%, 8/27/28(d)	37,905	37,905
Seaworld Parks & Entertainment, Inc., Term B Loan, (Floating, LIBOR USD 1M + 3.00%, 0.50% Floor), 3.50%, 8/25/28(d)	236,408	236,070
		436,748
Healthcare - Products – 0.0%(g)
Medline Borrower L.P., Initial Dollar Term Loan, (Floating, LIBOR USD 1M + 3.25%, 0.50% Floor), 3.75%, 10/23/28(d)	192,000	191,130
	Par	Value
Holding Companies - Diversified – 0.0%(g)
SWF Holdings I Corp., Initial Term Loan, (Floating, LIBOR USD 1M + 4.00%, 0.75% Floor), 4.75%, 10/06/28(d)	$39,000	$38,744
Lodging – 0.0%(g)
Jack Ohio Finance LLC, Initial Term Loan, (Floating, LIBOR USD 1M + 4.75%, 0.75% Floor), 5.50%, 10/04/28(d)	26,000	25,968
Media – 0.0%(g)
Gray Television, Inc., Term D Loan, 12/01/28(o)	111,000	110,695
Oil & Gas – 0.0%(g)
Southwestern Energy Company, Initial Loan, (Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 3.00%, 6/22/27(d)	75,000	75,047
Packing & Containers – 0.0%(g)
Valcour Packaging LLC, Initial Term Loan, 10/04/28(o)	15,000	14,944
Retail – 0.1%
Foundation Building Materials, Inc., Initial Term Loan, (Floating, LIBOR USD 3M + 3.25%, 0.50% Floor), 3.75%, 1/31/28(d)	115,420	114,719
Leslie's Poolmart, Inc., Initial Term Loan, 3/09/28(o)	21,453	21,413
Tory Burch LLC, Initial Term B Loan, (Floating, LIBOR USD 1M + 3.00%, 0.50% Floor), 3.50%, 4/16/28(d)	69,650	69,476
		205,608
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (Floating, LIBOR USD 3M + 3.50%, 0.50% Floor), 4.00%, 9/29/28(d)	79,000	78,788
Total Term Loans (Cost $1,505,146)		1,510,185

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
U.S. Government Obligations – 24.1%
U.S. Treasury Bonds – 8.1%
4.25%, 5/15/39	$51,000	$67,571
4.50%, 8/15/39	51,000	69,591
4.37%, 11/15/39	51,000	68,655
4.62%, 2/15/40	370,000	513,028
1.13%, 5/15/40	1,108,000	934,832
3.87%, 8/15/40	370,000	470,363
1.13%, 8/15/40	1,108,000	931,326
4.25%, 11/15/40	370,000	492,967
1.38%, 11/15/40	1,108,000	971,448
1.88%, 2/15/41	3,750,000	3,574,658
2.25%, 5/15/41	1,130,000	1,142,713
1.75%, 8/15/41(p)	2,570,000	2,393,312
2.00%, 11/15/41	1,690,000	1,642,733
3.12%, 2/15/43	198,000	229,603
2.87%, 5/15/43	198,000	221,288
3.62%, 8/15/43	198,000	247,167
3.75%, 11/15/43	198,000	251,963
2.50%, 2/15/45(p)	3,341,000	3,524,624
2.87%, 11/15/46	193,000	219,047
2.75%, 11/15/47(p)	3,341,000	3,732,654
3.00%, 2/15/48(p)	3,483,000	4,080,416
1.63%, 11/15/50(p)	8,620,000	7,693,687
1.88%, 2/15/51(p)	4,280,000	4,053,628
2.37%, 5/15/51(p)	23,210,000	24,569,961
2.00%, 8/15/51(p)	3,840,000	3,745,800
1.88%, 11/15/51	2,855,000	2,706,897
		68,549,932
U.S. Treasury Notes – 16.0%
0.50%, 3/15/23	4,711,000	4,692,598
0.13%, 3/31/23	1,071,000	1,061,420
0.25%, 4/15/23	4,711,000	4,675,115
0.13%, 4/30/23	1,071,000	1,060,583
2.75%, 5/31/23	392,000	401,325
0.13%, 5/31/23	1,269,000	1,254,922
0.25%, 11/15/23	30,000	29,536
2.12%, 7/31/24	392,000	400,192
1.75%, 7/31/24	662,000	669,577
1.50%, 9/30/24	384,000	385,770
1.50%, 10/31/24	5,809,000	5,833,507
2.25%, 11/15/24(p)	1,540,000	1,578,079
1.75%, 12/31/24(p)	6,696,000	6,768,453
2.00%, 2/15/25	487,000	495,637
0.50%, 3/31/25	1,540,000	1,496,507
0.38%, 4/30/25	7,349,000	7,103,842
2.12%, 5/15/25	420,000	429,237
0.25%, 5/31/25	11,430,000	10,985,748
0.25%, 10/31/25	80,000	76,350
0.38%, 11/30/25	1,286,000	1,231,094
0.38%, 12/31/25	1,286,000	1,229,888
	Par	Value
U.S. Treasury Notes (Continued)
0.38%, 1/31/26	$270,000	$257,776
0.75%, 4/30/26	940,000	908,385
0.75%, 5/31/26	8,586,000	8,288,173
1.50%, 8/15/26	558,000	555,711
1.62%, 11/30/26	1,555,000	1,557,612
1.25%, 11/30/26	20,000	19,670
0.63%, 3/31/27	621,000	590,362
0.50%, 4/30/27	621,000	585,851
2.37%, 5/15/27	614,000	636,905
0.50%, 5/31/27	484,000	455,773
2.25%, 8/15/27	2,561,000	2,640,731
0.63%, 11/30/27	2,140,000	2,012,770
0.75%, 1/31/28	5,390,000	5,094,392
1.25%, 3/31/28	7,558,000	7,349,269
1.25%, 4/30/28	4,223,000	4,103,073
1.25%, 5/31/28	34,380,000	33,395,604
1.25%, 6/30/28	3,090,000	2,998,990
1.00%, 7/31/28	2,930,000	2,797,120
2.87%, 8/15/28(p)	122,000	130,597
1.13%, 8/31/28	830,000	798,065
1.25%, 9/30/28	87,000	84,264
3.12%, 11/15/28	329,000	358,147
1.37%, 12/31/28	44,000	42,941
2.62%, 2/15/29	548,000	580,045
2.37%, 5/15/29	548,000	571,568
1.62%, 8/15/29	890,000	883,256
1.75%, 11/15/29	453,000	453,637
1.50%, 2/15/30	869,000	853,046
1.13%, 2/15/31	207,000	196,044
1.62%, 5/15/31	3,049,000	3,012,317
1.25%, 8/15/31	1,820,000	1,736,678
		135,808,152
Total U.S. Government Obligations (Cost $211,637,092)		204,358,084

	Number of Shares	Value
Investment Companies – 16.3%
BlackRock Allocation Target Shares - BATS, Series A	7,512,328	74,597,417
Schwab Intermediate-Term U.S. Treasury ETF	777,010	42,922,032
Schwab U.S. TIPS ETF	126,328	7,785,595
Vanguard Long-Term Treasury ETF	150,313	12,943,452
Total Investment Companies (Cost $140,609,984)		138,248,496

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Short-Term Investments – 9.0%
Borrowed Bond Agreements – 0.7%
BNP Paribas SA, 0.00%, Open (Purchased on 1/31/22 to be repurchased at $1,846,553, collateralized by U.S. Treasury Bonds, 1.88%, due 2/15/51, par and fair value of $1,926,000 and $1,846,553, respectively)(q)	$1,846,552	$1,846,552
BNP Paribas SA, (0.03)%, Open (Purchased on 1/31/22 to be repurchased at $1,464,740, collateralized by U.S. Treasury Notes, 0.63%, due 5/15/30, par and fair value of $1,603,000 and $1,464,741, respectively)(q)	1,464,741	1,464,741
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $52,246, collateralized by U.S. Treasury Bonds, 2.38%, due 5/15/51, par and fair value of $49,000 and $52,246, respectively)(q)	52,246	52,246
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $162,240, collateralized by U.S. Treasury Bonds, 2.25%, due 8/15/49, par and fair value of $156,000 and $162,240, respectively)(q)	162,240	162,240
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $1,183,912, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,446,000 and $1,183,913, respectively)(q)	1,183,913	1,183,913
	Par(a)/Number of Shares	Value
Borrowed Bond Agreements (Continued)
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $277,140, collateralized by U.S. Treasury Notes, 0.88%, due 11/15/30, par and fair value of $298,000 and $277,140, respectively)(q)	$277,140	$277,140
BofA Securities, Inc., (0.09)%, Open (Purchased on 1/31/22 to be repurchased at $1,933, collateralized by U.S. Treasury Notes, 1.38%, due 11/15/31, par and fair value of $2,000 and $1,933, respectively)(q)	1,933	1,933
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $619,238, collateralized by U.S. Treasury Bonds, 1.63%, due 11/15/50, par and fair value of $689,000 and $619,239, respectively)(q)	619,239	619,239
BofA Securities, Inc., (0.02)%, Open (Purchased on 1/31/22 to be repurchased at $355,875, collateralized by U.S. Treasury Notes, 0.63%, due 8/15/30, par and fair value of $390,000 and $355,875, respectively)(q)	355,875	355,875
		5,963,879
Corporate Bonds – 0.3%
AbbVie, Inc., 2.30%, 11/21/22	555,000	560,676
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23	24,744	24,863
Anthem, Inc., 2.95%, 12/01/22	30,000	30,437
Bank of America Corp., 3.30%, 1/11/23	270,000	275,822
Bristol-Myers Squibb Co., 2.60%, 5/16/22	110,000	110,666
Cintas Corp. No. 2, 2.90%, 4/01/22	20,000	20,043
Eaton Corp., 2.75%, 11/02/22	40,000	40,532

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Edison International, 3.13%, 11/15/22	$15,000	$15,197
General Motors Financial Co., Inc., 3.55%, 7/08/22	329,000	332,854
Hyundai Capital America, 3.95%, 2/01/22(b)	247,000	247,000
International Lease Finance Corp., 5.87%, 8/15/22	230,000	235,974
Pacific Gas and Electric Co., 1.75%, 6/16/22	160,000	159,945
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.25%, 1/17/23(b)	4,000	4,114
Philip Morris International, Inc., 2.50%, 8/22/22	330,000	332,941
Southern California Edison Co., 1.85%, 2/01/22	8,214	8,214
State Street Corp., (3M USD LIBOR + 3.60%), 3.80%, 3/15/22(d)(i)	26,000	26,115
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.62%, 9/03/22	4,002	4,039
UnitedHealth Group, Inc., 2.38%, 10/15/22	20,000	20,228
Virginia Electric and Power Co., 3.45%, 9/01/22	62,000	62,581
Western Midstream Operating L.P., (3M USD LIBOR + 1.85%), 1.84%, 1/13/23(d)	40,000	39,800
		2,552,041
Foreign Issuer Bonds – 0.3%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)	610,000	616,466
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	202,652
Barclays Bank PLC, 1.70%, 5/12/22	200,000	200,478
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	435,000	442,887
Enbridge, Inc., 2.90%, 7/15/22	36,000	36,257
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)	$840,000	$848,121
UBS A.G., 1.75%, 4/21/22(b)	200,000	200,385
		2,547,246
Money Market Fund – 7.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(r)	59,490,869	59,490,869
U.S. Government Obligations – 0.7%
U.S. Treasury Notes,
2.12%, 12/31/22	392,000	396,777
1.75%, 4/30/22	727,000	729,719
1.75%, 7/15/22	4,711,000	4,738,604
1.50%, 9/15/22	75,000	75,445
1.38%, 10/15/22	84,000	84,453
		6,024,998
Total Short-Term Investments (Cost $76,544,482)		76,579,033

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(g)
Call Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price $127.50, Expires 2/18/22	10	1,279,690	8,594
5-Year U.S. Treasury Note Future, Strike Price $119.00, Expires 2/18/22	78	9,264,294	38,391
5-Year U.S. Treasury Note Future, Strike Price $119.25, Expires 2/18/22	72	8,551,656	25,312
5-Year U.S. Treasury Note Future, Strike Price $119.75, Expires 2/18/22	11	1,306,503	1,719
U.S. Treasury Long Bond Future, Strike Price $154.00, Expires 2/18/22	6	933,750	13,969
U.S. Treasury Long Bond Future, Strike Price $155.00, Expires 2/18/22	6	933,750	10,125
U.S. Treasury Long Bond Future, Strike Price $156.00, Expires 2/18/22	2	311,250	2,344
U.S. Treasury Long Bond Future, Strike Price $156.50, Expires 2/18/22	4	622,500	3,812
			104,266

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter – 0.0%(g)
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.70, Expires 3/10/22, Counterparty: HSBC Bank	1	$91,000	$225
Hungarian Forint vs. Euro, Strike Price HUF 360.00, Expires 2/04/22, Counterparty: UBS	2	334,000(s)	242
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.80, Expires 3/23/22, Counterparty: JPMorgan Chase	2	342,000	5,594
Polish Zloty vs. Euro, Strike Price PLN 4.57, Expires 2/23/22, Counterparty: Deutsche Bank	2	268,000(s)	2,636
Russian Ruble vs. U.S. Dollar, Strike Price RUB 80.00, Expires 2/09/22, Counterparty: Citibank	1	387,000	1,866
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.72, Expires 2/24/22, Counterparty: Goldman Sachs	2	320,000(t)	1,207
			11,770
Call Swaptions - Over the Counter – 0.0%(g)
Pay 2-Day USD SOFR (Annually); Receive 1.60% (Annually): Interest Rate Swap Maturing 05/18/2032 , Strike Price USD 1.60, Expires 5/16/22, Counterparty: Barclays	1	4,000,000	54,054
Put Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price $127.50, Expires 2/18/22	3	383,907	1,172
10-Year U.S. Treasury Note Future, Strike Price $128.50, Expires 2/18/22	52	12,796,900	45,500
			46,672
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.40, Expires 3/08/22, Counterparty: Bank of America	2	382,000	2,057
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.26, Expires 2/11/22, Counterparty: BNP Paribas	2	270,000	224
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.27, Expires 2/25/22, Counterparty: Morgan Stanley	2	$300,000	$1,442
Chilean Peso vs. U.S. Dollar, Strike Price CLP 800.00, Expires 3/23/22, Counterparty: Barclays	2	304,000	5,330
Chilean Peso vs. U.S. Dollar, Strike Price CLP 830.00, Expires 2/09/22, Counterparty: Goldman Sachs	2	194,000	7,091
Chilean Peso vs. U.S. Dollar, Strike Price CLP 850.00, Expires 2/10/22, Counterparty: Bank of America	1	78,000	4,694
Hungarian Forint vs. Euro, Strike Price HUF 355.00, Expires 3/17/22, Counterparty: Bank of America	2	20,000(s)	9,286
Japanese Yen vs. U.S. Dollar, Strike Price JPY 112.00, Expires 3/17/22, Counterparty: Deutsche Bank	1	5,927,000	11,774
Polish Zloty vs. Euro, Strike Price PLN 4.50, Expires 2/23/22, Counterparty: Bank of America	2	268,000(s)	144
Polish Zloty vs. Euro, Strike Price PLN 4.50, Expires 3/01/22, Counterparty: Bank of America	2	24,000(s)	2,521
Russian Ruble vs. U.S. Dollar, Strike Price RUB 65.00, Expires 2/25/22, Counterparty: JPMorgan Chase	1	21,633	13
Russian Ruble vs. U.S. Dollar, Strike Price RUB 67.00, Expires 2/25/22, Counterparty: JPMorgan Chase	1	21,688	5
Russian Ruble vs. U.S. Dollar, Strike Price RUB 68.00, Expires 3/15/22, Counterparty: Morgan Stanley	2	24,000	784
Russian Ruble vs. U.S. Dollar, Strike Price RUB 69.00, Expires 2/07/22, Counterparty: Goldman Sachs	2	28,000	2

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Russian Ruble vs. U.S. Dollar, Strike Price RUB 70.00, Expires 2/28/22, Counterparty: Citibank	2	$32,000	$187
Russian Ruble vs. U.S. Dollar, Strike Price RUB 75.00, Expires 2/09/22, Counterparty: Citibank	2	1,065,000	1,889
Russian Ruble vs. U.S. Dollar, Strike Price RUB 75.50, Expires 2/09/22, Counterparty: Bank of America	1	116,000	348
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,185.00, Expires 3/03/22, Counterparty: HSBC Bank	1	136,000	247
Swedish Krona vs. Euro, Strike Price SEK 9.95, Expires 4/11/22, Counterparty: UBS	2	24,000(s)	738
Swedish Krona vs. Euro, Strike Price SEK 10.20, Expires 3/10/22, Counterparty: UBS	2	272,000(s)	282
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 2/10/22, Counterparty: BNP Paribas	2	272,000(s)	1,520
			50,578
Total Purchased Options (Premiums Received $312,355)			267,340

Total Long Positions – 110.8% (Cost $955,591,222)	939,850,620

	Par	Value
Short Positions – (0.9)%
Mortgage-Backed Securities – (0.2)%
Uniform Mortgage-Backed Securities - (0.2)%
Pool TBA, 2/01/51(m)	(1,020,960)	(1,000,412)
Pool TBA, 2/01/52(m)	(198,000)	(206,718)
Total Mortgage-Backed Securities (Proceeds $1,205,371)		(1,207,130)
	Par	Value

U.S. Government Obligations – (0.7)%
U.S. Treasury Bonds – (0.5)%
2.25%, 8/15/49(p)	$(156,000)	$(160,107)
1.25%, 5/15/50(p)	(1,446,000)	(1,176,061)
1.63%, 11/15/50(p)	(689,000)	(614,959)
1.87%, 2/15/51(p)	(1,926,000)	(1,824,133)
2.37%, 5/15/51(p)	(49,000)	(51,871)
1.88%, 11/15/51	(94,000)	(89,124)
		(3,916,255)
U.S. Treasury Notes – (0.2)%
0.63%, 5/15/30(p)	(1,603,000)	(1,463,927)
0.63%, 8/15/30(p)	(390,000)	(355,174)
0.87%, 11/15/30(p)	(298,000)	(276,663)
1.37%, 11/15/31(p)	(2,000)	(1,927)
		(2,097,691)
Total U.S. Government Obligations (Proceeds $6,426,844)		(6,013,946)
Total Short Positions – (0.9)% (Proceeds $7,632,215)		(7,221,076)
Total Written Options – (0.0)%(g) (Premiums Received $434,882)		(310,369)
Liabilities less Other Assets – (9.9)%(u)		(83,724,978)
NET ASSETS – 100.0%		$848,594,197
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2022 is disclosed.
(d)	Variable rate security. Rate as of January 31, 2022 is disclosed.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(e)	Restricted security that has been deemed illiquid. At January 31, 2022, the value of these restricted illiquid securities amounted to $1,028,995 or 0.12% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Arbor Realty Commercial Real Estate Notes Ltd., 1.50%, 1/15/37	1/26/22	$ 378,000
HGI CRE CLO Ltd., 1.16%, 6/16/36	5/6/21	600,000
PFP Ltd., 1.08%, 4/14/36	4/11/19	52,416

(f)	Step coupon bond. Rate as of January 31, 2022 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2022 is disclosed.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(k)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(l)	Century bond maturing in 2120.
(m)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2022.
(n)	Century bond maturing in 2112.
(o)	Position is unsettled. Contract rate was not determined at January 31, 2022 and does not take effect until settlement date.
(p)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(q)	The amount to be repurchased assumes the maturity will be the day after the period end.
(r)	7-day current yield as of January 31, 2022 is disclosed.
(s)	The notional amount is EUR.
(t)	The notional amount is AUD.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CP	Commercial Paper
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	Government Obligation
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
CNH	Chinese Yuan Renminbi
CNY	Chinese Offshore Yuan
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
HUF	Hungarian Forint
PLN	Polish Zloty
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Kronor

Futures Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Short-Term Euro-BTP	45	3/08/2022	EUR	5,714,260	$(5,168)
10-Year U.S. Treasury Note	201	3/31/2022	USD	25,721,719	(286,173)
U.S. Treasury Long Bond	77	3/31/2022	USD	11,983,125	(282,996)
Ultra U.S. Treasury Bond	166	3/31/2022	USD	31,363,625	(534,794)
2-Year U.S. Treasury Note	319	4/05/2022	USD	69,113,344	(616,512)
5-Year U.S. Treasury Note	518	4/05/2022	USD	61,747,219	(649,178)
90-Day Eurodollar	487	12/19/2022	USD	119,966,362	(618,725)
90-Day Eurodollar	83	6/19/2023	USD	20,385,837	(206,657)
90-Day Eurodollar	21	9/18/2023	USD	5,151,038	(14,376)
90-Day Eurodollar	668	12/18/2023	USD	163,768,550	(927,929)
Total Long Contracts					$(4,142,508)
Short Contracts
30-Year Euro Buxl	(8)	3/08/2022	EUR	1,827,179	$60,406
Euro-Bund	(47)	3/08/2022	EUR	8,929,372	55,870
90-Day Eurodollar	(286)	3/14/2022	USD	71,135,350	57,150
10-Year U.S. Treasury Note	(49)	3/31/2022	USD	6,270,469	(22,180)
Long Gilt	(10)	3/31/2022	GBP	1,640,240	6,805
U.S. Treasury Long Bond	(282)	3/31/2022	USD	43,886,250	1,165,222
Ultra 10-Year U.S. Treasury Note	(122)	3/31/2022	USD	17,425,032	116,622
Total Short Contracts					$1,439,895
					$(2,702,613)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/16/22	Brazilian Reals	2,841,020	U.S. Dollars	490,000	Deutsche Bank	$39,072
03/16/22	Mexican Pesos	20,856,098	U.S. Dollars	980,089	HSBC	23,531
03/16/22	South African Rand	7,932,538	U.S. Dollars	490,044	Citibank	22,919
03/16/22	U.S. Dollars	2,823,265	Euro	2,493,000	RBS	19,805
03/16/22	U.S. Dollars	1,686,584	Euro	1,487,030	Morgan Stanley	14,371
03/16/22	British Pounds	830,000	U.S. Dollars	1,102,526	Barclays	13,450
03/16/22	U.S. Dollars	985,372	Australian Dollars	1,375,853	Goldman Sachs	12,383
03/16/22	British Pounds	740,000	U.S. Dollars	983,333	Deutsche Bank	11,634
02/02/22	Brazilian Reals	676,140	U.S. Dollars	118,000	Deutsche Bank	9,330
03/16/22	U.S. Dollars	1,010,038	Euro	890,000	Deutsche Bank	9,204
02/18/22	Chilean Pesos	177,865,650	U.S. Dollars	214,000	Citibank	7,636
03/16/22	U.S. Dollars	513,518	Euro	450,000	Goldman Sachs	7,478
03/16/22	U.S. Dollars	980,000	Russian Rubles	76,146,000	Citibank	7,137
03/16/22	U.S. Dollars	980,089	Mexican Pesos	20,264,810	Goldman Sachs	4,923
02/24/22	U.S. Dollars	147,834	Russian Rubles	11,130,000	Morgan Stanley	4,841
03/16/22	Euro	530,000	U.S. Dollars	591,427	BNP Paribas	4,575
02/18/22	U.S. Dollars	194,971	Euro	170,000	Deutsche Bank	3,919
03/16/22	U.S. Dollars	467,490	Euro	412,970	BNP Paribas	3,091
02/02/22	Brazilian Reals	222,105	U.S. Dollars	39,000	Goldman Sachs	2,827
02/18/22	Japanese Yen	13,662,108	Australian Dollars	164,000	Morgan Stanley	2,771
03/02/22	Brazilian Reals	623,580	U.S. Dollars	114,000	Citibank	2,626
03/16/22	Japanese Yen	108,024,903	U.S. Dollars	937,226	JP Morgan Chase	1,863
02/14/22	U.S. Dollars	76,000	Canadian Dollars	94,958	Goldman Sachs	1,298
02/18/22	U.S. Dollars	39,300	Russian Rubles	2,953,735	Goldman Sachs	1,285
02/18/22	Hungarian Forint	36,028,518	Euro	100,000	BNP Paribas	1,280
03/16/22	British Pounds	370,000	U.S. Dollars	496,344	State Street	1,140
03/16/22	U.S. Dollars	256,594	British Pounds	190,000	Morgan Stanley	1,130
02/07/22	U.S. Dollars	59,000	Canadian Dollars	73,607	Citibank	1,094
02/18/22	U.S. Dollars	190,000	Japanese Yen	21,740,332	HSBC	1,060
02/18/22	U.S. Dollars	57,000	South African Rand	863,584	BNP Paribas	945
03/16/22	British Pounds	370,000	U.S. Dollars	496,581	JP Morgan Chase	903
02/18/22	South African Rand	2,324,670	U.S. Dollars	150,000	Bank of America	894
02/18/22	U.S. Dollars	76,000	Canadian Dollars	95,516	Goldman Sachs	860
02/18/22	Euro	100,000	U.S. Dollars	111,640	JP Morgan Chase	744
02/18/22	U.S. Dollars	64,000	Mexican Pesos	1,309,466	State Street	694
02/24/22	U.S. Dollars	21,119	Russian Rubles	1,590,000	JP Morgan Chase	691
02/18/22	U.S. Dollars	59,000	Mexican Pesos	1,207,225	JP Morgan Chase	636
02/07/22	Colombian Pesos	231,522,080	U.S. Dollars	58,000	Citibank	599
03/16/22	British Pounds	90,000	U.S. Dollars	120,412	Bank of America	598
03/15/22	Thai Baht	2,050,918	U.S. Dollars	61,000	Standard Chartered Bank	590
02/18/22	U.S. Dollars	151,906	Australian Dollars	214,000	Citibank	590
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/02/22	Brazilian Reals	601,776	U.S. Dollars	112,000	Barclays	$548
02/18/22	U.S. Dollars	57,000	Mexican Pesos	1,169,070	Barclays	481
03/16/22	Japanese Yen	57,000,000	U.S. Dollars	495,064	Barclays	452
03/16/22	British Pounds	190,000	U.S. Dollars	255,043	Morgan Stanley	422
02/18/22	U.S. Dollars	95,000	Russian Rubles	7,354,900	Citibank	342
03/16/22	Chilean Pesos	121,857,000	U.S. Dollars	151,000	Barclays	302
02/18/22	Euro	17,578	Polish Zloty	79,944	Morgan Stanley	188
02/18/22	Mexican Pesos	1,967,830	U.S. Dollars	95,000	Citibank	135
03/02/22	U.S. Dollars	94,226	Colombian Pesos	373,087,848	Deutsche Bank	42
Total Unrealized Appreciation						$249,329

02/07/22	Canadian Dollars	74,961	U.S. Dollars	59,000	Goldman Sachs	$(30)
02/07/22	Colombian Pesos	371,957,136	U.S. Dollars	94,226	Deutsche Bank	(82)
02/18/22	Chilean Pesos	60,914,000	U.S. Dollars	76,000	UBS	(96)
04/18/22	U.S. Dollars	95,944	Indonesian Rupiahs	1,385,185,351	Standard Chartered Bank	(97)
02/18/22	Czech Republic Koruna	3,265,440	Euro	134,000	Goldman Sachs	(108)
02/14/22	Canadian Dollars	96,436	U.S. Dollars	76,000	Goldman Sachs	(134)
02/18/22	Mexican Pesos	306,933	U.S. Dollars	15,000	Goldman Sachs	(161)
02/18/22	U.S. Dollars	55,000	South African Rand	850,500	Goldman Sachs	(206)
04/18/22	U.S. Dollars	145,814	Indonesian Rupiahs	2,106,275,256	JP Morgan Chase	(223)
02/18/22	Canadian Dollars	96,218	U.S. Dollars	76,000	Goldman Sachs	(308)
03/16/22	U.S. Dollars	151,000	Chilean Pesos	121,932,500	Deutsche Bank	(396)
02/18/22	U.S. Dollars	76,000	Mexican Pesos	1,581,826	Citibank	(474)
02/18/22	U.S. Dollars	57,000	South African Rand	885,748	Citibank	(494)
03/16/22	U.S. Dollars	98,608	Canadian Dollars	126,000	Morgan Stanley	(509)
02/18/22	Euro	100,000	Hungarian Forint	35,794,300	Citibank	(542)
03/16/22	U.S. Dollars	69,803	British Pounds	52,332	Goldman Sachs	(559)
02/18/22	Russian Rubles	5,857,320	U.S. Dollars	76,000	Citibank	(616)
02/18/22	South African Rand	867,893	U.S. Dollars	57,000	Morgan Stanley	(665)
02/18/22	U.S. Dollars	38,000	Russian Rubles	3,006,560	Citibank	(695)
03/02/22	U.S. Dollars	82,000	Colombian Pesos	327,754,000	Bank of America	(740)
02/18/22	Euro	100,000	U.S. Dollars	113,122	Deutsche Bank	(740)
02/18/22	Australian Dollars	164,000	Japanese Yen	13,434,858	Deutsche Bank	(796)
03/16/22	British Pounds	370,000	U.S. Dollars	498,330	HSBC	(847)
02/18/22	Euro	100,000	U.S. Dollars	113,362	Barclays	(980)
02/24/22	U.S. Dollars	54,588	Mexican Pesos	1,156,538	HSBC	(1,273)
02/18/22	Russian Rubles	8,727,840	U.S. Dollars	114,000	Deutsche Bank	(1,672)
03/16/22	U.S. Dollars	616,611	Euro	550,000	Deutsche Bank	(1,882)
02/24/22	Chinese Offshore Yuan	8,805,997	U.S. Dollars	1,382,092	Citibank	(2,266)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/16/22	Japanese Yen	57,000,000	U.S. Dollars	497,827	Deutsche Bank	$(2,310)
03/02/22	U.S. Dollars	150,000	Brazilian Reals	815,400	Goldman Sachs	(2,500)
02/18/22	U.S. Dollars	95,000	Chilean Pesos	78,498,500	Toronto-Dominion Bank	(2,816)
02/07/22	U.S. Dollars	152,226	Colombian Pesos	612,983,118	Citibank	(2,923)
02/02/22	U.S. Dollars	39,000	Brazilian Reals	223,876	Goldman Sachs	(3,160)
03/16/22	U.S. Dollars	614,620	Euro	550,000	Bank of America	(3,873)
03/16/22	U.S. Dollars	1,244,077	Euro	1,110,000	Morgan Stanley	(4,154)
03/16/22	Euro	580,000	U.S. Dollars	656,386	Morgan Stanley	(4,157)
03/16/22	Euro	440,000	U.S. Dollars	498,983	Deutsche Bank	(4,189)
03/16/22	Euro	450,000	U.S. Dollars	510,404	Citibank	(4,365)
03/16/22	U.S. Dollars	986,478	Japanese Yen	114,000,000	Deutsche Bank	(4,554)
03/16/22	Euro	750,000	U.S. Dollars	849,671	Barclays	(6,272)
02/02/22	U.S. Dollars	118,000	Brazilian Reals	663,868	Citibank	(7,020)
03/16/22	Euro	730,000	U.S. Dollars	828,121	Goldman Sachs	(7,211)
03/16/22	U.S. Dollars	917,281	British Pounds	687,668	Morgan Stanley	(7,323)
03/16/22	Japanese Yen	106,835,136	U.S. Dollars	940,000	Goldman Sachs	(11,254)
03/16/22	U.S. Dollars	490,044	South African Rand	7,773,568	Bank of America	(12,639)
03/16/22	U.S. Dollars	979,910	British Pounds	740,000	JP Morgan Chase	(15,057)
03/16/22	U.S. Dollars	1,717,668	British Pounds	1,290,000	Deutsche Bank	(16,800)
02/24/22	U.S. Dollars	2,419,196	Chinese Offshore Yuan	15,557,245	Citibank	(18,492)
03/16/22	Australian Dollars	1,375,853	U.S. Dollars	993,920	Morgan Stanley	(20,931)
03/16/22	U.S. Dollars	490,000	Brazilian Reals	2,842,490	Goldman Sachs	(39,346)
03/16/22	Russian Rubles	73,490,200	U.S. Dollars	980,000	UBS	(41,068)
Total Unrealized Depreciation						$(260,005)
Net Unrealized Depreciation						$(10,676)

Written Call Option Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	72	USD	9,213,768	130.00	2/18/2022	$(4,500)
10-Year U.S. Treasury Note Future	47	USD	6,014,543	128.50	2/18/2022	(16,156)
10-Year U.S. Treasury Note Future	35	USD	4,478,915	129.00	2/18/2022	(7,110)
10-Year U.S. Treasury Note Future	21	USD	2,687,349	132.00	2/18/2022	(328)
10-Year U.S. Treasury Note Future	21	USD	2,687,349	129.50	2/18/2022	(2,297)
10-Year U.S. Treasury Note Future	15	USD	1,919,535	131.50	2/18/2022	(469)
10-Year U.S. Treasury Note Future	9	USD	1,151,721	127.75	2/18/2022	(6,328)
10-Year U.S. Treasury Note Future	8	USD	1,023,752	128.00	2/18/2022	(4,500)
10-Year U.S. Treasury Note Future	5	USD	639,845	128.75	2/18/2022	(1,328)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	4	USD	511,876	130.50	2/18/2022	$(188)
10-Year U.S. Treasury Note Future	2	USD	255,938	131.00	2/18/2022	(63)
10-Year U.S. Treasury Note Future	67	USD	8,567,625	128.50	3/25/2022	(46,062)
10-Year U.S. Treasury Note Future	21	USD	2,685,375	130.00	3/25/2022	(5,250)
10-Year U.S. Treasury Note Future	20	USD	2,557,500	129.00	3/25/2022	(10,000)
10-Year U.S. Treasury Note Future	11	USD	1,406,625	129.50	3/25/2022	(3,953)
10-Year U.S. Treasury Note Future	2	USD	255,750	130.50	3/25/2022	(375)
10-Year U.S. Treasury Note Future	30	USD	3,836,250	130.00	5/20/2022	(16,875)
5-Year U.S. Treasury Note Future	193	USD	22,923,189	120.00	2/18/2022	(18,094)
5-Year U.S. Treasury Note Future	154	USD	18,291,042	120.75	2/18/2022	(2,406)
5-Year U.S. Treasury Note Future	5	USD	593,865	119.50	2/18/2022	(1,172)
U.S. Treasury Long Bond Future	15	USD	2,334,375	160.00	2/18/2022	(2,812)
U.S. Treasury Long Bond Future	6	USD	933,750	164.00	2/18/2022	(281)
U.S. Treasury Long Bond Future	5	USD	778,125	162.00	2/18/2022	(391)
U.S. Treasury Long Bond Future	5	USD	778,125	157.00	2/18/2022	(3,828)
U.S. Treasury Long Bond Future	4	USD	622,500	158.00	2/18/2022	(1,938)
Total Written Call Options Contracts (Premiums Received $316,484)						$(156,704)

Written Put Option Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	50	USD	6,398,450	127.00	2/18/2022	$(11,719)
10-Year U.S. Treasury Note Future	4	USD	511,876	128.00	2/18/2022	(2,375)
5-Year U.S. Treasury Note Future	82	USD	9,774,646	118.50	2/18/2022	(10,891)
5-Year U.S. Treasury Note Future	15	USD	1,788,045	118.75	2/18/2022	(3,047)
5-Year U.S. Treasury Note Future	6	USD	715,218	119.00	2/18/2022	(1,734)
5-Year U.S. Treasury Note Future	11	USD	1,306,503	118.00	3/25/2022	(3,695)
U.S. Treasury Long Bond Future	5	USD	778,125	154.00	2/18/2022	(3,516)
Total Written Put Options Contracts (Premiums Received $46,469)						$(36,977)

Written Call Option Contracts outstanding at January 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Morgan Stanley	1	USD	61,000	CLP	850.00	2/8/2022	$(13)
Chilean Peso vs. U.S. Dollar	Bank of America	1	USD	59,000	CLP	875.00	2/10/2022	(5)
Mexican Peso vs. U.S. Dollar	JPMorgan Chase	2	USD	416,000	MXN	21.35	3/23/2022	(3,425)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2022: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Russian Ruble vs. U.S. Dollar	Citibank	1	USD	387,000	RUB	77.00	2/9/2022	$(5,924)
Russian Ruble vs. U.S. Dollar	Bank of America	1	USD	39,000	RUB	80.00	3/9/2022	(667)
Total Written OTC Call Options Contracts (Premiums Received $11,597)								$(10,034)

Written Put Option Contracts outstanding at January 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Barclays	2	USD	194,000	CLP	830.00	2/9/2022	$(7,091)
Chilean Peso vs. U.S. Dollar	Bank of America	1	USD	118,000	CLP	820.00	2/10/2022	(3,008)
Chilean Peso vs. U.S. Dollar	Goldman Sachs	2	USD	310,000	CLP	800.00	3/9/2022	(4,715)
Chilean Peso vs. U.S. Dollar	Barclays	2	USD	454,000	CLP	780.00	3/23/2022	(3,640)
Hungarian Forint vs. Euro	Morgan Stanley	2	EUR	238,000	HUF	359.00	2/10/2022	(2,850)
Japanese Yen vs. U.S. Dollar	Deutsche Bank	1	USD	5,927,000	JPY	110.00	3/17/2022	(4,486)
Polish Zloty vs. Euro	Deutsche Bank	2	EUR	268,000	PLN	4.50	2/23/2022	(144)
Russian Ruble vs. U.S. Dollar	Citibank	2	USD	1,065,000	RUB	73.00	2/9/2022	(119)
U.S. Dollar vs. Australian Dollar	Goldman Sachs	2	AUD	214,000	USD	0.70	2/24/2022	(728)
Total Written OTC Put Options Contracts (Premiums Received $38,332)								$(26,781)

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2022: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 05/18/2024	2-Day USD SOFR (Annually)	1.40% (Annually)	Barclays	5/16/2022	1.40%	USD	22,000,000	$(79,873)
Total Written OTC Put Swaptions Contracts (Premiums Received $22,000)								$(79,873)

Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.19% (Semi-Annually)	6/15/2022	USD	6,485,000	$(5,432)	$(5)	$(5,427)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.82% (Semi-Annually)	6/4/2024	USD	36,626,000	$(376,947)	$—	$(376,947)
1.52% (Annually)	2-Day USD SOFR (Annually)	11/20/2026	USD	5,980,000	25,012	(9,857)	34,869
1.35% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2028	USD	8,514,000	146,351	(39,274)	185,625
1.13% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	17,907,000	418,284	49,966	368,318
1.22% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	4,412,000	77,723	(1,763)	79,486
1.20% (Annually)	2-Day USD SOFR (Annually)	11/1/2028	USD	2,576,000	46,502	(145)	46,647
28-Day MXN-TIIE-BANXICO (Monthly)	7.60% (Monthly)	1/1/2032	MXN	4,119,000	812	—	812
28-Day MXN-TIIE-BANXICO (Monthly)	7.57% (Monthly)	1/12/2032	MXN	4,681,000	216	—	216
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	1,230,000	189,102	29,539	159,563
1.23% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	180,000	26,735	(500)	27,235
1.52% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	8,871,000	257,584	72,345	185,239
1.60% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	814,000	57,269	4,597	52,672
1.63% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	230,000	15,059	7,829	7,230
1.73% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	1,580,000	(29,955)	—	(29,955)
2-Day USD SOFR (Annually)	1.63% (Annually)	5/15/2047	USD	4,010,000	(54,887)	(16,533)	(38,354)
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	10/7/2050	USD	714,000	120,665	5,054	115,611
2.05% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/7/2051	USD	1,320,000	(32,202)	11,332	(43,534)
1.67% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/9/2051	USD	1,607,000	104,492	(7,026)	111,518
Total					$986,383	$105,559	$880,824

Interest Rate Swap Contracts outstanding at January 31, 2022: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$29,938	$—	$29,938
1-Day CLP CLICP (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(30,778)	—	(30,778)
5.64% (Quarterly)	1-Day COP COIR (Quarterly)	Goldman Sachs	11/22/2023	COP	894,277,046	2,285	—	2,285
5.69% (Quarterly)	1-Day COP COIR (Quarterly)	JPMorgan Chase	11/23/2023	COP	448,231,771	1,055	—	1,055
5.76% (Quarterly)	1-Day COP COIR (Quarterly)	JPMorgan Chase	11/24/2023	COP	437,299,289	1,634	—	1,634
5.80% (Quarterly)	1-Day COP COIR (Quarterly)	Goldman Sachs	11/29/2023	COP	897,987,776	3,335	—	3,335
5.65% (Quarterly)	1-Day COP COIR (Quarterly)	Goldman Sachs	12/9/2023	COP	446,814,306	2,128	—	2,128
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.62% (Quarterly)	1-Day COP COIR (Quarterly)	Goldman Sachs	12/13/2023	COP	442,455,142	$1,467	$—	$1,467
Total						$11,064	$—	$11,064

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2022: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 37 (Pay Quarterly)	0.60%	1.00%	12/20/2026	USD	129,346,250	$2,562,472	$2,898,694	$(336,222)
Markit iTraxx Europe Main Index Series 36 (Pay Quarterly)	0.59%	1.00%	12/20/2026	EUR	1,100,000	24,517	24,166	351
Markit iTraxx Europe Main Index Series 36 (Pay Quarterly)	2.88%	5.00%	12/20/2026	EUR	510,000	53,785	53,282	503
Total						$2,640,774	$2,976,142	$(335,368)

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2022: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays Bank PLC	USD	336,000	$4,949	$4,841	$108
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	479,000	26,942	24,181	2,761
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2026	JPMorgan Chase	USD	110,000	6,187	5,810	377
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2026	Morgan Stanley	USD	97,000	5,461	5,242	219
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	79,000	(791)	(1,114)	323
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2022: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	631,000	$31,832	$13,813	$18,019
Republic of Indonesia, 3.70%, Due: 01/08/2022 (Pay Quarterly)	1.00%	12/20/2026	JPMorgan Chase	USD	470,000	(2,560)	(5,043)	2,483
Republic of Philippines, 10.63%, Due: 03/16/2025 (Pay Quarterly)	1.00%	12/20/2026	JPMorgan Chase	USD	198,269	(2,783)	(4,953)	2,170
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	245,077	11,795	11,142	653
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Barclays Bank PLC	USD	111,299	5,357	5,484	(127)
Republic of South Africa, 5.88%, Due: 09/16/2025 (Pay Quarterly)	1.00%	12/20/2026	Citibank	USD	99,917	4,809	4,901	(92)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Morgan Stanley	USD	1,556,000	1,962	(2,636)	4,598
Total						$93,160	$61,668	$31,492

Credit Default Swap Contracts outstanding - Sell Protection at January 31, 2022: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
International Bonds: Trust Fibra Uno, 6.39%, Due 01/15/2050 (Pay Quarterly)	2.77%	1.00%	06/20/2026	Citibank	USD	39,000	$(2,690)	$(3,810)	$1,120
Total							$(2,690)	$(3,810)	$1,120

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at January 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.46% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/1/2022	USD	15,750,000	$231,648	$1,511	$230,137
3.97% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	11/18/2023	USD	5,260,000	(4,044)	(17,670)	13,626
1-Day U.S. Consumer Price Index (At Maturity)	2.62% (At Maturity)	7/1/2026	USD	20,100,000	(981,318)	(136,698)	(844,620)
1-Day U.S. Consumer Price Index (At Maturity)	3.37% (At Maturity)	11/18/2026	USD	5,260,000	49,669	53,915	(4,246)
1-Day U.S. Consumer Price Index (At Maturity)	2.34% (At Maturity)	3/4/2031	USD	526,000	(45,406)	(42,618)	(2,788)
1-Day U.S. Consumer Price Index (At Maturity)	2.47% (At Maturity)	4/26/2031	USD	2,285,370	(158,805)	(146,084)	(12,721)
1-Day U.S. Consumer Price Index (At Maturity)	2.64% (At Maturity)	5/21/2031	USD	1,447,000	(71,628)	(63,393)	(8,235)
1-Day U.S. Consumer Price Index (At Maturity)	2.59% (At Maturity)	6/4/2031	USD	320,000	(17,154)	(15,385)	(1,769)
1-Day U.S. Consumer Price Index (At Maturity)	2.89% (At Maturity)	10/29/2031	USD	875,000	3,655	7,721	(4,066)
1-Day U.S. Consumer Price Index (At Maturity)	2.88% (At Maturity)	11/1/2031	USD	875,000	2,685	6,783	(4,098)
1-Day U.S. Consumer Price Index (At Maturity)	2.77% (At Maturity)	11/5/2031	USD	917,000	(8,411)	(4,086)	(4,325)
1-Day U.S. Consumer Price Index (At Maturity)	2.76% (At Maturity)	11/5/2031	USD	917,000	(8,662)	(4,337)	(4,325)
1-Day U.S. Consumer Price Index (At Maturity)	2.80% (At Maturity)	11/8/2031	USD	383,137	(2,092)	(297)	(1,795)
1-Day U.S. Consumer Price Index (At Maturity)	2.82% (At Maturity)	11/10/2031	USD	533,863	(1,434)	1,094	(2,528)
1-Day U.S. Consumer Price Index (At Maturity)	2.89% (At Maturity)	11/15/2031	USD	458,500	2,410	4,568	(2,158)
1-Day U.S. Consumer Price Index (At Maturity)	2.93% (At Maturity)	11/15/2031	USD	458,500	4,058	6,218	(2,160)
1-Day U.S. Consumer Price Index (At Maturity)	2.84% (At Maturity)	1/6/2032	USD	877,000	8,855	12,575	(3,720)
1-Day U.S. Consumer Price Index (At Maturity)	2.8% (At Maturity)	1/6/2032	USD	439,000	2,536	4,395	(1,859)
1-Day U.S. Consumer Price Index (At Maturity)	2.79% (At Maturity)	1/6/2032	USD	438,000	2,196	4,050	(1,854)
1-Day U.S. Consumer Price Index (At Maturity)	2.73% (At Maturity)	1/13/2032	USD	869,000	238	3,902	(3,664)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.96% (At Maturity)	1/15/2032	EUR	2,628,000	(38,713)	—	(38,713)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.95% (At Maturity)	1/15/2032	EUR	2,139,000	(34,366)	—	(34,366)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	1.94% (At Maturity)	1/15/2032	EUR	1,093,000	(18,708)	—	(18,708)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Consumer Price Index (At Maturity)	2.64% (At Maturity)	1/18/2032	USD	2,610,000	$(1,450)	$(1,689)	$239
1-Day U.S. Consumer Price Index (At Maturity)	2.65% (At Maturity)	1/18/2032	USD	869,000	(6,550)	—	(6,550)
Total					$(1,090,791)	$(325,525)	$(765,266)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$72,051,678	$—	$72,051,678
Corporate Bonds	—	177,839,873	159,014	177,998,887
Foreign Issuer Bonds	—	77,638,253	—	77,638,253
Mortgage-Backed Securities	—	188,488,787	—	188,488,787
Municipal Bonds	—	2,709,877	—	2,709,877
Term Loans	—	1,510,185	—	1,510,185
U.S. Government Obligations	—	204,358,084	—	204,358,084
Investment Companies	138,248,496	—	—	138,248,496
Short-Term Investments	59,490,869	17,088,164	—	76,579,033
Purchased Options	150,938	116,402	—	267,340
Total Assets – Investments at value	$197,890,303	$741,801,303	$159,014	$939,850,620
Liabilities:
Mortgage-Backed Securities	$—	$(1,207,130)	$—	$(1,207,130)
U.S. Government Obligations	—	(6,013,946)	—	(6,013,946)
Total Liabilities – Investments at value	$—	$(7,221,076)	$—	$(7,221,076)
Net Investments	$197,890,303	$734,580,227	$159,014	$932,629,544

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$118,335	$—	$—	$118,335
Forward Foreign Currency Exchange Contracts	—	249,329	—	249,329
Swap Agreements at Fair Value	—	4,575,666	—	4,575,666
Total Assets - Derivative Financial Instruments	$118,335	$4,824,995	$—	$4,943,330
Liabilities:
Futures Contracts	$(2,820,948)	$—	$—	$(2,820,948)
Forward Foreign Currency Exchange Contracts	—	(260,005)	—	(260,005)
Written Options at Fair Value	(193,681)	(116,688)	—	(310,369)
Swap Agreements at Fair Value	—	(1,937,766)	—	(1,937,766)
Total Liabilities - Derivative Financial Instruments	$(3,014,629)	$(2,314,459)	$—	$(5,329,088)
Net Derivative Financial Instruments	$(2,896,294)	$2,510,536	$—	$(385,758)
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of January 31, 2022:
Financial Assets	Fair Value at 1/31/22	Valuation Technique(s)	Unobservable Inputs	Price/Range
Corporate Bonds	$159,014	Pricing Model	Daily change in yields of various U.S. Treasury Securities	$93.54
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 93.1%
Alabama – 2.1%
Alabama Federal Aid Highway Finance Authority Special Obligation GARVEE Bonds, Series A, Prerefunded, 5.00%, 6/01/37(a)	$545,000	$650,282
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	530,093
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/49(b)(c)(d)	500,000	550,252
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 6/01/51(b)(c)(d)	500,000	575,190
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 10/01/52(b)(c)(d)	525,000	577,146
Health Care Authority For Baptist Health Variable Revenue Refunding Bonds, Series B, 0.22%, 11/01/42(b)(d)(e)	2,500,000	2,500,000
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	327,217
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/50(b)(c)(d)	500,000	541,782
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/01/34(b)(c)(d)	1,000,000	986,262
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(f)	410,000	444,625
	Par	Value
Alabama (Continued)
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$439,573
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	579,200
		8,701,622
Arizona – 1.2%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, Prerefunded, 5.00%, 6/01/28(a)	400,000	406,093
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 0.31%, 1/01/46(b)(d)	1,000,000	1,000,003
Arizona State Industrial Development Authority Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds,
4.00%, 7/01/51	175,000	182,525
4.00%, 7/01/61	250,000	259,617

Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 12/01/37(b)(c)(d)	500,000	511,980
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	556,980
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/01/28	490,000	515,239
5.00%, 7/01/30	250,000	262,732

Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(f)	240,000	255,405

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	$400,000	$497,621
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	553,234
		5,001,429
Arkansas – 0.9%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/24(b)(c)(d)	3,000,000	3,005,678
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	750,000	743,106
		3,748,784
California – 7.8%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,007,356
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46(a)	250,000	271,829
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 0.96%, 4/01/45(b)(d)	700,000	702,975
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.45%), 0.51%, 4/01/56(b)(d)	2,000,000	2,014,160
(SIFMA Municipal Swap Index Yield + 0.28%), 0.34%, 4/01/56(b)(d)	250,000	250,181
	Par	Value
California (Continued)

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	$241,916	$268,048
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	451,573
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	300,000	343,578
4.00%, 11/01/37	1,400,000	1,616,352

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	572,858
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded, 5.00%, 11/15/41(a)	500,000	567,909
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System, 5.00%, 8/15/51	550,000	677,922
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	852,011
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,510,000	1,682,672
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,000,000	1,244,782

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Project, 0.20%, 1/01/50(c)(d)(f)	$2,600,000	$2,600,000
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(f)	330,000	347,414
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	728,048
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(f)	320,000	362,781
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	597,751
California State Public Works Board Lease Revenue Bonds, Series B, 4.00%, 5/01/46	200,000	225,174
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	725,889
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(f)	375,000	436,063
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(f)	500,000	589,512
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(f)	250,000	283,525
	Par	Value
California (Continued)

California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	$100,000	$116,859
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	343,571
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	274,169
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(f)	200,000	175,734
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	225,110
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds, Series A, 4.00%, 1/15/46	250,000	275,716
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	410,088
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	577,367
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,178,682
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,359,495
Mesa Water District COPS, 4.00%, 3/15/39	300,000	347,293

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	$250,000	$307,368
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	164,647
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	338,722
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	618,917
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	296,097
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	505,330
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	865,000	1,003,772
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	634,805
Tender Option Bond Trust Receipts/CTFS Various States Floaters GO Unlimited Bond, Series 2017-XF2466 (BAM Insured), 0.10%, 8/01/24(b)(d)(e)(f)	3,000,000	3,000,000
	Par	Value
California (Continued)

Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2017-XF0568, 0.00%, 4/01/49(b)(c)(d)(f)	$500,000	$500,000
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	122,197
		32,196,302
Colorado – 2.6%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	537,974
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	536,439
5.00%, 3/15/26	510,000	578,723
5.00%, 3/15/29	590,000	711,744
5.00%, 3/15/30	310,000	380,519
5.00%, 3/15/35	590,000	715,505

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,105,965
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	677,467
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,442,110
4.00%, 12/15/36	200,000	232,974

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation, 5.00%, 11/15/49(b)(c)(d)	1,000,000	1,162,488

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	$500,000	$598,066
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	278,759
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	159,472
5.00%, 9/01/40	810,000	883,526

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	550,386
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	180,000	189,718
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 6/01/54(b)(c)(d)	250,000	253,698
		10,995,533
Connecticut – 1.4%
Bridgeport GO Unlimited Bonds, Series A,
5.00%, 8/01/23	200,000	212,052
5.00%, 8/01/25	260,000	292,264
5.00%, 8/01/27	275,000	323,508

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42(g)	250,000	273,132
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 7/01/53(b)(c)(d)	500,000	551,608
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	249,439
	Par	Value
Connecticut (Continued)

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	$400,000	$468,579
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	329,695
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	258,199
5.00%, 7/01/25	260,000	286,549
5.00%, 7/01/31	500,000	586,192
4.00%, 7/01/39	120,000	129,613
4.00%, 7/01/49	100,000	106,490

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	547,307
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	133,261
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	898,273
		5,646,161
Delaware – 0.2%
Delaware River & Bay Authority Revenue Refunding Bonds, 5.00%, 1/01/34(g)	530,000	647,635
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	278,193
5.00%, 7/01/48	100,000	108,895
		1,034,723
District of Columbia – 1.8%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	421,438

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	$100,000	$109,838
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/33(a)	250,000	278,137
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	406,458
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	593,702
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/48(a)	650,000	694,229
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series B, 5.00%, 10/01/37	750,000	844,596
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	500,000	607,244
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	391,331
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/26	1,000,000	1,149,382
5.00%, 10/01/43	500,000	590,159

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,152,388
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	348,062
		7,586,964
	Par	Value
Florida – 3.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	$500,000	$545,482
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	900,583
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/23(f)	550,000	560,578
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	407,052
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	586,867
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/24(a)	250,000	262,258
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,124,112
Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/23(c)(d)	1,000,000	1,000,000
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	347,005
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	500,000	556,810
5.00%, 10/01/44	1,000,000	1,193,344

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	513,500
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,603,028

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	$600,000	$714,713
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	837,999
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	250,000	291,888
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	543,125
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	277,355
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/23(b)(c)(d)	500,000	500,289
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(h)	125,000	116,203
0.00%, 10/01/26(h)	275,000	249,205
0.00%, 10/01/27(h)	360,000	316,746
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/23	150,000	158,663
5.00%, 7/01/25	150,000	168,385
5.00%, 7/01/26	125,000	144,029
5.00%, 7/01/27	125,000	147,424

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	370,000	374,312
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	592,844
	Par	Value
Florida (Continued)

Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	$465,000	$571,031
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	495,652
		16,100,482
Georgia – 2.7%
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	222,972
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/01/43(b)(c)(d)	500,000	502,621
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(c)(d)	250,000	244,349
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 12/01/32(b)(c)(d)	500,000	510,188
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta, 4.00%, 7/01/49	1,000,000	1,110,479
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 12/01/49(b)(c)(d)	100,000	100,524
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	236,197

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	$500,000	$577,535
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), Prerefunded, 5.50%, 8/15/54(a)	500,000	563,856
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	590,874
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	173,807
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	373,635
4.00%, 8/01/49(b)(c)(d)	100,000	107,255

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 4.00%, 7/01/52(b)(c)(d)	1,300,000	1,456,242
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/48(b)(c)(d)	370,000	385,777
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 3/01/50(b)(c)(d)	1,110,000	1,212,494
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 8/01/48(b)(c)(d)	500,000	524,382
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	$500,000	$591,756
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,716,490
		11,201,433
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/36	250,000	275,533
Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	500,000	501,272
Idaho – 0.3%
Idaho State Health Facilities Authority Hospital Variable Revenue Bonds, CHE Trinity Health Credit Group, 0.23%, 12/01/48(b)(c)(d)	500,000	500,000
Idaho State Health Facilities Authority Revenue Refunding Bonds, Series C, St. Luke's Health System (U.S. Bank LOC), 0.05%, 3/01/48(b)(d)(e)	800,000	800,000
		1,300,000
Illinois – 7.0%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	269,088
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	582,479
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(h)	750,000	619,364
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	117,036

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	$1,045,000	$1,112,266
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	157,942
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	297,610
Chicago Park District GO Limited Tax Refunding Bonds, Series B,
5.00%, 1/01/24	175,000	187,606
5.00%, 1/01/26	395,000	422,084

Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	531,403
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,123,420
Cook County Sales TRB, 5.00%, 11/15/37	500,000	516,383
Grundy Kendall & Will Counties Community High School District No. 111 GO Unlimited Refunding Bonds, 4.00%, 5/01/23(g)	175,000	181,430
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	285,332
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley Universtiy Project, 4.00%, 8/01/43	250,000	272,317
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	382,638
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	521,729
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 5/15/50(b)(c)(d)	500,000	572,848
	Par	Value
Illinois (Continued)
Illinois State GO Unlimited Bonds,
5.37%, 5/01/23	$250,000	$263,463
5.50%, 5/01/25	845,000	951,586
5.50%, 7/01/26	460,000	488,851

Illinois State GO Unlimited Bonds, Series A, 5.00%, 3/01/28	1,500,000	1,743,766
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	250,000	269,102
5.00%, 10/01/31	250,000	300,301

Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	470,000	479,546
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	123,220
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	293,162
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.06%, 5/15/50(b)(d)	500,000	511,692
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	693,156
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	405,871
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	210,571
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(h)	95,000	89,667
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	429,442
Illinois State Toll Highway Authority Revenue Bonds, Series A, 4.00%, 1/01/46	500,000	565,543

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/40	$500,000	$618,270
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	637,433
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	230,784
Libertyville GO Unlimited Refunding Bonds, Series A, 3.00%, 12/15/23	245,000	253,551
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	700,000	726,253
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(h)	250,000	228,929
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42(g)	125,000	135,202
4.00%, 12/15/47(g)	250,000	267,587
4.00%, 6/15/52(g)	245,000	261,264

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(g)(h)	150,000	100,131
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	578,617
5.00%, 6/15/50	500,000	567,660
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	364,631
5.00%, 10/01/26	250,000	286,861
	Par	Value
Illinois (Continued)

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	$390,000	$433,515
Peoria GO Unlimited Refunding Bonds, Series C (AGM Insured), 5.00%, 1/01/27	2,000,000	2,317,302
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	996,607
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	399,005
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	280,092
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	339,546
4.00%, 12/01/39	250,000	282,474
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	231,510
4.00%, 12/30/38	500,000	568,291
4.00%, 12/30/40	500,000	566,607

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	276,311
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/34	650,000	716,881
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	494,621
		29,131,849

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana – 2.3%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	$125,000	$125,091
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(h)	450,000	427,948
0.00%, 7/15/28(h)	900,000	797,562
0.00%, 1/15/29(h)	560,000	489,448

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	140,000	141,233
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, Prerefunded, 5.25%, 1/01/51(a)	600,000	635,790
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	585,000	619,096
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 0.36%, 3/01/39(b)(d)	1,500,000	1,500,005
Indiana State Municipal Power Agency Variable Revenue Refunding Bonds, Series B (U.S. Bank LOC), 0.05%, 1/01/42(b)(d)(e)	550,000	550,000
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	514,609
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 4.00%, 9/01/24	570,000	606,747
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept),
4.00%, 7/15/26	530,000	586,823
4.00%, 1/15/27	540,000	600,918
4.00%, 7/15/27	550,000	616,585
	Par	Value
Indiana (Continued)

Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/55(b)(c)(d)	$1,000,000	$990,515
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 12/01/44(b)(c)(d)	290,000	331,846
		9,534,216
Iowa – 0.2%
Indianola GO Unlimited Capital Loan Notes,
3.00%, 6/01/23	195,000	200,499
3.00%, 6/01/24	255,000	265,775

PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/49(b)(c)(d)	150,000	170,385
		636,659
Kentucky – 2.2%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	455,114
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	179,370
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(h)	280,000	265,928
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	274,644
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	103,300

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	$300,000	$343,178
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 2/01/23(b)(c)(d)	2,000,000	2,004,104
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/48(b)(c)(d)	475,000	500,376
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 12/01/49(b)(c)(d)	250,000	269,062
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/50(b)(c)(d)	500,000	557,132
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/49(b)(c)(d)	650,000	691,215
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	252,269
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,437,951
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/47(b)(c)(d)	1,000,000	1,152,783
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	528,002
		9,014,428
	Par	Value
Louisiana – 1.0%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/24	$325,000	$350,654
5.00%, 2/01/25	475,000	528,526
5.00%, 2/01/26	100,000	114,340

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/41(b)(c)(d)	500,000	495,751
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	277,653
5.00%, 10/01/26	215,000	244,115

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/40(b)(c)(d)	515,000	517,573
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 8/01/41(b)(c)(d)(f)	525,000	587,633
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.11%, 11/01/40(b)(d)(e)	400,000	400,000
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 6/01/37(b)(c)(d)	600,000	606,155
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 6/01/37(b)(c)(d)	125,000	129,004
		4,251,404
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	253,937

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine (Continued)
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	$650,000	$754,498
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	546,208
		1,554,643
Maryland – 2.3%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	522,588
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,413,936
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	282,431
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	357,851
Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(f)	2,000,000	1,996,980
Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	581,055
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	473,991
	Par	Value
Maryland (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	$350,000	$381,142
5.00%, 7/01/27	1,320,000	1,545,565

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	959,315
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	293,145
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	310,707
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	128,534
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/45(b)(c)(d)	200,000	231,730
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	230,945
		9,709,915
Massachusetts – 1.6%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	249,552
4.00%, 7/01/26	240,000	257,550

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts (Continued)

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	$500,000	$555,151
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	427,578
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	611,121
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/39(b)(c)(d)	1,500,000	1,557,475
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.00%), 0.56%, 7/01/38(b)(d)	500,000	500,068
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.00%), 0.66%, 7/01/49(b)(d)(f)	1,000,000	999,455
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,687,388
		6,845,338
Michigan – 1.8%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	107,928
5.00%, 7/01/48	200,000	215,215

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	56,850
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	270,957
	Par	Value
Michigan (Continued)

Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	$525,000	$645,137
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	566,701
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	389,793
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	197,509
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	476,334
4.50%, 10/01/29	250,000	260,987

Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	411,827
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 12/01/31(a)	215,000	218,275
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	582,059
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/44(b)(c)(d)	250,000	255,419
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	481,201

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/49(b)(c)(d)	$500,000	$508,416
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bond, 4.00%, 10/01/61(b)(c)(d)	100,000	109,234
Northern University General Revenue Refunding Bonds, Series A, 5.00%, 12/01/27	590,000	701,800
Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	500,000	579,199
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	344,247
		7,379,088
Minnesota – 0.1%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/58(b)(c)(d)(f)	250,000	264,248
Mississippi – 0.4%
Mississipi Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, Baptist Memorial Health Care, 0.20%, 9/01/36(b)(c)(d)	1,000,000	997,847
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 10/01/40(b)(c)(d)	265,000	302,992
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	428,892
		1,729,731
	Par	Value
Missouri – 1.2%
Central Southwest Community College District COPS,
5.00%, 3/01/26	$225,000	$256,316
5.00%, 3/01/27	225,000	262,401
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	227,990
5.00%, 2/15/27	215,000	251,050
5.00%, 2/15/28	250,000	297,542

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	332,881
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	150,000	160,478
5.00%, 11/15/30	250,000	285,306
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	343,207
4.00%, 8/01/26	200,000	222,588

Missouri State Public Utilities Commission Revenue Notes, 0.75%, 8/01/23	2,000,000	1,993,056
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	547,523
		5,180,338
Nebraska – 0.9%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/49(b)(c)(d)	225,000	244,600
County of Douglas NE, 0.72%, 7/01/35	750,000	752,667

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nebraska (Continued)
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/53(b)(c)(d)	$600,000	$674,505
Gretna Tax Supported COPS, 4.00%, 12/15/25	2,000,000	2,157,531
		3,829,303
Nevada – 2.1%
Clark County Pollution Control Revenue Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	238,289
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	500,000	528,915
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	317,349
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,491,600
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	588,128
Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Brightline Passenger, 0.85%, 1/01/50(b)(c)(d)(f)	2,500,000	2,498,072
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	293,173
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,201,166
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	104,814
	Par	Value
Nevada (Continued)
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	$500,000	$563,976
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(f)	225,000	226,671
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 3/01/36(b)(c)(d)	500,000	501,390
		8,553,543
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	704,918	789,868
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	282,999
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	202,559
		1,275,426
New Jersey – 3.7%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured),
4.00%, 4/01/23	300,000	310,991
4.00%, 4/01/25	350,000	378,847

Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,386,213
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	385,000	440,902

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey Economic Development Authority Revenue Refunding bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(f)	$1,500,000	$1,596,912
New Jersey Economic Development Authority Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	287,540
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	192,103
5.12%, 6/15/43	350,000	353,959

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	258,646
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	160,852
5.25%, 1/01/25	100,000	107,608
5.37%, 1/01/43	100,000	107,212

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	129,166
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	105,338
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	179,111
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	339,709
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 10/01/39(b)(c)(d)	775,000	784,728
	Par	Value
New Jersey (Continued)

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	$1,000,000	$1,222,389
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/45(b)(c)(d)	400,000	460,469
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	626,837
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	273,675
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	599,117
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	737,604
4.00%, 6/15/50	280,000	303,850

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	196,568
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	113,132
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	356,532
5.00%, 1/01/33	230,000	249,833

New Jersey State Turnpike Authority Revenue Bonds, Series B, Prerefunded, 5.00%, 1/01/25(a)	135,000	140,363
New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	304,796

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	$240,000	$275,080
Newark Board of Education GO Unlimited Bonds, Sustainability Bonds (School Board Guaranty Program), 5.00%, 7/15/23	300,000	317,696
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	527,241
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds, Series A (AMT), Covanta Union, Inc. (County Gtd), 5.25%, 12/01/31	1,500,000	1,506,264
		15,331,283
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/40(b)(c)(d)	250,000	249,375
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/49(b)(c)(d)	500,000	561,968
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 11/01/39(b)(c)(d)	275,000	305,932
		1,117,275
New York – 9.0%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(f)	500,000	532,849
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	281,259
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	$300,000	$347,489
5.00%, 6/01/28	500,000	590,056

Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	251,163
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	1,144,144
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	771,292
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/49(b)(c)(d)	1,650,000	1,665,959
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	777,895
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	581,225
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	561,900
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 0.36%, 11/01/35(b)(d)	950,000	942,562
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.49%, 11/01/31(b)(d)	1,000,000	1,000,888

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	$800,000	$986,116
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	1,107,943
New York City Municipal Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/26	2,000,000	2,313,737
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	449,434
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,150,398
New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	1,000,000	1,203,552
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	706,375
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	303,234
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	672,174
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	667,627
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	334,223
	Par	Value
New York (Continued)

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	$455,000	$524,837
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/48(b)(c)(d)	1,250,000	1,334,833
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	233,387
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	543,669
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	562,984
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	464,899
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, New York University, Series A, 4.00%, 7/01/46	250,000	283,774
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	486,550
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(f)	500,000	545,161
5.37%, 11/15/40(f)	150,000	163,605

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Liberty Development Corp., Revenue Refunding Bonds, Green Bonds, 4 World Trade Center Project, 1.20%, 11/15/28	$500,000	$475,918
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	302,282
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	300,193
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	592,572
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	558,364
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	283,247
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	560,377
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	987,338
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,291,876
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	$500,000	$553,249
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	805,054
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	470,200
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/30(a)	245,000	270,614
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	390,000	428,526
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2020-XF2868 (Barclays Bank PLC LOC), 0.10%, 11/15/42(b)(d)(e)(f)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,447,378
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/15/51	250,000	308,183
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Senior Lien Revenue Refunding Bonds, 5.00%, 5/15/50(b)(c)(d)	1,000,000	1,146,592
Troy Capital Resource Corp. Revenue Bonds, Rensselaer Polytechnic Institutute Project, 4.00%, 9/01/33	100,000	115,057
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	111,691
		37,495,904

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/23	$300,000	$311,518
4.00%, 5/01/24	240,000	253,988
5.00%, 5/01/25	240,000	266,527
5.00%, 5/01/26	275,000	313,047
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	204,422
4.00%, 9/01/34	185,000	209,487

North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	552,721
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	259,828
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/37(a)	155,000	169,691
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	109,262
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	400,000	437,088
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	602,929
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	$550,000	$644,837
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	214,714
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	604,718
University of North Carolina Hospital Chapel Hill Revenue Bonds, Series A, 0.12%, 2/15/31(b)(d)(e)	300,000	300,000
		5,454,777
North Dakota – 0.5%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	588,036
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	588,168
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	818,728
		1,994,932
Ohio – 2.0%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	403,083
5.00%, 11/15/27	370,000	435,212

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	485,779
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	989,270

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	$175,000	$199,282
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	139,566
5.00%, 7/01/26	125,000	142,819
5.00%, 7/01/27	125,000	145,656
5.00%, 7/01/28	155,000	183,598

Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	391,442
Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(f)	250,000	254,878
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	535,937
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	191,202
5.00%, 12/01/36	305,000	341,911

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	344,771
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	108,993
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	282,604
	Par	Value
Ohio (Continued)

Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	$500,000	$567,650
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 12/01/27(b)(c)(d)	500,000	508,270
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	51,354
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,076,465
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	166,488
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	341,177
		8,287,407
Oklahoma – 1.3%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	651,736
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	574,548
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	633,677

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Mcintosh County Educational Facilities Authority Lease Revenue Bonds, Checotah Public Schools Project, 2.00%, 9/01/23	$300,000	$301,751
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	950,692
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	42,500
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	633,715
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	550,897
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,107,955
		5,447,471
Oregon – 1.2%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	598,654
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/40(b)(c)(d)	500,000	543,525
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bond Series, 0.95%, 6/01/27	500,000	472,602
	Par	Value
Oregon (Continued)
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	$250,000	$273,099
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,128,613
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	187,800
4.00%, 12/01/27	240,000	268,048

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	747,707
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	835,536
		5,055,584
Pennsylvania – 5.4%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	108,881
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42(g)	250,000	300,266
Central Bradford Progress Authority Variable Revenue Refunding Bonds, Guthrie Clinic Issue, 0.19%, 12/01/41(b)(d)(e)	1,500,000	1,500,000
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	336,815
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 5/01/44(b)(c)(d)	500,000	500,337

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(f)	$185,000	$193,388
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	299,738
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	383,591
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.64%, 11/01/37(b)(d)	435,000	434,297
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project,
1.80%, 2/15/27(b)(c)(d)	330,000	331,824
1.80%, 9/01/29(b)(c)(d)	1,000,000	1,005,883

Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/01/39(b)(c)(d)	750,000	790,769
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,761,208
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	194,019
North East School District GO Limited Refunding Bonds (AGM State Aid Withholding), 4.00%, 9/01/27	850,000	957,026
Oil City GO Unlimited Bonds, Series A (AGM Insured),
4.00%, 12/01/23	145,000	152,584
4.00%, 12/01/24	150,000	161,155
4.00%, 12/01/25	185,000	202,301
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Republic Services, Inc. Project, 0.25%, 4/01/49(b)(d)(e)	$1,700,000	$1,699,620
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, 0.25%, 4/01/34(b)(d)(e)	250,000	249,944
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,298,208
5.00%, 4/15/25	200,000	222,837
4.00%, 4/15/45	500,000	561,735

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	550,485
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	870,000	880,935
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/43(b)(c)(d)	1,000,000	1,004,782
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.76%, 12/01/23(d)	500,000	502,128
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	177,637
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	591,722
5.00%, 7/01/33	400,000	463,412

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/35	$155,000	$179,639

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	276,712
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	442,955
Philadelphia Authority for Industrial Development Variable Revenue Refunding Bonds, Thomas Jefferson, 0.17%, 9/01/50(b)(d)(e)	1,500,000	1,500,000
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	612,299
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	351,004
5.00%, 5/01/28	215,000	256,135
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	123,173
4.00%, 11/15/25	115,000	125,541
4.00%, 11/15/26	125,000	138,402
4.00%, 11/15/27	130,000	145,722
4.00%, 11/15/28	105,000	118,903

Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	209,533
		22,297,545
Puerto Rico – 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Bonds, Series A, 5.25%, 7/01/42	815,000	830,225
	Par	Value
Puerto Rico (Continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(f)	$250,000	$308,495
Puerto Rico Commonwealth Public Improvement GO Unlimited Bonds, Series A-PSA, 5.00%, 12/31/40(i)	390,000	390,975
Puerto Rico Commonwealth Public Improvement GO Unlimited Refunding Bonds, Series A-PSA,
5.75%, 7/01/28(i)	105,000	99,881
5.00%, 7/01/41(i)	900,000	819,000

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 12/31/40(i)	130,000	133,900
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(i)	175,000	180,906
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	578,438
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(h)	225,000	200,812
0.00%, 7/01/31(h)	500,000	389,966
0.00%, 7/01/46(h)	875,000	284,090
		4,216,688
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	200,000	219,179
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	586,137
		805,316

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina – 0.9%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(h)	$511,272	$258,707
0.00%, 1/01/42(h)	228,148	56,803
0.00%, 7/22/51(h)	265,293	30,343

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	469,985
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 12/01/48(b)(c)(d)	850,000	961,436
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Prisma Health Obligated Group, 0.18%, 5/01/48(b)(d)(e)	2,000,000	2,000,000
		3,777,274
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	375,000	413,669
4.00%, 4/01/27	425,000	476,031
		889,700
Tennessee – 0.9%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	147,657
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center,
5.00%, 7/01/40	400,000	457,940
5.00%, 7/01/46	500,000	568,990

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	320,000	325,194
	Par	Value
Tennessee (Continued)

Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	$1,000,000	$1,194,833
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2015-XF0141 (State Intercept), 0.09%, 5/01/23(b)(d)(e)(f)	1,000,000	1,000,000
		3,694,614
Texas – 6.6%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,595,402
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	686,439
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	211,548
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 1/01/33(a)	635,000	659,867
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	310,029
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	590,565
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Prerefunded, 5.00%, 2/15/36(a)(c)(d)	195,000	195,335
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	328,787
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.25%, 7/01/37(b)(c)(d)	500,000	502,513

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	$350,000	$360,812
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series B, 5.00%, 11/01/24	1,000,000	1,101,381
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	471,289
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,171,477
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	437,615
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/51(b)(c)(d)	1,000,000	962,173
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	296,534
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System, 5.00%, 7/01/49(b)(c)(d)	1,100,000	1,208,267
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	400,686
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	557,201
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	198,581
	Par	Value
Texas (Continued)
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	$125,000	$141,768
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	575,654
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
4.00%, 9/01/23	185,000	193,757
5.00%, 9/01/36	510,000	605,507

Katy Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 1.50%, 8/15/50(b)(c)(d)	1,000,000	1,011,219
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	304,113
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	551,191
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	107,166
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	274,323
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	75,084
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/49(b)(c)(d)	345,000	348,931

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/48(b)(c)(d)	$1,000,000	$1,025,228
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	490,520
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	401,937
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(f)	375,000	378,484
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	300,606
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/49(b)(c)(d)	1,125,000	1,165,844
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	457,613
5.00%, 2/15/47	700,000	792,964

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	580,974
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	286,648
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,159,349
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	548,341
5.00%, 12/31/55	200,000	218,207
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	$750,000	$840,852
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	920,089
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	109,079
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	112,800
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(h)	480,000	390,417
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	594,113
		27,209,279
Utah – 0.5%
Murray City Hospital Variable Revenue Bonds, Series A, IHC Health Services, Inc., 0.07%, 5/15/37(b)(d)(e)	400,000	400,000
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/01/46	500,000	597,832
5.00%, 7/01/47	805,000	930,317
		1,928,149
Virginia – 3.5%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	120,000	123,782
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,154,557

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	$1,000,000	$1,066,605
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	861,933
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	604,655
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	509,365
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/42(a)	200,000	214,378
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	164,748
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,265,080
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	252,484
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/57(b)(c)(d)	500,000	526,548
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	581,235
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.50%, 7/01/57	300,000	362,168
	Par	Value
Virginia (Continued)
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, Prerefunded, 6.00%, 6/01/43(a)	$101,741	$108,049
Louisa Industrial Development Authority Pollution Control Variable Revenue Bonds, Series 2008A, Virginia Electric, 1.90%, 11/01/35(b)(c)(d)	1,000,000	1,013,546
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	616,200
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	57,760
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 7/01/49	645,000	645,972
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), 95 Express Lane, 5.00%, 7/01/34	800,000	801,206
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
5.00%, 1/01/27	250,000	254,507
4.00%, 1/01/37(g)	660,000	715,913
5.50%, 1/01/42	1,500,000	1,527,472

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	225,339
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 5/01/33(b)(c)(d)	1,000,000	1,013,545
		14,667,047

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington – 3.2%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, Prerefunded, 5.00%, 11/01/31(a)	$1,000,000	$1,137,604
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,498,493
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	639,903
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	566,708
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	290,751
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	591,060
5.00%, 4/01/44	500,000	593,037

Port of Seattle Airport Intermediate Lien Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 8/01/23	600,000	612,064
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	488,067
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	529,489
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 0.31%, 5/01/45(b)(d)	750,000	756,202
Washington State GO Unlimited Bonds, Series A-1, 5.00%, 8/01/40	1,000,000	1,117,909
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	400,925
5.00%, 2/01/40	2,000,000	2,461,491
	Par	Value
Washington (Continued)

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	$500,000	$510,970
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/49(b)(c)(d)	615,000	696,000
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	275,135
		13,165,808
Wisconsin – 2.5%
Clayton Town NANS, Series B,
2.00%, 6/01/24	100,000	100,552
2.00%, 6/01/25	225,000	225,469

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,059,896
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	991,855
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(f)	100,000	107,493
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	566,407
5.00%, 6/15/49	150,000	171,228

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	377,791
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	550,407
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(f)	250,000	280,568
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	230,913

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	$1,250,000	$1,254,849
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	681,874
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	268,857
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marshfield Clinic Health, 0.19%, 2/15/53(b)(d)(e)	1,500,000	1,500,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	397,715
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 11/15/33(b)(c)(d)	1,000,000	1,102,232
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/33(a)	400,000	406,741
		10,274,847
Total Municipal Bonds (Cost $384,982,862)		386,291,267

	Number of Shares
Investment Companies – 0.1%
iShares National Muni Bond ETF	4,205	477,183
Total Investment Companies (Cost $477,537)		477,183

	Par/Number of Shares	Value
Short-Term Investments – 8.8%
Money Market Fund – 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(j)	13,131,309	$13,131,309
Municipal Bonds – 5.6%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	512,160
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	413,962
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas McCarran International, 5.00%, 7/01/22	200,000	203,750
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	295,000	296,668
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	509,226
East Vincent GO Unlimited Refunding Bonds, 2.00%, 12/01/22	200,000	202,191
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/22	250,000	254,793
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/22	350,000	352,560
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	750,000	764,093
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	565,569

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 4.00%, 9/01/22	180,000	$183,528
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	301,125
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/22	265,000	272,386
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/22	180,000	181,506
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,433
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22	500,000	495,910
Libertyville GO Unlimited Refunding Bonds, Series A, 3.00%, 12/15/22	235,000	239,586
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22	300,000	295,905
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	260,000
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	502,885
Memphis-Shelby County Airport Authority Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/22	400,000	407,432
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	$750,000
Metropolitan Transportation Authority Revenue BANS, Series D1, 5.00%, 9/01/22	1,000,000	1,023,137
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series B, Green Bonds, Climate, 4.00%, 11/15/22	730,000	747,872
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	725,000	745,207
New Jersey Economic Development Authority Revenue Refunding Bonds, Series B, 5.00%, 11/01/22	365,000	376,108
New Jersey State Economic Development Authority Private Activity Revenue Bonds (AMT), 5.00%, 7/01/22	1,050,000	1,067,729
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,037,103
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	502,432
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.85%, 4/01/22	360,000	361,242
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.90%, 10/01/22	140,000	141,726

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 3.00%, 5/01/22	270,000	$271,656
Oil City GO Unlimited Bonds, Series A (AGM Insured), 3.00%, 12/01/22	100,000	101,889
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	201,315
Park Falls Water & Sewerage System Revenue BANS, Series C, 3.00%, 3/01/22	835,000	836,357
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 1.00%, 5/15/22	225,000	225,361
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	505,014
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/22	125,000	128,447
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.41%, 11/01/22(d)	900,000	900,869
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 0.65%, 8/01/22(c)(d)	2,500,000	$2,500,000
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2018-XG0171, 0.10%, 11/15/22(d)(e)(f)	3,000,000	3,000,000
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project, 4.50%, 1/01/23	135,000	137,167
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 5.00%, 5/01/22	215,000	217,324
		23,218,623
Total Short-Term Investments (Cost $36,264,285)		36,349,932
Total Investments – 102.0% (Cost $421,724,684)		423,118,382
Liabilities less Other Assets – (2.0)%		(8,494,550)
NET ASSETS – 100.0%		$414,623,832

Percentages shown are based on Net Assets.

(a)	Maturity date represents the prerefunded date.
(b)	Maturity date represents the puttable date.
(c)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(d)	Variable rate security. Rate as of January 31, 2022 is disclosed.
(e)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(g)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2022.
(h)	Zero coupon bond.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(j)	7-day current yield as of January 31, 2022 is disclosed.

Abbreviations:
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GARVEE	Grant Anticipation Revenue Vehicle
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PLC	Public Limited Company
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	82.8
General Obligation Unlimited Bonds	10.1
General Obligation Limited Bonds	3.0
Certificates of Participation	1.7
Revenue Notes	0.7
Tax Allocation Bonds	0.4
Special Assessment Bonds	0.1
Total	98.8

(a)Percentages shown are based on Net Assets.
(b)Excludes Investment Companies, Short-Term Money Market Fund Investments and Other.
Sector Diversification (%)(a)
Medical	16.2
General	13.9
Transportation	11.7
General Obligation	9.2
Airport	7.5
Higher Education	6.8
Development	5.2
All other sectors less than 5%	29.5
Total	100.0

(a)Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$386,291,267	$—	$386,291,267
Investment Companies	477,183	—	—	477,183
Short-Term Investments	13,131,309	23,218,623	—	36,349,932
Total Investments	$13,608,492	$409,509,890	$—	$423,118,382
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 39.7%
Automobile – 11.3%
American Credit Acceptance Receivables Trust,
Series 2021-4, Class B, 0.86%, 2/13/26(a)	$81,000	$80,133
Series 2022-1, Class B, 1.68%, 9/14/26(a)	189,000	188,641
Series 2020-4, Class C, 1.31%, 12/14/26(a)	629,000	627,227
Series 2021-2, Class C, 0.97%, 7/13/27(a)	444,000	439,612
Series 2021-4, Class C, 1.32%, 2/14/28(a)	296,000	291,763
Series 2022-1, Class C, 2.12%, 3/13/28(a)	377,000	377,576

AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A3, 0.76%, 8/18/26	189,000	187,383
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	649,390
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	327,487

BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25	255,000	253,810
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24	129,000	131,945
CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	519,000	518,356
Chesapeake Funding II LLC,
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	325,648
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	160,003

Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	491,553	488,223
Drive Auto Receivables Trust,
Series 2021-3, Class A3, 0.79%, 10/15/25	313,000	311,191
Series 2021-2, Class B, 0.58%, 12/15/25	476,000	471,316
Series 2021-3, Class B, 1.11%, 5/15/26	625,000	617,833
Series 2021-3, Class C, 1.47%, 1/15/27	625,000	617,786
Series 2021-2, Class C, 0.87%, 10/15/27	417,000	409,874
	Par	Value
Automobile (Continued)
DT Auto Owner Trust,
Series 2021-3A, Class B, 0.58%, 11/17/25(a)	$170,000	$167,635
Series 2021-4A, Class B, 1.02%, 5/15/26(a)	116,000	113,076
Series 2020-3A, Class C, 1.47%, 6/15/26(a)	149,000	148,601
Series 2021-3A, Class C, 0.87%, 5/17/27(a)	149,000	145,734
Series 2021-4A, Class C, 1.50%, 9/15/27(a)	116,000	112,146

Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/27(a)	488,000	482,967
Exeter Automobile Receivables Trust,
Series 2020-3A, Class C, 1.32%, 7/15/25	137,000	137,346
Series 2021-3A, Class B, 0.69%, 1/15/26	851,000	839,862
Series 2021-4A, Class B, 1.05%, 5/15/26	367,000	361,481
Series 2021-4A, Class C, 1.46%, 10/15/27	356,000	352,083

First Investors Auto Owner Trust, Series 2021-2A, Class A, 0.48%, 3/15/27(a)	911,982	903,609
Flagship Credit Auto Trust,
Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	72,104
Series 2021-2, Class C, 1.27%, 6/15/27(a)	150,000	147,171
Ford Credit Auto Lease Trust,
Series 2021-B, Class B, 0.66%, 1/15/25	178,000	175,219
Series 2020-B, Class C, 1.70%, 2/15/25	149,000	149,762
Series 2021-B, Class C, 0.90%, 5/15/26	176,000	172,454

Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, 6/15/26	279,000	278,317
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.37%, 1/16/26	50,000	49,677
Series 2022-1, Class A3, 1.26%, 11/16/26	244,000	242,689

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(a)	329,000	322,183

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	$379,000	$374,783
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4, 1.32%, 12/15/25(a)	300,000	298,701
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 5/15/26	250,000	246,637
Prestige Auto Receivables Trust,
Series 2021-1A, Class A3, 0.83%, 7/15/25(a)	108,000	107,244
Series 2021-1A, Class B, 1.19%, 4/15/26(a)	323,000	318,933
Series 2021-1A, Class C, 1.53%, 2/15/28(a)	116,000	112,957

Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	314,864
Santander Drive Auto Receivables Trust,
Series 2021-4, Class A3, 0.51%, 8/15/25	289,000	286,959
Series 2021-4, Class B, 0.88%, 6/15/26	796,000	785,264
Series 2021-4, Class C, 1.26%, 2/16/27	518,000	508,988
Santander Retail Auto Lease Trust,
Series 2021-C, Class A3, 0.50%, 3/20/25(a)	417,000	411,615
Series 2022-A, Class A3, 1.34%, 7/21/25(a)	262,000	261,056
Series 2022-A, Class A4, 1.42%, 1/20/26(a)	157,000	156,300
Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	85,617

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 6/22/26	449,000	445,365
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C, 2.52%, 4/15/25(a)	761,000	769,303
Series 2021-3A, Class A3, 0.95%, 6/16/25(a)	558,000	554,365
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	220,000	221,655
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	330,000	329,098
	Par	Value
Automobile (Continued)
Westlake Automobile Receivables Trust,
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	$155,000	$154,529
Series 2021-1A, Class B, 0.64%, 3/16/26(a)	483,000	479,907
Series 2021-1A, Class C, 0.95%, 3/16/26(a)	272,000	269,419
Series 2021-2A, Class B, 0.62%, 7/15/26(a)	256,000	252,834
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	399,768
Series 2021-3A, Class B, 1.29%, 1/15/27(a)	599,000	593,220
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	598,000	590,521

Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29(a)	200,000	197,022
World Omni Auto Receivables Trust,
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	310,048
Series 2020-C, Class C, 1.39%, 5/17/27	50,000	49,617
		22,735,902
Automobile Floor Plan – 0.2%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.26%, 7/25/25(a)(b)	457,000	459,786
Commercial Mortgage-Backed Securities – 2.5%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M USD LIBOR + 2.00%, 2.00% Floor), 2.11%, 9/15/36(a)(b)	242,000	239,574
Series 2021-VOLT, Class F, (1M USD LIBOR + 2.40%, 2.40% Floor), 2.51%, 9/15/36(a)(b)	370,000	364,783

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3, 2.82%, 4/10/46	471,866	474,880
Commercial Mortgage Trust,
Series 2013-LC6, Class A4, 2.94%, 1/10/46	301,345	303,680
Series 2013-CCRE7, Class A4, 3.21%, 3/10/46	497,817	505,403

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	$588,000	$587,950
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.76%, 5/15/38(a)(b)	616,000	614,822
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	506,204	508,645
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	315,333
Series 2015-C30, Class ASB, 3.56%, 7/15/48	377,143	387,154

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 0.96%, 7/15/35(a)(b)	176,111	174,308
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)	64,904	65,024
VMC Finance LLC, Series 2021-HT1, Class A, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.75%, 1/18/37(a)(b)	227,131	227,288
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	122,694	123,837
		4,892,681
Other – 24.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(c)	891,000	887,224
ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 7.86%, 4/20/32(a)(b)	746,000	725,275
	Par	Value
Other (Continued)
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.20%, 1/20/32(a)(b)	$250,000	$250,264
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.52%, 11/18/31(a)(b)	378,000	378,000
Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.59%, 4/17/32(a)(b)	170,865	170,771
Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.59%, 9/22/31(a)(b)	259,000	258,387
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	145,394	145,877
CCG Receivables Trust, Series 2021-2, Class A2, 0.54%, 3/14/29(a)	437,000	432,253
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 2.14%, 10/15/32(a)(b)	939,000	939,814
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.65%, 10/15/30(a)(b)	797,000	796,890
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.62%, 4/15/31(a)(b)	250,000	250,268
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.97%, 10/15/31(a)(b)	825,000	825,621
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 5.42%, 10/15/31(a)(b)	764,000	766,304

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.62%, 4/15/32(a)(b)	$389,000	$389,223
Cerberus Loan Funding XXXIV L.P., Series 2021-4A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.74%, 8/13/33(a)(b)	226,604	226,513
Cerberus Loan Funding XXXVI L.P., Series 2021-6A, Class A, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.64%, 11/22/33(a)(b)	672,213	672,212
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	883,920	881,345
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	412,882
Conn's Receivables Funding LLC,
Series 2020-A, Class B, 4.27%, 6/16/25(a)	85,519	85,828
Series 2021-A, Class B, 2.87%, 5/15/26(a)	381,000	378,828

CoreVest American Finance Trust, Series 2018-1, Class A, 3.80%, 6/15/51(a)	148,623	150,246
Dell Equipment Finance Trust,
Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	343,075
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	255,740
Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	102,271

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	101,938
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	276,539
Ellington CLO IV Ltd., Series 2019-4A, Class AR, (3M USD LIBOR + 1.58%, 1.58% Floor), 1.82%, 4/15/29(a)(b)	228,621	228,474
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	$134,000	$131,578
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	325,623
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	110,284
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	330,430

Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26(a)	201,000	199,682
FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	123,859	122,794
Finance of America HECM Buyout,
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	534,865	531,738
Series 2021-HB1, Class A, 0.88%, 2/25/31(a)	190,048	189,687
Series 2021-HB1, Class M1, 1.59%, 2/25/31(a)	196,000	194,221

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M USD LIBOR + 1.55%, 1.55% Floor), 1.67%, 10/15/33(a)(b)	954,000	951,823
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M USD LIBOR + 1.30%), 1.42%, 4/15/31(a)(b)	373,000	371,885
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 1/15/30(a)(c)(d)	527,000	527,000
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3M USD LIBOR + 0.87%, 0.87% Floor), 1.13%, 4/24/29(a)(b)	374,342	374,285

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	$769,000	$761,132
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	475,476
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	157,997
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	376,166
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	779,938
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	909,951

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M USD LIBOR + 1.30%), 1.44%, 2/05/31(a)(b)	562,000	559,777
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 3.05%, 7/20/30(a)(b)	507,000	506,997
Series 2019-42A, Class A2, (3M USD LIBOR + 2.00%, 2.00% Floor), 2.25%, 4/20/31(a)(b)	472,000	472,211

Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 0.86%, 11/01/23(a)(b)	402,936	403,662
Grand Avenue CRE, Series 2019-FL1, Class AS, (1M USD LIBOR + 1.50%), 1.61%, 6/15/37(a)(b)(c)	40,693	40,579
GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	314,084
HPEFS Equipment Trust,
Series 2022-1A, Class A3, 1.38%, 5/21/29(a)	551,000	549,881
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	226,000	225,591
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	149,772
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	336,140
Series 2020-2A, Class C, 2.00%, 7/22/30(a)	289,000	290,977
	Par	Value
Other (Continued)

Ivy Hill Middle Market Credit Fund IX Ltd., Series 9A, Class CR, (3M USD LIBOR + 2.35%), 2.59%, 1/18/30(a)(b)	$778,000	$770,914
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 8.01%, 4/22/33(a)(b)	970,000	929,948
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 1.72%, 10/17/31(a)(b)	202,000	202,000
Series 2019-2A, Class A2R, 2.53%, 10/17/31(a)	100,000	99,802

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M USD LIBOR + 1.18%, 1.18% Floor), 1.49%, 10/15/33(a)(b)	145,000	144,858
Legal Fee Funding LLLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	60,211	59,841
MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 7/17/31(a)(d)	971,000	971,000
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(c)	403,000	392,555
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(c)	221,000	215,095

Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3M USD LIBOR + 0.92%, 0.92% Floor), 1.16%, 10/15/29(a)(b)	541,000	539,971
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3, 1.32%, 10/15/52(a)	175,200	175,069
Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	924,163

Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	128,967	129,354

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

OCP CLO Ltd., Series 2017-13A, Class A1AR, (3M USD LIBOR + 0.96%, 0.96% Floor), 1.20%, 7/15/30(a)(b)	$585,000	$585,175
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3M USD LIBOR + 0.97%, 0.97% Floor), 1.28%, 7/19/30(a)(b)	889,000	885,769
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class AT1, 1.28%, 8/15/52(a)	893,747	893,547
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	143,000	139,925
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	226,215
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	796,073

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.05%, 4/20/32(a)(b)	400,000	400,878
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.57%, 6/21/32(a)(b)	915,000	914,141
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 3.08%, 1/15/31(a)(b)	788,000	788,755
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.51%, 8/20/32(a)(b)	334,000	333,705
Parliament Funding II Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.49%, 10/20/31(a)(b)	349,000	348,999
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27(a)	177,000	174,918
PFS Financing Corp.,
Series 2020-A, Class A, 1.27%, 6/15/25(a)	937,000	936,268
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	882,688
	Par	Value
Other (Continued)
PFS Financing Corp.,
Series 2020-E, Class B, 1.57%, 10/15/25(a)	$747,000	$745,248
Series 2020-E, Class A, 1.00%, 10/15/25(a)	134,000	132,889
Series 2020-G, Class A, 0.97%, 2/15/26(a)	531,000	523,880
Series 2020-G, Class B, 1.57%, 2/15/26(a)	100,000	99,593
Series 2021-A, Class A, 0.71%, 4/15/26(a)	367,000	359,135
Series 2021-A, Class B, 0.96%, 4/15/26(a)	100,000	97,818
Series 2021-B, Class A, 0.77%, 8/15/26(a)	317,000	309,469
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	98,958
PRET LLC,
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(e)	329,305	327,565
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(e)	944,421	937,057
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.09% on 7/27/24), 1.99%, 6/27/60(a)(e)	421,414	413,677
Series 2021-NPL4, Class A1, (Step to 2.54% on 11/27/24), 2.36%, 10/27/60(a)(e)	920,055	907,745

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	439,732	439,155
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.19%, 4/17/28(a)(b)	20,350	20,343
Towd Point Mortgage Trust,
Series 2017-2, Class A1, 2.75%, 4/25/57(a)	208,316	209,601
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	323,085	328,690

TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	126,931	127,424

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(e)	$89,489	$89,018
Series 2021-NPL2, Class A1, (Step to 5.12% on 3/26/24), 2.12%, 3/27/51(a)(e)	316,891	314,912

VCP CLO II Ltd., Series 2021-2A, Class E, (3M USD LIBOR + 8.40%), 8.64%, 4/15/31(a)(b)(c)	1,119,000	1,127,083
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)(c)	404,244	398,276
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(c)	361,399	356,775

Venture XX CLO Ltd., Series 2015-20A, Class B1R, (3M USD LIBOR + 1.25%), 1.49%, 4/15/27(a)(b)	250,000	249,800
Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	375,000	378,736
VOLT C LLC, Series 2021-NPL9, Class A1, 1.99%, 5/25/51(a)	313,044	309,919
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(e)	356,873	353,368
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(e)	389,733	385,267
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.16%, 4/20/28(a)(b)	163,905	163,909
Woodmont Trust,
Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 1.60%, 7/15/31(a)(b)	526,000	525,999
Series 2019-6A, Class A1R2, (3M USD LIBOR + 1.48%, 1.48% Floor), 1.79%, 7/15/31(a)(b)	250,000	249,976
	Par	Value
Other (Continued)

Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.53%, 4/15/30(a)(b)	$311,757	$309,982
		48,156,316
Student Loan – 0.0%(f)
SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A1, (1M USD LIBOR + 0.50%), 0.61%, 1/15/53(a)(b)	33,341	33,348
Whole Loan – 1.7%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	130,897	132,259
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	165,991	165,472
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(g)	354,884	353,535
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	180,074	178,829
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	192,000	190,127
CIM Trust,
Series 2017-7, Class A, 3.00%, 4/25/57(a)(g)	67,980	68,500
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	221,070	227,975
PRPM LLC,
Series 2021-2, Class A1, 2.11%, 3/25/26(a)(g)	308,240	304,437
Series 2021-9, Class A1, 2.36%, 10/25/26(a)(g)	440,045	435,856
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(e)	430,011	426,110
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(e)	519,648	519,618

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)

RCO VII Mortgage LLC, Series 2021-2, Class A1, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(e)	$411,065	$405,439
		3,408,157
Total Asset-Backed Securities (Cost $79,930,015)		79,686,190

	Number of Shares
Common Stocks – 0.6%
Real Estate – 0.2%
Copper Property CTL Pass Through Trust(h)*	25,536	408,576
Retail – 0.0%(f)
J.C. Penney Earnout(h)*	3,405	40,009
Transportation – 0.4%
PHI Group, Inc.	44,387	643,611
Total Common Stocks (Cost $862,715)		1,092,196

	Par
Corporate Bonds – 1.5%
Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	391,000	394,351
Diversified Financial Services – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	936,000	942,982
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	164,764
Housewares – 0.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	315,000	327,994
Investment Management Companies – 0.2%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	521,065
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	164,000	181,504
	Par	Value
Telecommunications – 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	$381,000	$392,316
Frontier Communications Holdings LLC, 5.87%, 10/15/27(a)	137,000	141,069
		533,385
Total Corporate Bonds (Cost $2,993,453)		3,066,045

Foreign Issuer Bonds – 0.4%
Canada – 0.3%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	574,265
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	175,000	179,887
Total Foreign Issuer Bonds (Cost $605,490)		754,152

Mortgage-Backed Securities – 1.1%
Federal Home Loan Mortgage Corporation – 0.7%
Multifamily Structured Pass Through Certificates, Series K042, Class A1, 2.27%, 6/25/24	77,236	78,224
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	114,140	114,302
Series 4387, Class VA, 3.00%, 2/15/26	273,524	275,052
Series 4220, Class EH, 2.50%, 6/15/28	313,249	318,898
Series 4311, Class QC, 2.25%, 10/15/28	308,198	313,091
Series 4162, Class P, 3.00%, 2/15/33	232,241	239,869
		1,339,436
Federal National Mortgage Association – 0.1%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(i)	90,618	85,782
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	100,147	101,042
Series 2012-144, Class PD, 3.50%, 4/25/42	127,183	130,767
		317,591

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.54%, 11/16/52(g)	$1,454,192	$23,640
Series 2015-108, Class IO, 0.51%, 10/16/56(g)	86,798	2,441
Series 2015-7, Class IO, 0.56%, 1/16/57(g)	2,028,315	60,960
Series 2020-42, Class IO, 0.95%, 3/16/62(g)	1,493,329	107,561
Series 2020-43, Class IO, 1.27%, 11/16/61(g)	1,001,404	82,012
Series 2020-71, Class IO, 1.10%, 1/16/62(g)	1,332,090	103,990
Series 2020-75, Class IO, 0.94%, 2/16/62(g)	2,555,081	181,295
		561,899
Total Mortgage-Backed Securities (Cost $2,835,880)		2,218,926

Term Loans – 3.0%
Advertising – 0.4%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, (3M USD LIBOR + 3.25%, 0.75% Floor), 4.00%, 9/27/24(b)	472,143	471,048
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 5.50%, 8/16/23(b)	373,900	372,498
		843,546
Commercial Services – 0.5%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 4.00%, 5/17/28(b)	270,640	270,134
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 4.00%, 1.00% Floor), 4.50%, 11/25/24(b)(h)	689,787	641,502
		911,636
Environmental Control – 0.2%
Packers Holdings LLC, Initial Term Loan (2021), (3M USD LIBOR + 3.25%, 0.75% Floor), 4.00%, 3/09/28(b)	331,562	329,629
	Par	Value
Healthcare - Services – 0.5%
GHX Ultimate Parent Corp., Initial Term Loan, (3M USD LIBOR + 3.25%, 1.00% Floor), 4.25%, 6/28/24(b)	$494,762	$492,600
Heartland Dental LLC, 2021 Incremental Term Loan, (1M USD LIBOR + 4.00%), 4.10%, 4/30/25(b)	496,560	496,252
		988,852
Insurance – 0.3%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 3.11%, 11/03/24(b)	648,282	644,691
Pharmaceuticals – 0.1%
PetVet Care Centers LLC, 2021 Replacement Term Loan, (1M USD LIBOR + 3.50%, 0.75% Floor), 4.25%, 2/14/25(b)	184,528	184,297
Retail – 0.0%(f)
J.C. Penney Corp., Inc., Loan, (h)(j)	233,386	233
Software – 0.5%
Applied Systems, Inc., Closing Date Term Loan, (3M USD LIBOR + 3.00%, 0.50% Floor), 3.50%, 9/19/24(b)	320,000	319,382
Azalea Topco, Inc., Initial Term Loan, 7/24/26(k)	331,336	329,431
Polaris Newco LLC, Dollar Term Loan, (3M USD LIBOR + 4.00%, 0.50% Floor), 4.50%, 6/02/28(b)	329,175	328,912
		977,725
Telecommunications – 0.3%
Frontier Communications Corp., TLB, (3M USD LIBOR + 3.75%, 0.75% Floor), 4.50%, 5/01/28(b)	367,225	366,215
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 7.25%, 9/21/27(b)	311,227	311,694
		677,909

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Transportation – 0.2%
Hanjin International Corp., Loan,
(3M USD LIBOR + 5.00%, 0.50% Floor), 5.50%, 12/23/22(b)	$424,000	$425,590
12/23/22(k)	3,000	3,011
		428,601
Total Term Loans (Cost $5,984,225)		5,987,119

	Number of Shares
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC (h)*	318	4,611
Total Warrants (Cost $146,140)		4,611

Investment Companies – 44.9%
Schwab Intermediate-Term U.S. Treasury ETF	582,555	32,180,338
Schwab Short-Term U.S. Treasury ETF	484,559	24,460,539
Vanguard Intermediate-Term Corporate Bond ETF	88,404	7,997,026
Vanguard Mortgage-Backed Securities ETF	36,618	1,906,333
Vanguard Short-Term Corporate Bond ETF	188,429	15,128,964
	Number of Shares	Value

Vanguard Short-Term Inflation-Protected Securities ETF	161,875	$8,265,338
Total Investment Companies (Cost $91,783,823)		89,938,538

	Number of Shares
Short-Term Investments – 10.3%
Money Market Fund – 8.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(l)	17,897,376	17,897,376
U.S. Treasury Bills – 1.4%
U.S. Treasury Bill, 0.02%, 2/01/22(m)	1,767,000	1,767,000
U.S. Treasury Bill, 0.02%, 2/08/22(m)	1,040,000	1,039,994
		2,806,994
Total Short-Term Investments (Cost $20,704,371)		20,704,370
Total Investments – 101.5% (Cost $205,846,112)		203,452,147
Liabilities less Other Assets – (1.5)%		(2,947,727)
NET ASSETS – 100.0%		$200,504,420

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Variable rate security. Rate as of January 31, 2022 is disclosed.
(c)	Restricted security that has been deemed illiquid. At January 31, 2022, the value of these restricted illiquid securities amounted to $3,944,587 or 1.97% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$ 891,000
Fortress Credit Opportunities XVII CLO Ltd., 1/15/30	1/21/22	527,000
Grand Avenue CRE, 1.61%, 6/15/37	3/18/21	40,715
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	402,757
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 8.64%, 4/15/31	2/05/21	1,085,430
VCP RRL ABS I Ltd., 2.15%, 10/20/31	7/28/21	404,244
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	361,398

(d)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2022.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(e)	Step coupon bond. Rate as of January 31, 2022 is disclosed.
(f)	Amount rounds to less than 0.05%.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2022 is disclosed.
(h)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(i)	Zero coupon bond.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	Position is unsettled. Contract rate was not determined at January 31, 2022 and does not take effect until settlement date.
(l)	7-day current yield as of January 31, 2022 is disclosed.
(m)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	82.2
Cayman Islands	8.2
All other countries less than 5%	9.6
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	44.9
Asset-Backed Securities	39.7
Short-Term Investments	10.3
All other sectors less than 5%	5.1
Total	100.0
(a)Percentages shown are based on Net Assets.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$79,686,190	$—	$79,686,190
Common Stocks	643,611	—	448,585	1,092,196
Corporate Bonds	—	3,066,045	—	3,066,045
Foreign Issuer Bonds	—	754,152	—	754,152
Mortgage-Backed Securities	—	2,218,926	—	2,218,926
Term Loans	—	5,345,384	641,735	5,987,119
Warrants	—	—	4,611	4,611
Investment Companies	89,938,538	—	—	89,938,538
Short-Term Investments	17,897,376	2,806,994	—	20,704,370
Total Investments	$108,479,525	$93,877,691	$1,094,931	$203,452,147
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of January 31, 2022:
Financial Assets	Fair Value at 1/31/22	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$448,585	Third-Party Broker Quotes	Quotes/Prices	$11.75 - $16.00
Term Loans	$641,735	Third-Party Broker Quotes	Quotes/Prices	$0.10 - $93.00
Warrants	$4,611	Third-Party Broker Quotes	Quotes/Prices	$14.50
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 1.3%
Commercial Mortgage-Backed Securities – 0.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.94%, 5/10/47(b)(c)	$175,000	$162,059
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	98,906
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.16%, 8/10/44(b)(c)	315,000	151,987
Series 2011-GC5, Class C, 5.16%, 8/10/44(b)(c)	35,000	30,013
Series 2013-GC13, Class C, 4.06%, 7/10/46(b)(c)	320,000	299,243
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(c)	50,000	45,503

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	97,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.35%, 8/15/46(c)	110,000	81,789
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(c)	100,000	88,145
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	45,750
Series 2016-C36, Class C, 4.17%, 11/15/59(c)	45,000	39,155
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.51%, 3/15/44(b)(c)	210,870	105,604
Series 2012-C7, Class D, 4.74%, 6/15/45(b)(c)	320,000	166,240
Series 2012-C10, Class C, 4.35%, 12/15/45(c)	120,000	108,569
		1,520,745
	Par(a)	Value
Other – 0.6%
AIG CLO LLC, Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 6.76%, 7/20/34(b)(d)	$250,000	$248,905
NYACK Park CLO Ltd., Series 2021-1A, Class E, (3M USD LIBOR + 6.10%, 6.10% Floor), 6.22%, 10/20/34(b)(d)	250,000	248,770
Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, (3M USD LIBOR + 6.75%, 6.75% Floor), 6.99%, 10/15/34(b)(d)	250,000	248,750
OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, (3M USD LIBOR + 6.25%, 6.25% Floor), 6.50%, 7/02/35(b)(d)	250,000	248,222
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M USD LIBOR + 6.61%, 6.61% Floor), 6.85%, 7/15/34(b)(d)	250,000	248,397
VOLT XCVI LLC, Series 2021-NPL5, Class A2, (Step to 8.83% on 3/25/25), 4.83%, 3/27/51(b)(e)	100,000	98,382
		1,341,426
Total Asset-Backed Securities (Cost $3,138,548)		2,862,171

	Number of Shares
Common Stocks – 1.0%
Aerospace/Defense – 0.0%(f)
Lockheed Martin Corp.	168	65,374
Auto Manufacturers – 0.0%(f)
Cummins, Inc.	226	49,919
Banks – 0.0%(f)
Morgan Stanley	534	54,756
Beverages – 0.0%(f)
Coca-Cola (The) Co.	1,009	61,559
Chemicals – 0.0%(f)
Hexion Holdings Corp., Class B*	341	9,719

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Commercial Services – 0.0%(f)
Automatic Data Processing, Inc.	113	$23,297
Computers – 0.1%
Accenture PLC, Class A	141	49,855
Apple, Inc.	370	64,668
		114,523
Cosmetics/Personal Care – 0.0%(f)
Procter & Gamble (The) Co.	362	58,083
Diversified Financial Services – 0.0%(f)
BlackRock, Inc.	55	45,262
Electric – 0.1%
Duke Energy Corp.	533	55,997
NextEra Energy, Inc.	624	48,747
		104,744
Engineering & Construction – 0.0%(f)
Mcdermott International Ltd.*	1,932	1,236
Healthcare - Products – 0.0%(f)
Abbott Laboratories	382	48,690
Healthcare - Services – 0.1%
Anthem, Inc.	112	49,391
UnitedHealth Group, Inc.	71	33,552
		82,943
Machinery - Diversified – 0.0%(f)
Deere & Co.	149	56,084
Media – 0.1%
Altice USA, Inc., Class A*	16,055	231,513
Comcast Corp., Class A	1,219	60,938
		292,451
Mining – 0.0%(f)
Newmont Corp.	1,000	61,170
Oil & Gas – 0.0%(f)
Battalion Oil Corp.*	363	5,463
Chevron Corp.	502	65,928
		71,391
Pharmaceuticals – 0.1%
AbbVie, Inc.	460	62,969
Bristol-Myers Squibb Co.	739	47,954
Johnson & Johnson	297	51,170
Merck & Co., Inc.	525	42,777
		204,870
Pipelines – 0.0%(f)
Williams (The) Cos., Inc.	1,431	42,844
	Number of Shares	Value
Real Estate Investment Trusts – 0.0%(f)
American Tower Corp.	195	$49,042
Retail – 0.1%
Home Depot (The), Inc.	96	35,230
Starbucks Corp.	475	46,702
Walmart, Inc.	359	50,192
		132,124
Semiconductors – 0.0%(f)
Broadcom, Inc.	49	28,708
Texas Instruments, Inc.	163	29,257
		57,965
Software – 0.0%(f)
Clarivate PLC*	78	1,284
Microsoft Corp.	158	49,135
		50,419
Telecommunications – 0.3%
Cisco Systems, Inc.	948	52,775
T-Mobile U.S., Inc.*	4,349	470,431
		523,206
Transportation – 0.1%
Union Pacific Corp.	219	53,557
United Parcel Service, Inc., Class B	249	50,350
		103,907
Total Common Stocks (Cost $2,327,731)		2,365,578

	Par(a)
Convertible Bonds – 1.9%
Airlines – 0.2%
Southwest Airlines Co., 1.25%, 5/01/25	$300,000	408,757
Biotechnology – 0.4%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	140,000	146,020

1.25%, 5/15/27	545,000	581,942

Ionis Pharmaceuticals, Inc., 0.00%, 4/01/26(b)(g)	80,000	71,108
Livongo Health, Inc., 0.87%, 6/01/25	150,000	158,850
		957,920
Entertainment – 0.0%(f)
Penn National Gaming, Inc., 2.75%, 5/15/26	35,000	75,089

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Healthcare - Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	$480,000	$426,720
Internet – 0.2%
Twitter, Inc., 0.00%, 3/15/26(b)(g)	130,000	115,050
Uber Technologies, Inc., 0.00%, 12/15/25(g)	205,000	191,972
Zillow Group, Inc., 1.38%, 9/01/26	25,000	33,937
		340,959
Leisure Time – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27(b)	195,000	185,415
Peloton Interactive, Inc., 0.00%, 2/15/26(b)(g)	95,000	81,308
		266,723
Media – 0.6%
DISH Network Corp.,
2.38%, 3/15/24	135,000	129,288

0.00%, 12/15/25(g)	100,000	97,517

3.37%, 8/15/26	1,195,000	1,112,293
		1,339,098
Software – 0.2%
Bilibili, Inc., 0.50%, 12/01/26(b)	90,000	69,479
Nutanix, Inc., 0.25%, 10/01/27(b)	80,000	67,764
Splunk, Inc., 1.12%, 6/15/27	200,000	181,609
Zynga, Inc., 0.00%, 12/15/26(g)	110,000	112,021
		430,873
Total Convertible Bonds (Cost $4,401,836)		4,246,139

	Number of Shares
Convertible Preferred Stocks – 0.1%
Software – 0.0%(f)
Clarivate PLC, 5.25%	1,690	116,644
Telecommunications – 0.1%
2020 Cash Mandatory Exchangeable Trust(b)(h)*	250	248,649
Total Convertible Preferred Stocks (Cost $474,140)		365,293

	Par(a)	Value
Corporate Bonds – 20.0%
Advertising – 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28(b)	$105,000	$108,937
7.50%, 6/01/29(b)	120,000	124,350

Terrier Media Buyer, Inc., 8.87%, 12/15/27(b)	45,000	47,498
		280,785
Aerospace/Defense – 0.3%
Moog, Inc., 4.25%, 12/15/27(b)	15,000	15,053
Spirit AeroSystems, Inc., 4.60%, 6/15/28	405,000	391,040
TransDigm, Inc., 5.50%, 11/15/27	225,000	226,125
		632,218
Airlines – 0.7%
American Airlines, Inc., 11.75%, 7/15/25(b)	175,000	211,825
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	170,000	174,038
5.75%, 4/20/29(b)	720,000	737,100

Delta Air Lines, Inc., 7.37%, 1/15/26	108,000	122,982
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	175,000	178,969
United Airlines, Inc.,
4.38%, 4/15/26(b)	75,000	74,445
4.62%, 4/15/29(b)	110,000	108,842
		1,608,201
Auto Manufacturers – 0.9%
Ford Motor Co.,
9.00%, 4/22/25	835,000	986,611
3.25%, 2/12/32	170,000	161,728

Ford Motor Credit Co. LLC, 2.30%, 2/10/25	475,000	466,013
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(i)(j)	190,000	200,507
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(i)(j)	155,000	168,950
(5Y US Treasury CMT + 5.00%), 5.70%, 9/30/30(i)(j)	60,000	67,428
		2,051,237

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Auto Parts & Equipment – 0.1%
Dana, Inc., 4.25%, 9/01/30	$35,000	$33,906
Goodyear Tire & Rubber (The) Co., 5.00%, 7/15/29(b)	5,000	5,003
Meritor, Inc., 4.50%, 12/15/28(b)	45,000	43,807
Tenneco, Inc., 7.87%, 1/15/29(b)	45,000	47,820
Wheel Pros, Inc., 6.50%, 5/15/29(b)	55,000	51,150
		181,686
Banks – 0.1%
Freedom Mortgage Corp., 7.63%, 5/01/26(b)	220,000	210,100
Beverages – 0.0%(f)
Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	110,000	103,125
Building Materials – 0.4%
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	290,000	297,725
4.25%, 2/01/32(b)	60,000	58,740

Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	145,000	149,749
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	52,322
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	75,000	74,320
Patrick Industries, Inc., 4.75%, 5/01/29(b)	90,000	86,850
Standard Industries, Inc., 4.38%, 7/15/30(b)	65,000	62,075
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	40,825
Victors Merger Corp., 6.37%, 5/15/29(b)	105,000	96,303
		918,909
Chemicals – 0.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	100,000	98,250
Chemours (The) Co., 5.37%, 5/15/27	60,000	61,676
Diamond B.C. B.V., 4.63%, 10/01/29(b)	50,000	46,877
Olin Corp.,
5.62%, 8/01/29	20,000	21,004
5.00%, 2/01/30	135,000	137,363
		365,170
	Par(a)	Value
Coal – 0.0%(f)
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	$35,000	$34,099
Commercial Services – 0.5%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	330,000	310,405
Deluxe Corp., 8.00%, 6/01/29(b)	80,000	82,687
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	180,000	161,951
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	190,000	189,696
5.87%, 10/01/30(b)	105,000	105,192
Sabre GLBL, Inc.,
9.25%, 4/15/25(b)	125,000	140,383
7.37%, 9/01/25(b)	65,000	66,625
		1,056,939
Computers – 0.1%
NCR Corp.,
5.00%, 10/01/28(b)	75,000	74,517
5.25%, 10/01/30(b)	80,000	78,658
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	25,437
8.25%, 2/01/28(b)	25,000	26,395
		205,007
Cosmetics/Personal Care – 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	175,000	172,375
Distribution/Wholesale – 0.0%(f)
Resideo Funding, Inc., 4.00%, 9/01/29(b)	80,000	75,400
Diversified Financial Services – 1.7%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(i)(j)	45,000	44,775
Cobra AcquisitionCo LLC, 6.37%, 11/01/29(b)	235,000	228,862
Coinbase Global, Inc., 3.63%, 10/01/31(b)	40,000	34,850
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	200,000	197,684
LFS Topco LLC, 5.87%, 10/15/26(b)	75,000	76,766
Midcap Financial Issuer Trust,
6.50%, 5/01/28(b)	120,000	120,895

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)
Midcap Financial Issuer Trust,
5.63%, 1/15/30(b)	$200,000	$194,046
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	360,000	373,457
5.75%, 11/15/31(b)	120,000	116,039
Navient Corp.,
5.00%, 3/15/27	300,000	290,526
4.88%, 3/15/28	230,000	219,938
5.50%, 3/15/29	235,000	229,313
OneMain Finance Corp.,
6.87%, 3/15/25	140,000	151,900
8.87%, 6/01/25	45,000	47,763
3.50%, 1/15/27	265,000	251,692

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 2/01/27(b)(k)	105,000	107,254
Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(b)	140,000	142,800
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	480,000	456,463
3.63%, 3/01/29	105,000	98,163
3.88%, 3/01/31(b)	100,000	93,629
4.00%, 10/15/33(b)	320,000	299,424
		3,776,239
Electric – 0.4%
Calpine Corp., 5.13%, 3/15/28(b)	465,000	453,622
NRG Energy, Inc., 5.25%, 6/15/29(b)	10,000	10,290
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	45,138
PG&E Corp.,
5.00%, 7/01/28	110,000	110,000
5.25%, 7/01/30	15,000	14,871

Talen Energy Supply LLC, 7.62%, 6/01/28(b)	200,000	179,000
		812,921
Electrical Component & Equipment – 0.1%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	115,000	108,698
Entertainment – 0.6%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(b)	45,000	47,531
	Par(a)	Value
Entertainment (Continued)
Boyne USA, Inc., 4.75%, 5/15/29(b)	$50,000	$50,215
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)	120,000	114,888
Everi Holdings, Inc., 5.00%, 7/15/29(b)	40,000	39,800
International Game Technology PLC, 4.13%, 4/15/26(b)	200,000	200,500
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(b)	35,000	34,785
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	165,000	162,567
3.75%, 1/15/28(b)	85,000	82,025

Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	75,000	76,223
Scientific Games International, Inc., 7.00%, 5/15/28(b)	285,000	299,321
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.87%, 11/01/27(b)	60,000	60,300
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	125,000	121,488
		1,289,643
Environmental Control – 0.0%(f)
Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	73,936
Food – 0.4%
Kraft Heinz Foods Co., 3.00%, 6/01/26	218,000	220,263
Performance Food Group, Inc., 4.25%, 8/01/29(b)	95,000	89,139
Post Holdings, Inc.,
5.50%, 12/15/29(b)	5,000	5,139
4.62%, 4/15/30(b)	290,000	279,487
4.50%, 9/15/31(b)	170,000	161,791

Simmons Foods, Inc., 4.63%, 3/01/29(b)	85,000	81,494
		837,313
Food Service – 0.0%(f)
Aramark Services, Inc., 5.00%, 2/01/28(b)	20,000	19,850

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Healthcare - Products – 0.1%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(b)	$135,000	$131,288
Healthcare - Services – 1.0%
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	75,000	73,596
CHS/Community Health Systems, Inc., 5/15/30(b)(k)	420,000	418,194
DaVita, Inc., 3.75%, 2/15/31(b)	230,000	211,301
Encompass Health Corp., 4.75%, 2/01/30	115,000	113,563
HCA, Inc., 5.37%, 9/01/26	355,000	385,175
LifePoint Health, Inc., 5.38%, 1/15/29(b)	230,000	218,787
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	65,000	63,146
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	150,000	153,481
4.63%, 6/15/28(b)	20,000	19,811
6.12%, 10/01/28(b)	220,000	220,719
4.38%, 1/15/30(b)	385,000	371,009

US Acute Care Solutions LLC, 6.37%, 3/01/26(b)	70,000	70,350
		2,319,132
Home Builders – 0.1%
Forestar Group, Inc., 3.85%, 5/15/26(b)	25,000	24,500
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	25,643
KB Home, 4.80%, 11/15/29	50,000	52,176
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(b)	125,000	133,125
		235,444
Home Furnishings – 0.0%(f)
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	90,000	83,932
Insurance – 0.1%
AmWINS Group, Inc., 4.88%, 6/30/29(b)	130,000	127,238
AssuredPartners, Inc., 5.63%, 1/15/29(b)	85,000	79,019
BroadStreet Partners, Inc., 5.87%, 4/15/29(b)	80,000	76,280
		282,537
	Par(a)	Value
Internet – 0.3%
ANGI Group LLC, 3.88%, 8/15/28(b)	$95,000	$86,964
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	38,850
Endure Digital, Inc., 6.00%, 2/15/29(b)	275,000	244,750
Netflix, Inc.,
5.37%, 11/15/29(b)	170,000	194,386
4.88%, 6/15/30(b)	10,000	11,138

Uber Technologies, Inc., 4.50%, 8/15/29(b)	15,000	14,550
		590,638
Investment Management Companies – 0.3%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	55,000	56,540
5.25%, 5/15/27	570,000	574,104
4.38%, 2/01/29	80,000	76,044
		706,688
Iron/Steel – 0.3%
Allegheny Technologies, Inc.,
5.87%, 12/01/27	60,000	61,144
4.88%, 10/01/29	75,000	73,637
5.13%, 10/01/31	80,000	78,332

Carpenter Technology Corp., 6.37%, 7/15/28	20,000	20,767
Cleveland-Cliffs, Inc.,
9.87%, 10/17/25(b)	93,000	103,946
6.75%, 3/15/26(b)	35,000	36,673
4.63%, 3/01/29(b)	135,000	131,724

Commercial Metals Co., 4.13%, 1/15/30	100,000	99,250
United States Steel Corp., 6.87%, 3/01/29	60,000	60,600
		666,073
Leisure Time – 0.9%
Carnival Corp.,
5.75%, 3/01/27(b)	535,000	513,172
6.00%, 5/01/29(b)	75,000	72,150
NCL Corp. Ltd.,
5.87%, 3/15/26(b)	320,000	304,800
5.88%, 3/15/26	5,000	4,763

NCL Finance Ltd., 6.12%, 3/15/28(b)	55,000	52,013
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	215,000	200,763
3.70%, 3/15/28	95,000	85,737

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd.,
5.50%, 4/01/28(b)	$445,000	$431,779

Viking Cruises Ltd., 5.87%, 9/15/27(b)	55,000	50,188
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	175,000	171,062
VOC Escrow Ltd., 5.00%, 2/15/28(b)	85,000	82,489
		1,968,916
Lodging – 0.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	140,000	139,300
4.87%, 7/01/31(b)	90,000	87,104
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	265,000	263,013
4.50%, 6/15/29(b)	60,000	58,862

MGM Resorts International, 5.50%, 4/15/27	260,000	268,472
Travel + Leisure Co.,
6.62%, 7/31/26(b)	255,000	272,212
6.00%, 4/01/27	10,000	10,400
4.50%, 12/01/29(b)	145,000	139,970
4.63%, 3/01/30(b)	130,000	127,238
		1,366,571
Machinery - Diversified – 0.0%(f)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	48,292
Media – 2.5%
AMC Networks, Inc., 4.25%, 2/15/29	205,000	197,173
Audacy Capital Corp., 6.75%, 3/31/29(b)	190,000	178,600
Block Communications, Inc., 4.88%, 3/01/28(b)	20,000	19,669
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	805,000	798,797
4.50%, 8/15/30(b)	105,000	102,375
4.25%, 2/01/31(b)	70,000	66,779
4.75%, 2/01/32(b)	670,000	659,079
4.50%, 5/01/32	55,000	53,006
4.25%, 1/15/34(b)	110,000	101,777
CSC Holdings LLC,
5.75%, 1/15/30(b)	500,000	471,140
	Par(a)	Value
Media (Continued)
CSC Holdings LLC,
4.63%, 12/01/30(b)	$400,000	$356,000
4.50%, 11/15/31(b)	400,000	372,696
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.37%, 8/15/26(b)	175,000	80,938
6.62%, 8/15/27(b)	90,000	23,569

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.87%, 8/15/27(b)	345,000	346,276
DISH DBS Corp.,
7.75%, 7/01/26	310,000	319,024
7.37%, 7/01/28	65,000	62,813
5.13%, 6/01/29	270,000	235,575

Gray Escrow II, Inc., 5.38%, 11/15/31(b)	35,000	34,510
Gray Television, Inc., 4.75%, 10/15/30(b)	245,000	234,875
iHeartCommunications, Inc., 4.75%, 1/15/28(b)	240,000	238,198
McGraw-Hill Education, Inc.,
5.75%, 8/01/28(b)	120,000	114,000
8.00%, 8/01/29(b)	120,000	112,200

Nexstar Media, Inc., 5.62%, 7/15/27(b)	20,000	20,500
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	185,000	178,525
Scripps Escrow II, Inc., 5.38%, 1/15/31(b)	80,000	79,130
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	120,000	112,992
Townsquare Media, Inc., 6.87%, 2/01/26(b)	35,000	36,349
Univision Communications, Inc., 6.62%, 6/01/27(b)	80,000	84,389
		5,690,954
Mining – 0.2%
Freeport-McMoRan, Inc., 4.63%, 8/01/30	150,000	156,052
Novelis Corp., 4.75%, 1/30/30(b)	180,000	179,100
		335,152
Office/Business Equipment – 0.1%
Pitney Bowes, Inc., 6.88%, 3/15/27(b)	135,000	133,290

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Office/Business Equipment (Continued)
Xerox Holdings Corp.,
5.00%, 8/15/25(b)	$35,000	$35,458
5.50%, 8/15/28(b)	100,000	100,558
		269,306
Oil & Gas – 2.0%
Antero Resources Corp., 5.38%, 3/01/30(b)	55,000	56,914
Apache Corp., 5.35%, 7/01/49	125,000	131,019
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26(b)	130,000	129,837
5.88%, 6/30/29(b)	80,000	77,200

California Resources Corp., 7.12%, 2/01/26(b)	30,000	31,183
Callon Petroleum Co., 8.00%, 8/01/28(b)	175,000	178,281
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	35,000	37,713
Centennial Resource Production LLC, 6.87%, 4/01/27(b)	75,000	75,750
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	30,000	30,921
6.75%, 4/15/29(b)	90,000	96,188

Comstock Resources, Inc., 6.75%, 3/01/29(b)	80,000	82,303
Crescent Energy Finance LLC, 7.25%, 5/01/26(b)	95,000	97,480
CVR Energy, Inc., 5.25%, 2/15/25(b)	60,000	57,900
Endeavor Energy Resources L.P./EER Finance, Inc., 6.62%, 7/15/25(b)	55,000	57,486
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 4/15/26(b)	56,000	57,960
EQT Corp.,
6.62%, 2/01/25	105,000	113,137
3.13%, 5/15/26(b)	10,000	9,775
5.00%, 1/15/29	10,000	10,525
7.50%, 2/01/30	115,000	137,005
3.63%, 5/15/31(b)	25,000	24,750

Laredo Petroleum, Inc., 7.75%, 7/31/29(b)	40,000	38,648
Matador Resources Co., 5.88%, 9/15/26	150,000	152,065
	Par(a)	Value
Oil & Gas (Continued)

Murphy Oil Corp., 6.37%, 12/01/42	$100,000	$95,622
Nabors Industries Ltd., 7.25%, 1/15/26(b)	35,000	33,513
Nabors Industries, Inc., 7.37%, 5/15/27(b)	75,000	76,961
Northern Oil and Gas, Inc., 8.12%, 3/01/28(b)	50,000	52,125
Oasis Petroleum, Inc., 6.38%, 6/01/26(b)	40,000	41,087
Occidental Petroleum Corp.,
5.55%, 3/15/26	65,000	69,388
3.20%, 8/15/26	25,000	24,563
3.00%, 2/15/27	35,000	33,867
8.50%, 7/15/27	90,000	108,042
3.50%, 8/15/29	525,000	517,492
8.87%, 7/15/30	145,000	187,945
7.50%, 5/01/31	45,000	55,593
7.87%, 9/15/31	20,000	25,250
6.60%, 3/15/46	45,000	56,573
4.40%, 4/15/46	35,000	33,471
4.10%, 2/15/47	185,000	169,145
4.20%, 3/15/48	120,000	111,600
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25(b)	90,000	87,912
6.00%, 2/15/28	70,000	49,175

PDC Energy, Inc., 5.75%, 5/15/26	75,000	76,358
Penn Virginia Holdings LLC, 9.25%, 8/15/26(b)	80,000	82,040
Range Resources Corp., 8.25%, 1/15/29	45,000	49,725
SM Energy Co.,
5.63%, 6/01/25	70,000	69,475
6.75%, 9/15/26	65,000	65,650
6.50%, 7/15/28	140,000	144,620
Southwestern Energy Co.,
7.75%, 10/01/27	15,000	15,980
5.38%, 2/01/29	140,000	142,363
5.38%, 3/15/30	90,000	92,215
4.75%, 2/01/32	10,000	9,983

Tap Rock Resources LLC, 7.00%, 10/01/26(b)	65,000	66,625
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	36,900	36,347
Transocean Poseidon Ltd., 6.87%, 2/01/27(b)	131,250	127,312
Transocean, Inc.,
11.50%, 1/30/27(b)	40,000	39,683
8.00%, 2/01/27(b)	95,000	71,725
		4,603,465

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	$124,000	$122,760
Weatherford International Ltd.,
11.00%, 12/01/24(b)	13,000	13,423
8.62%, 4/30/30(b)	115,000	117,012
		253,195
Packaging & Containers – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	65,000	65,975
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	190,000	188,809
		254,784
Pharmaceuticals – 0.7%
AdaptHealth LLC, 5.13%, 3/01/30(b)	65,000	63,623
Bausch Health Cos., Inc.,
7.00%, 1/15/28(b)	20,000	17,925
5.00%, 1/30/28(b)	220,000	185,350
6.25%, 2/15/29(b)	490,000	414,662
5.25%, 1/30/30(b)	115,000	92,446
5.25%, 2/15/31(b)	305,000	242,782

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)	170,000	115,100
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.12%, 4/01/29(b)	25,000	23,756
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.12%, 4/30/31(b)	240,000	240,000
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	86,000	86,537
		1,482,181
Pipelines – 1.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 6/15/29(b)	45,000	45,297
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	170,000	177,650
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	90,000	87,603
5.85%, 11/15/43	45,000	41,168
5.60%, 10/15/44	60,000	54,437
	Par(a)	Value
Pipelines (Continued)

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	$85,000	$85,638
DCP Midstream Operating L.P.,
5.38%, 7/15/25	50,000	52,638
5.62%, 7/15/27	195,000	210,274
5.13%, 5/15/29	25,000	26,500
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	9,050
5.05%, 4/01/45	5,000	4,285
5.45%, 6/01/47	55,000	48,950
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	155,000	160,037
6.50%, 7/01/27(b)	160,000	167,200
5.50%, 7/15/28	25,000	25,303
6.50%, 7/15/48	60,000	64,500

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	172,462
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	100,000	104,147
Hess Midstream Operations L.P.,
5.62%, 2/15/26(b)	109,000	111,180
4.25%, 2/15/30(b)	100,000	96,500

New Fortress Energy, Inc., 6.75%, 9/15/25(b)	230,000	217,925
NuStar Logistics L.P.,
5.75%, 10/01/25	85,000	88,719
5.62%, 4/28/27	120,000	122,850

Sempra Infrastructure Partners L.P., 3.25%, 1/15/32(b)	135,000	132,135
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	55,000	52,580
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.87%, 4/15/26	80,000	82,452
5.50%, 3/01/30	45,000	47,644
4.88%, 2/01/31	250,000	261,250
Western Midstream Operating L.P.,
4.55%, 2/01/30	300,000	312,750
5.45%, 4/01/44	90,000	99,450
5.75%, 2/01/50	105,000	115,195
		3,277,769

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate – 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	$100,000	$98,230
5.25%, 4/15/30(b)	255,000	244,162
		342,392
Real Estate Investment Trusts – 0.4%
Iron Mountain, Inc., 4.87%, 9/15/29(b)	210,000	207,301
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	110,000	107,089
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	191,000	201,505
Service Properties Trust,
7.50%, 9/15/25	195,000	205,497
4.75%, 10/01/26	65,000	60,411

Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	50,000	48,791
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	150,000	145,421
		976,015
Retail – 1.0%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	19,000	18,858
4.63%, 11/15/29(b)	110,000	108,242
4.75%, 3/01/30	22,000	21,680
5.00%, 2/15/32(b)	65,000	64,491
At Home Group, Inc.,
4.87%, 7/15/28(b)	50,000	47,785
7.12%, 7/15/29(b)	90,000	84,375
Bath & Body Works, Inc.,
5.25%, 2/01/28	140,000	147,000
6.87%, 11/01/35	5,000	5,750
6.75%, 7/01/36	65,000	73,856

Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.12%, 4/15/29(b)	75,000	74,250
Carvana Co.,
5.50%, 4/15/27(b)	145,000	135,053
5.87%, 10/01/28(b)	75,000	70,499
4.88%, 9/01/29(b)	5,000	4,444

Ferrellgas L.P./Ferrellgas Finance Corp., 5.37%, 4/01/26(b)	90,000	85,275
	Par(a)	Value
Retail (Continued)

Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	$215,000	$207,516
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	28,712
Ken Garff Automotive LLC, 4.87%, 9/15/28(b)	50,000	48,339
LBM Acquisition LLC, 6.25%, 1/15/29(b)	115,000	109,600
Lithia Motors, Inc., 4.38%, 1/15/31(b)	105,000	105,588
Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)	60,000	54,900
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	20,300
Papa John's International, Inc., 3.88%, 9/15/29(b)	60,000	57,150
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(b)	250,000	249,306
QVC, Inc., 4.85%, 4/01/24	5,000	5,083
Rite Aid Corp., 7.50%, 7/01/25(b)	75,000	73,918
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	155,000	151,319
4.88%, 11/15/31(b)	100,000	96,643

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	80,000	78,800
Victoria's Secret & Co., 4.63%, 7/15/29(b)	125,000	120,453
		2,349,185
Software – 0.1%
Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	45,000	44,887
Playtika Holding Corp., 4.25%, 3/15/29(b)	50,000	47,812
Rocket Software, Inc., 6.50%, 2/15/29(b)	120,000	113,734
Ziff Davis, Inc., 4.63%, 10/15/30(b)	83,000	81,278
		287,711
Telecommunications – 0.7%
CommScope Technologies LLC,
6.00%, 6/15/25(b)	34,000	33,116
5.00%, 3/15/27(b)	985,000	877,172

CommScope, Inc., 7.12%, 7/01/28(b)	155,000	144,538
Embarq Corp., 7.99%, 6/01/36	55,000	56,616

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Telecommunications (Continued)
Ligado Networks LLC,
15.50%, 11/01/23(b)(l)		$203,825	$143,820
17.50%, 5/01/24(b)(l)		65,278	27,125

LogMeIn, Inc., 5.50%, 9/01/27(b)		95,000	92,388
Lumen Technologies, Inc.,
5.63%, 4/01/25		50,000	51,653
5.38%, 6/15/29(b)		60,000	56,885

ViaSat, Inc., 6.50%, 7/15/28(b)		85,000	84,150
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)		100,000	100,845
			1,668,308
Trucking & Leasing – 0.0%(f)
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/01/28(b)		75,000	72,581
Water – 0.0%(f)
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)		40,000	41,305
Total Corporate Bonds (Cost $45,318,714)			45,117,665

Foreign Government Inflation-Linked Bonds – 0.7%
Sovereign – 0.7%
Argentina Treasury Bond,
1.40%, 3/25/23	ARS	47,710,551	904,034
1.45%, 8/13/23	ARS	877,731	15,091
1.50%, 3/25/24	ARS	22,125,997	412,099

Bonos de la Tesoreria de la Republica, 1.50%, 3/01/26	CLP	6,500	247,762
			1,578,986
Total Foreign Government Inflation-Linked Bonds (Cost $1,934,248)			1,578,986

Foreign Issuer Bonds – 60.6%
Angola – 0.4%
Angolan Government International Bond,
8.25%, 5/09/28(b)		510,000	513,774
9.37%, 5/08/48(b)		200,000	194,980
9.13%, 11/26/49(b)		270,000	259,165
			967,919
		Par(a)	Value
Argentina – 0.3%
Argentine Bonos del Tesoro, 16.00%, 10/17/23	ARS	$250,800	$1,524
Argentine Republic Government International Bond,
1.00%, 7/09/29		170,000	59,942
(Step to 0.75% on 7/9/23), 0.50%, 7/09/30(e)		305,870	103,234
(Step to 1.50% on 7/9/22), 1.12%, 7/09/35(e)		1,169,164	360,699
(Step to 3.88% on 7/9/22), 2.00%, 1/09/38(e)		173,913	65,739
(Step to 3.50% on 7/9/22), 2.50%, 7/09/41(e)		51,087	18,232

YPF S.A., 6.95%, 7/21/27(b)		120,000	78,563
			687,933
Bahrain – 0.8%
Bahrain Government International Bond,
5.62%, 9/30/31(b)		400,000	384,616
5.45%, 9/16/32		250,000	236,656
5.25%, 1/25/33(b)		500,000	453,750
6.00%, 9/19/44		200,000	174,673
7.50%, 9/20/47		400,000	390,127

Oil and Gas Holding (The) Co. BSCC, 7.50%, 10/25/27		200,000	214,681
			1,854,503
Brazil – 4.1%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		250,000	242,875
Brazil Letras do Tesouro Nacional,
0.00%, 1/01/24(g)	BRL	1,290,000	196,374
0.00%, 7/01/24(g)	BRL	9,740,000	1,412,413
0.00%, 1/01/25(g)	BRL	10,620,000	1,464,835
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	7,065,000	1,289,625
10.00%, 1/01/27	BRL	3,460,000	625,219
10.00%, 1/01/29	BRL	6,295,000	1,112,896
10.00%, 1/01/31	BRL	2,060,000	361,829
Brazilian Government International Bond,
4.50%, 5/30/29		200,000	199,112
3.88%, 6/12/30		200,000	188,308
5.62%, 1/07/41		300,000	292,464

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Brazil (Continued)

Globo Comunicacao e Participacoes S.A., 5.50%, 1/14/32(b)	$200,000	$192,080
Light Servicos de Eletricidade S.A./Light Energia S.A., 4.38%, 6/18/26(b)	200,000	197,600
MARB BondCo PLC, 3.95%, 1/29/31(b)	220,000	201,575
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)	600,000	575,400
MV24 Capital B.V., 6.75%, 6/01/34(b)	180,614	180,164
Nexa Resources S.A.,
5.37%, 5/04/27	200,000	207,000
6.50%, 1/18/28	200,000	215,752
		9,155,521
Canada – 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)	375,000	347,126
Baytex Energy Corp., 8.75%, 4/01/27(b)	120,000	128,400
Bombardier, Inc.,
7.12%, 6/15/26(b)	390,000	396,338
6.00%, 2/15/28(b)	90,000	87,131

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	145,000	140,870
Empire Communities Corp., 7.00%, 12/15/25(b)	85,000	86,472
GFL Environmental, Inc., 4.00%, 8/01/28(b)	80,000	74,534
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)	80,000	79,600
MEG Energy Corp.,
7.12%, 2/01/27(b)	155,000	161,425
5.88%, 2/01/29(b)	65,000	66,056
Methanex Corp.,
5.13%, 10/15/27	85,000	85,872
5.25%, 12/15/29	15,000	15,176

Open Text Corp., 3.88%, 12/01/29(b)	195,000	187,274
Parkland Corp., 5.87%, 7/15/27(b)	80,000	82,486
Precision Drilling Corp.,
7.12%, 1/15/26(b)	5,000	5,025
6.87%, 1/15/29(b)	55,000	55,094
		Par(a)	Value
Canada (Continued)

Strathcona Resources Ltd., 6.87%, 8/01/26(b)		$80,000	$79,381
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		90,000	76,137
			2,154,397
Chile – 1.0%
AES Andes S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(b)(j)		400,000	409,020
Bonos de la Tesoreria de la Republica en pesos,
5.80%, 6/01/24(b)	CLP	105,000,000	130,442
2.50%, 3/01/25	CLP	95,000,000	108,009
5.00%, 10/01/28(b)	CLP	95,000,000	114,043
5.00%, 3/01/35	CLP	65,000,000	75,942

Chile Government International Bond, 2.55%, 1/27/32		1,065,000	1,029,120
Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(b)		315,000	281,141
			2,147,717
China – 2.9%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	84,050
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	7,370,000	1,216,459
China Development Bank, 4.88%, 2/09/28	CNY	970,000	170,026
China Evergrande Group, 8.75%, 6/28/25		200,000	32,000
China Government Bond,
1.99%, 4/09/25	CNY	8,700,000	1,349,716
3.02%, 10/22/25	CNY	1,100,000	176,465
2.85%, 6/04/27	CNY	4,650,000	742,878
3.28%, 12/03/27	CNY	2,220,000	362,724
3.27%, 11/19/30	CNY	8,990,000	1,465,644

Fantasia Holdings Group Co. Ltd., 11.87%, 6/01/23		200,000	39,750
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(l)		95,000	89,139
Kaisa Group Holdings Ltd., 9.38%, 6/30/24		200,000	53,500
Prosus N.V., 4.19%, 1/19/32(b)		400,000	396,228
Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	115,000
Times China Holdings Ltd., 6.20%, 3/22/26		215,000	96,750

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
China (Continued)

Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		$200,000	$44,000
Zhenro Properties Group Ltd., 6.63%, 1/07/26		200,000	86,000
			6,520,329
Colombia – 2.4%
AI Candelaria Spain S.A., 5.75%, 6/15/33(b)		250,000	231,691
Banco GNB Sudameris S.A., (5Y US Treasury CMT + 6.66%), 7.50%, 4/16/31(b)(j)		175,000	172,792
Colombia Government International Bond,
3.13%, 4/15/31		500,000	429,470
4.13%, 2/22/42		225,000	178,088
5.20%, 5/15/49		200,000	172,248
Colombian TES,
10.00%, 7/24/24	COP	2,169,000,000	579,754
6.25%, 11/26/25	COP	1,905,600,000	453,221
7.50%, 8/26/26	COP	4,300,000,000	1,052,391
5.75%, 11/03/27	COP	395,000,000	87,368
6.00%, 4/28/28	COP	1,410,300,000	311,312
7.75%, 9/18/30	COP	1,340,900,000	316,514
7.00%, 6/30/32	COP	3,390,000,000	743,210
Ecopetrol S.A.,
4.62%, 11/02/31		85,000	78,311
5.87%, 11/02/51		400,000	342,000

Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	184,750
Millicom International Cellular S.A., 4.50%, 4/27/31		200,000	195,970
			5,529,090
Costa Rica – 0.2%
Costa Rica Government International Bond, 7.00%, 4/04/44		200,000	185,202
Instituto Costarricense de Electricidad, 6.75%, 10/07/31(b)		200,000	199,800
			385,002
Czech Republic – 0.9%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	11,500,000	494,720
1.00%, 6/26/26	CZK	6,500,000	269,894
2.75%, 7/23/29	CZK	8,230,000	365,426
		Par(a)	Value
Czech Republic (Continued)
Czech Republic Government Bond,
0.95%, 5/15/30	CZK	$12,690,000	$487,658
2.00%, 10/13/33	CZK	12,340,000	499,648
			2,117,346
Dominican Republic – 0.8%
Dominican Republic International Bond,
4.50%, 1/30/30(b)		590,000	578,796
4.88%, 9/23/32(b)		830,000	814,238
5.30%, 1/21/41(b)		450,000	427,500
			1,820,534
Ecuador – 0.4%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/22), 5.00%, 7/31/30(e)		711,438	617,172
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35(b)(e)		404,407	285,714
			902,886
Egypt – 1.2%
Egypt Government Bond,
14.06%, 1/12/26	EGP	11,818,000	746,707
14.49%, 4/06/26	EGP	5,500,000	351,531
Egypt Government International Bond,
7.05%, 1/15/32(b)		635,000	558,686
8.50%, 1/31/47		1,000,000	838,848

Energean PLC, 6.50%, 4/30/27(b)		200,000	193,250
			2,689,022
El Salvador – 0.2%
El Salvador Government International Bond,
5.88%, 1/30/25		70,000	41,651
6.37%, 1/18/27		230,000	129,952
8.25%, 4/10/32		310,000	179,645
			351,248
France – 0.2%
Altice France S.A., 5.13%, 1/15/29(b)		490,000	455,700
Gabon – 0.2%
Gabon Government International Bond, 6.63%, 2/06/31		400,000	388,508

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Germany – 0.3%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(b)		$200,000	$201,420
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)		400,000	418,228
			619,648
Ghana – 0.5%
Ghana Government International Bond,
7.88%, 2/11/35		400,000	301,424
8.87%, 5/07/42		200,000	151,225
Ghana Treasury Note,
17.60%, 2/20/23	GHS	1,330,000	207,924
17.25%, 7/31/23	GHS	110,000	16,909
Republic of Ghana Government Bonds,
16.50%, 2/06/23	GHS	90,000	13,950
18.85%, 9/28/23	GHS	2,205,000	344,242
19.25%, 12/18/23	GHS	213,000	33,276
19.50%, 7/08/24	GHS	205,000	31,898
			1,100,848
Guatemala – 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		410,000	415,691
CT Trust, 5.13%, 2/03/32(b)		200,000	203,262
Guatemala Government Bond,
5.37%, 4/24/32(b)		200,000	216,080
3.70%, 10/07/33(b)		200,000	189,602
4.65%, 10/07/41(b)		440,000	423,500
			1,448,135
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)		200,000	192,000
Hungary – 1.5%
Hungary Government Bond,
1.50%, 8/23/23	HUF	119,190,000	363,997
6.00%, 11/24/23	HUF	62,740,000	204,868
1.00%, 11/26/25	HUF	182,310,000	505,884
3.00%, 10/27/27	HUF	236,670,000	682,753
3.25%, 10/22/31	HUF	123,230,000	343,164
3.00%, 10/27/38	HUF	23,570,000	57,266
		Par(a)	Value
Hungary (Continued)
Hungary Government International Bond,
2.13%, 9/22/31(b)		$600,000	$567,294
3.12%, 9/21/51(b)		600,000	557,432
			3,282,658
India – 1.8%
Adani Green Energy Ltd., 4.37%, 9/08/24(b)		200,000	200,520
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		200,000	197,000
Greenko Power II Ltd., 4.30%, 12/13/28(b)		400,000	391,400
India Government Bond,
8.20%, 9/24/25	INR	4,800,000	68,906
5.15%, 11/09/25	INR	123,400,000	1,616,863
7.59%, 1/11/26	INR	35,000,000	497,708
7.26%, 1/14/29	INR	23,000,000	321,258

India Green Power Holdings, 4.00%, 2/22/27(b)		200,000	193,260
JSW Steel Ltd., 3.95%, 4/05/27(b)		345,000	329,919
Network i2i Ltd., (5Y US Treasury CMT + 4.27%), 5.65%, 1/15/25(i)(j)		200,000	207,000
			4,023,834
Indonesia – 5.2%
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		200,000	209,544
6.53%, 11/15/28(b)		400,000	465,996
5.45%, 5/15/30(b)		550,000	600,088
Indonesia Treasury Bond,
5.63%, 5/15/23	IDR	11,619,000,000	829,743
8.37%, 3/15/24	IDR	2,981,000,000	224,239
6.50%, 6/15/25	IDR	14,912,000,000	1,088,860
5.50%, 4/15/26	IDR	22,230,000,000	1,559,887
8.37%, 9/15/26	IDR	8,148,000,000	635,785
6.13%, 5/15/28	IDR	4,200,000,000	293,874
9.00%, 3/15/29	IDR	10,844,000,000	867,764
7.00%, 9/15/30	IDR	5,360,000,000	383,496
6.50%, 2/15/31	IDR	6,870,000,000	478,846
7.50%, 8/15/32	IDR	15,950,000,000	1,169,370
8.37%, 3/15/34	IDR	6,653,000,000	519,260
7.50%, 6/15/35	IDR	5,280,000,000	386,216
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		930,000	1,003,070
2.55%, 6/09/31		400,000	393,220
3.55%, 6/09/51(b)		600,000	566,316
			11,675,574

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Iraq – 0.3%
Iraq International Bond, 5.80%, 1/15/28		$772,500	$742,527
Ireland – 0.1%
C&W Senior Financing DAC, 6.88%, 9/15/27(b)		200,000	208,411
Israel – 1.1%
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		125,000	123,258
5.37%, 3/30/28(b)		65,000	63,549
5.87%, 3/30/31(b)		495,000	482,292
Leviathan Bond Ltd.,
6.50%, 6/30/27(b)		115,000	123,075
6.75%, 6/30/30(b)		340,000	364,640

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		50,000	51,000
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46		1,512,000	1,221,091
			2,428,905
Italy – 0.2%
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	61,590
6.00%, 9/30/34		10,000	9,850
7.20%, 7/18/36		39,000	41,515

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(j)		400,000	417,399
			530,354
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 6.88%, 10/17/40(b)	EUR	175,000	198,581
Japan – 0.3%
SoftBank Group Corp., 4.63%, 7/06/28		605,000	568,285
Kazakhstan – 0.6%
KazMunayGas National Co. JSC,
3.50%, 4/14/33(b)		1,225,000	1,197,168
5.75%, 4/19/47		200,000	224,342
			1,421,510
Lebanon – 0.0%(f)
Lebanon Government International Bond, 8.25%, 5/17/34(m)		1,050,000	105,106
		Par(a)	Value
Luxembourg – 0.3%
Altice Financing S.A., 5.00%, 1/15/28(b)		$240,000	$223,267
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(l)		400,000	404,000
			627,267
Macau – 0.2%
MGM China Holdings Ltd., 4.75%, 2/01/27(b)		200,000	191,500
Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	173,836
Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	181,000
			546,336
Malaysia – 1.9%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	2,030,000	492,592
4.18%, 7/15/24	MYR	1,970,000	485,339
3.95%, 9/15/25	MYR	2,200,000	541,580
3.90%, 11/30/26	MYR	1,000,000	245,389
3.90%, 11/16/27	MYR	4,267,000	1,043,902
3.88%, 8/15/29	MYR	2,695,000	654,299
3.76%, 5/22/40	MYR	1,605,000	359,109

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	404,146
			4,226,356
Mexico – 4.7%
Banco Mercantil del Norte S.A.,
(5Y US Treasury CMT + 4.64%), 5.87%, 1/24/27(b)(i)(j)		200,000	191,750
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(i)(j)		200,000	203,500

Braskem Idesa SAPI, 6.99%, 2/20/32(b)		200,000	198,500
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.12%, 6/08/26(b)(i)(j)		260,000	260,888
3.88%, 7/11/31(b)		490,000	464,505

Electricidad Firme de Mexico Holdings S.A. de C.V., 4.90%, 11/20/26(b)		200,000	196,002
Mexican Bonos,
8.00%, 12/07/23	MXN	5,630,000	275,149
10.00%, 12/05/24	MXN	24,620,000	1,268,262
5.75%, 3/05/26	MXN	19,025,000	864,363
7.50%, 6/03/27	MXN	20,613,000	996,358
8.50%, 5/31/29	MXN	15,877,400	808,845

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
7.75%, 5/29/31	MXN	$11,596,500	$564,686
10.00%, 11/20/36	MXN	5,140,000	298,019
8.50%, 11/18/38	MXN	13,050,000	666,737
Mexico Government International Bond,
3.50%, 2/12/34		400,000	385,804
4.28%, 8/14/41		700,000	685,503
4.40%, 2/12/52		200,000	192,182

Nemak S.A.B. de C.V., 3.63%, 6/28/31(b)		200,000	184,776
Petroleos Mexicanos,
5.95%, 1/28/31		1,122,000	1,067,583
6.62%, 6/15/35		969,000	903,602
			10,677,014
Morocco – 0.1%
OCP S.A., 5.13%, 6/23/51(b)		200,000	181,000
Netherlands – 0.2%
UPC Broadband Finco B.V., 4.88%, 7/15/31(b)		220,000	217,954
Ziggo B.V., 4.87%, 1/15/30(b)		200,000	193,500
			411,454
Nigeria – 0.7%
IHS Holding Ltd., 5.63%, 11/29/26(b)		200,000	201,456
IHS Netherlands Holdco B.V., 8.00%, 9/18/27		200,000	210,332
Nigeria Government International Bond,
6.12%, 9/28/28(b)		400,000	384,580
7.70%, 2/23/38(b)		590,000	531,567
7.62%, 11/28/47		300,000	265,015
			1,592,950
Norway – 0.6%
Norway Government Bond,
2.00%, 5/24/23(b)	NOK	7,871,000	892,895
3.00%, 3/14/24(b)	NOK	4,328,000	500,381
			1,393,276
Oman – 0.7%
Oman Government International Bond, 6.25%, 1/25/31(b)		315,000	334,949
OQ SAOC, 5.13%, 5/06/28		1,250,000	1,262,313
			1,597,262
		Par(a)	Value
Pakistan – 0.3%
Pakistan Government International Bond,
6.00%, 4/08/26(b)		$200,000	$192,500
6.88%, 12/05/27		335,000	326,625
8.87%, 4/08/51(b)		200,000	186,100
			705,225
Panama – 1.0%
Panama Government International Bond,
3.16%, 1/23/30		425,000	427,758
2.25%, 9/29/32		1,150,000	1,053,538
3.30%, 1/19/33		200,000	199,364
3.87%, 7/23/60		375,000	344,614
4.50%, 1/19/63		200,000	202,252
			2,227,526
Paraguay – 0.3%
Paraguay Government International Bond,
2.74%, 1/29/33		200,000	184,002
5.60%, 3/13/48		500,000	545,005
			729,007
Peru – 1.5%
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26(b)		400,000	398,400
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	97,376
6.15%, 8/12/32	PEN	1,450,000	373,811
5.35%, 8/12/40	PEN	474,000	104,160
Peruvian Government International Bond,
6.35%, 8/12/28	PEN	675,000	182,102
2.78%, 1/23/31		700,000	676,452
6.95%, 8/12/31	PEN	665,000	182,667
3.00%, 1/15/34		860,000	825,600
6.90%, 8/12/37	PEN	700,000	183,157
3.30%, 3/11/41		300,000	281,160

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		30,000	28,859
			3,333,744
Philippines – 0.4%
Philippine Government International Bond,
1.95%, 1/06/32		400,000	376,522
3.20%, 7/06/46		550,000	522,678
			899,200

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Poland – 1.1%
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	$2,846,000	$680,942
2.50%, 7/25/26	PLN	3,593,000	827,793
2.50%, 7/25/27	PLN	2,341,000	529,806
2.75%, 10/25/29	PLN	2,231,000	500,407
			2,538,948
Qatar – 1.2%
Qatar Energy,
2.25%, 7/12/31(b)		800,000	770,000
3.13%, 7/12/41(b)		825,000	799,342

Qatar Government International Bond, 3.75%, 4/16/30(b)		1,000,000	1,095,696
			2,665,038
Romania – 1.2%
Romania Government Bond,
4.25%, 6/28/23	RON	2,130,000	483,095
3.25%, 4/29/24	RON	3,340,000	737,435
3.25%, 6/24/26	RON	1,625,000	345,294
5.00%, 2/12/29	RON	1,050,000	236,616
Romanian Government International Bond,
3.00%, 2/27/27(b)		160,000	160,150
3.00%, 2/14/31(b)		774,000	748,845
			2,711,435
Russia – 1.5%
Russian Federal Bond - OFZ,
4.50%, 7/16/25	RUB	98,500,000	1,093,719
6.00%, 10/06/27	RUB	67,400,000	744,244
7.65%, 4/10/30	RUB	62,850,000	737,275
7.70%, 3/23/33	RUB	57,550,000	667,947
7.70%, 3/16/39	RUB	14,500,000	164,512
			3,407,697
Saudi Arabia – 1.2%
KSA Sukuk Ltd., 2.25%, 5/17/31(b)		600,000	580,620
Saudi Government International Bond,
2.75%, 2/03/32		450,000	451,688
2.25%, 2/02/33(b)		1,500,000	1,425,018
3.75%, 1/21/55		350,000	355,735
			2,813,061
Senegal – 0.1%
Senegal Government International Bond, 5.38%, 6/08/37(b)	EUR	160,000	166,210
		Par(a)	Value
South Africa – 3.0%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$425,000	$432,157
4.31%, 7/23/27		200,000	192,835
8.45%, 8/10/28		200,000	208,145
6.35%, 8/10/28		400,000	419,400
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	29,400,000	1,768,376
7.00%, 2/28/31	ZAR	17,600,000	967,946
8.25%, 3/31/32	ZAR	21,000,000	1,230,141
8.87%, 2/28/35	ZAR	5,800,000	338,991
8.50%, 1/31/37	ZAR	18,689,788	1,036,381

Republic of South Africa Government International Bond, 5.75%, 9/30/49		200,000	183,100
			6,777,472
South Korea – 2.5%
Korea Monetary Stabilization Bond, 0.90%, 4/02/23	KRW	4,110,000,000	3,379,313
Korea Treasury Bond, 0.88%, 12/10/23	KRW	2,778,000,000	2,257,099
			5,636,412
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
6.20%, 5/11/27		275,000	133,804
6.75%, 4/18/28		400,000	194,624
			328,428
Switzerland – 0.1%
Consolidated Energy Finance S.A., 6.50%, 5/15/26(b)		150,000	152,813
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	265,317
Thailand – 2.0%
Bank of Thailand Bond, 0.66%, 11/22/23	THB	9,580,000	287,684
Krung Thai Bank PCL, (5Y US Treasury CMT + 3.53%), 4.40%, 3/25/26(i)(j)		300,000	297,600
Thailand Government Bond,
1.00%, 6/17/27	THB	20,150,000	590,210
2.87%, 12/17/28	THB	54,524,000	1,746,375
2.00%, 12/17/31	THB	24,176,000	719,113
1.59%, 12/17/35	THB	7,400,000	198,391

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Thailand (Continued)
Thailand Government Bond,
3.40%, 6/17/36	THB	$13,400,000	$437,397
3.30%, 6/17/38	THB	8,000,000	255,693
			4,532,463
Turkey – 0.5%
Turkey Government International Bond,
4.75%, 1/26/26		200,000	185,888
4.88%, 10/09/26		555,000	506,626
6.12%, 10/24/28		400,000	370,915
			1,063,429
Ukraine – 0.4%
NPC Ukrenergo, 6.88%, 11/09/26(b)		200,000	155,780
Ukraine Government International Bond,
15.84%, 2/26/25	UAH	2,701,000	95,076
7.75%, 9/01/27		580,000	511,400
7.25%, 3/15/33		280,000	235,976
			998,232
United Arab Emirates – 1.2%
Abu Dhabi Government International Bond, 1.63%, 6/02/28		1,050,000	1,016,787
DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(i)(j)		400,000	428,796
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)		200,000	191,730
2.62%, 3/31/36(b)		400,000	376,508
2.94%, 9/30/40(b)		425,000	404,229

UAE International Government Bond, 2.87%, 10/19/41(b)		400,000	389,080
			2,807,130
United Kingdom – 0.5%
Ardonagh Midco 2 PLC, 11.50%, 1/15/27(b)(l)		240,819	256,978
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200,000	207,296
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)		200,000	193,028
Virgin Media Finance PLC, 5.00%, 7/15/30(b)		235,000	221,511
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)		230,000	234,381
			1,113,194
	Par(a)	Value
Uruguay – 0.8%
Uruguay Government International Bond,
4.38%, 1/23/31	$1,218,136	$1,366,505
4.97%, 4/20/55	384,844	475,506
		1,842,011
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(b)	250,000	230,300
Zambia – 0.4%
First Quantum Minerals Ltd., 6.87%, 3/01/26(b)	800,000	826,000
Zambia Government International Bond, 8.50%, 4/14/24	200,000	147,419
		973,419
Total Foreign Issuer Bonds (Cost $143,976,701)		136,844,657

U.S. Government Obligations – 0.3%
U.S. Treasury Notes – 0.3%
0.13%, 3/31/23	785,000	777,978
Total U.S. Government Obligations (Cost $784,594)		777,978

	Number of Shares
Warrants – 0.0%(f)
Engineering & Construction – 0.0%(f)
Mcdermott International Ltd., Class A (n)*	3,868	155
Mcdermott International Ltd., Class B (n)*	4,298	86
		241
Total Warrants (Cost $6,000)		241

		Par(a)/Number of Shares
Short-Term Investments – 13.0%
Foreign Government Inflation-Linked Bonds – 0.4%
Argentina Treasury Bond, 1.20%, 3/18/22	ARS	44,451,525	835,872
Argentina Treasury Bond, 1.30%, 9/20/22		1,072,800	19,445

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)/Number of Shares	Value
Foreign Government Inflation-Linked Bonds (Continued)
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 2/28/22(g)	ARS	5,101,530	$69,728
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 4/18/22(g)		2,971,400	39,128
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 5/23/22(g)		655,000	8,268
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 6/30/22(g)		919,328	11,058
			983,499
Foreign Issuer Bonds – 5.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/23(g)	BRL	1,680,000	284,783
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/01/23		11,899,000	2,196,460
Ghana Treasury Note, 18.50%, 1/02/23	GHS	50,000	7,904
Indonesia Treasury Bond, 7.00%, 5/15/22	IDR	25,056,000,000	1,763,127
Japan Treasury Discount Bill, (0.15%), 2/07/22(o)	JPY	111,000,000	964,562
Japan Treasury Discount Bill, (0.12%), 3/28/22(o)		89,800,000	780,443
Korea Monetary Stabilization Bond, 1.28%, 2/02/22	KRW	620,000,000	514,310
Korea Treasury Bond, 1.25%, 12/10/22		2,217,000,000	1,836,011
Monetary Authority of Singapore Bill, 0.50%, 2/11/22(o)	SGD	130,000	96,220
Monetary Authority of Singapore Bill, 0.50%, 2/18/22(o)		1,660,000	1,228,580
Republic of Ghana Government Bonds, 18.25%, 7/25/22	GHS	1,736,000	276,365
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Republic of Ghana Government Bonds, 20.75%, 1/16/23	GHS	70,000	$11,266
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	1,777,000	435,840
Russian Federal Bond - OFZ, 7.40%, 12/07/22	RUB	11,650,000	148,323
Singapore Treasury Bill, 0.73%, 1/24/23(o)	SGD	900,000	662,000
Thailand Treasury Bill, 0.43%, 5/11/22(o)	THB	600,000	17,999
Thailand Treasury Bill, 0.47%, 6/22/22(o)		14,260,000	427,528
			11,651,721
Money Market Fund – 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(p)		4,911,879	4,911,879
U.S. Government Agencies – 3.0%(q)
Federal Home Loan Bank Discount Notes, 0.00%, 2/01/22(g)		6,745,000	6,745,000
U.S. Treasury Bills – 2.2%
U.S. Treasury Bill, 0.08%, 3/31/22(o)		2,460,000	2,459,584
U.S. Treasury Bill, 0.14%, 4/21/22(o)		2,530,000	2,529,077
			4,988,661
Total Short-Term Investments (Cost $29,949,559)			29,280,760
Total Investments – 98.9% (Cost $232,312,071)			223,439,468
Other Assets less Liabilities – 1.1%(r)			2,441,013
NET ASSETS – 100.0%			$225,880,481

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2022 is disclosed.
(d)	Variable rate security. Rate as of January 31, 2022 is disclosed.
(e)	Step coupon bond. Rate as of January 31, 2022 is disclosed.
(f)	Amount rounds to less than 0.05%.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(g)	Zero coupon bond.
(h)	Restricted security that has been deemed illiquid. At January 31, 2022, the value of these restricted illiquid securities amounted to $248,649 or 0.11% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust	5/06/21	$ 305,140

(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2022 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2022.
(l)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(m)	Issuer has defaulted on terms of debt obligation.
(n)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(o)	Discount rate at the time of purchase.
(p)	7-day current yield as of January 31, 2022 is disclosed.
(q)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(r)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts.
*	Non-Income Producing Security

Abbreviations:
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	United States Dollar
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	54.8
All other currencies less than 5%	45.2
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	60.6
Corporate Bonds	20.0
Short-Term Investments	13.0
All other sectors less than 5%	6.4
Total	100.0
(a)Percentages shown are based on Net Assets.

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

02/03/22	Canadian Dollars	2,147,000	Euro	1,447,936	Deutsche Bank	$62,245
04/12/22	U.S. Dollars	1,862,812	Australian Dollars	2,562,007	JPMorgan Chase	50,633
03/29/22	U.S. Dollars	166,000	Turkish Lira	1,694,875	Citibank	42,405
04/19/22	Japanese Yen	186,853,327	Euro	1,420,000	Deutsche Bank	26,879
02/22/22	U.S. Dollars	653,279	Euro	560,000	Citibank	23,889
07/26/22	U.S. Dollars	655,894	Euro	560,000	Citibank	23,313
06/22/22	U.S. Dollars	435,867	Euro	370,000	JPMorgan Chase	18,448
07/21/22	U.S. Dollars	358,412	Euro	305,950	Citibank	12,873
03/16/22	Chilean Pesos	250,221,619	U.S. Dollars	298,433	Goldman Sachs	12,251
03/09/22	Chinese Offshore Yuan	3,128,380	U.S. Dollars	478,331	Bank of America	11,454
02/10/22	Thai Baht	26,185,313	U.S. Dollars	775,000	Barclays	11,423
04/19/22	Euro	1,180,000	Japanese Yen	151,515,540	Deutsche Bank	10,341
04/19/22	U.S. Dollars	1,336,439	Euro	1,180,000	Deutsche Bank	8,244
02/03/22	Canadian Dollars	250,000	Euro	168,516	Citibank	7,342
02/24/22	Czech Republic Koruna	3,528,699	U.S. Dollars	155,274	Goldman Sachs	7,244
02/24/22	Chilean Pesos	258,477,979	U.S. Dollars	315,352	JPMorgan Chase	6,496
03/10/22	Chilean Pesos	87,530,000	U.S. Dollars	103,155	Goldman Sachs	5,623
04/05/22	Chilean Pesos	60,650,086	U.S. Dollars	70,104	JPMorgan Chase	4,974
02/24/22	Polish Zloty	870,230	U.S. Dollars	208,000	BNP	4,926
06/09/22	Chinese Offshore Yuan	4,835,840	U.S. Dollars	748,663	Citibank	4,546
04/11/22	Chilean Pesos	100,000,000	U.S. Dollars	119,261	JPMorgan Chase	4,412
07/19/22	Norwegian Kroner	4,350,000	Euro	428,065	Deutsche Bank	4,329
04/18/22	Indian Rupees	14,547,990	U.S. Dollars	188,820	HSBC	4,198
06/20/22	Norwegian Kroner	1,858,000	Euro	181,203	Deutsche Bank	4,005
02/03/22	Euro	1,506,865	Canadian Dollars	2,147,000	Deutsche Bank	3,962
03/07/22	Chilean Pesos	48,382,968	U.S. Dollars	56,259	Goldman Sachs	3,896
02/24/22	Czech Republic Koruna	2,254,155	U.S. Dollars	100,000	State Street	3,818
02/24/22	Chilean Pesos	176,597,833	U.S. Dollars	216,154	Citibank	3,739
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
06/08/22	Chinese Offshore Yuan	3,750,760	U.S. Dollars	580,656	Bank of America	$3,575
03/15/22	Norwegian Kroner	1,379,700	Euro	134,675	Deutsche Bank	3,569
03/21/22	Chilean Pesos	125,590,000	U.S. Dollars	152,480	JPMorgan Chase	3,340
04/14/22	U.S. Dollars	109,969	Euro	94,783	Deutsche Bank	3,296
02/24/22	Euro	342,449	Japanese Yen	43,938,267	Citibank	3,025
06/16/22	Norwegian Kroner	2,104,600	Euro	206,684	Deutsche Bank	2,971
05/09/22	U.S. Dollars	471,804	Euro	416,450	Citibank	2,762
06/15/22	Indian Rupees	9,795,663	U.S. Dollars	126,870	Citibank	2,181
02/22/22	Chinese Offshore Yuan	1,630,160	U.S. Dollars	253,410	JPMorgan Chase	2,057
02/24/22	Polish Zloty	824,742	U.S. Dollars	200,000	Barclays	1,796
02/07/22	Chilean Pesos	60,649,914	U.S. Dollars	73,895	JPMorgan Chase	1,783
03/14/22	Chilean Pesos	33,528,030	U.S. Dollars	40,033	Goldman Sachs	1,609
06/10/22	Chinese Offshore Yuan	1,855,840	U.S. Dollars	287,437	JPMorgan Chase	1,606
07/12/22	Chinese Offshore Yuan	4,666,920	U.S. Dollars	724,137	Citibank	1,546
08/02/22	Canadian Dollars	243,000	Euro	167,713	Bank of America	1,536
03/16/22	Indian Rupees	5,738,621	U.S. Dollars	75,169	HSBC	1,349
04/25/22	Malaysian Ringgit	1,300,000	U.S. Dollars	309,325	Barclays	1,197
04/01/22	Euro	105,700	Japanese Yen	13,549,577	JPMorgan Chase	1,100
03/31/22	Japanese Yen	9,662,172	Euro	74,001	Citibank	763
03/15/22	Chinese Offshore Yuan	2,361,620	U.S. Dollars	368,848	HSBC	758
04/01/22	Japanese Yen	13,761,505	Euro	105,700	JPMorgan Chase	743
04/27/22	U.S. Dollars	120,009	Euro	106,000	JPMorgan Chase	672
03/31/22	Euro	74,001	Japanese Yen	9,499,001	Citibank	656
04/01/22	Norwegian Kroner	1,870,000	Euro	186,173	JPMorgan Chase	576
02/10/22	Chilean Pesos	35,250,000	U.S. Dollars	43,402	Goldman Sachs	566
04/25/22	Malaysian Ringgit	796,480	U.S. Dollars	190,000	Goldman Sachs	250
04/12/22	Indian Rupees	610,800	U.S. Dollars	7,998	HSBC	112
04/12/22	Indian Rupees	610,300	U.S. Dollars	8,005	Citibank	98
04/08/22	Indian Rupees	674,000	U.S. Dollars	8,884	JPMorgan Chase	70
02/10/22	Indian Rupees	378,700	U.S. Dollars	5,004	Citibank	67
04/07/22	Indian Rupees	521,000	U.S. Dollars	6,862	JPMorgan Chase	59
04/08/22	Indian Rupees	506,200	U.S. Dollars	6,683	Citibank	42
Total Unrealized Appreciation						$433,638

07/27/22	Indian Rupees	519,600	U.S. Dollars	6,823	JPMorgan Chase	$(13)
02/07/22	U.S. Dollars	75,623	Chilean Pesos	60,649,914	JPMorgan Chase	(55)
02/07/22	Malaysian Ringgit	857,515	U.S. Dollars	205,000	Goldman Sachs	(69)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/10/22	Thai Baht	4,090,980	U.S. Dollars	123,000	Barclays	$(136)
04/25/22	Singapore Dollars	80,000	U.S. Dollars	59,372	Morgan Stanley	(163)
04/25/22	Singapore Dollars	90,000	U.S. Dollars	66,811	Citibank	(201)
04/21/22	Singapore Dollars	100,000	U.S. Dollars	74,220	Morgan Stanley	(209)
10/26/22	Chilean Pesos	60,649,914	U.S. Dollars	73,178	JPMorgan Chase	(230)
02/07/22	Malaysian Ringgit	446,458	U.S. Dollars	107,000	Morgan Stanley	(304)
07/18/22	Chinese Offshore Yuan	4,326,260	U.S. Dollars	672,960	HSBC	(453)
02/07/22	U.S. Dollars	311,099	Malaysian Ringgit	1,303,973	Barclays	(528)
04/13/22	U.S. Dollars	406,047	Mexican Pesos	8,494,500	Citibank	(537)
02/22/22	Euro	90,000	U.S. Dollars	101,761	Citibank	(609)
04/01/22	Norwegian Kroner	1,880,000	Euro	188,252	JPMorgan Chase	(640)
02/14/22	Chinese Offshore Yuan	3,265,040	U.S. Dollars	512,610	JPMorgan Chase	(661)
03/31/22	Swedish Kronor	1,960,000	Euro	187,915	JPMorgan Chase	(1,076)
02/28/22	Japanese Yen	40,258,000	U.S. Dollars	351,089	JPMorgan Chase	(1,194)
02/11/22	Chilean Pesos	63,150,397	U.S. Dollars	79,978	Goldman Sachs	(1,218)
07/06/22	Swedish Kronor	757,000	Euro	73,316	Deutsche Bank	(1,353)
07/21/22	South Korean Won	147,400,000	U.S. Dollars	123,461	JPMorgan Chase	(1,477)
02/28/22	U.S. Dollars	262,000	Romanian Leu	1,161,996	BNP	(1,531)
04/13/22	Mexican Pesos	8,494,500	U.S. Dollars	408,174	Citibank	(1,590)
04/21/22	South Korean Won	149,300,000	U.S. Dollars	125,273	Citibank	(1,628)
03/18/22	South Korean Won	150,400,000	U.S. Dollars	126,342	JPMorgan Chase	(1,739)
05/11/22	Chilean Pesos	60,450,576	U.S. Dollars	76,213	Goldman Sachs	(1,797)
04/25/22	Czech Republic Koruna	3,456,744	U.S. Dollars	160,000	Barclays	(1,854)
02/24/22	Japanese Yen	44,011,894	Euro	342,449	Citibank	(2,386)
04/14/22	Swedish Kronor	757,000	Euro	74,686	Deutsche Bank	(2,802)
05/31/22	Mexican Pesos	8,494,500	U.S. Dollars	406,013	Citibank	(3,125)
02/10/22	Thai Baht	14,536,192	U.S. Dollars	440,000	Citibank	(3,435)
03/23/22	South African Rand	4,357,865	U.S. Dollars	285,000	Bank of America	(3,507)
05/03/22	Canadian Dollars	2,147,000	Euro	1,502,804	Deutsche Bank	(3,549)
04/25/22	Czech Republic Koruna	6,035,120	U.S. Dollars	280,000	BNP	(3,894)
02/24/22	Polish Zloty	738,525	U.S. Dollars	185,000	BNP	(4,299)
04/25/22	Thai Baht	9,144,225	U.S. Dollars	279,000	Bank of America	(4,339)
06/15/22	Swedish Kronor	1,148,300	Euro	113,564	Deutsche Bank	(4,665)
02/09/22	Swedish Kronor	2,000,000	Euro	195,668	Deutsche Bank	(5,362)
02/10/22	Thai Baht	18,333,655	U.S. Dollars	557,000	Standard Chartered Bank	(6,386)
07/12/22	Norwegian Kroner	9,512,600	Euro	952,572	JPMorgan Chase	(8,750)
02/10/22	U.S. Dollars	560,000	Thai Baht	18,958,246	Barclays	(9,372)
07/19/22	Swedish Kronor	2,395,500	Euro	238,287	Deutsche Bank	(11,422)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
04/19/22	Swedish Kronor	2,395,500	Euro	238,729	Deutsche Bank	$(11,567)
02/24/22	U.S. Dollars	258,227	Chilean Pesos	218,410,500	Morgan Stanley	(13,730)
03/08/22	U.S. Dollars	336,000	Mexican Pesos	7,260,960	JPMorgan Chase	(13,968)
05/18/22	Swedish Kronor	6,039,800	Euro	588,817	Deutsche Bank	(14,677)
03/16/22	Swedish Kronor	6,904,999	Euro	673,243	Deutsche Bank	(16,257)
05/02/22	Norwegian Kroner	8,350,000	Euro	847,073	JPMorgan Chase	(16,506)
05/31/22	U.S. Dollars	383,733	Mexican Pesos	8,494,500	Citibank	(19,155)
03/29/22	U.S. Dollars	435,000	Turkish Lira	6,274,875	Morgan Stanley	(22,581)
03/21/22	New Zealand Dollars	1,370,000	U.S. Dollars	923,618	JPMorgan Chase	(22,912)
04/12/22	Japanese Yen	93,680,000	U.S. Dollars	838,576	JPMorgan Chase	(23,855)
05/02/22	Swedish Kronor	4,300,000	Euro	431,817	JPMorgan Chase	(24,541)
03/23/22	U.S. Dollars	891,144	South African Rand	14,349,202	Bank of America	(35,733)
03/29/22	U.S. Dollars	167,143	Turkish Lira	3,000,000	Barclays	(51,625)
03/29/22	Turkish Lira	2,798,978	U.S. Dollars	287,561	JPMorgan Chase	(83,452)
03/29/22	Turkish Lira	7,358,400	U.S. Dollars	730,000	Barclays	(193,405)
Total Unrealized Depreciation						$(662,522)
Net Unrealized Depreciation						$(228,884)

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2022: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	12/20/2026	Morgan Stanley	USD	600,000	$(6,006)	$(7,143)	$1,137
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Barclays	USD	900,000	1,135	(1,800)	2,935
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	12/20/2026	Goldman Sachs	USD	300,000	378	(438)	816
Total						$(4,493)	$(9,381)	$4,888
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,862,171	$—	$2,862,171
Common Stocks	2,365,578	—	—	2,365,578
Convertible Bonds	—	4,246,139	—	4,246,139
Convertible Preferred Stocks	116,644	248,649	—	365,293
Corporate Bonds	—	45,117,665	—	45,117,665
Foreign Government Inflation-Linked Bonds	—	1,578,986	—	1,578,986
Foreign Issuer Bonds	—	136,844,657	—	136,844,657
U.S. Government Obligations	—	777,978	—	777,978
Warrants	—	—	241	241
Short-Term Investments	4,911,879	24,368,881	—	29,280,760
Total Investments	$7,394,101	$216,045,126	$241	$223,439,468

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$433,638	$—	$433,638
Swap Agreements at Fair Value	—	1,513	—	1,513
Total Assets - Derivative Financial Instruments	$—	$435,151	$—	$435,151
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(662,522)	$—	$(662,522)
Swap Agreements at Fair Value	—	(6,006)	—	(6,006)
Total Liabilities - Derivative Financial Instruments	$—	$(668,528)	$—	$(668,528)
Net Derivative Financial Instruments	$—	$(233,377)	$—	$(233,377)
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of January 31, 2022:
Financial Assets	Fair Value at 1/31/22	Valuation Technique(s)	Unobservable Inputs	Price/Range
Warrants	$241	Pricing Model	Projected EBITDA plus a discount multiple	$0.02 - $0.04
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Asset-Backed Securities – 0.0%(b)
Commercial Mortgage-Backed Securities – 0.0%(b)
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$44,499
Whole Loan – 0.0%(b)
Freddie Mac STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.76%, 4/25/43(c)(d)	25,538	25,555
Total Asset-Backed Securities (Cost $70,755)		70,054

	Number of Shares
Common Stocks – 43.3%
Advertising – 0.1%
Dentsu Group, Inc. (Japan)	2,800	96,969
WPP PLC (United Kingdom)	12,140	190,362
		287,331
Aerospace/Defense – 0.1%
BAE Systems PLC (United Kingdom)	34,152	267,265
Agriculture – 0.3%
British American Tobacco PLC (United Kingdom)	11,404	486,894
Japan Tobacco, Inc. (Japan)	4,600	91,838
		578,732
Apparel – 0.7%
Tapestry, Inc.	39,482	1,498,342
Auto Manufacturers – 0.9%
Honda Motor Co. Ltd. (Japan)	18,900	556,657
Nissan Motor Co. Ltd. (Japan)*	38,600	204,294
Toyota Motor Corp. (Japan)	59,100	1,168,004
		1,928,955
Auto Parts & Equipment – 0.4%
Bridgestone Corp. (Japan)	8,800	385,363
Denso Corp. (Japan)	2,600	194,048
Stanley Electric Co. Ltd. (Japan)	7,800	182,320
Sumitomo Electric Industries Ltd. (Japan)	7,700	102,090
		863,821
	Number of Shares	Value
Banks – 3.3%
ABN AMRO Bank N.V. - CVA (Netherlands)(c)	4,041	$64,854
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	25,435	162,393
Banco del Bajio S.A. (Mexico)(c)	34,849	75,111
Banco Santander S.A. (Spain)	72,401	253,882
Barclays PLC (United Kingdom)	146,892	394,085
BNP Paribas S.A. (France)	4,876	348,095
CaixaBank S.A. (Spain)	20,489	65,921
Credit Suisse Group A.G. (Switzerland)(e)	6,333	60,198
DNB Bank ASA (Norway)	2,724	64,832
Erste Group Bank A.G. (Austria)	1,999	93,435
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	53,175	336,352
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)*	33,185	48,117
HSBC Holdings PLC (United Kingdom)	188,113	1,338,865
ING Groep N.V. (Netherlands)	19,512	288,565
Intesa Sanpaolo S.p.A. (Italy)	46,120	137,061
KBC Group N.V. (Belgium)	709	61,661
Lloyds Banking Group PLC (United Kingdom)	667,981	463,560
Mitsubishi UFJ Financial Group, Inc. (Japan)	51,600	312,762
Mizuho Financial Group, Inc. (Japan)	7,100	96,177
Natwest Group PLC (United Kingdom)	76,203	250,463
Nordea Bank Abp (Finland)	10,402	123,552
Regional S.A.B. de C.V. (Mexico)	11,992	68,297
Resona Holdings, Inc. (Japan)	26,700	114,742
Skandinaviska Enskilda Banken AB Class A (Sweden)	6,947	89,803
Standard Chartered PLC (United Kingdom)	43,419	316,210
Sumitomo Mitsui Financial Group, Inc. (Japan)	14,700	529,508
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	8,500	293,940
Svenska Handelsbanken AB, Class A (Sweden)	8,962	95,513

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Banks (Continued)
Swedbank AB, Class A (Sweden)	6,391	$125,124
UBS Group A.G. (Switzerland)(e)	13,377	248,137
UniCredit S.p.A. (Italy)	5,984	95,106
		7,016,321
Beverages – 1.1%
Anheuser-Busch InBev S.A./N.V. (Belgium)	12,152	766,076
Arca Continental S.A.B. de C.V. (Mexico)	7,114	41,985
Asahi Group Holdings Ltd. (Japan)	2,100	85,723
Becle S.A.B. de C.V. (Mexico)	37,317	90,543
Coca-Cola Femsa S.A.B. de C.V. (Mexico)	16,164	85,247
Diageo PLC (United Kingdom)	8,501	428,972
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	67,172	505,809
Kirin Holdings Co. Ltd. (Japan)	16,900	270,876
		2,275,231
Building Materials – 0.2%
Cemex S.A.B. de C.V., Series CPO (Mexico)*	176,929	108,415
Daikin Industries Ltd. (Japan)	1,300	272,927
		381,342
Chemicals – 0.4%
Nitto Denko Corp. (Japan)	2,400	186,863
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	36,133	84,640
Shin-Etsu Chemical Co. Ltd. (Japan)	2,600	435,004
Toray Industries, Inc. (Japan)	15,700	99,221
		805,728
Commercial Services – 4.1%
Atlantia S.p.A. (Italy)*	62,570	1,161,004
Experian PLC (United Kingdom)	4,342	181,356
H&R Block, Inc.	106,068	2,424,714
Nielsen Holdings PLC	130,238	2,456,289
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	5,809	42,557
Recruit Holdings Co. Ltd. (Japan)	4,500	222,429
	Number of Shares	Value
Commercial Services (Continued)
RELX PLC (United Kingdom)	11,108	$341,687
Rentokil Initial PLC (United Kingdom)	18,587	130,160
Secom Co. Ltd. (Japan)	26,118	1,839,075
		8,799,271
Computers – 0.2%
Cognizant Technology Solutions Corp., Class A	4,828	412,408
Cosmetics/Personal Care – 0.5%
Kao Corp. (Japan)	6,600	329,812
Unilever PLC (London Exchange) (United Kingdom)	14,846	761,331
		1,091,143
Distribution/Wholesale – 0.6%
Bunzl PLC (United Kingdom)	3,467	129,864
Ferguson PLC	756	118,912
ITOCHU Corp. (Japan)	12,900	414,431
Mitsubishi Corp. (Japan)	9,000	305,572
Mitsui & Co. Ltd. (Japan)	12,300	306,705
		1,275,484
Diversified Financial Services – 1.4%
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	24,994	42,699
Daiwa Securities Group, Inc. (Japan)	17,300	104,245
Deutsche Boerse A.G. (Germany)	966	171,709
Japan Exchange Group, Inc. (Japan)	3,900	80,226
Julius Baer Group Ltd. (Switzerland)	1,434	93,711
London Stock Exchange Group PLC (United Kingdom)	4,025	394,102
ORIX Corp. (Japan)	9,400	193,895
St James's Place PLC (United Kingdom)	11,365	234,601
Visa, Inc., Class A	6,969	1,576,179
		2,891,367
Electric – 1.0%
Chubu Electric Power Co., Inc. (Japan)	17,000	170,270
Electric Power Development Co. Ltd. (Japan)	7,000	91,857

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Electric (Continued)
National Grid PLC (United Kingdom)	121,796	$1,782,233
SSE PLC (United Kingdom)	5,899	126,923
		2,171,283
Electrical Component & Equipment – 0.0%(b)
Casio Computer Co. Ltd. (Japan)	6,300	78,794
Electronics – 0.5%
Hoya Corp. (Japan)	1,300	168,569
Kyocera Corp. (Japan)	3,200	197,348
Murata Manufacturing Co. Ltd. (Japan)	4,600	345,843
Nidec Corp. (Japan)	1,700	150,671
TDK Corp. (Japan)	8,100	292,531
		1,154,962
Engineering & Construction – 1.1%
Ferrovial S.A. (Spain)	42,505	1,181,153
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	15,925	107,070
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)*	9,452	130,192
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	6,365	128,898
Vinci S.A. (France)	7,180	786,975
		2,334,288
Entertainment – 1.3%
Entain PLC (United Kingdom)*	5,078	109,935
International Game Technology PLC	98,058	2,625,013
		2,734,948
Environmental Control – 0.5%
Stericycle, Inc.*	19,797	1,162,876
Food – 0.6%
Associated British Foods PLC (United Kingdom)	4,492	118,571
Gruma S.A.B. de C.V., Class B (Mexico)	7,025	91,872
Grupo Bimbo S.A.B. de C.V., Class A (Mexico)	40,379	126,571
MEIJI Holdings Co. Ltd. (Japan)	4,500	280,717
Seven & i Holdings Co. Ltd. (Japan)	4,500	228,864
	Number of Shares	Value
Food (Continued)
Tesco PLC (United Kingdom)	63,929	$256,782
Yamazaki Baking Co. Ltd. (Japan)	5,886	84,157
		1,187,534
Food Service – 0.1%
Compass Group PLC (United Kingdom)	11,413	259,391
Gas – 0.6%
Osaka Gas Co. Ltd. (Japan)	11,000	187,070
Snam S.p.A. (Italy)	210,925	1,181,957
		1,369,027
Healthcare - Products – 1.5%
Henry Schein, Inc.*	14,952	1,125,886
Medtronic PLC	16,033	1,659,255
Olympus Corp. (Japan)	8,600	192,443
Smith & Nephew PLC (United Kingdom)	7,242	123,164
		3,100,748
Healthcare - Services – 1.5%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	32,997	2,243,578
MEDNAX, Inc.*	38,912	951,398
		3,194,976
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,838	104,895
Sekisui House Ltd. (Japan)	4,861	98,484
		203,379
Home Furnishings – 0.4%
Panasonic Corp. (Japan)	23,900	263,127
Sony Group Corp. (Japan)	5,700	637,650
		900,777
Household Products/Wares – 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	58,560	84,456
Reckitt Benckiser Group PLC (United Kingdom)	4,588	371,730
		456,186
Insurance – 1.7%
Allianz S.E. (Germany)(e)	1,777	456,250
Assicurazioni Generali S.p.A. (Italy)	3,073	64,671
Aviva PLC (United Kingdom)	43,772	258,430

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Insurance (Continued)
AXA S.A. (France)	8,281	$262,268
Dai-ichi Life Holdings, Inc. (Japan)	8,900	200,334
Direct Line Insurance Group PLC (United Kingdom)	46,903	193,340
Hannover Rueck S.E. (Germany)	325	65,566
Jackson Financial, Inc., Class A	590	22,638
Legal & General Group PLC (United Kingdom)	63,959	250,077
MS&AD Insurance Group Holdings, Inc. (Japan)	6,000	205,797
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(e)	520	164,624
Prudential PLC (United Kingdom)	26,532	447,216
Sampo OYJ, Class A (Finland)	1,285	63,778
Sompo Holdings, Inc. (Japan)	2,200	102,946
Swiss Life Holding A.G. (Switzerland)(e)	150	96,542
Swiss Re A.G.	1,251	136,306
Tokio Marine Holdings, Inc. (Japan)	3,600	214,825
Tryg A/S (Denmark)	2,710	64,216
Zurich Insurance Group A.G. (Switzerland)	561	268,331
		3,538,155
Internet – 2.7%
Alibaba Group Holding Ltd. (China)*	74,800	1,172,383
Baidu, Inc., Class A (China)*	31,400	621,999
JD.com, Inc., Class A (China)*	18,650	706,861
Meituan, Class B (China)(c)*	23,100	689,173
Pinduoduo, Inc. ADR (China)*	5,156	308,535
Tencent Holdings Ltd. (China)	21,000	1,315,908
Tencent Music Entertainment Group ADR (China)*	43,605	269,479
Trip.com Group Ltd. ADR (China)*	25,829	687,310
		5,771,648
	Number of Shares	Value
Investment Management Companies – 0.1%
Industrivarden AB, Class A (Sweden)	137	$4,331
Investor AB, Class B (Sweden)	6,700	145,470
Kinnevik AB, Class B (Sweden)*	1,747	52,215
		202,016
Lodging – 0.1%
InterContinental Hotels Group PLC (United Kingdom)*	1,810	119,593
Machinery - Construction & Mining – 0.4%
Hitachi Ltd. (Japan)	4,800	249,485
Komatsu Ltd. (Japan)	7,100	178,415
Mitsubishi Electric Corp. (Japan)	29,600	370,693
		798,593
Machinery - Diversified – 0.5%
FANUC Corp. (Japan)	1,700	336,172
Keyence Corp. (Japan)	500	256,461
Nabtesco Corp. (Japan)	2,438	76,209
SMC Corp. (Japan)	500	278,881
Sumitomo Heavy Industries Ltd. (Japan)	3,800	99,798
		1,047,521
Media – 1.3%
Grupo Televisa S.A.B., Series CPO (Mexico)	64,198	131,583
Informa PLC (United Kingdom)*	17,013	128,693
Omnicom Group, Inc.	33,489	2,523,731
		2,784,007
Mining – 0.9%
Anglo American PLC (South Africa)	5,766	254,197
BHP Group Ltd. (Australia)	16,951	535,054
Glencore PLC (Australia)*	36,051	187,812
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	39,332	169,146
Industrias Penoles S.A.B. de C.V. (Mexico)	7,722	82,936
Rio Tinto PLC (Australia)	7,721	544,218
Sumitomo Metal Mining Co. Ltd. (Japan)	2,700	124,712
		1,898,075

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Miscellaneous Manufacturing – 0.1%
Smiths Group PLC (United Kingdom)	6,474	$136,457
Toshiba Corp. (Japan)	4,388	181,707
		318,164
Office/Business Equipment – 0.1%
FUJIFILM Holdings Corp. (Japan)	2,400	160,886
Oil & Gas – 4.0%
BP PLC (United Kingdom)	280,337	1,453,246
Canadian Natural Resources Ltd. (Canada)	4,271	217,254
China Petroleum & Chemical Corp., Class H (China)	628,250	328,945
Ecopetrol S.A. ADR (Colombia)	8,533	125,776
ENEOS Holdings, Inc. (Japan)	25,800	102,752
Eni S.p.A. (Italy)	18,763	281,843
Equinor ASA (Norway)	11,678	321,937
Galp Energia SGPS S.A. (Portugal)	11,075	122,116
Gazprom PJSC ADR (Russia)	50,266	437,581
Imperial Oil Ltd. (Canada)	3,856	157,771
Inpex Corp. (Japan)	22,700	229,486
LUKOIL PJSC ADR (Russia)	3,271	292,920
Neste OYJ (Finland)	3,821	172,325
OMV A.G. (Austria)	2,054	125,714
Petroleo Brasileiro S.A. ADR (Brazil)	22,958	306,489
Repsol S.A. (Spain)	9,517	120,938
Rosneft Oil Co. PJSC GDR (Russia)(e)	48,304	359,965
Shell PLC (Netherlands)	80,470	2,066,625
Suncor Energy, Inc. (Canada)	6,091	174,036
TotalEnergies S.E. (France)	18,268	1,038,855
Woodside Petroleum Ltd. (Australia)	7,243	129,425
		8,565,999
Pharmaceuticals – 3.1%
Alfresa Holdings Corp. (Japan)	6,800	96,960
Astellas Pharma, Inc. (Japan)	6,200	100,072
AstraZeneca PLC (United Kingdom)	6,613	769,277
Chugai Pharmaceutical Co. Ltd. (Japan)	7,600	246,847
CVS Health Corp.	21,812	2,323,196
	Number of Shares	Value
Pharmaceuticals (Continued)
Daiichi Sankyo Co. Ltd. (Japan)	7,600	$170,772
Genomma Lab Internacional S.A.B. de C.V., Class B (Mexico)	68,055	67,633
GlaxoSmithKline PLC (United Kingdom)	26,105	582,559
McKesson Corp.	6,774	1,739,021
Ono Pharmaceutical Co. Ltd. (Japan)	4,300	104,283
Takeda Pharmaceutical Co. Ltd. (Japan)	12,300	356,493
		6,557,113
Real Estate – 0.2%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	23,157	43,961
Mitsubishi Estate Co. Ltd. (Japan)	18,800	270,766
Mitsui Fudosan Co. Ltd. (Japan)	4,100	87,893
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	89,726
		492,346
Real Estate Investment Trusts – 0.1%
Fibra Uno Administracion S.A. de C.V. (Mexico)	80,475	82,707
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	31,296	43,967
Prologis Property Mexico S.A. de C.V. (Mexico)	17,178	42,887
		169,561
Retail – 0.7%
Alibaba Health Information Technology Ltd. (China)*	342,000	257,782
Alsea S.A.B. de C.V. (Mexico)*	33,070	67,878
Fast Retailing Co. Ltd. (Japan)	400	235,386
Kingfisher PLC (United Kingdom)	26,493	118,804
La Comer S.A.B. de C.V. (Mexico)	27,623	45,462
USS Co. Ltd. (Japan)	25,800	421,074
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	131,587	446,342
		1,592,728
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	600	293,480

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Software – 1.0%
Fiserv, Inc.*	15,444	$1,632,431
NetEase, Inc. (China)	15,000	313,192
Nexon Co. Ltd. (Japan)	5,300	99,914
Square Enix Holdings Co. Ltd. (Japan)	1,800	88,268
		2,133,805
Telecommunications – 2.0%
America Movil S.A.B. de C.V., Series L (Mexico)	804,193	756,709
BT Group PLC (United Kingdom)	46,264	122,538
Cisco Systems, Inc.	7,367	410,121
KDDI Corp. (Japan)	12,100	386,579
Megacable Holdings S.A.B. de C.V., Series CPO (Mexico)	27,223	87,734
Nippon Telegraph & Telephone Corp. (Japan)	7,100	203,186
SES S.A. (France)	200,959	1,546,186
Softbank Corp. (Japan)	7,200	90,258
SoftBank Group Corp. (Japan)	8,800	389,836
Vodafone Group PLC (United Kingdom)	157,165	275,961
		4,269,108
Toys/Games/Hobbies – 0.2%
Nintendo Co. Ltd. (Japan)	900	441,037
Transportation – 0.2%
East Japan Railway Co. (Japan)	6,000	342,617
Poste Italiane S.p.A. (Italy)(c)	4,614	61,932
		404,549
Water – 0.1%
Severn Trent PLC (United Kingdom)	3,266	126,800
Total Common Stocks (Cost $85,518,285)		92,367,094

	Par(a)
Corporate Bonds – 1.1%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
5.71%, 5/01/40	$70,000	84,238
5.80%, 5/01/50	195,000	245,176
3.95%, 8/01/59	115,000	110,144
5.93%, 5/01/60	110,000	139,512
		579,070
		Par(a)	Value
Auto Manufacturers – 0.3%
General Motors Co.,
6.80%, 10/01/27		$85,000	$102,059
6.25%, 10/02/43		80,000	102,174

General Motors Financial Co., Inc., (SOFR + 1.20%), 1.25%, 11/17/23(d)		380,000	384,115
			588,348
Diversified Financial Services – 0.3%
Capital One Financial Corp., (SOFR + 0.69%), 0.74%, 12/06/24(d)		570,000	569,511
Insurance – 0.2%
Athene Global Funding, (SOFR + 0.70%), 0.75%, 5/24/24(c)(d)		500,000	500,836
Total Corporate Bonds (Cost $2,181,227)			2,237,765

Foreign Issuer Bonds – 6.0%
Australia – 0.6%
Commonwealth Bank of Australia, (SOFR + 0.40%), 0.45%, 7/07/25(c)(d)		540,000	540,243
New South Wales Treasury Corp., 4.00%, 4/20/23	AUD	180,000	132,594
Queensland Treasury Corp., 4.25%, 7/21/23(c)	AUD	365,000	271,272
Western Australian Treasury Corp., 6.00%, 10/16/23	AUD	380,000	291,842
			1,235,951
Brazil – 0.6%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/27(e)	BRL	4,110,000	742,673
10.00%, 1/01/29(e)	BRL	1,040,000	183,862
10.00%, 1/01/33(e)	BRL	2,020,000	349,896
			1,276,431
Canada – 0.8%
Bank of Montreal, (SOFR Index + 0.68%), 0.73%, 3/10/23(d)		530,000	532,358

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)	Value
Canada (Continued)
Bank of Nova Scotia (The), (SOFR Index + 0.55%), 0.60%, 9/15/23(d)		$610,000	$612,019
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.85%, 3/17/23(d)		440,000	442,573
			1,586,950
Colombia – 0.5%
Colombian TES,
6.25%, 11/26/25	COP	1,750,000,000	416,214
6.00%, 4/28/28	COP	2,870,000,000	633,528
			1,049,742
Malaysia – 0.1%
Malaysia Government Bond, 3.90%, 11/16/27	MYR	1,220,000	298,468
Mexico – 1.5%
Mexican Bonos,
8.50%, 5/31/29	MXN	15,300,000	779,431
8.50%, 11/18/38	MXN	16,400,000	837,892
7.75%, 11/13/42	MXN	20,400,000	965,331
8.00%, 11/07/47	MXN	6,600,000	320,247

Petroleos Mexicanos, 7.69%, 1/23/50		345,000	319,642
			3,222,543
Poland – 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	1,020,000	251,730
Russia – 0.1%
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	10,000,000	117,307
South Africa – 0.6%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	14,600,000	636,710
8.75%, 2/28/48	ZAR	12,300,000	674,227
			1,310,937
South Korea – 1.1%
Korea Treasury Bond,
2.00%, 6/10/31	KRW	2,150,000,000	1,692,592
1.87%, 3/10/51	KRW	860,000,000	617,754
			2,310,346
Total Foreign Issuer Bonds (Cost $13,518,485)			12,660,405

U.S. Government Obligations – 2.1%
U.S. Treasury Bonds – 0.3%
1.88%, 11/15/51		720,000	682,650
	Par(a)	Value
U.S. Treasury Floating Rate Notes – 1.8%
(3M US Treasury MMY + 0.03%), 0.27%, 7/31/23(d)	$2,830,000	$2,832,990
(3M US Treasury MMY + 0.04%), 0.27%, 10/31/23(d)	895,000	896,165
		3,729,155
Total U.S. Government Obligations (Cost $4,439,725)		4,411,805

		Number of Shares
Investment Companies – 37.3%
Franklin FTSE Brazil ETF		104,228	2,063,714
Invesco KBW Bank ETF	EUR	81,900	5,677,308
iShares Core DAX UCITS ETF DE (Germany)*		42,173	6,210,474
iShares MSCI China ETF	EUR	52,224	3,269,222
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)		179,709	4,415,424
Schwab Fundamental Emerging Markets Large Company Index ETF		273,132	8,797,582
Schwab U.S. TIPS ETF		99,042	6,103,959
Vanguard Consumer Staples ETF		33,109	6,481,087
Vanguard Long-Term Treasury ETF		133,758	11,517,901
Vanguard Small-Cap ETF		20,405	4,248,525
Vanguard Total Stock Market ETF		91,768	20,813,900
Total Investment Companies (Cost $69,752,240)			79,599,096

	Par(a)/Number of Shares
Short-Term Investments – 10.3%
Corporate Bonds – 0.3%
Caterpillar Financial Services Corp., (SOFR + 0.15%), 0.20%, 11/17/22(d)	385,000	385,157
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.62%, 1/13/23(c)(d)	150,000	150,506
		535,663

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.7%
Australia Government Bond, 5.75%, 7/15/22	AUD	900,000	$652,640
Malaysia Government Bond, 3.88%, 3/10/22	MYR	3,620,000	866,902
			1,519,542
Money Market Fund – 4.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)		10,034,924	10,034,924
U.S. Treasury Floating Rate Notes – 4.6%
U.S. Treasury Floating Rate Notes, (3M US Treasury MMY + 0.06%), 0.29%, 10/31/22(d)		3,167,000	3,169,434
U.S. Treasury Floating Rate Notes, (3M US Treasury MMY + 0.05%), 0.29%, 1/31/23(d)		6,720,000	6,726,116
			9,895,550
Total Short-Term Investments (Cost $21,960,664)			21,985,679
Total Investments – 100.1% (Cost $197,441,381)			213,331,898
Liabilities less Other Assets – (0.1)%(g)			(113,778)
NET ASSETS – 100.0%			$213,218,120
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(d)	Variable rate security. Rate as of January 31, 2022 is disclosed.
(e)	Security sold outside United States without registration under the Securities Act of 1933.
(f)	7-day current yield as of January 31, 2022 is disclosed.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
CPO	Certificate of Ordinary Participation
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
EUR	Euro
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	50.2
Euro	11.5
Japanese Yen	9.8
British Pound	7.3
All other currencies less than 5%	21.2
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	47.1
Japan	9.8
United Kingdom	6.8
Germany	6.4
All other countries less than 5%	29.9
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-OAT	10	3/08/2022	EUR	1,808,867	$(59,062)
Long GILT	13	3/31/2022	GBP	2,132,312	(49,403)
Ultra U.S. Treasury Bond	5	3/31/2022	USD	944,688	(50,582)
Total Long Contracts					$(159,047)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/11/22	Chilean Pesos	990,000	U.S. Dollars	1,151	HSBC	$78,681
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/08/22	U.S. Dollars	974	New Zealand Dollars	1,420	Goldman Sachs	$39,937
04/22/22	Chilean Pesos	900,000	U.S. Dollars	1,083	HSBC	28,274
03/04/22	Chilean Pesos	390,000	U.S. Dollars	459	HSBC	25,646
03/21/22	U.S. Dollars	1,798	South Korean Won	2,140,000	Citibank	24,754
04/19/22	Brazilian Reals	2,710	U.S. Dollars	480	HSBC	19,676
02/11/22	U.S. Dollars	616	South Korean Won	720,000	Citibank	18,733
03/21/22	Canadian Dollars	1,190	U.S. Dollars	924	HSBC	11,816
03/21/22	Norwegian Krone	12,050	U.S. Dollars	1,338	Morgan Stanley	10,769
02/22/22	Hungarian Forints	230,000	U.S. Dollars	715	HSBC	10,487
03/10/22	Norwegian Krone	12,030	U.S. Dollars	1,343	Morgan Stanley	8,790
02/14/22	South African Rand	4,000	U.S. Dollars	253	JPMorgan Chase	6,386
03/10/22	Norwegian Krone	5,870	U.S. Dollars	655	HSBC	4,465
02/11/22	Chilean Pesos	120,000	U.S. Dollars	145	HSBC	4,199
02/24/22	U.S. Dollars	637	Mexican Pesos	13,100	Morgan Stanley	4,067
03/11/22	U.S. Dollars	1,722	Swiss Francs	1,590	Goldman Sachs	3,897
03/09/22	Thai Baht	6,300	U.S. Dollars	186	HSBC	3,500
04/26/22	Euro	1,440	U.S. Dollars	1,619	JPMorgan Chase	2,331
04/12/22	Malaysian Ringgit	1,200	U.S. Dollars	285	Barclays	1,749
03/07/22	U.S. Dollars	391	Australian Dollars	550	JPMorgan Chase	1,621
02/14/22	South African Rand	400	U.S. Dollars	25	HSBC	1,228
02/09/22	U.S. Dollars	207	Russian Rubles	16,000	Citibank	702
03/16/22	U.S. Dollars	128	Russian Rubles	10,000	Citibank	662
04/19/22	U.S. Dollars	87	Brazilian Reals	470	HSBC	41
Total Unrealized Appreciation						$312,411

02/09/22	Thai Baht	3,600	U.S. Dollars	108	HSBC	$(43)
02/14/22	U.S. Dollars	1,544	South African Rand	23,800	HSBC	(2,016)
04/29/22	U.S. Dollars	999	Colombian Pesos	4,000,000	JPMorgan Chase	(3,106)
04/19/22	U.S. Dollars	254	Brazilian Reals	14,000	HSBC	(4,180)
02/18/22	U.S. Dollars	1,441	Chinese Offshore Yuan	9,230	HSBC	(6,230)
02/14/22	Canadian Dollars	1,670	U.S. Dollars	1,320	HSBC	(6,504)
03/07/22	Australian Dollars	930	U.S. Dollars	664	JPMorgan Chase	(6,605)
04/27/22	Polish Zloty	3,290	U.S. Dollars	808	Citibank	(7,556)
02/14/22	Hungarian Forints	140,000	U.S. Dollars	450	HSBC	(7,833)
04/13/22	Polish Zloty	3,190	U.S. Dollars	790	Citibank	(12,374)
02/09/22	Russian Rubles	16,000	U.S. Dollars	221	Citibank	(14,231)
04/26/22	Euro	1,560	U.S. Dollars	1,771	Citibank	(14,957)
02/24/22	U.S. Dollars	869	Mexican Pesos	18,300	Citibank	(15,374)
03/16/22	Russian Rubles	56,000	U.S. Dollars	746	Citibank	(30,623)
03/03/22	Japanese Yen	184,000	U.S. Dollars	1,632	JPMorgan Chase	(32,664)
04/27/22	Polish Zloty	5,050	U.S. Dollars	1,264	JPMorgan Chase	(34,548)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
02/08/22	New Zealand Dollars	1,420	U.S. Dollars	971	Barclays	$(36,999)
04/14/22	Swedish Krona	14,600	U.S. Dollars	1,636	HSBC	(68,597)
Total Unrealized Depreciation						$(304,440)
Net Unrealized Appreciation						$7,971
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$70,054	$—	$70,054
Common Stocks	31,592,978	60,774,116	—	92,367,094
Corporate Bonds	—	2,237,765	—	2,237,765
Foreign Issuer Bonds	—	12,660,405	—	12,660,405
U.S. Government Obligations	—	4,411,805	—	4,411,805
Investment Companies	79,599,096	—	—	79,599,096
Short-Term Investments	10,034,924	11,950,755	—	21,985,679
Total Investments	$121,226,998	$92,104,900	$—	$213,331,898

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$312,411	$—	$312,411
Total Assets - Derivative Financial Instruments	$—	$312,411	$—	$312,411
Liabilities:
Futures Contracts	$(159,047)	$—	$—	$(159,047)
Forward Foreign Currency Exchange Contracts	—	(304,440)	—	(304,440)
Total Liabilities - Derivative Financial Instruments	$(159,047)	$(304,440)	$—	$(463,487)
Net Derivative Financial Instruments	$(159,047)	$7,971	$—	$(151,076)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 107.2%
Asset-Backed Securities – 8.6%
Automobile – 1.0%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$596,262	$593,873
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	167,000	165,423
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	700,000	712,594
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	309,229	306,728
Series 2021-3, Class B, 0.76%, 2/26/29(b)	614,958	607,919
Santander Drive Auto Receivables Trust,
Series 2019-1, Class D, 3.65%, 4/15/25	661,732	669,642
Series 2020-2, Class B, 0.96%, 11/15/24	78,571	78,615

Westlake Automobile Receivables Trust, Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	260,541
		3,395,335
Other – 0.9%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	266,275
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25(b)	30,454	30,475
Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	237,576	236,732
Upstart Securitization Trust,
Series 2020-1, Class A, 2.32%, 4/22/30(b)	22,645	22,681
Series 2021-1, Class A, 0.87%, 3/20/31(b)	90,545	90,138
Series 2021-2, Class A, 0.91%, 6/20/31(b)	484,906	482,682
Series 2021-3, Class A, 0.83%, 7/20/31(b)	646,185	641,881
	Par(a)	Value
Other (Continued)
Upstart Securitization Trust,
Series 2021-4, Class A, 0.84%, 9/20/31(b)	$606,397	$598,998
Series 2021-5, Class A, 1.31%, 11/20/31(b)	601,083	600,547
		2,970,409
Whole Loan – 6.7%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.51%, 4/25/31(b)(c)	338,124	339,841
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 2.51%, 4/25/31(b)(c)	390,407	391,097
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 2.56%, 7/25/31(b)(c)	42,359	42,546
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 2.56%, 7/25/31(b)(c)	514,738	515,116
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.41%, 8/25/31(b)(c)	135,784	136,344
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.21%, 6/25/39(b)(c)	87,427	87,480
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.11%, 7/25/39(b)(c)	32,397	32,428
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.21%, 9/25/39(b)(c)	349,693	350,011
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.21%, 10/25/39(b)(c)	159,112	159,512
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%, 2.05% Floor), 2.16%, 1/25/40(b)(c)	821,586	824,962
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 2.11%, 1/25/40(b)(c)	1,039,416	1,043,575
Series 2020-SBT1, Class 1M2, (1M USD LIBOR + 3.65%), 3.76%, 2/25/40(b)(c)	101,533	105,842

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 3.15%, 10/25/41(b)(c)	$150,000	$149,344
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 2.80%, 12/25/41(b)(c)	275,000	268,812
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.06%, 7/25/29(c)	500,000	541,898
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.56%, 3/25/30(c)	300,000	322,336
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.26%, 7/25/30(c)	550,000	556,879
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.86%, 7/25/29(c)	245,000	276,851
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.61%, 9/25/29(c)	473,000	529,792
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 4.96%, 10/25/29(c)	430,000	467,660
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.16%, 11/25/29(c)	450,000	504,312
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.71%, 1/25/30(c)	667,125	697,105
Series 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%, 2.20% Floor), 2.31%, 1/25/30(c)	1,062,082	1,076,049
Series 2017-C07, Class 1B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.11%, 5/25/30(c)	250,000	263,189
Series 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%, 2.40% Floor), 2.51%, 5/25/30(c)	846,053	859,029
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 4.56%, 5/25/30(c)	$217,000	$226,529
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.66%, 7/25/30(c)	637,000	658,506
Series 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%, 2.25% Floor), 2.36%, 7/25/30(c)	1,053,228	1,066,434
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.11%, 8/25/30(c)	425,000	443,186
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 3.86%, 10/25/30(c)	550,000	572,682
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 4.36%, 1/25/31(c)	340,000	358,384
Series 2018-C06, Class 1M2, (1M USD LIBOR + 2.00%, 2.00% Floor), 2.11%, 3/25/31(c)	1,137,736	1,149,730
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.21%, 3/25/31(c)	334,461	338,394
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 0.95%, 11/25/41(b)(c)	989,890	989,287

Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 1.96%, 9/25/49(b)(c)	354,613	356,128
Freddie Mac STACR REMIC Trust,
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.16%, 11/25/49(b)(c)	193,769	194,137
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 1.81%, 1/25/50(b)(c)	712,917	715,864
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%, 1.85% Floor), 1.96%, 2/25/50(b)(c)	554,291	557,421

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2020-DNA4, Class M2, (1M USD LIBOR + 3.75%), 3.86%, 8/25/50(b)(c)	$279,751	$281,129
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(c)	45,542	45,542
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 2.01%, 1/25/50(b)(c)	76,950	77,143
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 3.21%, 3/25/50(b)(c)	658,543	666,748
Series 2020-HQA4, Class M2, (1M USD LIBOR + 3.15%), 3.26%, 9/25/50(b)(c)	258,214	259,263
Series 2021-DNA1, Class M1, (30D Average SOFR + 0.65%), 0.70%, 1/25/51(b)(c)	65,839	65,818
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 2.15%, 10/25/33(b)(c)	30,000	30,337
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 3.70%, 11/25/41(b)(c)	260,000	260,487
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 0.75%, 8/25/33(b)(c)	159,295	159,198
Series 2021-HQA1, Class M2, (30D Average SOFR + 2.25%), 2.30%, 8/25/33(b)(c)	150,000	151,192
Freddie Mac STACR Trust,
Series 2018-HQA2, Class M2, (1M USD LIBOR + 2.30%), 2.41%, 10/25/48(b)(c)	1,300,000	1,318,512
Series 2019-DNA1, Class M2, (1M USD LIBOR + 2.65%), 2.76%, 1/25/49(b)(c)	740,390	749,661
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR Trust,
Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.06%, 10/25/49(b)(c)	$268,050	$268,828
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.46%, 2/25/49(b)(c)	542,940	548,223
		23,050,773
Total Asset-Backed Securities (Cost $29,087,921)		29,416,517

	Number of Shares
Common Stocks – 28.5%
Aerospace/Defense – 1.2%
Aerojet Rocketdyne Holdings, Inc.(d)	69,537	2,683,433
General Dynamics Corp.	184	39,026
Lockheed Martin Corp.	487	189,506
Meggitt PLC (United Kingdom)*	113,099	1,142,329
		4,054,294
Auto Parts & Equipment – 0.3%
Veoneer, Inc. (Sweden)*	27,530	969,331
Banks – 0.5%
Link Administration Holdings Ltd. (Australia)	277,381	1,063,221
Prosperity Bancshares, Inc.	41	3,003
Sbanken ASA (Norway)(b)	55,978	591,627
		1,657,851
Beverages – 0.0%(e)
PepsiCo, Inc.	15	2,603
Biotechnology – 0.6%
Amgen, Inc.	769	174,671
Arena Pharmaceuticals, Inc.*	5,271	484,826
Gilead Sciences, Inc.	2,407	165,313
Swedish Orphan Biovitrum AB (Sweden)*	64,561	1,269,169
		2,093,979
Building Materials – 0.3%
Forterra, Inc.*	37,964	891,015
Chemicals – 1.6%
Air Products and Chemicals, Inc.	518	146,138

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Chemicals (Continued)
GCP Applied Technologies, Inc.*	30,448	$971,291
Kraton Corp.*	14,930	692,454
Rogers Corp.*	13,216	3,607,307
		5,417,190
Commercial Services – 1.9%
Automatic Data Processing, Inc.	720	148,442
Bakkt Holdings, Inc.*	8,426	36,316
Booz Allen Hamilton Holding Corp.	609	46,729
IHS Markit Ltd.(d)	42,001	4,905,297
John Wiley & Sons, Inc., Class A	22	1,117
Moneylion, Inc.*	25,132	64,589
RR Donnelley & Sons Co.*	90,064	992,505
Terminix Global Holdings, Inc.*	5,300	228,642
		6,423,637
Computers – 1.3%
Amdocs Ltd.	2,218	168,324
Avast PLC(b)	47,920	395,193
McAfee Corp., Class A	69,080	1,771,902
Vocera Communications, Inc.*	26,895	2,124,974
		4,460,393
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	1,829	150,801
Procter & Gamble (The) Co.	1,088	174,570
		325,371
Diversified Financial Services – 0.4%
Intertrust N.V. (Netherlands)(b)*	21,766	473,159
Sanne Group PLC (Jersey, C.I.)	58,772	723,239
Virtu Financial, Inc. Class A	3,826	118,338
		1,314,736
Electric – 1.0%
Alliant Energy Corp.	2,344	140,312
Ameren Corp.	832	73,832
American Electric Power Co., Inc.	1,279	115,622
Avangrid, Inc.	1,885	88,067
CMS Energy Corp.	1,603	103,201
Consolidated Edison, Inc.	2,065	178,519
Dominion Energy, Inc.	49	3,952
Duke Energy Corp.	1,635	171,773
Edison International	381	23,923
Evergy, Inc.	2,449	159,087
	Number of Shares	Value
Electric (Continued)
Eversource Energy	1,301	$116,427
IDACORP, Inc.	224	24,689
OGE Energy Corp.	58	2,199
Pinnacle West Capital Corp.	230	16,010
PNM Resources, Inc.	44,743	2,004,934
Southern (The) Co.	2,277	158,229
WEC Energy Group, Inc.	1,796	174,284
		3,555,060
Electronics – 0.9%
Coherent, Inc.*	11,750	3,037,140
Engineering & Construction – 0.4%
Sydney Airport (Australia)*	241,328	1,483,231
Food – 0.7%
Campbell Soup Co.	1,928	85,063
Conagra Brands, Inc.	1,218	42,338
Flowers Foods, Inc.	6,362	178,963
General Mills, Inc.	2,564	176,095
Hershey (The) Co.	51	10,051
Hormel Foods Corp.	3,680	174,690
JM Smucker (The) Co.	334	46,954
Kellogg Co.	2,619	164,997
Sanderson Farms, Inc.(d)	8,825	1,623,800
Stryve Foods, Inc., Class A*	8,817	23,629
		2,526,580
Forest Products & Paper – 0.2%
International Paper Co.	1,698	81,928
Verso Corp., Class A	20,435	549,293
		631,221
Healthcare - Products – 0.3%
Apria, Inc.*	22,850	854,819
Patterson Cos., Inc.	974	27,944
		882,763
Healthcare - Services – 0.0%(e)
UpHealth, Inc.*	2,540	5,563
Household Products/Wares – 0.1%
Clorox (The) Co.	902	151,410
Kimberly-Clark Corp.	1,216	167,382
		318,792
Insurance – 1.8%
Allstate (The) Corp.	348	41,993
CNP Assurances (France)	46,786	1,151,646

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Insurance (Continued)
TOWER Ltd. (New Zealand)	192,415	$86,094
Willis Towers Watson PLC(d)	21,016	4,916,904
		6,196,637
Internet – 0.6%
Mimecast Ltd.*	25,527	2,034,757
NortonLifeLock, Inc.	5,081	132,157
		2,166,914
Leisure Time – 0.1%
Accell Group NV (Netherlands)*	5,089	331,196
Machinery - Diversified – 1.5%
SPX FLOW, Inc.	22,575	1,945,965
Welbilt, Inc.(d)*	141,549	3,361,789
		5,307,754
Media – 0.1%
Comcast Corp., Class A	3,093	154,619
Omnicom Group, Inc.	2,055	154,865
		309,484
Mining – 0.1%
Newmont Corp.	2,925	178,922
Miscellaneous Manufacturing – 0.0%(e)
3M Co.	915	151,908
Packaging & Containers – 0.1%
Amcor PLC	14,062	168,884
Packaging Corp. of America	1,125	169,459
		338,343
Pharmaceuticals – 0.9%
AbbVie, Inc.	1,148	157,150
Cardinal Health, Inc.	2,951	152,183
Clinigen Group PLC (United Kingdom)	36,146	443,613
CVS Health Corp.	1,488	158,487
Johnson & Johnson	1,004	172,979
Merck & Co., Inc.	2,125	173,145
Organon & Co.	32	1,021
Pfizer, Inc.	3,277	172,665
Premier, Inc., Class A	3,793	144,968
Vifor Pharma A.G. (Switzerland)	4,812	852,432
Zogenix, Inc.*	21,009	546,444
		2,975,087
Real Estate Investment Trusts – 2.0%
Bluerock Residential Growth REIT, Inc.	20,890	554,630
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
CorePoint Lodging, Inc.*	36,541	$574,059
CyrusOne, Inc.	36,958	3,320,676
Monmouth Real Estate Investment Corp.(d)	117,064	2,457,173
National Retail Properties, Inc.	1,190	52,812
Physicians Realty Trust	1,863	34,019
PS Business Parks, Inc.	70	11,687
		7,005,056
Retail – 0.4%
Del Taco Restaurants, Inc.	58,236	726,203
Genuine Parts Co.	414	55,157
MSC Industrial Direct Co., Inc., Class A	166	13,552
Vivo Energy PLC (Kenya)(b)	311,720	555,064
		1,349,976
Semiconductors – 2.3%
CMC Materials, Inc.	7,746	1,401,096
Magnachip Semiconductor Corp. (South Korea)(d)*	51,892	923,159
Texas Instruments, Inc.	814	146,105
Xilinx, Inc.(d)	27,604	5,342,754
		7,813,114
Software – 5.6%
Activision Blizzard, Inc.	27,701	2,188,656
Blue Prism Group PLC (United Kingdom)*	77,942	1,323,930
Bottomline Technologies DE, Inc.*	24,423	1,377,213
Castlight Health, Inc., Class B*	118,936	242,629
Cerner Corp.	24,258	2,212,330
Change Healthcare, Inc.(d)*	203,924	4,013,224
Citrix Systems, Inc.	13,577	1,384,039
Kaleyra, Inc. (Italy)*	6,764	60,132
Momentive Global, Inc.*	69,133	1,184,248
Nuance Communications, Inc.(d)*	92,146	5,091,067
Zynga, Inc., Class A*	30,206	273,968
		19,351,436
Telecommunications – 1.1%
Cisco Systems, Inc.	2,841	158,158
Juniper Networks, Inc.	2,675	93,144
Motorola Solutions, Inc.	1,083	251,191
NeoPhotonics Corp.*	61,883	950,523

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Telecommunications (Continued)
Verizon Communications, Inc.	3,174	$168,952
Vonage Holdings Corp.*	106,057	2,210,228
		3,832,196
Transportation – 0.1%
C.H. Robinson Worldwide, Inc.	519	54,313
Nobina AB (Sweden)(b)	20,381	236,836
Union Pacific Corp.	616	150,643
United Parcel Service, Inc., Class B	176	35,589
		477,381
Total Common Stocks (Cost $96,978,815)		97,836,154

	Par
Convertible Bonds – 24.0%
Aerospace/Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(d)	$605,000	617,799
Airlines – 0.3%
Southwest Airlines Co., 1.25%, 5/01/25(d)	392,000	534,110
Spirit Airlines, Inc., 1.00%, 5/15/26(d)	535,000	469,760
		1,003,870
Auto Manufacturers – 0.2%
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	121,000	93,602
Lucid Group, Inc., 1.25%, 12/15/26(b)	545,000	450,170
		543,772
Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(d)	531,000	563,345
Biotechnology – 1.8%
Avid SPV LLC, 1.25%, 3/15/26(b)(d)	316,000	366,292
Exact Sciences Corp., 0.38%, 3/15/27(d)(f)	987,000	986,269
Gossamer Bio, Inc., 5.00%, 6/01/27(d)	861,000	743,904
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(b)(d)	1,218,000	1,050,001
Insmed, Inc., 0.75%, 6/01/28(d)(f)	981,000	950,099
	Par	Value
Biotechnology (Continued)
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(d)	$819,000	$734,584
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(d)	525,000	516,141
Travere Therapeutics, Inc., 2.50%, 9/15/25(d)	886,000	913,909
		6,261,199
Building Materials – 0.1%
Patrick Industries, Inc., 1.75%, 12/01/28(b)	363,000	342,036
Chemicals – 0.1%
Danimer Scientific, Inc., 3.25%, 12/15/26(b)	509,000	409,994
Commercial Services – 1.7%
2U, Inc., 2.25%, 5/01/25(d)(f)	657,000	616,577
Affirm Holdings, Inc., 0.00%, 11/15/26(b)(g)	703,000	550,144
Chegg, Inc., 0.00%, 9/01/26(g)	1,356,000	1,093,912
FTI Consulting, Inc., 2.00%, 8/15/23(d)	522,000	775,035
Marathon Digital Holdings, Inc., 1.00%, 12/01/26(b)	1,412,000	944,729
Sabre GLBL, Inc., 4.00%, 4/15/25(d)	578,000	825,586
Stride, Inc., 1.13%, 9/01/27	885,000	897,238
		5,703,221
Computers – 0.3%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)(f)	337,000	404,486
Mitek Systems, Inc., 0.75%, 2/01/26(b)(d)	519,000	541,641
		946,127
Cosmetics/Personal Care – 0.2%
Beauty Health (The) Co., 1.25%, 10/01/26(b)	942,000	785,157
Diversified Financial Services – 1.3%
Coinbase Global, Inc., 0.50%, 6/01/26(b)(d)(f)	553,000	516,431
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(d)	617,000	949,871
LendingTree, Inc., 0.50%, 7/15/25	451,000	377,307
PRA Group, Inc., 3.50%, 6/01/23(d)	785,000	885,394

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Diversified Financial Services (Continued)
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(g)	$531,000	$492,698
Upstart Holdings, Inc., 0.25%, 8/15/26(b)	313,000	270,606
WisdomTree Investments, Inc.,
4.25%, 6/15/23	701,000	791,027
3.25%, 6/15/26(b)	177,000	168,593
		4,451,927
Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(d)	1,064,000	1,205,260
Electronics – 0.1%
GoPro, Inc., 1.25%, 11/15/25(b)(d)	306,000	364,246
Energy - Alternate Sources – 0.9%
Array Technologies, Inc., 1.00%, 12/01/28(b)	782,000	609,977
Enphase Energy, Inc., 0.00%, 3/01/28(b)(d)(f)(g)	1,174,000	1,071,411
Sunnova Energy International, Inc., 0.25%, 12/01/26(b)(d)(f)	701,000	589,541
Sunrun, Inc., 0.00%, 2/01/26(b)(d)(g)	997,000	745,258
		3,016,187
Food – 0.3%
Beyond Meat, Inc., 0.00%, 3/15/27(b)(d)(f)(g)	475,000	324,950
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(d)	813,000	832,368
		1,157,318
Healthcare - Products – 0.3%
Alphatec Holdings, Inc., 0.75%, 8/01/26(b)(d)	358,000	335,555
Haemonetics Corp., 0.00%, 3/01/26(b)(g)	712,000	592,974
		928,529
Healthcare - Services – 0.0%(e)
UpHealth, Inc., 6.25%, 6/15/26(b)	187,000	153,135
Holding Companies - Diversified – 0.2%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	573,000	579,740
Home Builders – 0.2%
Winnebago Industries, Inc., 1.50%, 4/01/25(d)	715,000	851,418
	Par	Value
Insurance – 0.4%
MGIC Investment Corp., 9.00%, 4/01/63(b)(d)	$1,017,000	$1,359,256
Internet – 2.0%
fuboTV, Inc., 3.25%, 2/15/26(b)(d)(f)	1,031,000	792,041
Groupon, Inc., 1.13%, 3/15/26(b)(d)(f)	562,000	501,935
Magnite, Inc., 0.25%, 3/15/26(b)(d)	1,589,000	1,238,860
Perficient, Inc., 0.13%, 11/15/26(b)	711,000	625,207
Q2 Holdings, Inc., 0.13%, 11/15/25	580,000	504,890
Spotify USA, Inc., 0.00%, 3/15/26(b)(d)(g)	877,000	767,491
Upwork, Inc., 0.25%, 8/15/26(b)(d)	1,016,000	876,121
Wayfair, Inc., 0.63%, 10/01/25	721,000	631,841
Zillow Group, Inc., 2.75%, 5/15/25(d)(f)	764,000	883,613
		6,821,999
Leisure Time – 0.9%
Callaway Golf Co., 2.75%, 5/01/26(d)(f)	452,000	698,243
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,264,000	1,028,422
NCL Corp. Ltd., 1.13%, 2/15/27(b)	437,000	415,520
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	790,000	1,003,870
		3,146,055
Lodging – 0.2%
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)(f)	425,000	743,440
Machinery - Construction & Mining – 0.1%
Bloom Energy Corp., 2.50%, 8/15/25	401,000	487,600
Media – 0.5%
Cable One, Inc., 1.13%, 3/15/28(b)(d)	893,000	827,365
DISH Network Corp., 3.38%, 8/15/26(d)	1,026,000	954,990
		1,782,355
Oil & Gas – 0.4%
Centennial Resource Production LLC, 3.25%, 4/01/28(d)	871,000	1,284,582

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(d)	$330,000	$320,925
6.75%, 2/15/26(d)	488,000	500,151
		821,076
Pharmaceuticals – 0.5%
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	728,000	708,344
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	889,000	904,002
		1,612,346
Real Estate – 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(b)(d)	731,000	703,843
Redfin Corp., 0.50%, 4/01/27(b)(d)(f)	1,099,000	812,601
		1,516,444
Real Estate Investment Trusts – 3.2%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(d)	1,538,000	1,553,380
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,174,000	1,185,803
MFA Financial, Inc., 6.25%, 6/15/24(d)	1,931,000	1,988,393
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	963,000	1,047,025
PennyMac Corp.,
5.50%, 11/01/24(d)	1,530,000	1,545,300
5.50%, 3/15/26(b)	923,000	909,784

Redwood Trust, Inc., 5.63%, 7/15/24	750,000	756,563
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	824,000	839,159
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,021,000	1,029,619
		10,855,026
Retail – 0.4%
Burlington Stores, Inc., 2.25%, 4/15/25	676,000	881,058
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	487,000	429,000
		1,310,058
	Par	Value
Semiconductors – 0.3%
Impinj, Inc., 1.13%, 5/15/27(b)*	$469,000	$494,106
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26(b)(d)	415,000	428,592
		922,698
Software – 4.6%
8x8, Inc., 0.50%, 2/01/24(d)	446,000	437,749
Avaya Holdings Corp., 2.25%, 6/15/23(d)(f)	650,000	665,228
Bandwidth, Inc., 0.50%, 4/01/28(b)	782,000	583,916
Bentley Systems, Inc., 0.38%, 7/01/27(b)(d)	532,000	456,190
BigCommerce Holdings, Inc., 0.25%, 10/01/26(b)(d)	887,000	758,496
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(b)(d)	812,000	744,044
Confluent, Inc., 0.00%, 1/15/27(b)(g)	335,000	328,249
DigitalOcean Holdings, Inc., 0.00%, 12/01/26(b)(g)	629,000	508,665
Envestnet, Inc., 0.75%, 8/15/25(b)	625,000	602,230
Everbridge, Inc., 0.13%, 12/15/24(d)(f)	440,000	406,601
Fastly, Inc., 0.00%, 3/15/26(b)(d)(f)(g)	1,304,000	1,043,669
i3 Verticals LLC, 1.00%, 2/15/25	732,000	680,915
Jamf Holding Corp., 0.13%, 9/01/26(b)(d)	524,000	509,518
Kaleyra, Inc., 6.13%, 6/01/26(b)	177,000	169,153
LivePerson, Inc., 0.00%, 12/15/26(g)	736,000	576,371
MicroStrategy, Inc., 0.00%, 2/15/27(b)(d)(g)	1,491,000	971,262
New Relic, Inc., 0.50%, 5/01/23(d)(f)	838,000	984,665
Porch Group, Inc., 0.75%, 9/15/26(b)(d)	1,099,000	856,411
Progress Software Corp., 1.00%, 4/15/26(b)(d)	619,000	618,690
Splunk, Inc., 1.13%, 6/15/27(d)	598,000	543,010
Unity Software, Inc., 0.00%, 11/15/26(b)(g)	938,000	784,637
Verint Systems, Inc., 0.25%, 4/15/26(b)(d)	893,000	926,827

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Software (Continued)
Workiva, Inc., 1.13%, 8/15/26(d)(f)	$431,000	$703,781
Ziff Davis, Inc., 1.75%, 11/01/26(b)(d)	668,000	798,928
		15,659,205
Telecommunications – 0.2%
Infinera Corp., 2.13%, 9/01/24(d)	739,000	825,290
Transportation – 0.7%
Air Transport Services Group, Inc., 1.13%, 10/15/24(d)	910,000	974,107
CryoPort, Inc., 0.75%, 12/01/26(b)	1,016,000	821,944
SFL Corp. Ltd., 4.88%, 5/01/23(d)	486,000	488,367
		2,284,418
Trucking & Leasing – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(b)(d)	893,000	913,652
Total Convertible Bonds (Cost $82,350,428)		82,229,780

	Number of Shares
Convertible Preferred Stocks – 2.2%
Agriculture – 0.2%
Bunge Ltd., 4.88%	6,283	816,099
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	602,100
Computers – 0.2%
NCR Corp., 5.50%(h)	556	798,943
Diversified Financial Services – 0.5%
AMG Capital Trust II, 5.15%(d)	18,473	1,016,015
Cowen, Inc., 5.63%(d)	548	711,529
		1,727,544
Electric – 0.2%
Algonquin Power & Utilities Corp., 7.75% (Canada)	11,531	538,844
Engineering & Construction – 0.3%
Fluor Corp., 6.50%(b)(i)*	964	1,134,382
Metal Fabricate/Hardware – 0.1%
RBC Bearings, Inc., 5.00%*	3,169	303,558
	Number of Shares	Value
Real Estate Investment Trusts – 0.2%
Ready Capital Corp., 7.00%	19,284	$501,770
Savings & Loans – 0.2%
New York Community Capital Trust V, 6.00%	15,900	817,876
Software – 0.1%
Clarivate PLC, 5.25%	4,810	331,986
Total Convertible Preferred Stocks (Cost $6,984,422)		7,573,102

	Par
Corporate Bonds – 12.4%
Advertising – 0.0%(e)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$60,000	58,077
Aerospace/Defense – 0.2%
Boeing (The) Co.,
1.17%, 2/04/23	30,000	29,996
4.51%, 5/01/23	100,000	103,360
1.43%, 2/04/24	50,000	49,480
4.88%, 5/01/25	15,000	16,143
2.20%, 2/04/26	60,000	58,976

General Dynamics Corp., 1.15%, 6/01/26	110,000	106,376
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	134,704
5.95%, 2/01/37	25,000	28,062

Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	10,250
TransDigm, Inc., 6.25%, 3/15/26(b)	100,000	103,250
Triumph Group, Inc., 8.88%, 6/01/24(b)	20,000	21,350
		661,947
Agriculture – 0.1%
Altria Group, Inc., 2.35%, 5/06/25	180,000	181,248
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	50,000	49,045
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	25,500
Philip Morris International, Inc., 1.50%, 5/01/25	100,000	98,635
Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	55,451
		409,879

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Airlines – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	$25,000	$30,261
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	20,000	20,475
5.75%, 4/20/29(b)	20,000	20,475

Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	85,404
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	50,000	51,134
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	78,392
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	32,417
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	29,778
4.63%, 4/15/29(b)	30,000	29,684
		378,020
Auto Manufacturers – 0.3%
American Honda Finance Corp., 1.20%, 7/08/25	75,000	73,133
Ford Motor Co.,
9.63%, 4/22/30	50,000	70,250
4.75%, 1/15/43	25,000	25,551
5.29%, 12/08/46	25,000	27,438

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	200,224
General Motors Financial Co., Inc.,
1.70%, 8/18/23	270,000	270,061
2.75%, 6/20/25	135,000	136,706
2.40%, 10/15/28	40,000	38,571

Toyota Motor Credit Corp., 1.13%, 6/18/26	30,000	29,013
		870,947
Auto Parts & Equipment – 0.0%(e)
Goodyear Tire & Rubber (The) Co., 5.25%, 4/30/31	25,000	25,219
Lear Corp., 3.80%, 9/15/27	60,000	63,332
Meritor, Inc., 4.50%, 12/15/28(b)	30,000	29,205
		117,756
	Par	Value
Banks – 2.2%
Bank of America Corp.,
4.13%, 1/22/24	$200,000	$210,074
(SOFR + 0.74%), 0.81%, 10/24/24(j)	135,000	133,042
4.00%, 1/22/25	100,000	105,247
(SOFR + 0.69%), 0.98%, 4/22/25(j)	240,000	235,187
(SOFR + 0.91%), 0.98%, 9/25/25(j)	40,000	38,942
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	50,000	51,703
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	203,788
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(j)	80,000	77,735
(SOFR + 1.22%), 2.65%, 3/11/32(j)	50,000	48,865
(SOFR + 1.21%), 2.57%, 10/20/32(j)	30,000	29,071

Bank of New York Mellon (The) Corp., 0.50%, 4/26/24	85,000	83,186
Citigroup, Inc.,
4.00%, 8/05/24	150,000	157,234
(SOFR + 0.69%), 0.78%, 10/30/24(j)	450,000	443,213
(SOFR + 0.67%), 0.98%, 5/01/25(j)	85,000	83,203
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	359,851
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	50,000	52,265
Fifth Third Bancorp,
3.65%, 1/25/24	50,000	51,798
(SOFR + 0.69%), 1.71%, 11/01/27(j)	10,000	9,717
Goldman Sachs Group (The), Inc.,
4.00%, 3/03/24	100,000	104,486
(SOFR + 0.51%), 0.66%, 9/10/24(j)	470,000	462,333
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	150,000	154,378
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	86,795
3.50%, 11/16/26	50,000	52,058
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	427,688
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	105,591
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	50,000	52,753
3.80%, 3/15/30	50,000	53,190
(SOFR + 1.09%), 1.99%, 1/27/32(j)	115,000	106,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.28%), 2.62%, 4/22/32(j)	$10,000	$9,688
(SOFR + 1.25%), 2.38%, 7/21/32(j)	75,000	71,023
JPMorgan Chase & Co.,
(SOFR + 0.61%), 1.56%, 12/10/25(j)	130,000	128,012
(SOFR + 1.59%), 2.01%, 3/13/26(j)	100,000	99,506
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	171,738
(SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	194,817
(SOFR + 0.89%), 1.58%, 4/22/27(j)	58,000	56,111
(SOFR + 0.77%), 1.47%, 9/22/27(j)	540,000	516,345
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	50,000	52,429
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(j)	20,000	21,142
(SOFR + 3.79%), 4.49%, 3/24/31(j)	190,000	212,383
(SOFR + 2.52%), 2.96%, 5/13/31(j)	190,000	188,766
Morgan Stanley,
4.10%, 5/22/23	25,000	25,818
(SOFR + 0.46%), 0.53%, 1/25/24(j)	205,000	203,258
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(j)	160,000	164,325
3.70%, 10/23/24	50,000	52,269
(SOFR + 0.75%), 0.86%, 10/21/25(j)	130,000	125,995
(SOFR + 1.99%), 2.19%, 4/28/26(j)	100,000	99,783
(SOFR + 0.72%), 0.99%, 12/10/26(j)	360,000	341,875
(SOFR + 0.88%), 1.59%, 5/04/27(j)	70,000	67,586
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	50,000	55,223
(SOFR + 3.12%), 3.62%, 4/01/31(j)	270,000	285,419
(SOFR + 1.18%), 2.24%, 7/21/32(j)	165,000	155,585

Santander Holdings USA, Inc., 3.45%, 6/02/25	40,000	41,256
SVB Financial Group, 1.80%, 2/02/31	70,000	64,021
Truist Financial Corp., 4.00%, 5/01/25	50,000	53,042
	Par	Value
Banks (Continued)
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(j)	$145,000	$141,414
(SOFR + 1.09%), 2.41%, 10/30/25(j)	50,000	50,283
		7,628,505
Building Materials – 0.3%
Boise Cascade Co., 4.88%, 7/01/30(b)	260,000	270,400
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	50,000	51,332
4.25%, 2/01/32(b)	50,000	48,950

Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25(b)	100,000	104,750
Griffon Corp., 5.75%, 3/01/28	25,000	24,975
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	294,000
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	55,000	54,370
2.40%, 7/15/31	50,000	48,516

Standard Industries, Inc., 3.38%, 1/15/31(b)	50,000	45,745
		943,038
Chemicals – 0.2%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	108,756
Ashland LLC, 3.38%, 9/01/31(b)	70,000	66,150
Celanese U.S. Holdings LLC, 1.40%, 8/05/26	80,000	76,854
Chemours (The) Co., 5.38%, 5/15/27	50,000	51,397
Ecolab, Inc., 0.90%, 12/15/23	35,000	34,710
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	42,601
PPG Industries, Inc., 1.20%, 3/15/26	65,000	62,668
Rayonier AM Products, Inc., 7.63%, 1/15/26(b)	51,000	52,275
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	160,000	165,114
2.95%, 8/15/29	90,000	91,840

Tronox, Inc., 4.63%, 3/15/29(b)	10,000	9,615
		761,980

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Commercial Services – 0.3%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	$15,000	$15,146
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	99,900
Block Financial LLC, 2.50%, 7/15/28	63,000	61,340
Cintas Corp. No. 2, 3.70%, 4/01/27	21,000	22,488
CPI CG, Inc., 8.63%, 3/15/26(b)	10,000	10,246
Equinix, Inc., 2.35%, 9/15/31	45,000	42,340
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	30,577
3.63%, 6/15/29(b)	20,000	19,400
3.75%, 10/01/30(b)	40,000	38,800

Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	10,000	9,962
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	100,000	99,840
4.75%, 7/15/31(b)	40,000	37,202

PayPal Holdings, Inc., 2.40%, 10/01/24	200,000	203,763
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	50,000	51,820
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	82,720
2.35%, 1/15/32	50,000	46,394

S&P Global, Inc., 1.25%, 8/15/30	110,000	99,305
Service Corp. International, 3.38%, 8/15/30	15,000	14,003
United Rentals North America, Inc., 3.88%, 2/15/31	40,000	38,950
		1,024,196
Computers – 0.3%
Apple, Inc., 1.40%, 8/05/28	50,000	47,534
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	10,000	9,814
4.00%, 7/01/29(b)	20,000	19,750

Crowdstrike Holdings, Inc., 3.00%, 2/15/29	10,000	9,375
Dell International LLC/EMC Corp., 5.85%, 7/15/25	475,000	527,881
Dell, Inc., 6.50%, 4/15/38	50,000	60,211
	Par	Value
Computers (Continued)

Hewlett Packard Enterprise Co., 4.45%, 10/02/23	$200,000	$208,957
HP, Inc.,
2.20%, 6/17/25	70,000	70,135
1.45%, 6/17/26	145,000	139,445
Kyndryl Holdings, Inc.,
2.05%, 10/15/26(b)	10,000	9,561
2.70%, 10/15/28(b)	20,000	18,791

NetApp, Inc., 1.88%, 6/22/25	20,000	19,753
		1,141,207
Cosmetics/Personal Care – 0.0%(e)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	50,199
Distribution/Wholesale – 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	60,000	56,386
Avient Corp., 5.75%, 5/15/25(b)	100,000	103,094
G-III Apparel Group Ltd., 7.88%, 8/15/25(b)	200,000	211,000
		370,480
Diversified Financial Services – 0.5%
Air Lease Corp., 3.38%, 7/01/25	45,000	45,952
Ally Financial, Inc.,
3.05%, 6/05/23	30,000	30,545
1.45%, 10/02/23	25,000	24,901
American Express Co.,
2.50%, 7/30/24	50,000	51,007
4.20%, 11/06/25	50,000	53,887

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	102,924
Ares Capital Corp., 2.88%, 6/15/27	60,000	58,929
Charles Schwab (The) Corp.,
0.75%, 3/18/24	30,000	29,542
1.15%, 5/13/26	50,000	48,440

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	102,526
Curo Group Holdings Corp., 7.50%, 8/01/28(b)	145,000	136,763
FS KKR Capital Corp., 3.25%, 7/15/27	10,000	9,837
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	52,331
3.75%, 9/21/28	100,000	107,653

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	$100,000	$101,616
4.38%, 5/15/31(b)	70,000	68,605

Mastercard, Inc., 1.90%, 3/15/31	22,000	21,347
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	103,738
5.50%, 8/15/28(b)	25,000	24,437
5.13%, 12/15/30(b)	80,000	75,034
Navient Corp.,
7.25%, 9/25/23	45,000	47,362
5.00%, 3/15/27	50,000	48,421
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	27,125
8.88%, 6/01/25	100,000	106,141

SLM Corp., 4.20%, 10/29/25	50,000	51,375
Starwood Property Trust, Inc., 4.38%, 1/15/27	35,000	34,876
Visa, Inc., 1.90%, 4/15/27	50,000	49,709
		1,615,023
Electric – 0.5%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	53,517
Arizona Public Service Co., 2.20%, 12/15/31	50,000	47,129
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	100,000	106,637
1.65%, 5/15/31	25,000	23,041

Black Hills Corp., 1.04%, 8/23/24	10,000	9,773
Calpine Corp., 4.63%, 2/01/29(b)	25,000	23,672
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	51,833
DPL, Inc., 4.35%, 4/15/29	100,000	102,375
DTE Energy Co., 1.05%, 6/01/25	55,000	53,030
Duke Energy Corp.,
3.75%, 4/15/24	30,000	31,137
3.40%, 6/15/29	50,000	51,891

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	82,660
Eversource Energy, 2.90%, 10/01/24	50,000	51,112
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	51,743
Florida Power & Light Co., 2.45%, 2/03/32	30,000	29,703
	Par	Value
Electric (Continued)
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	$85,000	$81,476
2.40%, 3/15/30	100,000	98,597

NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/23	105,000	104,538
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(b)	50,000	50,625
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	40,122
PG&E Corp., 5.25%, 7/01/30	100,000	99,143
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	9,023
Southern California Edison Co., 2.95%, 2/01/51	6,000	5,374
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	126,562
Union Electric Co., 2.95%, 3/15/30	100,000	102,068
Virginia Electric and Power Co., 2.30%, 11/15/31	95,000	92,679
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	50,395
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,628
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,724
		1,644,207
Electrical Component & Equipment – 0.1%
Emerson Electric Co., 2.00%, 12/21/28	270,000	263,266
Electronics – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	28,530
Arrow Electronics, Inc., 2.95%, 2/15/32	75,000	73,438
Atkore, Inc., 4.25%, 6/01/31(b)	35,000	34,449
Imola Merger Corp., 4.75%, 5/15/29(b)	50,000	48,648
Jabil, Inc., 1.70%, 4/15/26	65,000	63,450
		248,515

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	$200,000	$206,626
Renewable Energy Group, Inc., 5.88%, 6/01/28(b)	10,000	10,037
		216,663
Engineering & Construction – 0.1%
Artera Services LLC, 9.03%, 12/04/25(b)	20,000	20,450
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	305,000	308,712
MasTec, Inc., 4.50%, 8/15/28(b)	40,000	40,505
Tutor Perini Corp., 6.88%, 5/01/25(b)	100,000	99,091
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	15,000	14,754
		483,512
Entertainment – 0.2%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	10,043
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	56,912
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	10,000	10,297
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	204,268
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	9,770
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	47,700
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	104,250
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	103,500
		546,740
Environmental Control – 0.0%(e)
Stericycle, Inc., 3.88%, 1/15/29(b)	35,000	33,250
Waste Connections, Inc., 2.60%, 2/01/30	5,000	4,914
		38,164
	Par	Value
Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	$50,000	$51,175
3.50%, 3/15/29(b)	30,000	28,325

Campbell Soup Co., 3.95%, 3/15/25	100,000	105,502
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)	30,000	29,996
General Mills, Inc., 4.00%, 4/17/25	30,000	31,722
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	34,519
Kraft Heinz Foods Co.,
3.88%, 5/15/27	50,000	51,893
5.20%, 7/15/45	50,000	57,935
4.38%, 6/01/46	100,000	105,676
5.50%, 6/01/50	50,000	61,798

United Natural Foods, Inc., 6.75%, 10/15/28(b)	20,000	21,225
		579,766
Forest Products & Paper – 0.0%(e)
Resolute Forest Products, Inc., 4.88%, 3/01/26(b)	20,000	19,782
Gas – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	26,417
NiSource, Inc., 0.95%, 8/15/25	100,000	95,669
Southern California Gas Co., 2.55%, 2/01/30	30,000	29,900
		151,986
Healthcare - Products – 0.1%
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	51,875
3.25%, 2/15/29(b)	60,000	56,850

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	30,000	32,025
PerkinElmer, Inc.,
0.85%, 9/15/24	270,000	262,296
1.90%, 9/15/28	55,000	52,461
		455,507
Healthcare - Services – 0.4%
Anthem, Inc., 0.45%, 3/15/23	130,000	128,939

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Healthcare - Services (Continued)
Centene Corp., 2.63%, 8/01/31	$80,000	$74,862
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	99,470
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	50,000	52,047
5.63%, 3/15/27(b)	25,000	25,135
HCA, Inc.,
5.25%, 4/15/25	115,000	125,097
4.13%, 6/15/29	185,000	197,070
2.38%, 7/15/31	75,000	69,981
Humana, Inc.,
3.85%, 10/01/24	10,000	10,449
4.50%, 4/01/25	125,000	133,789

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	70,000	67,870
LifePoint Health, Inc., 5.38%, 1/15/29(b)	30,000	28,538
ModivCare, Inc., 5.88%, 11/15/25(b)	35,000	36,312
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	200,532
3.88%, 11/15/30(b)	50,000	49,312

Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	30,000	31,275
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	15,000	14,572
Syneos Health, Inc., 3.63%, 1/15/29(b)	15,000	14,217
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	65,000	65,213
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	23,957
		1,448,637
Home Builders – 0.3%
Century Communities, Inc.,
6.75%, 6/01/27	100,000	104,051
3.88%, 8/15/29(b)	125,000	119,969

LGI Homes, Inc., 4.00%, 7/15/29(b)	105,000	99,229
NVR, Inc., 3.00%, 5/15/30	45,000	45,283
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 4/01/29(b)	50,000	49,103
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	53,003
	Par	Value
Home Builders (Continued)

Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	$365,000	$368,194
Winnebago Industries, Inc., 6.25%, 7/15/28(b)(d)	10,000	10,638
		849,470
Household Products/Wares – 0.0%(e)
Spectrum Brands, Inc., 3.88%, 3/15/31(b)	55,000	51,700
Housewares – 0.0%(e)
Newell Brands, Inc., 4.70%, 4/01/26	100,000	104,729
Insurance – 0.3%
Aflac, Inc.,
1.13%, 3/15/26	180,000	173,927
3.60%, 4/01/30	64,000	68,598

Aon Corp., 2.80%, 5/15/30	20,000	19,973
AssuredPartners, Inc., 5.63%, 1/15/29(b)	15,000	13,945
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	99,341
Enstar Group Ltd., 3.10%, 9/01/31	45,000	42,595
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	200,000	209,148
4.38%, 3/15/29	50,000	55,727
2.25%, 11/15/30	50,000	48,227

MGIC Investment Corp., 5.25%, 8/15/28(d)	50,000	51,690
Radian Group, Inc., 6.63%, 3/15/25	100,000	107,800
		890,971
Internet – 0.4%
Amazon.com, Inc., 2.10%, 5/12/31	110,000	106,866
Arches Buyer, Inc., 4.25%, 6/01/28(b)	15,000	14,164
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	26,294
eBay, Inc., 1.90%, 3/11/25	210,000	208,909
Expedia Group, Inc., 3.60%, 12/15/23	70,000	72,066
Match Group Holdings II LLC,
4.13%, 8/01/30(b)	75,000	72,000
3.63%, 10/01/31(b)	35,000	32,072
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	103,556
5.88%, 11/15/28	50,000	57,937

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Internet (Continued)
Netflix, Inc.,
6.38%, 5/15/29	$75,000	$89,531
5.38%, 11/15/29(b)	75,000	85,759

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,238
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	78,396
8.00%, 11/01/26(b)	200,000	212,082

VeriSign, Inc., 4.75%, 7/15/27	100,000	103,354
		1,268,224
Investment Management Companies – 0.3%
Ares Capital Corp.,
4.25%, 3/01/25	100,000	104,264
3.88%, 1/15/26	172,000	177,254
2.15%, 7/15/26	88,000	84,849
2.88%, 6/15/28	40,000	38,458

Barings BDC, Inc., 3.30%, 11/23/26	70,000	68,031
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	59,377
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	39,481
FS KKR Capital Corp.,
1.65%, 10/12/24	140,000	135,777
2.63%, 1/15/27	150,000	144,963

Goldman Sachs BDC, Inc., 2.88%, 1/15/26	95,000	95,918
Golub Capital BDC, Inc., 2.50%, 8/24/26	75,000	72,258
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	60,000	57,033
Prospect Capital Corp., 3.36%, 11/15/26	60,000	59,014
		1,136,677
Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	24,000	25,468
Cleveland-Cliffs, Inc.,
5.88%, 6/01/27	50,000	51,746
4.63%, 3/01/29(b)	15,000	14,636
4.88%, 3/01/31(b)	35,000	34,300

Commercial Metals Co., 5.38%, 7/15/27	100,000	104,500
	Par	Value
Iron/Steel (Continued)

Reliance Steel & Aluminum Co., 1.30%, 8/15/25	$40,000	$38,874
United States Steel Corp., 6.88%, 3/01/29	30,000	30,300
		299,824
Leisure Time – 0.0%(e)
Life Time, Inc., 5.75%, 1/15/26(b)	5,000	5,020
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23(b)	50,000	52,675
11.50%, 6/01/25(b)	15,000	16,601
		74,296
Lodging – 0.1%
Choice Hotels International, Inc., 3.70%, 12/01/29	55,000	57,279
Full House Resorts, Inc., 8.25%, 2/15/28(b)	10,000	10,250
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	49,138
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	67,748
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,967
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	24,526
		218,908
Machinery - Construction & Mining – 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	113,419
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	185,422
0.80%, 11/13/25	60,000	57,808

Terex Corp., 5.00%, 5/15/29(b)	250,000	247,975
		604,624
Machinery - Diversified – 0.0%(e)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	110,000	106,241
Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	100,000	99,229
4.50%, 5/01/32	100,000	96,375

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Media (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 1/15/34(b)	$100,000	$92,525

Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	55,000	51,790
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	15,000	15,056
DISH DBS Corp.,
5.88%, 11/15/24	100,000	100,710
7.75%, 7/01/26	50,000	51,456
7.38%, 7/01/28	20,000	19,327

GCI LLC, 4.75%, 10/15/28(b)	20,000	19,769
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	102,500
TEGNA, Inc.,
4.75%, 3/15/26(b)	55,000	55,894
5.00%, 9/15/29	200,000	196,832

Townsquare Media, Inc., 6.88%, 2/01/26(b)	15,000	15,578
		917,041
Mining – 0.0%(e)
Arconic Corp., 6.13%, 2/15/28(b)	40,000	41,498
Freeport-McMoRan, Inc., 5.45%, 3/15/43	50,000	58,812
Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	13,000	14,008
		114,318
Office/Business Equipment – 0.0%(e)
Xerox Holdings Corp., 5.50%, 8/15/28(b)	25,000	25,140
Oil & Gas – 0.6%
Antero Resources Corp.,
8.38%, 7/15/26(b)	3,000	3,346
7.63%, 2/01/29(b)	92,000	100,280
5.38%, 3/01/30(b)	20,000	20,696
Apache Corp.,
4.63%, 11/15/25	25,000	26,081
4.88%, 11/15/27	35,000	36,225
4.25%, 1/15/30	50,000	50,600
5.10%, 9/01/40	25,000	26,224

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	10,475
	Par	Value
Oil & Gas (Continued)

Chevron Corp., 1.55%, 5/11/25	$80,000	$79,464
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	32,590
3.25%, 10/15/29	20,000	21,185
CNX Resources Corp.,
7.25%, 3/14/27(b)	125,000	131,201
6.00%, 1/15/29(b)	40,000	41,200

Colgate Energy Partners III LLC, 5.88%, 7/01/29	10,000	10,163
Conoco Funding Co., 7.25%, 10/15/31	9,000	12,317
ConocoPhillips Co., 6.95%, 4/15/29	11,000	14,093
Continental Resources, Inc., 4.38%, 1/15/28	75,000	79,101
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 5/01/29(b)	10,000	10,094
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	24,125
Devon Energy Corp., 4.50%, 1/15/30	35,000	37,135
Diamondback Energy, Inc., 3.13%, 3/24/31	25,000	24,798
EQT Corp.,
3.90%, 10/01/27	100,000	100,678
7.50%, 2/01/30	100,000	119,135

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	82,566
Hess Corp., 4.30%, 4/01/27	50,000	53,366
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	30,450
Murphy Oil Corp., 6.38%, 7/15/28	35,000	36,200
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	67,762
Occidental Petroleum Corp.,
2.90%, 8/15/24	150,000	150,130
8.00%, 7/15/25	40,000	45,500
5.50%, 12/01/25	25,000	26,529
8.50%, 7/15/27	65,000	78,030
6.38%, 9/01/28	45,000	51,188
3.50%, 8/15/29	75,000	73,927
6.13%, 1/01/31	25,000	28,856
6.45%, 9/15/36	25,000	30,368
4.40%, 4/15/46	50,000	47,816

Ovintiv Exploration, Inc., 5.38%, 1/01/26	50,000	54,612

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Oil & Gas (Continued)

Pioneer Natural Resources Co., 0.55%, 5/15/23	$40,000	$39,610
Range Resources Corp.,
4.88%, 5/15/25	100,000	101,915
9.25%, 2/01/26	30,000	32,081
Southwestern Energy Co.,
7.75%, 10/01/27	75,000	79,900
8.38%, 9/15/28	15,000	16,458

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	35,000	34,264
		2,172,734
Oil & Gas Services – 0.0%(e)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/01/30	50,000	55,916
Bristow Group, Inc., 6.88%, 3/01/28(b)	10,000	10,075
		65,991
Packaging & Containers – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	204,536
Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	45,134
Greif, Inc., 6.50%, 3/01/27(b)	50,000	51,755
Sealed Air Corp., 6.88%, 7/15/33	60,000	71,700
		373,125
Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	104,544
2.60%, 11/21/24	370,000	376,542
3.80%, 3/15/25	70,000	73,519

CVS Health Corp., 1.30%, 8/21/27	65,000	61,184
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	105,008
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	100,000	94,750
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	207,250
McKesson Corp., 0.90%, 12/03/25	75,000	71,420
	Par	Value
Pharmaceuticals (Continued)

Viatris, Inc., 1.65%, 6/22/25	$30,000	$29,455
Zoetis, Inc., 2.00%, 5/15/30	100,000	95,087
		1,218,759
Pipelines – 0.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	76,125
5.38%, 6/15/29(b)	65,000	65,428
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	255,000	278,376
3.70%, 11/15/29	40,000	41,563

Cheniere Energy Partners L.P., 3.25%, 1/31/32(b)	40,000	37,623
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	25,375
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	30,225
DCP Midstream Operating L.P.,
3.25%, 2/15/32	75,000	70,875
5.60%, 4/01/44	25,000	29,000

Energy Transfer L.P., 4.05%, 3/15/25	50,000	52,308
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	25,668
5.38%, 6/01/29	25,000	25,230
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	51,354
5.45%, 6/01/47	25,000	22,250
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	98,950
6.50%, 7/01/27(b)	20,000	20,900
6.50%, 7/15/48	10,000	10,750

Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	40,000	40,255
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	103,303
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	36,451
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	76,424
4.25%, 2/15/30(b)	25,000	24,125

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Pipelines (Continued)
MPLX L.P.,
4.88%, 12/01/24	$12,000	$12,837
2.65%, 8/15/30	20,000	19,304

New Fortress Energy, Inc., 6.75%, 9/15/25(b)	115,000	108,963
ONEOK, Inc.,
2.75%, 9/01/24	50,000	50,941
6.35%, 1/15/31	60,000	72,985

Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	103,856
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	95,600
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/01/30	25,000	26,469
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	30,000	30,803
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	52,331
4.75%, 8/15/28	25,000	26,563
4.55%, 2/01/30	75,000	78,188
5.50%, 8/15/48	25,000	27,625

Williams (The) Cos., Inc., 2.60%, 3/15/31	170,000	163,585
		2,112,608
Real Estate – 0.0%(e)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	15,000	14,269
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32	60,000	58,650
Kennedy-Wilson, Inc., 5.00%, 3/01/31	45,000	44,395
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25(b)	20,000	21,216
SBA Communications Corp., 3.13%, 2/01/29	10,000	9,319
		147,849
Real Estate Investment Trusts – 0.7%
American Tower Corp.,
0.60%, 1/15/24	135,000	132,230
5.00%, 2/15/24	80,000	85,022
1.45%, 9/15/26	65,000	62,475
	Par	Value
Real Estate Investment Trusts (Continued)

Camden Property Trust, 3.15%, 7/01/29	$50,000	$51,767
Crown Castle International Corp.,
3.20%, 9/01/24	30,000	30,874
1.35%, 7/15/25	200,000	193,955

Digital Realty Trust L.P., 4.75%, 10/01/25	80,000	87,612
Equinix, Inc.,
2.63%, 11/18/24	80,000	81,171
1.25%, 7/15/25	200,000	193,866

Essex Portfolio L.P., 1.70%, 3/01/28	230,000	218,058
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	51,825
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	77,115
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	74,887
4.88%, 9/15/29(b)	75,000	74,036
5.25%, 7/15/30(b)	40,000	39,718
4.50%, 2/15/31(b)	30,000	28,446
5.63%, 7/15/32(b)	50,000	50,546

iStar, Inc., 4.25%, 8/01/25	100,000	99,319
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	78,293
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	110,500
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	35,000	33,775
Office Properties Income Trust, 3.45%, 10/15/31	65,000	60,928
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	110,000	112,575
Public Storage,
1.95%, 11/09/28	125,000	121,159
3.39%, 5/01/29	25,000	26,503
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	68,192
1.38%, 1/15/27	10,000	9,597
Starwood Property Trust, Inc.,
5.50%, 11/01/23(b)	35,000	36,094
4.75%, 3/15/25	50,000	51,125

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Real Estate Investment Trusts (Continued)
Starwood Property Trust, Inc.,
3.63%, 7/15/26(b)	$25,000	$24,395

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	52,075
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	50,153
Welltower, Inc., 4.00%, 6/01/25	25,000	26,524
XHR L.P., 6.38%, 8/15/25(b)	30,000	31,012
		2,525,822
Retail – 0.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	239,344
Asbury Automotive Group, Inc., 4.75%, 3/01/30	35,000	34,491
AutoNation, Inc., 1.95%, 8/01/28	35,000	33,353
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	26,250
6.63%, 10/01/30(b)	35,000	37,562
Genuine Parts Co.,
1.75%, 2/01/25	190,000	188,814
2.75%, 2/01/32	55,000	53,474

Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	20,000	19,141
GYP Holdings III Corp., 4.63%, 5/01/29(b)	13,000	12,626
Lowe's Cos., Inc., 4.00%, 4/15/25	45,000	47,729
Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	5,096
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	20,000	19,259
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	23,558
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,216
Victoria's Secret & Co., 4.63%, 7/15/29(b)	20,000	19,272
Walmart, Inc., 1.50%, 9/22/28	75,000	72,346
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	51,378
4.63%, 1/31/32	100,000	99,522
		985,431
	Par	Value
Semiconductors – 0.3%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	$100,000	$105,125
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	38,680
2.10%, 10/01/31	30,000	29,025
Broadcom, Inc.,
4.70%, 4/15/25	225,000	241,659
4.25%, 4/15/26	100,000	106,837

Entegris, Inc., 3.63%, 5/01/29(b)	30,000	28,732
Intel Corp., 3.75%, 3/25/27	100,000	107,637
Qorvo, Inc., 1.75%, 12/15/24	125,000	122,651
Skyworks Solutions, Inc., 0.90%, 6/01/23	95,000	93,996
Texas Instruments, Inc., 1.90%, 9/15/31	65,000	62,045
		936,387
Software – 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	100,374
Intuit, Inc.,
1.35%, 7/15/27	60,000	57,345
1.65%, 7/15/30	45,000	41,917
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	99,887
3.63%, 11/01/31(b)	100,000	98,478
3.25%, 8/15/33(b)	55,000	51,581

Nuance Communications, Inc., 5.63%, 12/15/26	125,000	128,594
Oracle Corp., 1.65%, 3/25/26	180,000	174,058
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	43,200
SS&C Technologies, Inc., 5.50%, 9/30/27(b)	156,000	161,104
VMware, Inc., 4.50%, 5/15/25	10,000	10,702
Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	188,016
		1,155,256
Telecommunications – 0.5%
AT&T, Inc., 1.70%, 3/25/26	295,000	288,294
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	15,000	15,446
Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	10,297

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Telecommunications (Continued)
INNOVATE Corp., 8.50%, 2/01/26(b)	$20,000	$20,100
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	91,000
Lumen Technologies, Inc., 4.50%, 1/15/29(b)	50,000	45,819
Motorola Solutions, Inc., 4.60%, 5/23/29	30,000	33,316
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	59,475
8.75%, 3/15/32	75,000	104,771

Sprint Corp., 7.13%, 6/15/24	100,000	109,000
T-Mobile USA, Inc., 3.50%, 4/15/25	425,000	441,028
Verizon Communications, Inc., 3.00%, 3/22/27	100,000	102,879
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	101,760
6.50%, 7/15/28(b)	115,000	113,850
		1,537,035
Transportation – 0.0%(e)
Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	10,066
United Parcel Service, Inc., 4.45%, 4/01/30	60,000	68,646
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(b)	15,000	15,525
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	51,754
		145,991
Trucking & Leasing – 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	30,000	30,817
9.75%, 8/01/27(b)	320,000	350,400
		381,217
Total Corporate Bonds (Cost $43,285,825)		42,548,367

Foreign Issuer Bonds – 2.1%
Burkina Faso – 0.0%(e)
IAMGOLD Corp., 5.75%, 10/15/28(b)	30,000	28,158
Canada – 0.7%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	92,611
	Par	Value
Canada (Continued)
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(b)	$130,000	$120,337

Air Canada, 3.88%, 8/15/26(b)	35,000	34,139
Bank of Montreal, 0.45%, 12/08/23	180,000	176,581
Bank of Nova Scotia (The),
0.65%, 7/31/24	95,000	92,548
1.05%, 3/02/26	90,000	86,341
1.35%, 6/24/26	160,000	154,892

Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	52,657
Brookfield Finance I UK PLC, 2.34%, 1/30/32	20,000	18,959
Canadian Imperial Bank of Commerce,
0.45%, 6/22/23	135,000	133,375
0.95%, 10/23/25	170,000	163,421

Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(b)	130,000	131,300
Cenovus Energy, Inc., 5.38%, 7/15/25	6,000	6,559
Empire Communities Corp., 7.00%, 12/15/25(b)	20,000	20,346
Enbridge, Inc.,
3.50%, 6/10/24	80,000	82,451
2.50%, 1/15/25	100,000	101,301

Fairfax Financial Holdings Ltd., 3.38%, 3/03/31	25,000	25,046
Garda World Security Corp., 6.00%, 6/01/29(b)	25,000	23,470
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	25,000
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	20,325
Methanex Corp., 5.25%, 12/15/29	75,000	75,882
Royal Bank of Canada,
0.75%, 10/07/24	70,000	68,001
1.20%, 4/27/26	70,000	67,459
2.05%, 1/21/27	100,000	98,968

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	10,000	10,015
Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	50,695
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	40,000	24,609

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Canada (Continued)

Tervita Corp., 11.00%, 12/01/25(b)	$13,000	$15,064
Toronto-Dominion Bank (The),
0.30%, 6/02/23	50,000	49,397
3.25%, 3/11/24	50,000	51,727
0.75%, 1/06/26	160,000	152,688
		2,226,164
Germany – 0.1%
Deutsche Bank A.G.,
(SOFR + 1.22%), 2.31%, 11/16/27(j)	150,000	145,707
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)	200,000	209,114

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	70,000	98,752
		453,573
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.50%, 9/15/23	220,000	228,498
1.65%, 10/29/24	150,000	147,317
		375,815
Italy – 0.0%(e)
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50,000	51,325
6.00%, 9/30/34	20,000	19,700
		71,025
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(j)	200,000	194,493
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(j)	275,000	272,267
2.05%, 7/17/30	200,000	188,740
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(j)	200,000	198,714
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(j)	200,000	207,116

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	197,140
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	203,189
	Par	Value
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.,
1.40%, 9/17/26	$200,000	$191,610

Toyota Motor Corp., 0.68%, 3/25/24	195,000	192,007
		1,845,276
Luxembourg – 0.0%(e)
ArcelorMittal S.A., 4.25%, 7/16/29	50,000	52,641
Peru – 0.0%(e)
Southern Copper Corp., 3.88%, 4/23/25	5,000	5,252
Spain – 0.1%
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(j)	200,000	197,706
1.85%, 3/25/26	200,000	194,848
		392,554
Switzerland – 0.1%
Credit Suisse A.G., 0.52%, 8/09/23	250,000	246,659
Novartis Capital Corp., 2.20%, 8/14/30	10,000	9,798
		256,457
United Kingdom – 0.5%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(j)	200,000	200,232
HSBC Holdings PLC,
(3M USD LIBOR + 1.06%), 3.26%, 3/13/23(j)	200,000	200,480
(SOFR + 0.53%), 0.73%, 8/17/24(j)	200,000	196,754

Lloyds Banking Group PLC, (1Y US Treasury CMT + 0.55%), 0.70%, 5/11/24(j)	200,000	197,819
Reynolds American, Inc., 4.45%, 6/12/25	125,000	132,556
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	293,590
Unilever Capital Corp., 3.38%, 3/22/25	100,000	104,529
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	191,136
		1,517,096
Total Foreign Issuer Bonds (Cost $7,379,319)		7,224,011

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value

Mortgage-Backed Securities – 14.6%
Commercial Mortgage-Backed Securities – 0.1%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1M USD LIBOR + 3.25%, 3.25% Floor), 3.36%, 10/15/49(b)(c)	$350,000	$341,190
Federal Home Loan Mortgage Corporation – 0.9%
Pool,
#QA2226, 3.00%, 7/01/46	36,280	37,565
#QA2237, 3.00%, 7/01/46	81,878	84,897
#QA8965, 3.00%, 4/01/50	22,861	23,447
#RA3022, 2.50%, 6/01/50	38,060	38,055
#RA3174, 3.00%, 7/01/50	42,072	43,367
#RA3382, 3.00%, 8/01/50	113,640	116,563
#RA3935, 2.50%, 11/01/50	253,359	253,337
#RA6624, 2.00%, 1/01/52	300,000	292,766
#SB0383, 2.50%, 4/01/32	126,390	130,099
#SB8500, 2.50%, 7/01/35	129,945	133,321
#SB8505, 2.50%, 10/01/35	391,565	403,141
#SD0514, 2.00%, 10/01/50	66,256	64,771
#SD7521, 2.50%, 7/01/50	40,951	41,234
#SD8146, 2.00%, 5/01/51	997,573	974,288
#ZS4693, 3.00%, 12/01/46	206,688	213,564
#ZS4746, 3.00%, 12/01/47	10,706	11,001
#ZS7757, 3.00%, 3/01/30	223,454	232,965
#ZT1858, 4.50%, 4/01/49	53,905	58,602
		3,152,983
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool,
#G08697, 3.00%, 3/01/46	125,597	130,267
#G08737, 3.00%, 12/01/46	147,438	152,425
		282,692
	Par	Value
Federal National Mortgage Association – 2.6%
Pool,
#AS5640, 3.50%, 8/01/45	$52,900	$56,103
#BM5024, 3.00%, 11/01/48	22,171	22,794
#BN3960, 4.50%, 1/01/49	11,957	12,780
#BR7647, 2.00%, 4/01/51	43,213	42,199
#CA3666, 4.00%, 6/01/49	432,349	462,876
#CA5182, 4.50%, 2/01/50	514,296	552,723
#CA5575, 4.00%, 4/01/50	326,586	346,850
#CA5754, 4.00%, 5/01/50	33,564	35,458
#CA7368, 2.50%, 10/01/50	137,958	137,943
#CA7572, 2.50%, 10/01/50	111,607	112,617
#CA7573, 2.50%, 11/01/50	170,001	171,421
#CB0235, 2.00%, 4/01/51	118,379	115,629
#CB0400, 2.00%, 5/01/51	24,607	24,131
#CB0684, 2.00%, 6/01/51	83,878	81,881
#CB0819, 2.00%, 6/01/51	170,257	166,288
#CB1065, 2.50%, 7/01/51	169,172	169,174
#CB2559, 2.50%, 1/01/52	199,849	199,690
#FM2888, 3.50%, 1/01/49	52,359	54,634
#FM4808, 2.50%, 11/01/50	80,032	80,023
#FM6135, 2.00%, 2/01/51	46,392	45,343
#FM6834, 2.00%, 4/01/51	228,130	222,882
#FM7259, 2.50%, 5/01/36	235,114	241,555
#FM7719, 2.00%, 6/01/51	289,508	282,769
#FM7840, 4.00%, 4/01/50	85,485	90,190
#FM8794, 2.50%, 9/01/51	975,556	974,780
#FM9198, 2.50%, 11/01/51	539,855	540,461
#MA3238, 3.50%, 1/01/48	1,307,146	1,367,705
#MA3467, 4.00%, 9/01/48	121,490	128,521
#MA4026, 4.00%, 5/01/50	598,161	632,076
#MA4156, 2.50%, 10/01/35	79,682	81,462

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#MA4357, 3.00%, 6/01/51	$851,567	$870,744
#MA4378, 2.00%, 7/01/51	249,784	243,892
#MA4398, 2.00%, 8/01/51	558,743	545,478
		9,113,072
Government National Mortgage Association – 2.2%
Pool TBA,
2/01/51(k)	575,000	588,567
2/01/51(k)	800,000	828,500
2/01/51(k)	1,250,000	1,306,738
2/01/52(k)	350,000	333,047
2/01/52(k)	2,000,000	1,977,188
2/01/52(k)	1,969,000	1,981,306
2/01/52(k)	200,000	210,454
2/01/52(k)	225,000	239,837
		7,465,637
Government National Mortgage Association II – 1.6%
Pool,
#785043, 3.00%, 4/20/49	272,829	281,445
#BW4651, 2.50%, 8/20/50	15,986	16,105
#BW4741, 2.50%, 9/20/50	19,480	19,624
#BW6206, 2.50%, 8/20/50	38,423	38,707
#BY0776, 2.50%, 9/20/50	39,837	40,132
#BY0805, 2.50%, 9/20/50	35,448	35,711
#MA4125, 2.50%, 12/20/46	36,182	36,649
#MA4962, 3.50%, 1/20/48	975,997	1,013,621
#MA5397, 3.50%, 8/20/48	215,523	224,935
#MA5467, 4.50%, 9/20/48	54,304	57,618
#MA6338, 3.00%, 12/20/49	997,165	1,021,933
#MA6409, 3.00%, 1/20/50	60,288	61,792
#MA6412, 4.50%, 1/20/50	115,730	121,852
#MA6474, 3.00%, 2/20/50	34,189	35,042
#MA6766, 3.00%, 7/20/50	399,157	409,648
#MA7136, 2.50%, 1/20/51	19,630	19,779
#MA7192, 2/20/51(k)	1,010,929	1,000,660
#MA7193, 2.50%, 2/20/51	162,601	163,832
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA7472, 2.50%, 7/20/51	$313,754	$316,130
#MA7534, 2.50%, 8/20/51	631,378	636,158
		5,551,373
Uniform Mortgage-Backed Securities – 7.1%
Pool,
#CB2148, 2.00%, 11/01/51	49,501	48,317
#CB2410, 2.50%, 12/01/51	68,587	68,604
#FM9491, 2.50%, 11/01/51	26,784	26,789
#FM9494, 2.50%, 11/01/51	16,890	16,877
#FM9806, 2.50%, 12/01/51	59,329	59,340
#MA4512, 2.50%, 1/01/52	1,233,579	1,232,597
Pool TBA,
2/01/36(k)	1,800,000	1,771,277
2/01/36(k)	2,900,000	2,913,537
2/01/37(k)	624,000	637,638
2/01/37(k)	835,000	864,623
2/01/37(k)	600,000	626,484
2/01/37(k)	175,000	183,056
2/01/51(k)	925,000	874,992
2/01/51(k)	5,964,000	5,813,968
2/01/51(k)	1,132,000	1,195,940
2/01/51(k)	1,025,000	1,115,655
2/01/52(k)	1,618,000	1,615,219
2/01/52(k)	1,867,000	1,945,181
2/01/52(k)	836,000	891,978
3/01/52(k)	225,000	212,475
3/01/52(k)	1,200,000	1,222,875
3/01/52(k)	875,000	909,180
		24,246,602
Total Mortgage-Backed Securities (Cost $50,664,839)		50,153,549

	Number of Shares
Preferred Stocks – 1.4%
Real Estate Investment Trusts – 1.4%
AGNC Investment Corp., 6.13%(c)	21,599	529,823
Arbor Realty Trust, Inc., 6.25%(c)*	34,424	835,815

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Chimera Investment Corp., 8.00%(c)	13,863	$351,288
Granite Point Mortgage Trust, Inc., 7.00%(c)	23,198	585,982
MFA Financial, Inc., 6.50%(c)	35,021	806,183
New Residential Investment Corp., 6.38%(c)	34,070	768,279
New Residential Investment Corp., 7.00%(c)	12,849	320,197
New York Mortgage Trust, Inc., 6.88%(c)	18,982	457,656
		4,655,223
Total Preferred Stocks (Cost $4,682,014)		4,655,223

Rights – 0.0%(e)
Pharmaceuticals – 0.0%(e)
Elanco Animal Health, Inc.*	22,842	—
Total Rights (Cost $—)		—

Warrants – 0.0%(e)
Auto Manufacturers – 0.0%(e)
Lightning eMotors, Inc., Strike Price $11.50, Expires 7/02/25	10,521	8,417
Healthcare - Services – 0.0%(e)
UpHealth, Inc., Strike Price $11.50, Expires 7/01/24	254	72
Total Warrants (Cost $—)		8,489

Investment Companies – 0.2%
ProShares Short 20+ Year Treasury*	29,259	486,284
Total Investment Companies (Cost $514,999)		486,284
	Number of Shares	Value

Short-Term Investments – 13.2%
Corporate Bonds – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	200,000	$202,221
General Motors Financial Co., Inc., 3.55%, 7/08/22	200,000	202,343
		404,564
Money Market Fund – 7.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(l)	25,134,848	25,134,848
Convertible Bonds – 1.4%
OSI Systems, Inc., 1.25%, 9/01/22(d)	751,000	742,739
iStar, Inc., 3.13%, 9/15/22(d)	458,000	719,518
Innoviva, Inc., 2.13%, 1/15/23(d)	883,000	933,349
II-VI, Inc., 0.25%, 9/01/22(d)(f)	560,000	774,629
Granite Point Mortgage Trust, Inc., 5.63%, 12/01/22(b)	1,072,000	1,067,537
Golar LNG Ltd., 2.75%, 2/15/22	622,000	620,791
		4,858,563
U.S. Treasury Bills – 4.4%
U.S. Treasury Bill, 0.19%	15,000,000	14,993,281
Total Short-Term Investments (Cost $44,853,447)		45,391,256

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
Arena Pharmaceuticals, Strike Price $100.00, Expires 2/18/22	53	487,494	530
Take-Two Interactive, Strike Price $155.00, Expires 3/18/22	14	228,676	21,490
Zendesk, Inc.,
Strike Price $105.00, Expires 3/18/22	63	620,613	36,225

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
Strike Price $100.00, Expires 3/18/22	46	453,146	$36,110
Zynga, Inc., Strike Price $9.00, Expires 3/18/22	302	273,914	16,006
			110,361
Put Options - Exchange Traded – 0.0%(e)
Terminix Global Holdings,
Strike Price $45.00, Expires 2/18/22	29	125,106	9,352
Strike Price $40.00, Expires 2/18/22	24	103,536	2,040
			11,392
Total Purchased Options (Premiums Received $125,218)			121,753
Total Long Positions – 107.2% (Cost $366,907,247)			367,644,485

	Number of Shares	Value
Short Positions – (12.1)%
Common Stocks – (11.9)%
Aerospace/Defense – (0.0)%(e)
Kaman Corp.(d)	(2,830)	(113,115)
Agriculture – (0.1)%
Bunge Ltd.	(3,680)	(363,805)
Airlines – (0.1)%
Southwest Airlines Co.*	(6,899)	(308,799)
Spirit Airlines, Inc.*	(4,377)	(93,974)
		(402,773)
Auto Manufacturers – (0.0)%(e)
Lucid Group, Inc.*	(5,813)	(170,844)
Auto Parts & Equipment – (0.0)%(e)
Meritor, Inc.*	(5,310)	(122,395)
Biotechnology – (0.7)%
Avid Bioservices, Inc.*	(9,796)	(184,851)
Exact Sciences Corp.(d)(f)*	(4,407)	(336,518)
Gossamer Bio, Inc.*	(38,823)	(372,313)
Halozyme Therapeutics, Inc.*	(6,561)	(227,076)
Innoviva, Inc.*	(19,132)	(306,686)
Insmed, Inc.(f)*	(21,310)	(483,311)
Ionis Pharmaceuticals, Inc.*	(1,990)	(63,282)
	Number of Shares	Value
Biotechnology (Continued)
Ligand Pharmaceuticals, Inc.(d)*	(315)	$(39,258)
Travere Therapeutics, Inc.*	(10,310)	(283,525)
		(2,296,820)
Building Materials – (0.0)%(e)
Patrick Industries, Inc.(e)	(1,997)	(128,607)
Chemicals – (0.0)%(e)
Danimer Scientific, Inc.*	(23,753)	(119,002)
Commercial Services – (2.0)%
2U, Inc.(f)*	(10,277)	(165,871)
Affirm Holdings, Inc.*	(1,062)	(68,042)
Chegg, Inc.*	(2,772)	(73,375)
FTI Consulting, Inc.(d)*	(4,375)	(637,919)
Marathon Digital Holdings, Inc.*	(8,346)	(196,465)
S&P Global, Inc.	(11,920)	(4,949,422)
Sabre Corp.(d)*	(47,701)	(436,464)
Stride, Inc.(d)*	(9,558)	(335,199)
		(6,862,757)
Computers – (0.3)%
Lumentum Holdings, Inc.(d)(f)*	(2,576)	(261,412)
Mitek Systems, Inc.*	(17,486)	(286,246)
NCR Corp.*	(12,043)	(458,357)
		(1,006,015)
Cosmetics/Personal Care – (0.1)%
Beauty Health (The) Co.*	(13,408)	(190,394)
Diversified Financial Services – (0.8)%
Affiliated Managers Group, Inc.	(955)	(139,631)
Coinbase Global, Inc., Class A(d)*	(727)	(138,239)
Cowen, Inc., Class A	(15,768)	(499,530)
Encore Capital Group, Inc.*	(11,415)	(736,268)
I3 Verticals, Inc., Class A(d)*	(5,358)	(123,984)
LendingTree, Inc.*	(180)	(21,931)
PRA Group, Inc.(d)*	(8,007)	(372,326)
SoFi Technologies, Inc.*	(11,494)	(143,445)
Upstart Holdings, Inc.*	(407)	(44,367)
WisdomTree Investments, Inc.(d)	(71,522)	(401,238)
		(2,620,959)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric – (0.2)%
Algonquin Power & Utilities Corp. (Canada)	(23,721)	$(338,973)
NRG Energy, Inc.	(12,468)	(497,847)
		(836,820)
Electronics – (0.5)%
GoPro, Inc. Class A(d)*	(25,245)	(223,670)
II-VI, Inc.(d)(f)*	(19,797)	(1,255,130)
OSI Systems, Inc.*	(1,335)	(110,725)
		(1,589,525)
Energy - Alternate Sources – (0.2)%
Array Technologies, Inc.*	(18,768)	(197,815)
Enphase Energy, Inc.(d)(f)*	(2,439)	(342,606)
Sunnova Energy International, Inc.(d)(f)*	(12,162)	(239,105)
Sunrun, Inc.(d)*	(1,828)	(47,400)
		(826,926)
Engineering & Construction – (0.2)%
Fluor Corp.*	(29,796)	(626,908)
Food – (0.1)%
Beyond Meat, Inc.(f)*	(837)	(54,514)
Chefs' Warehouse (The), Inc.(d)*	(9,919)	(295,983)
		(350,497)
Healthcare - Products – (0.0)%(e)
Alphatec Holdings, Inc.*	(10,740)	(111,051)
Haemonetics Corp.*	(819)	(39,599)
		(150,650)
Home Builders – (0.1)%
Winnebago Industries, Inc.	(6,918)	(446,349)
Internet – (0.7)%
fuboTV, Inc.(f)*	(6,448)	(69,252)
Groupon, Inc.(d)(f)*	(2,087)	(63,737)
Magnite, Inc.*	(5,297)	(71,880)
NortonLifeLock, Inc.	(1,447)	(37,636)
Perficient, Inc.*	(1,675)	(175,574)
Q2 Holdings, Inc.(d)*	(1,247)	(81,367)
Spotify Technology S.A.*	(526)	(103,233)
TripAdvisor, Inc.*	(4,740)	(128,691)
Upwork, Inc.*	(6,627)	(180,254)
Wayfair, Inc., Class A*	(519)	(80,922)
Zendesk, Inc.*	(10,923)	(1,076,025)
Zillow Group, Inc., Class C*	(6,002)	(302,981)
		(2,371,552)
Leisure Time – (0.3)%
Callaway Golf Co.(f)	(17,849)	(425,877)
	Number of Shares	Value
Leisure Time (Continued)
Norwegian Cruise Line Holdings Ltd.(f)*	(6,468)	$(134,728)
Royal Caribbean Cruises Ltd.*	(6,671)	(519,071)
		(1,079,676)
Lodging – (0.2)%
Marcus (The) Corp.(f)*	(34,514)	(581,561)
Machinery - Construction & Mining – (0.1)%
Bloom Energy Corp., Class A(d)*	(17,323)	(261,231)
Media – (0.2)%
Cable One, Inc.(d)	(211)	(325,938)
DISH Network Corp., Class A(d)*	(6,619)	(207,837)
		(533,775)
Metal Fabricate/Hardware – (0.1)%
RBC Bearings, Inc.*	(1,170)	(211,150)
Oil & Gas – (0.3)%
Centennial Resource Development, Inc., Class A*	(110,854)	(865,770)
Oil & Gas Services – (0.0)%(e)
Helix Energy Solutions Group, Inc.(d)*	(35,833)	(126,490)
Pharmaceuticals – (0.1)%
Coherus Biosciences, Inc.*	(23,296)	(287,938)
Jazz Pharmaceuticals PLC*	(1,126)	(156,413)
		(444,351)
Real Estate – (0.1)%
Realogy Holdings Corp.*	(17,024)	(280,896)
Redfin Corp.(d)(f)*	(4,194)	(124,017)
		(404,913)
Real Estate Investment Trusts – (0.5)%
iStar, Inc.	(29,947)	(642,962)
Pebblebrook Hotel Trust	(25,359)	(549,022)
Summit Hotel Properties, Inc.(d)*	(41,224)	(388,330)
		(1,580,314)
Retail – (0.2)%
Burlington Stores, Inc.(d)*	(1,940)	(459,644)
Cheesecake Factory (The), Inc.*	(2,467)	(88,023)
		(547,667)

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Semiconductors – (1.8)%
Advanced Micro Devices, Inc.*	(47,572)	$(5,435,101)
Entegris, Inc.	(3,490)	(418,242)
Impinj, Inc.*	(2,923)	(232,057)
MACOM Technology Solutions Holdings, Inc.*	(3,043)	(186,262)
		(6,271,662)
Software – (1.4)%
8x8, Inc.*	(6,095)	(93,558)
Avaya Holdings Corp.(f)*	(7,020)	(127,904)
Bandwidth, Inc., Class A*	(1,971)	(123,404)
Bentley Systems, Inc., Class B	(2,873)	(115,408)
BigCommerce Holdings, Inc., Series 1*	(5,483)	(179,239)
Ceridian HCM Holding, Inc.(d)*	(3,053)	(231,478)
Clarivate PLC*	(13,275)	(218,507)
Confluent, Inc., Class A*	(1,811)	(118,421)
DigitalOcean Holdings, Inc.*	(1,164)	(66,744)
Envestnet, Inc.*	(2,625)	(194,093)
Everbridge, Inc.(f)*	(1,232)	(62,980)
Fastly, Inc. Class A(d)*	(3,977)	(113,981)
Jamf Holding Corp.(d)*	(5,764)	(190,558)
LivePerson, Inc.*	(4,092)	(122,228)
MicroStrategy, Inc., Class A(d)*	(471)	(173,333)
New Relic, Inc.(d)(f)*	(3,446)	(362,312)
Porch Group, Inc.*	(21,038)	(221,951)
Progress Software Corp.(d)	(5,978)	(272,059)
Splunk, Inc.*	(912)	(113,015)
Take-Two Interactive Software, Inc.*	(755)	(123,322)
Unity Software, Inc.*	(1,219)	(128,178)
Verint Systems, Inc.*	(8,410)	(431,685)
Workiva, Inc.(d)(f)*	(4,339)	(513,217)
Ziff Davis, Inc.*	(4,509)	(473,716)
		(4,771,291)
Telecommunications – (0.2)%
Infinera Corp.(d)*	(32,838)	(276,496)
Motorola Solutions, Inc.	(1,037)	(240,522)
		(517,018)
	Number of Shares	Value
Transportation – (0.2)%
Air Transport Services Group, Inc.*	(15,833)	$(425,116)
CryoPort, Inc.*	(3,439)	(143,647)
SFL Corp. Ltd. (Norway)	(6,943)	(56,933)
		(625,696)
Trucking & Leasing – (0.1)%
Greenbrier (The) Cos., Inc.	(9,742)	(393,187)
Total Common Stocks (Proceeds $41,780,092)		(40,812,465)

	Par
Mortgage-Backed Securities – (0.1)%
Uniform Mortgage-Backed Securities – (0.1)%
Pool TBA, 2/01/51(k)	$(418,000)	(427,013)
Total Mortgage-Backed Securities (Proceeds $425,838)		(427,013)

	Number of Shares
Investment Companies – (0.1)%
iShares Russell 2000 ETF	(1,738)	(349,755)
iShares MSCI Australia ETF	(1,360)	(31,063)
Total Investment Companies (Proceeds $404,490)		(380,818)
Total Short Positions – (12.1)% (Proceeds $42,610,420)		(41,620,296)
Total Written Options – (0.0)%(e) (Premiums Received $92,771)		(19,344)
Other Assets less Liabilities – 4.9%(m)		16,805,119
NET ASSETS – 100.0%		$342,809,964
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of January 31, 2022 is disclosed.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Amount rounds to less than 0.05%.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(f)	Security represents underlying investment on open options contracts.
(g)	Zero coupon bond.
(h)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(i)	Restricted security that has been deemed illiquid. At January 31, 2022, the value of these restricted illiquid securities amounted to $1,134,382 or 0.33% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Fluor Corp., 6.50%	5/14/21-5/21/21	$981,446

(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2022 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2022.
(l)	7-day current yield as of January 31, 2022 is disclosed.
(m)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BDC	Business Development Company
CMT	Constant Maturity
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To be announced
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	78.3
All other currencies less than 5%	21.7
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	75.5
All other countries less than 5%	24.5
Total	100.0

(a) Percentages shown are based on Net Assets.

See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	5	3/08/2022	EUR	819,445	$(10,828)
Euro-Bund	24	3/08/2022	EUR	4,559,679	(137,761)
Euro-OAT	4	3/08/2022	EUR	723,547	(18,932)
10-Year Australian Treasury Bond	40	3/15/2022	AUD	3,875,094	(60,364)
E-Mini Russell 1000 Value Index	51	3/18/2022	USD	4,107,540	13,583
10-Year U.S. Treasury Note	82	3/31/2022	USD	10,493,437	1,991
U.S. Treasury Long Bond	15	3/31/2022	USD	2,334,375	(35,857)
Ultra U.S. Treasury Bond	4	3/31/2022	USD	755,750	(16,383)
Total Long Contracts					$(264,551)
Short Contracts
10-Year Canadian Treasury Bond	(76)	3/22/2022	CAD	8,316,564	$22,621
Long Gilt	(77)	3/31/2022	GBP	12,629,848	225,450
Ultra 10-Year U.S. Treasury Note	(1)	3/31/2022	USD	142,828	4,308
2-Year U.S. Treasury Note	(19)	4/05/2022	USD	4,116,469	32,069
5-Year U.S. Treasury Note	(21)	4/05/2022	USD	2,503,266	31,153
Total Short Contracts					$315,601
					$51,050

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/15/22	U.S. Dollars	1,640,514	Swedish Kronor	14,840,300	Morgan Stanley	$48,344
03/15/22	U.S. Dollars	2,600,942	Australian Dollars	3,622,000	Morgan Stanley	39,519
03/15/22	U.S. Dollars	2,416,233	Euro	2,135,400	Morgan Stanley	14,977
03/15/22	Canadian Dollars	1,035,770	U.S. Dollars	807,308	Morgan Stanley	7,477
03/15/22	British Pounds	315,700	U.S. Dollars	417,568	Morgan Stanley	6,909
03/16/22	U.S. Dollars	172,526	Australian Dollars	240,000	JPMorgan Chase	2,800
03/15/22	U.S. Dollars	95,693	New Zealand Dollars	141,400	Morgan Stanley	2,717
03/16/22	U.S. Dollars	249,156	Euro	220,000	Bank of America	1,760
03/16/22	U.S. Dollars	158,683	Euro	140,000	Morgan Stanley	1,247
03/16/22	U.S. Dollars	36,274	Australian Dollars	50,000	Bank of America	915
03/16/22	U.S. Dollars	33,078	Swedish Krona	300,000	JPMorgan Chase	892
03/16/22	U.S. Dollars	102,071	Euro	90,000	JPMorgan Chase	863
03/16/22	U.S. Dollars	19,803	Swedish Krona	180,000	Citibank	491
03/15/22	Norwegian Kroner	657,700	U.S. Dollars	73,474	Morgan Stanley	419
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
03/16/22	U.S. Dollars	22,721	Euro	20,000	Deutsche Bank	$231
03/16/22	U.S. Dollars	22,715	Euro	20,000	Barclays	224
03/16/22	U.S. Dollars	7,726	Swedish Krona	70,000	Bank of America	215
03/16/22	U.S. Dollars	14,857	Singapore Dollars	20,000	Barclays	55
03/15/22	U.S. Dollars	8,588	Swiss Francs	7,900	Morgan Stanley	52
03/15/22	U.S. Dollars	1,362	New Zealand Dollars	2,000	Northern Trust	47
03/15/22	U.S. Dollars	6,319	Norwegian Kroner	55,900	Morgan Stanley	39
03/16/22	U.S. Dollars	10,276	Hong Kong Dollars	80,000	Barclays	15
03/16/22	U.S. Dollars	24,370	Hong Kong Dollars	190,000	JPMorgan Chase	1
Total Unrealized Appreciation						$130,209

03/15/22	U.S. Dollars	1,248	New Zealand Dollars	1,900	Morgan Stanley	$(1)
03/15/22	U.S. Dollars	322	Swiss Francs	300	Morgan Stanley	(2)
03/16/22	U.S. Dollars	37,181	Hong Kong Dollars	290,000	Citibank	(13)
03/16/22	U.S. Dollars	13,946	Australian Dollars	20,000	Morgan Stanley	(198)
03/16/22	U.S. Dollars	7,496	Mexican Peso	160,000	Goldman Sachs	(203)
03/16/22	U.S. Dollars	36,784	Singapore Dollars	50,000	Barclays	(221)
03/15/22	New Zealand Dollars	14,500	U.S. Dollars	9,773	Morgan Stanley	(239)
03/15/22	British Pounds	205,400	U.S. Dollars	276,469	Morgan Stanley	(297)
03/15/22	U.S. Dollars	34,211	Euro	30,690	Morgan Stanley	(300)
03/16/22	U.S. Dollars	26,530	British Pounds	20,000	JPMorgan Chase	(361)
03/16/22	U.S. Dollars	141,216	Canadian Dollars	180,000	Bank of America	(380)
03/16/22	U.S. Dollars	26,496	British Pounds	20,000	Bank of America	(396)
03/15/22	Australian Dollars	37,000	U.S. Dollars	26,625	Morgan Stanley	(459)
03/16/22	U.S. Dollars	175,858	Singapore Dollars	240,000	JPMorgan Chase	(1,766)
03/15/22	Swedish Kronor	992,300	U.S. Dollars	108,779	Morgan Stanley	(2,318)
03/15/22	U.S. Dollars	811,880	Canadian Dollars	1,035,770	Morgan Stanley	(2,905)
03/16/22	Euro	306,680	U.S. Dollars	348,012	Citibank	(3,140)
03/15/22	Euro	427,970	U.S. Dollars	485,408	Morgan Stanley	(4,156)
03/15/22	U.S. Dollars	650,197	Norwegian Kroner	5,846,900	Morgan Stanley	(6,709)
03/15/22	U.S. Dollars	4,360,998	British Pounds	3,285,300	Morgan Stanley	(56,276)
Total Unrealized Depreciation						$(80,340)
Net Unrealized Appreciation						$49,869

Written Call Option Contracts outstanding at January 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Burlington Stores, Inc.	5	USD	118,465	280.00	3/18/2022	$(2,000)
Callaway Golf Co.	51	USD	121,686	29.00	2/18/2022	(637)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Enphase Energy, Inc.	8	USD	112,376	250.00	2/18/2022	$(316)
New Relic, Inc.	15	USD	157,710	105.00	2/18/2022	(13,500)
Redfin Corp.	21	USD	62,097	40.00	2/18/2022	(315)
SoFi Technologies, Inc.	47	USD	58,656	15.00	2/18/2022	(1,316)
Zillow Group, Inc.	15	USD	74,790	60.00	2/18/2022	(1,260)
Total Written Call Options Contracts (Premiums Received $92,771)						$(19,344)

Long Contracts for Difference at January 31, 2022: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,105	Monthly	$349,447	$(25,832)
Abbott Laboratories	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,152	Monthly	401,750	13,747
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	4,530	Monthly	517,521	(56,246)
Allstate Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,019	Monthly	364,262	(8,705)
Altice USA, Inc., Class A	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	19,222	Monthly	277,179	5,474
Altria Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,360	Monthly	221,815	1,461
Altria Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,109	Monthly	259,930	2,130
American Electric Power Co., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,199	Monthly	921,932	759
American Express Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,425	Monthly	257,103	30,628
American Express Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	946	Monthly	170,596	6,238
American Express Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,387	Monthly	250,458	19,980
American International Group, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	6,758	Monthly	390,269	1,954
American International Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	9,316	Monthly	537,967	(25,036)
Analog Devices, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,924	Monthly	315,474	5,438
Aon PLC, Class A	U.S. Fed Funds + 0.07%	6/9/2031	Barclays	415	Monthly	114,721	1,156
Apache Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,887	Monthly	262,910	22,041
Apache Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,935	Monthly	164,493	19,305
Apache Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	16,198	Monthly	539,927	5,879
Apple, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	2,665	Monthly	465,783	33,376
Arrow Electronics, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,505	Monthly	186,608	(10,848)
AutoNation, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,055	Monthly	441,949	(25,393)
AutoZone, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	152	Monthly	301,921	3,100
AutoZone, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	57	Monthly	113,210	(1,512)
AutoZone, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	60	Monthly	119,174	1,120
Avery Dennison Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	166	Monthly	34,099	838
Axalta Coating Systems, Ltd.	U.S. Fed Funds + 0.08%	1/19/2032	Goldman Sachs	1,518	Monthly	44,947	(819)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	27,575	Monthly	528,010	14,663
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Biogen, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,938	Monthly	$437,962	$(13,440)
Block, Inc.	U.S. Fed Funds + 0.07%	1/5/2032	Barclays	23	Monthly	2,812	114
Boeing (The) Co.	U.S. Fed Funds + 0.08%	6/11/2030	Goldman Sachs	125	Monthly	25,025	392
Booking Holdings, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	20	Monthly	49,122	2,130
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	236	Monthly	18,108	(2,351)
BorgWarner, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	536	Monthly	23,503	(110)
Boyd Gaming Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	8,370	Monthly	497,673	3,944
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,529	Monthly	328,717	(17,067)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,746	Monthly	375,955	16,198
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,938	Monthly	585,533	3,669
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,214	Monthly	159,420	(2,206)
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,166	Monthly	80,284	(2,570)
Cable One, Inc.	U.S. Fed Funds + 0.08%	5/19/2031	Goldman Sachs	76	Monthly	117,395	(587)
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.08%	12/8/2031	Goldman Sachs	18	Monthly	1,371	(54)
Camden Property Trust REIT	U.S. Fed Funds + 0.08%	7/16/2030	Goldman Sachs	869	Monthly	139,117	4,326
Capital One Financial Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,359	Monthly	199,383	(14,184)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,782	Monthly	405,875	8,760
Cardinal Health, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,015	Monthly	258,607	(5,132)
Cboe Global Markets, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	1,339	Monthly	158,710	1,885
Celanese Corp.	U.S. Fed Funds + 0.07%	11/26/2031	Barclays	1,192	Monthly	185,604	(4,904)
Chevron Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,248	Monthly	426,534	5,873
Cinemark Holdings, Inc.	U.S. Fed Funds + 0.08%	12/10/2031	Goldman Sachs	4,224	Monthly	63,775	(1,315)
Cintas Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,044	Monthly	408,752	6,134
Clorox (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	416	Monthly	69,830	834
CMS Energy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	38	Monthly	2,447	68
ConocoPhillips	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,662	Monthly	324,522	20,503
Crown Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,240	Monthly	256,252	13,906
CSX Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	15,662	Monthly	535,922	(14,388)
Cummins, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	168	Monthly	37,105	(2,543)
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,326	Monthly	463,092	8,603
Danaher Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,317	Monthly	376,369	2,369
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,022	Monthly	327,451	(16,241)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	5,860	Monthly	332,903	8,142
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,299	Monthly	187,410	(10,134)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,523	Monthly	219,152	(2,283)
Devon Energy Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	3,165	Monthly	160,049	7,085
Discover Financial Services	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,504	Monthly	289,819	(19,976)
Dollar General Corp.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	123	Monthly	25,643	653
Dow, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	8,656	Monthly	517,016	26,913
DTE Energy Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,580	Monthly	190,277	5,606
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	2,896	Monthly	221,831	(1,397)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
DXC Technology	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	6,638	Monthly	$199,668	$(1,596)
DXC Technology	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,188	Monthly	35,727	(3,358)
DXC Technology	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	16,367	Monthly	492,288	(38,288)
Eaton Corp. PLC	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	511	Monthly	80,957	(412)
Ebay, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,483	Monthly	449,498	5,203
Ecolab, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	135	Monthly	25,576	792
Eli Lilly	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	1,792	Monthly	439,715	(2,146)
Emerson Electric Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,914	Monthly	175,989	(2,089)
Enbridge, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	3,870	Monthly	163,576	1,004
Encompass Health Corp.	U.S. Fed Funds + 0.08%	6/11/2030	Goldman Sachs	3,370	Monthly	209,064	1,131
Energy, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,112	Monthly	267,089	(6,550)
Entergy Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	433	Monthly	48,395	1,549
EQT Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	470	Monthly	9,986	(824)
Equifax, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	68	Monthly	16,304	379
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,040	Monthly	236,799	(10,798)
Equity Residential	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,720	Monthly	152,614	611
Equity Residential	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	792	Monthly	70,941	(85)
Equity Residential	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,394	Monthly	301,131	(5,178)
Exelon Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,871	Monthly	398,132	7,722
Exelon Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,123	Monthly	123,021	4,048
Expedia Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,650	Monthly	485,711	31,634
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,461	Monthly	444,350	(14,876)
FirstEnergy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,865	Monthly	120,213	1,860
Flex Ltd.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	6,785	Monthly	109,776	(6,245)
Ford Motor Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	15,792	Monthly	322,152	153
Gartner, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,399	Monthly	411,128	22,136
General Dynamics Corp.	U.S. Fed Funds + 0.07%	2/24/2031	Barclays	830	Monthly	177,440	5,564
General Electric Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	5,819	Monthly	549,747	(39,520)
Gilead Sciences, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	6,307	Monthly	433,159	802
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	21,711	Monthly	450,015	(17,857)
Halliburton Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	17,625	Monthly	541,760	37,685
Hanesbrands, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	21,263	Monthly	342,329	(4,045)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,460	Monthly	392,367	121
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,757	Monthly	126,268	959
Hasbro, Inc.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	403	Monthly	37,268	(1,001)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	948	Monthly	227,564	(3,369)
Healthcare Trust of America	U.S. Fed Funds + 0.07%	5/7/2031	Barclays	6,235	Monthly	202,946	4,798
Hess Corp.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	263	Monthly	24,272	426
Hess Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	1,579	Monthly	145,725	4,907
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,672	Monthly	27,303	384
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,379	Monthly	$104,162	$(6,322)
Hologic, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,232	Monthly	437,691	(17,001)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,446	Monthly	530,596	(25,186)
Honeywell International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,432	Monthly	497,288	66
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	2,970	Monthly	92,327	(8,562)
HP, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,989	Monthly	73,056	298
HP, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,232	Monthly	155,443	3,634
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	354	Monthly	82,806	(426)
International Paper Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,117	Monthly	488,103	(3,280)
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,415	Monthly	299,035	(15,097)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	639	Monthly	123,031	(6,475)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	746	Monthly	143,616	(4,077)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	526	Monthly	101,270	(4,188)
Johnson & Johnson	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	2,813	Monthly	484,645	25,591
Kellogg Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,333	Monthly	398,953	(23,913)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.08%	8/19/2030	Goldman Sachs	1,047	Monthly	176,754	3,273
Kimco Realty Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,943	Monthly	144,161	(5,187)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	29,003	Monthly	511,315	8,983
Kinross Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	25,000	Monthly	134,986	(5,417)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	52	Monthly	1,858	(84)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	6,824	Monthly	244,283	(11,139)
Kroger (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,474	Monthly	325,786	(30,873)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,090	Monthly	526,943	(62,026)
L Brands, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	8,373	Monthly	469,467	(928)
Lennox International, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	261	Monthly	74,450	(5,364)
Lennox International, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	166	Monthly	47,079	(730)
Life Storage, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	706	Monthly	95,273	930
Lithia Motors, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,270	Monthly	370,979	(23,039)
Lockheed Martin Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	246	Monthly	95,720	2,357
Loews Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,145	Monthly	187,628	2,199
Loews Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,193	Monthly	130,817	(2,364)
Loews Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,821	Monthly	108,634	(2,283)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,257	Monthly	537,269	(17,153)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	101	Monthly	23,972	1,126
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,427	Monthly	428,179	(4,351)
Macys, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,945	Monthly	331,350	476
Magna International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,762	Monthly	142,033	3,610
Marathon Petroleum Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	7,181	Monthly	515,229	9,297
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	2,553	Monthly	$411,333	$13,729
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,928	Monthly	297,029	(4,876)
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.08%	7/23/2030	Goldman Sachs	63	Monthly	24,514	772
Masco Corp.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	1,229	Monthly	77,832	725
Mattel, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	9,655	Monthly	201,980	2,604
Mattel, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,373	Monthly	216,991	(12,124)
Mcdonalds Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	286	Monthly	74,202	1,577
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,600	Monthly	415,074	(7,982)
Mcdonalds Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	227	Monthly	58,892	671
McKesson Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,330	Monthly	341,433	11,127
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,582	Monthly	406,088	9,449
McKesson Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	835	Monthly	214,348	3,477
MGM Resorts International	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,960	Monthly	126,449	4,300
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,850	Monthly	384,247	(10,723)
Molina Healthcare, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	740	Monthly	214,943	10,466
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,320	Monthly	253,534	(21,244)
Moodys Corp.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	84	Monthly	28,812	956
Mosaic (The) Co.	U.S. Fed Funds + 0.07%	3/5/2031	Barclays	4,680	Monthly	186,963	3,928
Motorola Solutions, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,746	Monthly	404,939	(23,687)
MSCI, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	760	Monthly	407,445	22,072
NetApp, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,195	Monthly	103,378	(14)
NetApp, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,963	Monthly	170,946	(12,006)
NetApp, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	961	Monthly	83,611	(6,070)
Netflix, Inc.	U.S. Fed Funds + 0.07%	12/18/2030	Barclays	428	Monthly	182,814	19,431
Newell Brands, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	566	Monthly	13,136	25
Newell Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,383	Monthly	55,306	(1,076)
Newmont Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,270	Monthly	261,168	3,132
Nike, Inc., Class B	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	1,908	Monthly	282,517	5,531
Nordstrom, Inc.	U.S. Fed Funds + 0.08%	6/11/2030	Goldman Sachs	4,914	Monthly	110,566	3,138
Norfolk Southern Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	1,949	Monthly	530,101	(7,655)
Northrop Grumman Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	445	Monthly	164,603	(14,759)
NRG Energy, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	15,120	Monthly	603,711	(289)
Nucor Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,714	Monthly	377,977	19,067
Occidental Petroleum Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	21,111	Monthly	795,240	77,255
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,867	Monthly	183,410	25,817
Olin Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	12,884	Monthly	652,788	(28,260)
Omnicom Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,109	Monthly	158,932	(530)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,843	Monthly	214,225	(6,847)
Omnicom Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,001	Monthly	150,786	(7,073)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	12,052	Monthly	622,564	(25,592)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	535	Monthly	348,649	(11,300)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Otis Worldwide Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,861	Monthly	$415,269	$10,688
Ovintiv, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	3,824	Monthly	148,369	4,969
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,619	Monthly	101,606	1,744
Ovintiv, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,209	Monthly	46,909	1,906
Packaging Corp. Of America	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	3,516	Monthly	529,584	57,209
Penn National Gaming, Inc.	U.S. Fed Funds + 0.07%	9/24/2031	Barclays	8,493	Monthly	387,362	23,406
Pfizer, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	17,340	Monthly	920,567	26,474
Phillips 66	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	2,139	Monthly	181,363	4,190
PPL Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	14,033	Monthly	416,488	307
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,182	Monthly	513,279	4,465
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	34	Monthly	5,455	29
Prudential Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,526	Monthly	170,243	(6,361)
Public Storage	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	335	Monthly	120,106	2,142
QUALCOMM, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	2,632	Monthly	462,581	7,910
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,036	Monthly	547,039	(11,683)
Regeneron Pharmaceuticals, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	697	Monthly	424,142	(8,814)
Rocket Company, Inc., Class A	U.S. Fed Funds + 0.07%	1/5/2032	Barclays	6,143	Monthly	77,646	(1,967)
Roper Technologies, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	89	Monthly	38,906	103
Ross Stores, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	479	Monthly	46,822	1,257
Ryder System, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	2,616	Monthly	191,463	(3,363)
Ryder System, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,411	Monthly	249,622	(15,788)
Ryder System, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	1,412	Monthly	103,337	(6,093)
Salesforce.com, Inc.	U.S. Fed Funds + 0.07%	12/29/2031	Barclays	1,020	Monthly	237,279	9,788
SBA Communications Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,008	Monthly	328,037	(1,106)
Semiconductor Corp.	U.S. Fed Funds + 0.08%	11/4/2030	Goldman Sachs	713	Monthly	42,067	3,655
Sempra Energy	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	1,725	Monthly	238,322	11,226
Service Corp., (US) International	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	6,342	Monthly	391,422	(14,720)
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,409	Monthly	275,870	8,043
Southern Copper Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	576	Monthly	36,800	(536)
Southwestern Energy	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	3,323	Monthly	14,620	(832)
Starbucks Corp.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	3,404	Monthly	334,672	4,555
Stryker Corp.	U.S. Fed Funds + 0.07%	1/20/2031	Barclays	420	Monthly	105,290	(517)
Tapestry, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	950	Monthly	36,049	424
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	6,912	Monthly	410,775	25,676
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,965	Monthly	413,885	33,805
Target Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,772	Monthly	390,558	(12,430)
Target Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,205	Monthly	486,017	2,076
Tempur Sealy International, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	483	Monthly	19,227	(489)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Textron, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	723	Monthly	$49,189	$(6,301)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	766	Monthly	445,251	(5,028)
Toll Brothers, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	4,657	Monthly	274,620	1,461
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	10,652	Monthly	629,883	(67,397)
Trimble, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	582	Monthly	41,996	(561)
Uber Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	10,419	Monthly	389,647	(8,541)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	16,549	Monthly	311,613	(8,279)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	441	Monthly	8,303	(314)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,667	Monthly	106,705	746
Union Pacific Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	1,284	Monthly	313,997	(712)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,591	Monthly	523,873	(20,646)
United States Steel Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	22,823	Monthly	472,884	29,776
Valero Energy Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,171	Monthly	97,158	1,216
Ventas, Inc.	U.S. Fed Funds + 0.09%	2/27/2023	Goldman Sachs	3,534	Monthly	187,361	2,498
VeriSign, Inc.	U.S. Fed Funds + 0.08%	6/25/2030	Goldman Sachs	216	Monthly	46,911	1,634
Verisk Analytics, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	110	Monthly	21,574	735
Verizon Communications, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	2,527	Monthly	140,674	6,844
VF Corp.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	602	Monthly	39,256	(1,101)
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	16,805	Monthly	562,119	15,116
VICI Properties, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	6,557	Monthly	187,647	3,395
Vornado Realty Trust	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	10,752	Monthly	446,112	2,691
Voya Financial, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,943	Monthly	132,044	(1,906)
Voya Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,108	Monthly	279,162	(19,974)
Vulcan Materials Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	224	Monthly	42,629	912
Walmart, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	5,941	Monthly	830,560	(15,144)
Walt Disney (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,906	Monthly	272,498	10,112
Waste Connections, Inc.	U.S. Fed Funds + 0.08%	10/14/2030	Goldman Sachs	657	Monthly	81,923	251
Western Union (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	1,929	Monthly	36,477	2,025
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	193	Monthly	17,157	(311)
Westlake Chemical Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,658	Monthly	262,192	(19,981)
WestRock Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	6,956	Monthly	321,085	8,668
WestRock Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,693	Monthly	216,606	2,699
Weyerhaeuser Co.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	14,230	Monthly	575,313	22,568
Whirlpool Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	948	Monthly	199,248	405
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	963	Monthly	28,832	1,608
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	1,959	Monthly	167,394	1,886
Xcel Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	2,680	Monthly	188,306	5,021
Xerox Holdings Corp.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	8,539	Monthly	183,328	(17,424)
Xylem, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	1,574	Monthly	165,299	(1,165)
Yum Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	4,207	Monthly	526,560	(2,823)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Yum Brands, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	3,541	Monthly	$443,221	$(2,628)
Zoetis , Inc.	U.S. Fed Funds + 0.08%	12/17/2031	Goldman Sachs	2,261	Monthly	452,312	(2,632)
ZoomInfo Technologies, Inc.	U.S. Fed Funds + 0.09%	1/30/2032	Goldman Sachs	381	Monthly	20,140	304
Total (Cost $68,633,195)				1,127,920		$68,555,515	$(77,680)

Short Contracts for Difference at January 31, 2022: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(3,120)	Monthly	$(431,205)	$(4,442)
AES (The) Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	(16,246)	Monthly	(362,906)	4,091
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(22,719)	Monthly	(507,497)	13,666
Alcoa Corp.	U.S. Fed Funds + 0.07%	6/2/2031	Barclays	(699)	Monthly	(39,641)	915
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(915)	Monthly	(179,575)	10,580
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(197)	Monthly	(38,385)	2,471
Allstate Corp.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	(1,511)	Monthly	(182,334)	113
Ally Financial, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(20,107)	Monthly	(965,406)	50,096
Altria Group, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	(8,318)	Monthly	(423,223)	(7,739)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(33,310)	Monthly	(548,640)	59,965
AmerisourceBergen Corp.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(481)	Monthly	(65,513)	(1,393)
Amgen, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(388)	Monthly	(88,132)	1,231
Amphenol Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,743)	Monthly	(218,323)	706
Anthem, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(44)	Monthly	(19,404)	(116)
Aramark Services, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(14,657)	Monthly	(502,602)	14,746
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,373)	Monthly	(227,905)	1,351
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,078)	Monthly	(103,536)	8,576
AT&T, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,120)	Monthly	(25,765)	4,809
Avis Budget Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,390)	Monthly	(244,892)	(1,901)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,726)	Monthly	(74,802)	(1,009)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,749)	Monthly	(240,083)	(11,997)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(3,933)	Monthly	(107,924)	(2,520)
Ball Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,895)	Monthly	(184,005)	(18,876)
Ball Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,164)	Monthly	(598,542)	(41,456)
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(28,744)	Monthly	(706,245)	(801)
Bausch Health Cos., Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,411)	Monthly	(231,237)	11,904
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,666)	Monthly	(65,505)	3,685
Baxter International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,240)	Monthly	(105,946)	238
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Becton Dickinson and Company	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	(1,689)	Monthly	$(429,253)	$9,288
Bed Bath & Beyond, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(4,741)	Monthly	(76,994)	151
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,379)	Monthly	(431,666)	9,072
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(1,708)	Monthly	(534,642)	(15,281)
Best Buy Co., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,458)	Monthly	(144,751)	3,061
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(908)	Monthly	(90,151)	3,146
Best Buy Co., Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,904)	Monthly	(288,316)	(1,946)
Boston Scientific Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(8,027)	Monthly	(344,361)	(1,833)
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,269)	Monthly	(183,149)	(2,101)
Boston Scientific Corp.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(8,784)	Monthly	(376,838)	3,980
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(751)	Monthly	(440,015)	19,200
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,495)	Monthly	(357,891)	10,245
Brown & Brown, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,918)	Monthly	(193,406)	(4,874)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,752)	Monthly	(116,129)	3,147
Callon Petroleum Co.	U.S. Fed Funds + (0.45)%	2/8/2023	JPMorgan Chase	(2,525)	Monthly	(124,843)	(1,168)
Callon Petroleum Co.	U.S. Fed Funds + 0.08%	11/28/2031	Goldman Sachs	(1,035)	Monthly	(51,172)	4,573
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	(8,119)	Monthly	(413,422)	(12,490)
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.07%	2/27/2023	Goldman Sachs	(606)	Monthly	(30,858)	(68)
Canadian Pacific Railway Ltd.	U.S. Fed Funds	4/21/2031	JPMorgan Chase	(1,234)	Monthly	(88,108)	827
Capital One Financial Corp.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	(1,810)	Monthly	(265,583)	1,019
Carnival Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(46,190)	Monthly	(915,030)	(1,629)
Carnival Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,716)	Monthly	(73,615)	(538)
Carrier Global Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,102)	Monthly	(435,146)	33,589
Carvana Co.	U.S. Fed Funds + 0.08%	11/25/2030	Goldman Sachs	(2,995)	Monthly	(485,380)	(11,308)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(658)	Monthly	(68,390)	9,458
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,114)	Monthly	(115,781)	(3)
Caterpillar, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,613)	Monthly	(529,352)	27,117
Caterpillar, Inc.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	(525)	Monthly	(106,155)	12,863
CDW Corporation of Delaware	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,057)	Monthly	(199,831)	935
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,289)	Monthly	(64,916)	(2,747)
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,330)	Monthly	(66,082)	(1,564)
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,804)	Monthly	(79,523)	(2,862)
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(907)	Monthly	(299,094)	(1,414)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(371)	Monthly	$(220,131)	$(6,016)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(331)	Monthly	(196,406)	3,991
Cisco Systems, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(7,868)	Monthly	(441,191)	27,297
Comcast Corp., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,997)	Monthly	(249,802)	398
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,165)	Monthly	(108,903)	473
Comcast Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(11,324)	Monthly	(567,939)	(1,175)
Conagra Brands, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,623)	Monthly	(126,748)	1,035
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,865)	Monthly	(275,857)	(7,110)
Conagra Brands, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,396)	Monthly	(153,938)	1,308
ConocoPhillips	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,222)	Monthly	(108,690)	(9,671)
ConocoPhillips	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,296)	Monthly	(203,477)	(2,554)
Consolidated Edison, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(250)	Monthly	(21,614)	(1,116)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,658)	Monthly	(512,460)	(7,378)
CVS Health Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,716)	Monthly	(182,575)	1,668
D.R. Horton, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,042)	Monthly	(182,192)	8,571
Danaher Corp.	U.S. Fed Funds + 0.07%	12/18/2030	Barclays	(992)	Monthly	(283,534)	(8,889)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(765)	Monthly	(107,854)	(3,363)
DaVita, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(398)	Monthly	(43,132)	1,170
Deere & Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,371)	Monthly	(517,631)	(18,546)
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(7,652)	Monthly	(434,721)	18,356
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	(5,292)	Monthly	(282,701)	2,432
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,678)	Monthly	(540,011)	(22,128)
Diamondback Energy, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(556)	Monthly	(70,147)	(124)
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,085)	Monthly	(311,147)	9,755
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(836)	Monthly	(125,363)	3,285
DISH Network Corp., Class A	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(11,493)	Monthly	(360,883)	(6,865)
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(19,889)	Monthly	(624,543)	43,338
Dominion Energy, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,124)	Monthly	(332,643)	(8,992)
Duke Energy Corp.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	(1,151)	Monthly	(120,924)	(1,783)
Eastman Chemical Co.	U.S. Fed Funds + 0.07%	12/18/2030	Barclays	(4,131)	Monthly	(491,303)	1,277
Edison International	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(859)	Monthly	(54,544)	(1,054)
Edison International	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,312)	Monthly	(83,302)	2,818
Edison International	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,106)	Monthly	(260,500)	1,258
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,558)	Monthly	(40,570)	(1,253)
Electronic Arts, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,972)	Monthly	(442,520)	(1,781)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,415)	Monthly	(524,806)	(19,019)
Entegris, Inc.	U.S. Fed Funds + 0.08%	1/14/2032	Goldman Sachs	(3,757)	Monthly	(450,244)	4,889
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(438)	Monthly	(52,526)	(2,375)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,231)	Monthly	$(447,236)	$6,160
FMC Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(112)	Monthly	(12,362)	(333)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(11,337)	Monthly	(422,377)	77,789
Gap (The), Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(31,475)	Monthly	(568,757)	(29,905)
Gap (The), Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(24,105)	Monthly	(438,460)	(29,159)
General Mills, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,340)	Monthly	(300,048)	(2,252)
General Motors Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,221)	Monthly	(380,766)	(653)
General Motors Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(6,077)	Monthly	(320,442)	36,825
Genuine Parts Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,561)	Monthly	(341,203)	4,481
Global Payments, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,008)	Monthly	(450,842)	(26,591)
GoDaddy, Inc., Class A	U.S. Fed Funds + 0.07%	5/19/2031	Barclays	(384)	Monthly	(29,073)	(891)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(1,819)	Monthly	(37,708)	(1,147)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(168)	Monthly	(40,329)	38
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,646)	Monthly	(238,853)	(7,623)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(998)	Monthly	(144,822)	(3,555)
HollyFrontier, Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(8,126)	Monthly	(285,712)	(11,460)
Hormel Foods Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,247)	Monthly	(346,143)	9,033
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,471)	Monthly	(112,208)	(2,201)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(35,072)	Monthly	(608,163)	8,868
Howmet Aerospace Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,797)	Monthly	(180,230)	10,028
Howmet Aerospace Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(9,778)	Monthly	(304,006)	28,640
Humana, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(60)	Monthly	(23,550)	(569)
Huntsman Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(11,879)	Monthly	(425,643)	(4,812)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(559)	Monthly	(51,210)	(2,130)
Idex, Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(440)	Monthly	(95,112)	3,818
Idex, Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(262)	Monthly	(56,588)	426
Intel Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,131)	Monthly	(201,680)	15,725
International Business Machines Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,822)	Monthly	(911,220)	(28,331)
Iron Mountain, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(11,869)	Monthly	(545,028)	(18,401)
Iron Mountain, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(9,718)	Monthly	(446,261)	(17,768)
JM Smucker (The) Co.	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	(123)	Monthly	(17,291)	97
Johnson Controls International PLC	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(1,338)	Monthly	(97,235)	2,767
Johnson Controls International PLC	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(480)	Monthly	(34,882)	537
KB Home	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,759)	Monthly	(327,819)	3,413
Keurig Dr Pepper, Inc.	U.S. Fed Funds + 0.08%	1/19/2032	Goldman Sachs	(4,599)	Monthly	(174,533)	(254)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(1,157)	Monthly	(20,398)	81
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Kohls Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(8,056)	Monthly	$(481,028)	$32,220
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(232)	Monthly	(62,956)	183
Lam Research Corp.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(408)	Monthly	(240,692)	36,344
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,658)	Monthly	(106,461)	1,077
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(939)	Monthly	(60,296)	4,063
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(11,622)	Monthly	(746,268)	37,857
Las Vegas Sands Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(8,895)	Monthly	(389,613)	(6,239)
Lear Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	(294)	Monthly	(49,192)	1,867
Leidos Holdings, Inc.	U.S. Fed Funds + 0.08%	7/22/2030	Goldman Sachs	(456)	Monthly	(40,789)	104
Lennar Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,598)	Monthly	(347,200)	12,636
Lennar Corp.	U.S. Fed Funds + 0.08%	6/11/2030	Goldman Sachs	(383)	Monthly	(37,035)	1,763
LIncoln National Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,187)	Monthly	(154,157)	(8,590)
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(538)	Monthly	(38,592)	279
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(822)	Monthly	(90,017)	(3,112)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(35,174)	Monthly	(434,761)	(8,100)
Macys, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(14,288)	Monthly	(365,779)	(3,782)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(21,264)	Monthly	(414,020)	(860)
Marriott International, Inc., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,164)	Monthly	(187,548)	(2,730)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(196)	Monthly	(30,317)	643
Match Group, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(3,681)	Monthly	(414,852)	13,328
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(3,868)	Monthly	(388,008)	(10,994)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(19,312)	Monthly	(444,805)	6,799
Merck & Co., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,370)	Monthly	(193,108)	(2,149)
Metlife, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(11,561)	Monthly	(775,299)	7,838
MGIC Investment Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,420)	Monthly	(112,636)	445
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,559)	Monthly	(54,028)	4,019
MGIC Investment Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(4,982)	Monthly	(75,629)	4,830
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(6,288)	Monthly	(421,486)	1,029
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(3,215)	Monthly	(215,503)	486
Murphy Oil Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(17,032)	Monthly	(538,225)	497
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,465)	Monthly	(89,736)	(4,591)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(938)	Monthly	$(15,405)	$(116)
Navient Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(13,399)	Monthly	(233,558)	55,860
Newmont Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(756)	Monthly	(46,245)	226
News Corp, Class A	U.S. Fed Funds + 0.08%	1/26/2032	Goldman Sachs	(4,494)	Monthly	(99,947)	(1,751)
NextEra Energy, Inc.	U.S. Fed Funds + 0.07%	1/21/2022	Barclays	(3,295)	Monthly	(257,408)	12,518
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,361)	Monthly	(184,457)	14,552
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,990)	Monthly	(44,778)	733
Northrop Grumman Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	(170)	Monthly	(62,883)	1,302
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(19,815)	Monthly	(412,764)	12,322
Oneok, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(889)	Monthly	(54,777)	(175)
Oracle Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(5,318)	Monthly	(431,612)	5,418
Performance Food Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(7,713)	Monthly	(325,421)	35,856
Perrigo Co. PLC	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(2,254)	Monthly	(85,810)	202
Perrigo Co. PLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(16)	Monthly	(609)	24
PG&E Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(2,810)	Monthly	(35,941)	(226)
Philip Morris International, Inc.	U.S. Fed Funds + 0.07%	4/1/2031	Barclays	(490)	Monthly	(50,396)	(115)
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,490)	Monthly	(326,147)	(19,207)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,020)	Monthly	(224,174)	(21,072)
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(804)	Monthly	(175,992)	(2,256)
Progressive Corp.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	(3,942)	Monthly	(428,341)	4,339
Public Service Enterprise Group, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(333)	Monthly	(22,154)	(250)
PulteGroup, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(10,512)	Monthly	(553,881)	10,975
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,003)	Monthly	(308,701)	14,932
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,645)	Monthly	(283,136)	15,665
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,387)	Monthly	(153,740)	2,034
Raymond James Financial, Inc.	U.S. Fed Funds + 0.08%	6/18/2030	Goldman Sachs	(322)	Monthly	(34,091)	(300)
Raytheon Technologies Corp.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(1,970)	Monthly	(177,674)	(2,062)
Realty Income Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,303)	Monthly	(90,762)	(1,624)
Rexford Industrial Reality, Inc.	U.S. Fed Funds + 0.07%	12/23/2031	Barclays	(6,008)	Monthly	(439,608)	(9,018)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(453)	Monthly	(35,250)	954
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(12,042)	Monthly	(937,012)	42,619
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.05%	1/21/2022	Barclays	(2,299)	Monthly	(347,610)	4,321
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Sealed Air Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(5,114)	Monthly	$(347,351)	$(7,311)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(428)	Monthly	(122,627)	5,139
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(443)	Monthly	(126,928)	16,294
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(203)	Monthly	(58,163)	4,000
Simon Property Group, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,963)	Monthly	(288,962)	13,124
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(18,949)	Monthly	(120,516)	(5,875)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,827)	Monthly	(404,937)	(5,613)
Southern (The) Co.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,605)	Monthly	(111,534)	(2,378)
Southwest Airlines Co.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(11,066)	Monthly	(495,316)	(9,851)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,861)	Monthly	(396,637)	4,235
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(3,294)	Monthly	(144,377)	16,403
Sun Communities, Inc.	U.S. Fed Funds + 0.07%	12/23/2031	Barclays	(2,040)	Monthly	(385,481)	(4,450)
Sysco Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,623)	Monthly	(204,991)	(196)
TC Energy Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(7,261)	Monthly	(367,492)	(7,636)
TC Energy Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,504)	Monthly	(129,334)	(3,216)
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(4,527)	Monthly	(139,749)	4,122
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(25,260)	Monthly	(779,812)	7,752
Teledyne Technologies, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(654)	Monthly	(275,622)	(5,756)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(6,351)	Monthly	(470,740)	25,972
Tesla, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(97)	Monthly	(90,862)	(652)
Tesla, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(537)	Monthly	(503,030)	27,250
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.09%	6/19/2030	Goldman Sachs	(4,789)	Monthly	(344,673)	(14,663)
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.07%	3/10/2031	Barclays	(514)	Monthly	(36,993)	(1,496)
T-Mobile US, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,754)	Monthly	(189,731)	(2,756)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,185)	Monthly	(344,533)	(7,751)
Tractor Supply Company	U.S. Fed Funds + 0.07%	5/12/2031	Barclays	(2,028)	Monthly	(442,736)	(2,783)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(565)	Monthly	(348,164)	15,696
TransDigm, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(732)	Monthly	(451,062)	7,129
Twitter, Inc.	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(9,675)	Monthly	(362,912)	(23,706)
Twitter, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,765)	Monthly	(103,716)	(5,892)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.08%	6/12/2030	Goldman Sachs	(5,646)	Monthly	(513,179)	15,964
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.07%	12/18/2030	Barclays	(1,002)	Monthly	(91,072)	(300)
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	Goldman Sachs	(12,842)	Monthly	(550,669)	(26,932)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(602)	Monthly	(192,721)	1,249
United Rentals North America, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,043)	Monthly	(333,894)	(6,393)
United States Steel Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(12,255)	Monthly	(253,924)	(11,092)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,106)	Monthly	(522,685)	(8,627)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.06%	2/27/2023	Goldman Sachs	(749)	Monthly	$(353,956)	$(8,869)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.07%	1/26/2023	Barclays	(1,104)	Monthly	(143,587)	750
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,376)	Monthly	(178,971)	3,844
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(1,675)	Monthly	(217,856)	(549)
US Foods Holding Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(69)	Monthly	(2,433)	60
Valero Energy Corp.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(200)	Monthly	(16,597)	303
Verizon Communications, Inc.	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(8,288)	Monthly	(441,192)	(8,385)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(17,542)	Monthly	(382,594)	11,399
Vistra Operations Co. LLC	U.S. Fed Funds + 0.08%	2/27/2023	Goldman Sachs	(14,138)	Monthly	(308,358)	8,898
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(3,273)	Monthly	(162,866)	8,574
Western Digital Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(2,963)	Monthly	(153,307)	15,643
Whirlpool Corp.	U.S. Fed Funds + 0.07%	12/17/2030	Barclays	(1,060)	Monthly	(222,803)	(3,171)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.08%	6/10/2030	Goldman Sachs	(15,252)	Monthly	(456,655)	(6,759)
Total (Cost $64,947,436)				(1,293,446)		$(64,423,298)	$524,138

Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.31% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	5,130,000	$2,031	$—	$2,031
7.37% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	11,450,000	3,113	—	3,113
7.39% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	910,000	209	—	209
7.51% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	6,330,000	(87)	—	(87)
7.56% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	5,140,000	(538)	—	(538)
7.61% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	5,720,000	(1,178)	—	(1,178)
7.79% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	3/10/2027	5,920,000	(3,434)	—	(3,434)
1.00% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	530,000	11,879	—	11,879
1.01% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	370,000	8,109	—	8,109
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.03% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	200,000	$4,061	$(179)	$4,240
1.08% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	320,000	5,562	—	5,562
1.13% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	490,000	8,648	—	8,648
1.21% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	3/16/2027	150,000	1,309	—	1,309
1.27% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	560,000	6,028	—	6,028
1.41% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	240,000	1,031	—	1,031
1.42% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	730,000	20,149	—	20,149
1.43% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	2,190,000	59,174	—	59,174
1.44% (Annually)	2-Day USD SOFR (Annually)	3/16/2027	180,000	510	—	510
1.44% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	1,270,000	34,053	—	34,053
1.45% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	1,110,000	29,500	—	29,500
1.46% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	290,000	7,518	(309)	7,827
1.70% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	640,000	10,908	—	10,908
1.88% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	380,000	3,968	—	3,968
1.97% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	1,010,000	7,072	—	7,072
1.99% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	460,000	2,767	—	2,767
1-Day SGD SORA (Semi-Annually)	1.31% (Semi-Annually)	3/16/2027	1,860,000	(13,125)	—	(13,125)
1-Day SGD SORA (Semi-Annually)	0.84% (Semi-Annually)	3/16/2027	1,483,906	(35,595)	—	(35,595)
1-Day SGD SORA (Semi-Annually)	1.36% (Semi-Annually)	3/16/2027	1,089,000	(5,693)	—	(5,693)
1-Day SGD SORA (Semi-Annually)	1.37% (Semi-Annually)	3/16/2027	990,000	(4,884)	—	(4,884)
1-Day SGD SORA (Semi-Annually)	1.32% (Semi-Annually)	3/16/2027	730,000	(4,951)	—	(4,951)
1-Day SGD SORA (Semi-Annually)	1.42% (Semi-Annually)	3/16/2027	460,000	(1,458)	—	(1,458)
1-Day SGD SORA (Semi-Annually)	1.49% (Semi-Annually)	3/16/2027	447,220	(211)	—	(211)
1-Day SGD SORA (Semi-Annually)	1.19% (Semi-Annually)	3/16/2027	430,000	(4,876)	—	(4,876)
1-Day SGD SORA (Semi-Annually)	1.46% (Semi-Annually)	3/16/2027	410,000	(651)	—	(651)
1-Day SGD SORA (Semi-Annually)	1.35% (Semi-Annually)	3/16/2027	231,000	(1,306)	—	(1,306)
1-Day SGD SORA (Semi-Annually)	1.22% (Semi-Annually)	3/16/2027	227,700	(2,336)	—	(2,336)
1-Day SGD SORA (Semi-Annually)	1.34% (Semi-Annually)	3/16/2027	200,000	(1,217)	—	(1,217)
1-Day SGD SORA (Semi-Annually)	1.21% (Semi-Annually)	3/16/2027	186,300	(2,005)	—	(2,005)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SGD SORA (Semi-Annually)	1.23% (Semi-Annually)	3/16/2027	186,000	$(1,821)	$—	$(1,821)
1-Day SGD SORA (Semi-Annually)	1.48% (Semi-Annually)	3/16/2027	172,780	(187)	—	(187)
2.03% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/16/2027	690,000	3,297	—	3,297
2.69% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,580,000	26,769	—	26,769
2.74% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,560,000	25,585	—	25,585
2.76% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,050,000	17,010	—	17,010
2.81% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,520,000	23,776	—	23,776
2.98% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	970,000	13,376	—	13,376
3.12% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,020,000	12,519	—	12,519
3.14% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	857,600	10,386	—	10,386
3.18% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	422,400	4,910	—	4,910
3.22% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	3,460,000	38,702	—	38,702
3.33% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,190,000	11,898	—	11,898
3.36% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,030,000	9,963	—	9,963
3M HKD HIBOR (Quarterly)	1.46% (Quarterly)	3/16/2027	7,770,000	(13,772)	—	(13,772)
3M HKD HIBOR (Quarterly)	1.48% (Quarterly)	3/16/2027	5,990,000	(9,825)	—	(9,825)
3M HKD HIBOR (Quarterly)	1.44% (Quarterly)	3/16/2027	4,887,200	(9,233)	—	(9,233)
3M HKD HIBOR (Quarterly)	1.73% (Quarterly)	3/16/2027	3,420,000	(365)	—	(365)
3M HKD HIBOR (Quarterly)	1.53% (Quarterly)	3/16/2027	2,820,000	(3,857)	—	(3,857)
3M HKD HIBOR (Quarterly)	1.51% (Quarterly)	3/16/2027	2,520,000	(3,759)	—	(3,759)
3M HKD HIBOR (Quarterly)	1.61% (Quarterly)	3/16/2027	2,220,000	(1,824)	—	(1,824)
3M HKD HIBOR (Quarterly)	1.49% (Quarterly)	3/16/2027	2,210,000	(3,537)	—	(3,537)
3M HKD HIBOR (Quarterly)	1.35% (Quarterly)	3/16/2027	2,030,000	(4,944)	—	(4,944)
3M SEK STBOR (Quarterly)	0.62% (Annually)	3/16/2027	10,860,000	(19,234)	698	(19,932)
3M SEK STBOR (Quarterly)	0.59% (Annually)	3/16/2027	9,830,000	(18,970)	—	(18,970)
3M SEK STBOR (Quarterly)	0.68% (Annually)	3/16/2027	7,250,000	(10,365)	115	(10,480)
3M SEK STBOR (Quarterly)	0.61% (Annually)	3/16/2027	5,410,000	(9,876)	—	(9,876)
3M SEK STBOR (Quarterly)	0.88% (Annually)	3/16/2027	4,830,000	(1,977)	—	(1,977)
3M SEK STBOR (Quarterly)	0.81% (Annually)	3/16/2027	4,600,000	(3,463)	—	(3,463)
3M SEK STBOR (Quarterly)	0.60% (Annually)	3/16/2027	4,430,000	(8,204)	—	(8,204)
3M SEK STBOR (Quarterly)	0.78% (Annually)	3/16/2027	3,910,000	(3,522)	—	(3,522)
3M SEK STBOR (Quarterly)	0.70% (Annually)	3/16/2027	3,760,000	(5,036)	—	(5,036)
3M SEK STBOR (Quarterly)	0.85% (Annually)	3/16/2027	3,340,000	(1,861)	—	(1,861)
3M SEK STBOR (Quarterly)	0.75% (Annually)	3/16/2027	3,280,000	(3,570)	—	(3,570)
3M SEK STBOR (Quarterly)	0.71% (Annually)	3/16/2027	2,460,000	(3,178)	—	(3,178)
3M SEK STBOR (Quarterly)	0.63% (Annually)	3/16/2027	2,310,000	(3,900)	157	(4,057)
3M SEK STBOR (Quarterly)	0.89% (Annually)	3/16/2027	2,310,000	(764)	(764)	—
3M SEK STBOR (Quarterly)	0.91% (Annually)	3/16/2027	2,270,000	(533)	—	(533)
3M SEK STBOR (Quarterly)	0.72% (Annually)	3/16/2027	1,960,000	(2,432)	68	(2,500)
3M ZAR JIBAR (Quarterly)	6.75% (Quarterly)	3/16/2027	2,720,000	(561)	—	(561)
4.11% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,050,000	1,682	—	1,682
4.12% (Annually)	6M PLN WIBOR (Semi-Annually)	3/16/2027	1,050,000	1,466	—	1,466
6M ASX BBSW (Semi-Annually)	1.87% (Semi-Annually)	3/16/2027	735,000	(2,845)	—	(2,845)
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M ASX BBSW (Semi-Annually)	1.53% (Semi-Annually)	3/16/2027	660,000	$(10,139)	$—	$(10,139)
6M ASX BBSW (Semi-Annually)	1.54% (Semi-Annually)	3/16/2027	550,000	(8,342)	—	(8,342)
6M ASX BBSW (Semi-Annually)	1.71% (Semi-Annually)	3/16/2027	490,000	(4,482)	—	(4,482)
6M ASX BBSW (Semi-Annually)	1.46% (Semi-Annually)	3/16/2027	390,000	(6,920)	—	(6,920)
6M ASX BBSW (Semi-Annually)	1.76% (Semi-Annually)	3/16/2027	380,000	(2,913)	—	(2,913)
6M ASX BBSW (Semi-Annually)	1.75% (Semi-Annually)	3/16/2027	335,000	(2,711)	—	(2,711)
6M EUR EURIBOR (Semi-Annually)	-0.10% (Annually)	3/16/2027	1,470,000	(29,643)	—	(29,643)
6M EUR EURIBOR (Semi-Annually)	0.06% (Annually)	3/16/2027	1,430,000	(15,969)	—	(15,969)
6M EUR EURIBOR (Semi-Annually)	-0.09% (Annually)	3/16/2027	1,380,000	(27,118)	(145)	(26,973)
6M EUR EURIBOR (Semi-Annually)	0.07% (Annually)	3/16/2027	1,340,000	(14,549)	—	(14,549)
6M EUR EURIBOR (Semi-Annually)	-0.06% (Annually)	3/16/2027	570,000	(10,166)	—	(10,166)
6M EUR EURIBOR (Semi-Annually)	0.10% (Annually)	3/16/2027	510,000	(4,648)	—	(4,648)
6M EUR EURIBOR (Semi-Annually)	-0.05% (Annually)	3/16/2027	330,000	(5,783)	—	(5,783)
6M EUR EURIBOR (Semi-Annually)	-0.08% (Annually)	3/16/2027	270,000	(5,210)	—	(5,210)
Total				$43,385	$(359)	$43,744

Interest Rate Swap Contracts outstanding at January 31, 2022: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.64% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	1,139,540,929	$28,223	$—	$28,223
1.79% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	423,330,000	7,833	—	7,833
1.85% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	673,790,000	10,801	—	10,801
1.86% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	365,820,000	5,776	—	5,776
1.87% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	671,020,000	10,462	—	10,462
1.89% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	3/16/2027	KRW	328,630,000	4,829	—	4,829
2.04% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	307,182,400	2,645	—	2,645
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at January 31, 2022: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.05% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	485,787,024	$3,988	$—	$3,988
2.05% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	3/16/2027	KRW	304,110,576	2,557	—	2,557
2.07% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	792,865,800	6,035	—	6,035
2.11% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	3/16/2027	KRW	675,404,200	3,955	—	3,955
2.14% (Quarterly)	3M KRW KWCDC (Quarterly)	Goldman Sachs	3/16/2027	KRW	576,770,000	2,665	—	2,665
Total						$89,769	$—	$89,769
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$29,416,517	$—	$29,416,517
Common Stocks	85,714,175	12,121,979	—	97,836,154
Convertible Bonds	—	82,229,780	—	82,229,780
Convertible Preferred Stocks	4,110,372	3,462,730	—	7,573,102
Corporate Bonds	—	42,548,367	—	42,548,367
Foreign Issuer Bonds	—	7,224,011	—	7,224,011
Mortgage-Backed Securities	—	50,153,549	—	50,153,549
Preferred Stocks	4,655,223	—	—	4,655,223
Rights	—	—*	—	—
Warrants	8,489	—	—	8,489
Investment Companies	486,284	—	—	486,284
Short-Term Investments	25,134,848	20,256,408	—	45,391,256
Purchased Options	121,753	—	—	121,753
Total Assets – Investments at value	$120,231,144	$247,413,341	$—	$367,644,485
Liabilities:
Common Stocks	$(40,812,465)	$—	$—	$(40,812,465)
Mortgage-Backed Securities	—	(427,013)	—	(427,013)
Investment Companies	(380,818)	—	—	(380,818)
Total Liabilities – Investments at value	$(41,193,283)	$(427,013)	$—	$(41,620,296)
Net Investments	$79,037,861	$246,986,328	$—	$326,024,189

*Amount rounds to less than one dollar.
See Notes to Schedules of Investments.

Morningstar Funds Trust    January 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$331,175	$—	$—	$331,175
Forward Foreign Currency Exchange Contracts	—	130,209	—	130,209
Contracts for Difference at Fair Value	—	68,555,515	—	68,555,515
Swap Agreements at Fair Value	—	518,707	—	518,707
Total Assets - Derivative Financial Instruments	$331,175	$69,204,431	$—	$69,535,606
Liabilities:
Futures Contracts	$(280,125)	$—	$—	$(280,125)
Forward Foreign Currency Exchange Contracts	—	(80,340)	—	(80,340)
Written Options at Fair Value	(19,344)	—	—	(19,344)
Contracts for Difference at Fair Value	—	(64,423,298)	—	(64,423,298)
Swap Agreements at Fair Value	—	(385,553)	—	(385,553)
Total Liabilities - Derivative Financial Instruments	$(299,469)	$(64,889,191)	$—	$(65,188,660)
Net Derivative Financial Instruments	$31,706	$4,315,240	$—	$4,346,946
See Notes to Schedules of Investments.